UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York, NY 10019
(Address of principal executive offices) (Zip code)

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York, NY 10019
(Name and address of agent for service)

1-800-851-0511

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2022

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Direxion Fallen Knives ETF

Direxion Hydrogen ETF

Direxion Low Priced Stock ETF

Direxion Moonshot Innovators ETF

Direxion mRNA ETF

Direxion Nanotechnology ETF

Direxion NASDAQ-100® Equal Weighted Index Shares

Direxion Work From Home ETF

Direxion World Without Waste ETF

Direxion Russell 1000® Growth Over Value ETF

Direxion Russell 1000® Value Over Growth ETF

You can find a Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from your financial intermediary such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to continue receive paper copies of shareholder reports through the mail or to otherwise change your delivery method, contact your financial intermediary or follow the instructions included with this disclosure. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

Letter to Shareholders	4
Expense Example	10
Allocation of Portfolio Holdings	12
Schedules of Investments	13
Statements of Assets and Liabilities	29
Statements of Operations	32
Statements of Changes in Net Assets	35
Financial Highlights	41
Notes to the Financial Statements	43
Supplemental Information	58
Board Review of Investment Advisory Agreement	59
Trustees and Officers	61

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Letter to Shareholders (Unaudited)

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange traded funds (the "ETFs") covers the period from November 1, 2021 to April 30, 2022 (the "Semi-Annual Period").

Market Review:

Although global equities ended 2021 on a high note, the Omicron variant of Covid-19 was beginning to spread, and the CPI index started to creep upward. The equity rally did not last into 2022, as the S&P 500 recorded its worst January since 2008, with value names outperforming growth names. Equity markets continued to decline through February 2022, further magnified by the Russian invasion of Ukraine. The S&P 500 posted its first monthly gain of the year in March 2022, but not all global markets followed suit. At the same time, Chinese markets were crashing, primarily due to renewed countrywide Covid-19 shut-downs. April 2022 was extremely volatile, with equity markets struggling both domestically and internationally.

In November 2021, the treasury yield curve flattened and appetite for bonds was weak. There was a slight shift in December 2021, as investors looked towards the debt markets as a safe haven against mounting inflationary pressures, but risk-off sentiment returned in 2022 as the Federal Reserve took a hawkish stance against the economic environment. The Russian invasion of Ukraine weakened the fixed income segment of the market further, especially in emerging market debt. The end of this period saw the treasury yield curve shift higher, hurting fixed income returns. The general economic sentiment was weak as CPI and inflation rose, geopolitical tensions continued, and the Federal Reserve raised rates.

Factors Affecting the ETFs Performance:

Benchmark Performance – The performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. The market conditions that affected the benchmark indexes during the past year are described in the Market Review section above.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index funds' fees, which cause a greater negative impact on ETF performance. Transaction costs are not included in the expense ratio of the ETFs.

The ETFs Performance Review:

The following discussion relates to the performance of the ETFs for the Semi-Annual Period. The performance of the ETFs for the Semi-Annual Period is important primarily for understanding whether the ETFs meet their investment goals. All ETF returns are NAV (net asset value) returns.

Non-Leveraged ETFs

The Direxion Auspice Broad Commodity Strategy ETF seeks to provide total returns that exceed that of the Auspice Broad Commodity Index over a complete market cycle. The Auspice Broad Commodity Index attempts to capture upward trends in the commodity markets while minimizing risk during down trends. The Auspice Broad Commodity Index will use a quantitative methodology to track either long or flat positions in a diversified portfolio of 12 different commodity futures contracts, or "components", which cover the energy, metal, and agricultural sectors. It attempts to incorporate dynamic risk management and contract rolling methods. For the Semi-Annual Period, the Auspice Broad Commodity Index returned 16.01%, while the Direxion Auspice Broad Commodity Strategy ETF returned 15.64%.

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Commodities have rallied in an otherwise bear market, primarily due to inflation. In particular, the energy and agriculture holdings the Direxion Auspice Broad Commodity Strategy ETF performed extremely well. Heating oil futures were up 128.12% and natural gas futures were up 116.31% over the Semi-Annual Period. The performance for metals was more muted, with silver down 4.26%, gold up 6.36%, and copper essentially flat. The Direxion Auspice Broad Commodity Strategy ETF had strong performance despite overall market volatility.

The Direxion Fallen Knives ETF seeks investment results, before fees and expenses, that track the Indxx US Fallen Knives Index. The Indxx US Fallen Knives Index is designed by Indxx, LLC to consist of U.S equity securities that have experienced considerable share price declines over the prior year and have financial health, suggesting that the security has potential for share price recovery in the future. For the Semi-Annual Period, the Indxx US Fallen Knives Index returned -29.59%, while the Direxion Fallen Knives ETF returned -29.70%.

Grocery Outlet Holding Corp. (GO), a grocery store owner and operator, was one of the top performers during the Semi-Annual, with a total return of 44.69%. Coupa Software Inc. (COUP) was one of the bottom performers that has a significant portfolio weight, losing -63.72% this period. Almost 50% of the Direxion Fallen Knives ETF's portfolio is held in health care, which experienced losses as a sector.

The Direxion Hydrogen ETF seeks investment results, before fees and expenses, that track the Indxx Hydrogen Economy Index. The Indxx Hydrogen Economy Index tracks the performance of companies that provide goods and/or services related to the Hydrogen Industry, including hydrogen generation and storage, fuel cells, hydrogen stations, and hydrogen-based vehicles. The Index includes domestic securities as well as securities listed on various foreign markets, including among others, Japan and South Korea. The Index is reconstituted annually and rebalanced quarterly. For the Semi-Annual Period, the Indxx Hydrogen Economy Index returned -28.98%, while the Direxion Hydrogen ETF returned -28.93%.

Idemitsu Kosan (5019 JP Equity) was one of the top performers, while Ballard Power Systems (BLDP) brought up the rear for the Direxion Hydrogen ETF. Two of the biggest names in the hydrogen industry, Plug Power (PLUG) and Bloom Energy (BE), also experienced significant losses during the Semi-Annual Period. However, hydrogen is gaining momentum as an important source for the global energy transition.

The Direxion Low Priced Stock ETF seeks investment results, before fees and expenses, that track the Solactive Two Bucks Index. The Solactive Two Bucks Index is an equal-weighted index provided by Solactive AG that is designed to measure the performance of U.S.-listed securities with relatively low trading prices. The Index Provider begins with the Solactive GBS United States All Cap Index and applies certain requirements that vary depending on the quarter at which the Index is rebalanced in order to select a total of 50 securities. The Index is rebalanced and reconstituted quarterly in February, May, August, and November. For the Semi-Annual Period, the Solactive Two Bucks Index returned -28.51%, while the Direxion Low Priced Stock ETF returned -28.33%.

Nextier Oilfield Solutions (NEX) and RPC Inc. (RES) both experienced significant gains of 138.73% and 89.38%, respectively, during the Semi-Annual Period. However, the majority of the Direxion Low Priced Stock ETF's portfolio posted negative returns, which outweighed these substantial gains. Despite losses, roughly 40% of the portfolio is held in the energy sector, which has potential for strong returns moving forward.

The Direxion Moonshot Innovators ETF seeks investment results, before fees and expenses, that track the S&P Kensho Moonshots Index. The S&P Kensho Moonshots Index is comprised of 50 U.S. companies that pursue innovative technologies that have the potential to disrupt existing technologies and/or industries (i.e., moonshot innovators) and are considered to have the highest "early-stage composite innovation scores" which is determined based off a natural language processing review of the constituent company's latest annual regulatory filing for the use of words and phrases that are related to innovation. The Index is modified equal-weighted, reconstituted annually, and rebalanced semi-annually. For the Semi-Annual Period, the S&P Kensho Moonshots Index returned -52.54%, while the Direxion Moonshot Innovators ETF returned -52.37%.

DIREXION SEMI-ANNUAL REPORT
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Some more well-known names, such as Dropbox and Yelp, experienced losses during the Semi-Annual Period, in line with the overall holdings of the Direxion Moonshot Innovators ETF. Tech names have had difficulties recently, and IT companies make up roughly 50% of the portfolio.

The Direxion mRNA ETF seeks investment results, before fees and expenses, that track the BITA Messenger RNA Technology Index. The BITA Messenger RNA Technology Index provides exposure to the performance of companies, publicly listed in the United States, Canada and Europe, that are leading the development and application of messenger RNA ("mRNA") technology. mRNA is a single-stranded ribonucleic acid ("RNA") molecule that is complementary to one of the DNA strands of a gene. mRNA plays a vital role in protein synthesis in the human body, and mRNA technologies leverage this vital role to enable targeted cells to produce proteins that enable the body to fight or prevent a given disease. As an example, mRNA technology is the basis for certain COVID-19 vaccines. Eligible companies must meet certain conditions as specified by the Index Provider as well as market capitalization and liquidity requirements. Index constituents are weighted based on a modified free float market capitalization and reconstituted and rebalanced quarterly. Since the Fund's inception on December 9, 2021, the BITA Messenger RNA Technology Index returned -42.33%, while the Direxion mRNA ETF returned -42.40%.

The top performer during the Semi-Annual Period was Vertex Pharmaceuticals (VRTX), which returned 32.24% and has a portfolio weight of 9.25%, the highest weighted stock in the Direxion mRNA ETF. Well-known bio tech companies Moderna (MRNA) and Bio N Tech (BNTX) experienced almost identical losses of roughly -52%. Gritstone Bio (GRTS) was the worst performer, losing -79.03% since the Fund's inception, with a weight of 3.55%. For the most part, the healthcare sector has struggled during the Period, which has translated to poor fund performance, but many companies have interesting projects upcoming. For example, Bio N Tech is in a trial for pancreatic cancer treatment.

The Direxion Nanotechnology ETF seeks investment results, before fees and expenses, that track the S&P Kensho Extended Nanotechnology Index. The S&P Kensho Extended Nanotechnology Index, a subsector index within the S&P Kensho New Economy Index Series, is designed to measure the performance of U.S. listed securities, including depositary receipts, of companies involved in the nanotechnology industry. The Index Provider defines nanotechnology as the creation and/or manipulation of matter at the molecular (or smaller) level. The Index includes companies that produce nanomaterials or provide systems, products and services that allow for construction, measurement, simulation or manipulation of nanomaterials. Since the Fund's inception on November 23, 2021, the S&P Kensho Extended Nanotechnology Index returned -39.24%, while the Direxion Nanotechnology ETF returned -39.36%.

Jazz Pharmaceuticals (JAZZ) was the top performer, returning 17.94%. However, many other names in the healthcare sector, which makes up nearly 70% of the Direxion Nanotechnology ETF, did not fare as well during the Semi-Annual Period. Well-known Moderna (MRNA) returned -60.14% and Bio N Tech (BNTX) returned -49.41% during the six month period, each with a portfolio weight of roughly 2.5%. Bruker Corp. (BRKR) is the top holding, making up 10.47% of the portfolio, and lost -29.13% this period.

The Direxion NASDAQ-100® Equal Weighted Index Shares seeks investment results, before fees and expenses, that track the NASDAQ-100® Equal Weighted Index. The NASDAQ-100® Equal Weighted Index is the equal weighted version of the NASDAQ-100 Index® which includes approximately 100 of the largest domestic and international non-financial companies listed on the NASDAQ® Stock Market based on market capitalization selected by NASDAQ, Inc., the index provider. Equal weighting is a method of weighting index stocks whereby the same exposure is provided to both the smallest and largest companies included in the Index. The Index is rebalanced quarterly and reconstituted annually. For the Semi-Annual Period, the NASDAQ-100® Equal Weighted Index returned -17.67%, while the Direxion NASDAQ-100® Equal Weighted Index Shares returned -17.86%.

The Direxion NASDAQ-100® Equal Weighted Index Shares slightly outperformed the NASDAQ-100® , with the later returning -18.90%. Some of the top performers during the Semi-Annual Period were well-known consumer names, such as Kraft Heinz and Dollar Tree, returning 18.63% and 46.67%, respectively. Exelon also performed well, returning 23.59%. The IT sector had a rough six months, with names like Netflix, PayPal, and Docusign losing -60% to -70%.

DIREXION SEMI-ANNUAL REPORT
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The Direxion Work From Home ETF seeks investment results, before fees and expenses, that track the Solactive Remote Work Index. The Solactive Remote Work Index is comprised of U.S. listed securities and ADRs of companies that provide products and services in at least one of the following business segments that facilitate the ability of people to work from home: remote communications, cyber security, online project and document management, and cloud computing technologies ("WFH Industries"). The Index consists of 40 companies, namely, the top 10 ranked companies in each of the four WFH Industries. The Index is equal weighted at each semi-annual reconstitution and rebalance date. For the Semi-Annual Period, the Solactive Remote Work Index returned -26.43%, while the Direxion Work From Home ETF returned -26.40%.

Plantronics (POLY), a headset company, was the top performer during the Semi-Annual Period, returning 38.07%. Names such as Ring Central (RNG) and Docusign (DOCU) were among bottom performers, falling -66.38% and -70.86%, respectively. Names in the IT sector make up 86.48% of the Direxion Work From Home ETF, and tech generally had a tough six months.

The Direxion World Without Waste ETF seeks investment results, before fees and expenses, that track the Indxx US Circular Economy Index. The Indxx US Circular Economy Index tracks the performance of 50 US-listed companies that are representative of the transformative shift from the linear model of economy to a circular one. The index includes five sub-themes central to the circular economy, providing investors access to the shifting paradigm in growing segments such as biofuels, solar power, and waste management, along with collaboration and content sharing platforms. Companies that cumulatively derive revenue greater than, or equal to, 50% from categories comprising a sub-theme, are 'pure-play' companies. All of the 'pure-play' companies from the sub-themes will form the selection list. The top 10 companies from each sub-theme, by largest total market capitalization, will form the final index. For the Semi-Annual Period, the Indxx US Circular Economy Index returned -31.40%, while the Direxion World Without Waste ETF returned -31.55%.

US Ecology (ECOL), a waste collection and management company, was the top performer during the Semi-Annual Period, gaining 44.24%. Well-known names in tech such as Shopify, Netflix, Etsy, and Zoom were all down between roughly 60%-70%, contributing more greatly to the Direxion World Without Waste ETF's performance.

Relative Weight ETFs

The Direxion Russell 1000® Growth Over Value ETF seeks investment results, before fees and expenses, that track the Russell 1000® Growth/Value 150/50 Index. Russell 1000® Growth/Value 150/50 Index measures the performance of a portfolio that has 150% long exposure to the Russell 1000® Growth Index (the "Long Component") and 50% short exposure to the Russell 1000® Value Index (the "Short Component"). On a monthly basis, the index will rebalance such that the weight of the Long Component is equal to 150% and the weight of the Short Component is equal to 50% of the index value. In tracking the index, the Fund seeks to provide a vehicle for investors looking to efficiently express a growth over value investment view by overweighting exposure to the Long Component and shorting exposure to the Short Component. For the Semi-Annual Period, the Russell 1000® Growth/Value 150/50 Index returned -24.42%, while the Direxion Russell 1000® Growth Over Value ETF returned -24.76%.

The Direxion Russell 1000® Value Over Growth ETF seeks investment results, before fees and expenses, that track the Russell 1000® Value/Growth 150/50 Index. The Russell 1000® Value/Growth 150/50 Index measures the performance of a portfolio that has 150% long exposure to the Russell 1000® Value Index (the "Long Component") and 50% short exposure to the Russell 1000® Growth Index (the "Short Component"). On a monthly basis, the index will rebalance such that the weight of the Long Component is equal to 150% and the weight of the Short Component is equal to 50% of the index value. In tracking the index, the Fund seeks to provide a vehicle for investors looking to efficiently express a value over growth investment view by overweighting exposure to the Long Component and shorting exposure to the Short Component. For the Semi-Annual Period, the Russell 1000® Value/Growth 150/50 Index returned 3.35%, while the Direxion Russell 1000® Value Over Growth ETF returned 2.86%.

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As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Patrick Rudnick	Corey Noltner
Principal Executive Officer	Principal Financial Officer

An investor should carefully consider a Fund's investment objective, risks, charges, and expenses before investing. A Fund's prospectus and summary prospectus contain this and other information about the Direxion Shares. To obtain a Fund's prospectus and summary prospectus call 866-476-7523 or visit our website at direxion.com. A Fund's prospectus and summary prospectus should be read carefully before investing.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. For the most recent month-end performance please visit the Fund's website at direxion.com.

Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes. For additional information, see the Fund's prospectus.

Shares of the Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Market Price returns are based upon the midpoint of the bid/ask spread at 4:00 pm EST (when NAV is normally calculated) and do not represent the returns you would receive if you traded shares at other times. Brokerage commissions will reduce returns. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Some performance results reflect expense reimbursements or recoupments and fee waivers in effect during certain periods shown. Absent these reimbursements or recoupments and fee waivers, results would have been less favorable.

Futures Contract: an agreement traded on an organized exchange to buy or sell assets, especially commodities or shares, at a fixed price but to be delivered and paid for later.

Direxion Auspice Broad Commodity Strategy ETF – Commodities and futures generally are volatile and are not suitable for all investors. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Commodity linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities. The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to leverage, imperfect correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

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Under amended regulations promulgated by the U.S. Commodities Futures Trading Commission ("CFTC"), the Fund and the Subsidiary are considered commodity pools, and therefore each is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator ("CPO") and will manage both the Fund and Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies, which includes registering both the Fund and the Subsidiary as commodity pools. Registration as a commodity pool subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund or the Subsidiary. Additionally, the Subsidiary's positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Direxion Relative Weight ETFs Risks – Investing involves risk including possible loss of principal. The ETFs' investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in or shorting securities or other investments. There is no guarantee that the returns on an ETF's long or short positions will produce high, or even positive returns and the ETF could lose money if either or both of the ETF's long and short positions produce negative returns. Please see the summary and full prospectuses for a more complete description of these and other risks of the ETFs.

Direxion Shares Risks – An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration that results from an ETF's investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts and swaps are subject to market risks that may cause their price to fluctuate over time. The ETFs do not attempt to, and should not be expected to, provide returns which are a multiple of the return of their respective index for periods other than a single day. For other risks including leverage, correlation, daily compounding, market volatility and risks specific to an industry or sector, please read the prospectus.

The views of this letter were those of the Adviser as of April 30, 2022 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT
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Expense Example (Unaudited)

April 30, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2021 to April 30, 2022).

Actual expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period November 1, 2021 to April 30, 2022" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (Unaudited)

April 30, 2022

	Annualized Expense Ratio	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Based on actual fund return	0.88%	$1,000.00	$1,156.40	$4.71
Based on hypothetical 5% return	0.88%	1,000.00	1,020.43	4.41
Direxion Fallen Knives ETF
Based on actual fund return	0.50%	1,000.00	703.00	2.11
Based on hypothetical 5% return	0.50%	1,000.00	1,022.32	2.51
Direxion Hydrogen ETF
Based on actual fund return	0.45%	1,000.00	710.70	1.91
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion Low Priced Stock ETF
Based on actual fund return	0.50%	1,000.00	716.70	2.13
Based on hypothetical 5% return	0.50%	1,000.00	1,022.32	2.51

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Expense Example (Unaudited)

April 30, 2022

	Annualized Expense Ratio	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022*
Direxion Moonshot Innovators ETF
Based on actual fund return	0.65%	$1,000.00	$476.30	$2.38
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion mRNA ETF[2]
Based on actual fund return	0.65%	1,000.00	576.00	2.01
Based on hypothetical 5% return	0.65%	1,000.00	1,017.04	2.57
Direxion Nanotechnology ETF[1]
Based on actual fund return	0.65%	1,000.00	606.40	2.27
Based on hypothetical 5% return	0.65%	1,000.00	1,018.95	2.86
Direxion NASDAQ-100® Equal Weighted Index Shares
Based on actual fund return	0.35%	1,000.00	821.40	1.58
Based on hypothetical 5% return	0.35%	1,000.00	1,023.06	1.76
Direxion Work From Home ETF
Based on actual fund return	0.45%	1,000.00	736.00	1.94
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion World Without Waste ETF
Based on actual fund return	0.50%	1,000.00	684.50	2.09
Based on hypothetical 5% return	0.50%	1,000.00	1,022.32	2.51
Direxion Russell 1000® Growth Over Value ETF
Based on actual fund return	0.45%	1,000.00	752.40	1.96
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion Russell 1000® Value Over Growth ETF
Based on actual fund return	0.45%	1,000.00	1,028.60	2.26
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of November 1, 2021 to April 30, 2022), then divided by 365.

1  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from November 23, 2021 (commencement of operations) to April 30, 2022, multiplied by 159 days (the number of days since commencement of operations to April 30, 2022), then divided by 365.

2  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from December 9, 2021 (commencement of operations) to April 30, 2022, multiplied by 143 days (the number of days since commencement of operations to April 30, 2022), then divided by 365.

DIREXION SEMI-ANNUAL REPORT
11

Allocation of Portfolio Holdings (Unaudited)

April 30, 2022

	Cash*		Common Stocks	Investment Companies	Futures	Swaps	Total
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	97%		—	—	3%	—	100%
Direxion Fallen Knives ETF	0	%**	100%	—	—	—	100%
Direxion Hydrogen ETF	2%		98%	—	—	—	100%
Direxion Low Priced Stock ETF	1%		99%	—	—	—	100%
Direxion Moonshot Innovators ETF	0	%**	100%	—	—	—	100%
Direxion mRNA ETF	0	%**	100%	—	—	—	100%
Direxion Nanotechnology ETF	0	%**	100%	—	—	—	100%
Direxion NASDAQ-100® Equal Weighted Index Shares	0	%**	100%	—	—	—	100%
Direxion Work From Home ETF	0	%**	100%	—	—	—	100%
Direxion World Without Waste ETF	0	%**	100%	—	—	—	100%
Direxion Russell 1000® Growth Over Value ETF	13%		—	97%	—	(10)%	100%
Direxion Russell 1000® Value Over Growth ETF	12%		—	90%	—	(2)%	100%

*  Cash, cash equivalents and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT
12

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 94.3%
Money Market Funds - 94.3%
405,335,661	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$405,335,661
	TOTAL SHORT TERM INVESTMENTS (Cost $405,335,661)	$405,335,661
	TOTAL INVESTMENTS (Cost $405,335,661) - 94.3%	$405,335,661
	Other Assets in Excess of Liabilities - 5.7%	24,621,775
	TOTAL NET ASSETS - 100.0%	$429,957,436

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  $20,448,813 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

April 30, 2022

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Copper	7/27/22	244	$26,891,850	$(150,625)	$(1,889,051)
Corn	12/14/22	800	30,050,000	(19,875)	6,493,920
Cotton No. 2	12/7/22	478	29,174,730	(691,510)	3,879,213
Gasoline RBOB	10/31/22	143	16,921,905	(111,359)	(409,692)
Gold	6/28/22	246	47,027,820	495,690	(586,983)
Natural Gas	3/29/23	382	17,335,160	648,390	1,461,128
NY Harbor ULSD	5/31/22	97	16,366,073	35,478	4,723,842
Silver	7/27/22	248	28,625,400	(117,600)	(1,957,848)
Soybean	11/14/22	442	33,475,975	(136,563)	3,433,575
Sugar #11	4/28/23	2185	45,958,416	48,104	(2,222,145)
Wheat	12/14/22	341	18,043,162	(421,250)	(1,029,966)
WTI Crude Oil	2/21/23	152	13,541,680	(123,830)	(833,168)
			$323,412,171	$(544,950)	$11,062,825

All futures contracts held by Direxion BCS Fund Ltd. See Note 1.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
13

Direxion Fallen Knives ETF

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 100.0%
Accommodation - 4.1%
3,986	Las Vegas Sands Corp. (a)	$141,223
Administrative and Support Services - 2.2%
12,333	MultiPlan Corporation (a)	54,635
7,111	Workhorse Group, Inc. (a)(b)	21,404
		76,039
Ambulatory Health Care Services - 1.8%
10,735	Invitae Corp. (a)	57,003
1,177	Tabula Rasa HealthCare, Inc. (a)	3,966
		60,969
Chemical Manufacturing - 28.0%
1,828	ADC Therapeutics SA (a)(b)	21,516
13,009	Amicus Therapeutics, Inc. (a)	92,104
3,462	Coherus BioSciences, Inc. (a)	31,296
2,078	Forma Therapeutics Holdings, Inc. (a)	15,710
2,251	Generation Bio Co. (a)	14,249
2,559	Gossamer Bio, Inc. (a)	17,683
5,729	Ionis Pharmaceuticals, Inc. (a)	210,598
1,150	iTeos Therapeutics, Inc. (a)	30,693
1,491	ORIC Pharmaceuticals Inc. (a)	4,950
3,307	PTC Therapeutics, Inc. (a)	116,836
2,439	Sage Therapeutics, Inc. (a)	76,877
2,447	Sarepta Therapeutics, Inc. (a)	176,967
2,752	Travere Therapeutics, Inc. (a)	69,158
2,082	Turning Point Therapeutics, Inc. (a)	61,294
2,002	uniQure N.V. ADR (Netherlands) (a)	29,910
		969,841
Credit Intermediation and Related Activities - 1.3%
552	LendingTree, Inc. (a)	43,840
Food and Beverage Stores - 4.1%
4,225	Grocery Outlet Holding Corp. (a)(b)	142,256
Food Manufacturing - 5.5%
1,913	McCormick & Co, Inc.	192,390
Hospitals - 0.0% †
558	Ontrak, Inc. (a)	664
Merchant Wholesalers, Durable Goods - 1.6%
1,631	Silk Road Medical, Inc. (a)	57,167
Merchant Wholesalers, Nondurable Goods - 5.1%
3,030	Global Blood Therapeutics, Inc. (a)	93,021
3,530	Relay Therapeutics, Inc. (a)	84,120
		177,141
Mining (except Oil and Gas) - 2.0%
10,975	NovaGold Resources Inc. ADR (Canada) (a)	68,265
Miscellaneous Manufacturing - 5.4%
8,079	Cerus Corp. (a)	37,325
2,444	Haemonetics Corp. (a)	123,837
9,989	Inovio Pharmaceuticals, Inc. (a)(b)	27,270
		188,432
Shares		Fair Value
Performing Arts, Spectator Sports, and Related Industries - 1.9%
18,246	iQIYI, Inc. ADR (China) (a)	$64,956
Petroleum and Coal Products Manufacturing - 2.3%
18,981	YPF Sociedad Anónima ADR (Argentina) (a)	80,479
Printing and Related Support Activities - 0.9%
3,399	Arko Corp.	31,509
Professional, Scientific, and Technical Services - 9.5%
3,517	Allogene Therapeutics, Inc. (a)	29,367
2,798	Alteryx, Inc. (a)	179,632
3,014	Kura Oncology, Inc. (a)	43,251
1,566	Model N, Inc. (a)	40,465
763	Simulations Plus, Inc.	35,602
		328,317
Publishing Industries (except Internet) - 18.3%
6,134	21Vianet Group, Inc. ADR (China) (a)	36,620
1,845	Citrix Systems, Inc.	184,684
1,569	Coupa Software, Inc. (a)	135,405
5,135	Fastly, Inc. (a)	81,647
1,596	Splunk, Inc. (a)	194,744
		633,100
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.1%
4,772	Canoo Inc. (a)(b)	22,905
4,364	GDS Holdings Ltd. ADR (China) (a)(b)	137,117
5,208	Hyliion Holdings Corp. (a)	16,718
		176,740
Telecommunications - 0.7%
1,090	Bandwidth Inc. (a)	24,111
Transportation Equipment Manufacturing - 0.2%
4,528	XL Fleet Corp. (a)	6,339
	TOTAL COMMON STOCKS (Cost $5,253,991)	$3,463,778

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
14

Direxion Fallen Knives ETF

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 10.6%
Money Market Funds - 10.6%
367,947	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$367,947
	TOTAL SHORT TERM INVESTMENTS (Cost $367,947)	$367,947
	TOTAL INVESTMENTS (Cost $5,621,938) - 110.6% (e)	$3,831,725
	Liabilities in Excess of Other Assets - (10.6)%	(368,343)
	TOTAL NET ASSETS - 100.0%	$3,463,382

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

†  Less than 0.005%.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
15

Direxion Hydrogen ETF

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 98.1%
Chemical Manufacturing - 44.8%
16,027	Air Liquide S.A. (France) (a)	$2,795,523
6,332	Air Products & Chemicals, Inc.	1,482,131
55,812	Air Water, Inc. (Japan) (a)	741,374
158,032	Cell Impact AB (Sweden) (a)	294,010
52,322	Doosan Fuel Cell Co., Ltd (South Korea) (a)	1,451,769
358,194	ITM Power (United Kingdom) (a)(b)	1,490,339
7,626	Linde PLC (Ireland) ADR	2,379,007
60,603	McPhy Energy SAS (France) (a)(b)	1,119,472
51,098	Nippon Sanso Holdings Corp. (Japan) (a)	921,705
837,439	PTT Global Chemical PCL (Thailand) (a)	1,222,539
55,488	Showa Denko K.K. (Japan) (a)	1,082,264
		14,980,133
Computer and Electronic Product Manufacturing - 7.9%
142,784	Bloom Energy Corp.	2,650,071
Electrical Equipment, Appliance, and Component Manufacturing - 15.1%
153,838	Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan) (a)	283,923
3,691	Hyosung Heavy Industries (South Korea) (a)	163,979
123,726	Plug Power, Inc. (b)	2,600,721
79,453	PowerCell Sweden AB (Sweden) (a)	1,185,708
6,466	SFC Energy AG (Germany) (a)(b)	175,308
6,680	VARTA AG (Germany) (a)	632,687
		5,042,326
Heavy and Civil Engineering Construction - 0.5%
7,483	SK D&D Co., Ltd. (South Korea) (a)	170,393
Merchant Wholesalers, Durable Goods - 0.5%
5,555	Hyster-Yale Materials Handling, Inc.	170,650
Miscellaneous Manufacturing - 0.5%
42,219	Hexagon Purus Holding AS (Norway) (a)	165,494
Oil and Gas Extraction - 9.2%
167,035	CIMC Enric Holdings Limited (Hong Kong) (a)(b)	177,123
399,181	ENEOS Holdings, Inc. (Japan) (a)	1,405,575
57,324	Idemitsu Kosan Co., Ltd (Japan) (a)	1,506,547
		3,089,245
Primary Metal Manufacturing - 0.5%
93,001	Kaori Heat Treatment Co., Ltd. (Taiwan) (a)	168,803
Transportation Equipment Manufacturing - 7.6%
307,296	Ballard Power Systems, Inc. (Canada) ADR (b)	2,550,557
Shares		Fair Value
Utilities - 11.5%
168,373	Ceres Power Holdings PLC (United Kingdom) (a)	$1,574,864
350,277	FuelCell Energy, Inc.	1,429,130
14,574	Korea Gas Corp. (South Korea) (a)	475,744
18,510	S-Fuelcell Co., Ltd (South Korea) (a)	352,221
		3,831,959
	TOTAL COMMON STOCKS (Cost $42,933,407)	$32,819,631
SHORT TERM INVESTMENTS - 15.2%
Money Market Funds - 15.2%
5,072,575	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$5,072,575
	TOTAL SHORT TERM INVESTMENTS (Cost $5,072,575)	$5,072,575
	TOTAL INVESTMENTS (Cost $48,005,982) - 113.3%	$37,892,206
	Liabilities in Excess of Other Assets - (13.3)%	(4,449,989)
	TOTAL NET ASSETS - 100.0%	$33,442,217

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
16

Direxion Low Priced Stock ETF

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 99.4%
Administrative and Support Services - 6.3%
23,652	Arrival Group ADR (United Kingdom) (a)	$45,648
63,878	CarLotz, Inc. (a)	56,717
48,350	Citius Pharmaceuticals, Inc. (a)(b)	48,834
18,541	MultiPlan Corporation (a)	82,137
		233,336
Broadcasting (except Internet) - 2.0%
17,896	Qurate Retail, Inc. (a)	75,342
Chemical Manufacturing - 15.9%
67,318	Adverum Biotechnologies, Inc. (a)	72,030
19,276	Amyris, Inc. (a)	66,117
21,715	Antares Pharma, Inc. (a)	120,844
26,763	CymaBay Therapeutics, Inc. (a)	60,752
66,804	Kala Pharmaceuticals, Inc. (a)	43,389
22,555	MannKind Corp. (a)	70,597
24,933	OPKO Health, Inc. (a)	67,319
33,920	Xeris Biopharma Holdings, Inc. (a)	82,765
		583,813
Computer and Electronic Product Manufacturing - 3.3%
49,443	Orbital Energy Group, Inc. (a)(b)	58,837
45,110	Senseonics Holdings, Inc. (a)(b)	63,154
		121,991
Insurance Carriers and Related Activities - 4.5%
22,969	Genworth Financial, Inc. Class A (a)	85,215
42,689	Hippo Holdings, Inc. (a)	80,255
		165,470
Merchant Wholesalers, Nondurable Goods - 4.2%
20,352	Amneal Pharmaceuticals, Inc. (a)	78,559
37,885	Endo International PLC ADR (Ireland) (a)	75,770
		154,329
Mining (except Oil and Gas) - 2.2%
18,699	Uranium Energy Corp. (a)(b)	79,471
Miscellaneous Manufacturing - 1.9%
25,892	Accuray, Inc. (a)	68,873
Oil and Gas Extraction - 9.0%
11,064	Kosmos Energy Ltd. (a)	74,793
11,907	Southwestern Energy Co. (a)	89,303
13,803	Tellurian, Inc. (a)	68,739
20,738	W&T Offshore, Inc. (a)	98,713
		331,548
Professional, Scientific, and Technical Services - 15.0%
37,885	22nd Century Group, Inc. (a)	72,360
25,148	Clear Channel Outdoor Holdings, Inc. (a)	61,864
38,383	ContextLogic, Inc. (a)	65,251
18,739	ironSource Ltd. ADR (Israel) (a)	71,770
12,610	NextDecade Corp. (a)(b)	70,490
28,506	Pieris Pharmaceuticals, Inc. (a)	79,817
37,721	Sorrento Therapeutics Inc. (a)(b)	56,959
28,978	Vinco Ventures, Inc. (a)(b)	71,865
		550,376
Shares		Fair Value
Real Estate - 7.2%
27,178	Diversified Healthcare Trust	$61,151
37,885	Invesco Mortgage Capital (b)	65,920
23,976	New York Mortgage Trust, Inc.	77,203
50,008	VBI Vaccines Inc. ADR (Canada) (a)	62,510
		266,784
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 18.7%
20,026	BGC Partners, Inc.	72,694
18,463	Desktop Metal, Inc. (a)	64,805
19,844	EQRx, Inc. (a)	102,990
20,837	Ginkgo Bioworks Holdings, Inc. (a)	60,427
25,220	Grab Holdings Ltd. ADR (Cayman Islands) (a)	74,399
19,447	Payoneer Global, Inc. (a)	81,288
24,652	Paysafe Ltd. ADR (United Kingdom) (a)	68,533
18,081	Roivant Sciences Ltd. ADR (Switzerland) (a)	66,719
34,454	Sharecare, Inc. (a)	94,404
		686,259
Support Activities for Mining - 1.9%
18,861	Transocean Ltd. ADR (Switzerland) (a)	70,917
Transportation Equipment Manufacturing - 4.5%
45,580	REE Automotive Ltd. ADR (Israel) (a)	84,323
27,094	XOS, Inc. (a)	81,553
		165,876
Water Transportation - 2.8%
40,144	Nordic American Tankers Ltd. (Bermuda) ADR	102,769
	TOTAL COMMON STOCKS (Cost $4,517,634)	$3,657,154
SHORT TERM INVESTMENTS - 12.5%
Money Market Funds - 12.5%
459,703	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$459,703
	TOTAL SHORT TERM INVESTMENTS (Cost $459,703)	$459,703
	TOTAL INVESTMENTS (Cost $4,977,337) - 111.9%	$4,116,857
	Liabilities in Excess of Other Assets - (11.9)%	(437,248)
	TOTAL NET ASSETS - 100.0%	$3,679,609

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
17

Direxion Moonshot Innovators ETF

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 99.6%
Administrative and Support Services - 2.1%
369,926	Workhorse Group, Inc. (a)(b)	$1,113,477
Chemical Manufacturing - 4.0%
51,831	Arcturus Therapeutics Holdings, Inc. (a)(b)	1,004,485
323,020	ImmunityBio, Inc. (a)(b)	1,172,562
		2,177,047
Computer and Electronic Product Manufacturing - 15.4%
75,657	908 Devices, Inc. (a)(b)	1,342,912
239,721	Accelerate Diagnostics, Inc. (a)(b)	230,132
9,406	Ambarella Inc. ADR (a)	772,044
322,004	Canaan, Inc. ADR (a)(b)	1,223,615
284,670	MicroVision, Inc. (a)(b)	919,484
439,284	Nano Dimension Ltd. ADR (Israel) (a)(b)	1,247,567
196,181	Vuzix Corp. (a)(b)	1,014,256
101,913	Xperi Holdings, Corp.	1,589,843
		8,339,853
Credit Intermediation and Related Activities - 1.8%
64,254	LendingClub Corp. (a)	979,874
Food Services and Drinking Places - 3.3%
54,695	Yelp, Inc. (a)	1,779,228
Management of Companies and Enterprises - 2.4%
1,425,375	Ebang International Holdings, Inc. ADR (a)(b)	1,325,599
Merchant Wholesalers, Durable Goods - 4.9%
42,649	Agilysys, Inc. (a)	1,569,910
808,846	OneConnect Financial Technology Co. Ltd. ADR (a)	1,108,119
		2,678,029
Miscellaneous Manufacturing - 2.8%
1,445,589	Asensus Surgical, Inc. (a)	655,285
306,968	Inovio Pharmaceuticals, Inc. (a)(b)	838,023
		1,493,308
Nonmetallic Mineral Product Manufacturing - 1.2%
430,928	View, Inc. (a)(b)	663,629
Primary Metal Manufacturing - 2.5%
9,961	Silicon Laboratories, Inc. (a)	1,343,839
Professional, Scientific, and Technical Services - 19.5%
134,894	A10 Networks, Inc.	1,926,286
532,188	Adaptimmune Therapeutics PLC ADR (United Kingdom) ADR (a)	915,363
25,476	Asana, Inc. (a)	682,757
25,673	Crispr Therapeutics AG ADR (Switzerland) (a)	1,273,894
165,051	Gritstone bio, Inc. (a)	427,482
62,846	Juniper Networks, Inc.	1,980,906
64,837	NetScout Systems, Inc. (a)	1,996,980
283,490	ProQR Therapeutics N.V. ADR (Netherlands) (a)	196,459
102,890	Recursion Pharmaceuticals, Inc. (a)(b)	637,918
51,181	Tusimple Holdings, Inc. (a)(b)	530,747
		10,568,792
Shares		Fair Value
Publishing Industries (except Internet) - 9.9%
47,574	BigCommerce Holdings, Inc. (a)	$850,148
59,968	C3.ai, Inc. (a)(b)	1,018,856
82,647	Dropbox, Inc. (a)	1,797,572
38,714	Varonis Systems, Inc. (a)	1,672,445
		5,339,021
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 15.5%
209,922	Aeva Technologies, Inc. (a)	688,544
297,998	Bit Mining Ltd. ADR (a)	497,657
264,030	Butterfly Network, Inc. (a)(b)	879,220
97,146	ChargePoint Holdings, Inc. (a)(b)	1,257,069
327,702	Desktop Metal, Inc. (a)(b)	1,150,234
235,367	EOS Enegy Enterprises, Inc. (a)(b)	498,978
312,614	Ouster, Inc. (a)(b)	1,034,752
103,518	Stem, Inc. (a)	742,224
370,598	Velodyne Lidar, Inc. (a)	696,724
125,503	Virgin Galactic Holdings, Inc. (a)(b)	940,018
		8,385,420
Support Activities for Mining - 3.3%
95,341	Energy Recovery, Inc. (a)	1,765,715
Transportation Equipment Manufacturing - 11.0%
141,058	Ballard Power Systems, Inc. ADR (Canada) (a)	1,170,781
710,200	ElectraMeccanica Vehicles Corp. ADR (Canada) (a)(b)	1,242,850
126,136	Luminar Technologies, Inc. (a)(b)	1,560,302
196,931	Nikola Corp. (a)(b)	1,413,965
491,155	Romeo Power, Inc. (a)(b)	540,270
		5,928,168
	TOTAL COMMON STOCKS (Cost $137,130,987)	$53,880,999
SHORT TERM INVESTMENTS - 32.9%
Money Market Funds - 32.9%
17,781,788	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$17,781,788
	TOTAL SHORT TERM INVESTMENTS (Cost $17,781,788)	$17,781,788
	TOTAL INVESTMENTS (Cost $154,912,775) - 132.5%	$71,662,787
	Liabilities in Excess of Other Assets - (32.5)%	(17,592,980)
	TOTAL NET ASSETS - 100.0%	$54,069,807

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
18

Direxion Moonshot Innovators ETF

Schedule of Investments, continued (Unaudited)

April 30, 2022

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
19

Direxion mRNA ETF

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 99.9%
Chemical Manufacturing - 63.2%
1,788	Alnylam Pharmaceuticals, Inc. (a)	$238,573
63,186	Arbutus Biopharma Corp. ADR (Canada) (a)	147,223
6,732	Arcturus Therapeutics Holdings, Inc. (a)	130,466
1,536	BeiGene Ltd. (a)	245,760
2,556	Intellia Therapeutics, Inc. (a)	125,321
4,180	Ionis Pharmaceuticals, Inc. (a)	153,657
4,694	Maravai LifeSciences Holdings, Inc. (a)	144,247
29,577	Omega Therapeutics, Inc. (a)	100,857
32,194	Sangamo Therapeutics, Inc. (a)	133,605
2,619	Sarepta Therapeutics, Inc. (a)	189,406
8,923	Stoke Therapeutics, Inc. (a)	128,848
1,137	Vertex Pharmaceuticals, Inc. (a)	310,651
		2,048,614
Management of Companies and Enterprises - 4.7%
8,922	CureVac N.V. ADR (Netherlands) (a)	152,477
Professional, Scientific, and Technical Services - 32.0%
3,544	Arrowhead Pharmaceuticals, Inc. (a)	145,694
1,693	BioNTech SE ADR (Germany) (a)	234,955
82,347	Brooklyn ImmunoTherapeutics, Inc. (a)	86,464
16,689	Codex DNA, Inc. (a)	61,749
20,391	Enochian Biosciences, Inc. (a)	156,807
46,117	Gritstone bio, Inc. (a)	119,443
1,714	Moderna, Inc. (a)	230,379
		1,035,491
	TOTAL COMMON STOCKS (Cost $4,820,865)	$3,236,582
SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
5,257	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$5,257
	TOTAL SHORT TERM INVESTMENTS (Cost $5,257)	$5,257
	TOTAL INVESTMENTS (Cost $4,826,122) - 100.1%	$3,241,839
	Liabilities in Excess of Other Assets - (0.1)%	(1,227)
	TOTAL NET ASSETS - 100.0%	$3,240,612

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
20

Direxion Nanotechnology ETF

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 99.9%
Chemical Manufacturing - 32.8%
1,720	Alkermes PLC ADR (Ireland) (a)	$49,622
300	Alnylam Pharmaceuticals, Inc. (a)	40,029
6,416	Arcturus Therapeutics Holdings, Inc. (a)	124,342
2,586	Beam Therapeutics, Inc. (a)	97,053
619	Cabot Corp.	40,761
8,889	Generation Bio Co. (a)	56,267
481	Intellia Therapeutics, Inc. (a)	23,583
318	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	50,950
12,839	Matinas BioPharma Holdings, Inc. (a)	9,052
1,114	Omega Therapeutics, Inc. (a)	3,799
		495,458
Computer and Electronic Product Manufacturing - 41.6%
349	AMETEK, Inc.	44,065
20,756	Bionano Genomics, Inc. (a)	33,832
2,761	Bruker Corp.	158,730
172	Danaher Corp.	43,194
48,788	Nano Dimension Ltd. ADR (Israel) (a)	138,558
2,977	NeoPhotonics Corp. (a)	45,072
272	NVE Corp.	12,615
3,879	Pacific Biosciences of California, Inc. (a)	24,593
6,359	Seer, Inc. (a)	46,294
84	Thermo Fisher Scientific, Inc.	46,445
7,110	Vuzix Corp. (a)	36,759
		630,157
Machinery Manufacturing - 7.9%
242	IDEX Corp.	45,936
78	Lam Research Corp.	36,329
388	Nova Ltd. ADR (Israel) (a)	38,261
		120,526
Management of Companies and Enterprises - 0.5%
2,759	Clene, Inc. (a)	7,146
Merchant Wholesalers, Durable Goods - 2.5%
120	KLA-Tencor Corp.	38,311
Merchant Wholesalers, Nondurable Goods - 1.9%
4,085	PDS Biotechnology Corp. (a)	22,590
2,254	Poseida Therapeutics, Inc. (a)	6,965
		29,555
Miscellaneous Manufacturing - 5.2%
2,048	AngioDynamics, Inc. (a)	43,111
3,074	Cytek Biosciences, Inc. (a)	29,049
37,841	Surgalign Holdings, Inc. (a)	7,205
		79,365
Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
4,114	Liquidia Technologies, Inc. (a)	22,380
Professional, Scientific, and Technical Services - 6.0%
278	BioNTech SE ADR (Germany) (a)	38,581
303	Moderna, Inc. (a)	40,726
15,350	Selecta Biosciences, Inc. (a)	11,763
		91,070
	TOTAL COMMON STOCKS (Cost $2,450,324)	$1,513,968
Shares		Fair Value
SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
2,338	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$2,338
	TOTAL SHORT TERM INVESTMENTS (Cost $2,338)	$2,338
	TOTAL INVESTMENTS (Cost $2,452,662) - 100.1%	$1,516,306
	Liabilities in Excess of Other Assets - (0.1)%	(724)
	TOTAL NET ASSETS - 100.0%	$1,515,582

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
21

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 1.1%
35,757	Marriott International, Inc. Class A (a)	$6,347,583
Administrative and Support Services - 3.0%
20,766	Atlassian Corp. PLC ADR (United Kingdom) (a)	4,668,820
28,516	Automatic Data Processing, Inc.	6,221,621
2,802	Booking Holdings, Inc. (a)	6,193,288
		17,083,729
Apparel Manufacturing - 1.2%
19,312	Lululemon Athletica, Inc. (a)	6,848,615
Beverage and Tobacco Product Manufacturing - 3.4%
161,907	Keurig Dr Pepper Inc.	6,055,322
75,955	Monster Beverage Corp. (a)	6,507,824
37,606	PepsiCo, Inc.	6,457,326
		19,020,472
Broadcasting (except Internet) - 2.8%
10,605	Charter Communications, Inc. (a)	4,544,137
130,499	Comcast Corp. Class A	5,188,640
967,126	Sirius XM Holdings, Inc. (b)	5,802,756
		15,535,533
Chemical Manufacturing - 7.6%
25,915	Amgen, Inc.	6,043,119
96,816	AstraZeneca PLC ADR (England)	6,428,582
29,356	Biogen, Inc. (a)	6,089,609
103,026	Gilead Sciences, Inc.	6,113,563
8,923	Regeneron Pharmaceuticals, Inc. (a)	5,881,238
42,872	Seagen Inc. (a)	5,616,661
24,577	Vertex Pharmaceuticals, Inc. (a)	6,714,928
		42,887,700
Clothing and Clothing Accessories Stores - 1.2%
65,594	Ross Stores, Inc.	6,544,313
Computer and Electronic Product Manufacturing - 17.1%
53,963	Advanced Micro Devices, Inc. (a)	4,614,916
37,455	Analog Devices, Inc.	5,782,303
37,338	Apple, Inc.	5,886,336
10,025	Broadcom, Inc.	5,557,760
109,377	Cisco Systems, Inc.	5,357,286
19,133	Fortinet, Inc. (a)	5,529,628
31,441	Honeywell International, Inc.	6,084,148
11,288	IDEXX Laboratories, Inc. (a)	4,859,258
17,684	Illumina, Inc. (a)	5,245,959
129,017	Intel Corp.	5,623,851
85,828	Marvell Technology, Inc.	4,984,890
79,201	Microchip Technology, Inc.	5,163,905
77,086	Micron Technology, Inc.	5,256,494
23,144	NVIDIA Corp.	4,292,518
31,821	NXP Semiconductors N.V. ADR (Netherlands)	5,438,209
39,757	Qualcomm, Inc.	5,553,655
45,290	Skyworks Solutions, Inc.	5,131,357
33,989	Texas Instruments, Inc.	5,786,627
		96,149,100
Shares		Fair Value
Data Processing, Hosting and Related Services - 2.9%
36,660	Airbnb, Inc. (a)	$5,616,679
60,845	Fiserv, Inc. (a)	5,957,942
59,618	Match Group, Inc. (a)	4,718,765
		16,293,386
Food Manufacturing - 2.4%
99,532	Mondelez International, Inc.	6,417,823
162,725	The Kraft Heinz Co.	6,936,967
		13,354,790
Food Services and Drinking Places - 2.0%
15,289	Cintas Corp.	6,073,708
68,321	Starbucks Corp.	5,099,480
		11,173,188
General Merchandise Stores - 2.1%
10,906	Costco Wholesale Corp.	5,798,938
38,955	Dollar Tree, Inc. (a)	6,328,240
		12,127,178
Health and Personal Care Stores - 1.0%
129,264	Walgreens Boots Alliance, Inc.	5,480,794
Machinery Manufacturing - 2.7%
45,304	Applied Materials, Inc.	4,999,297
9,008	ASML Holding NV ADR (Netherlands)	5,078,440
11,241	Lam Research Corp.	5,235,608
		15,313,345
Merchant Wholesalers, Durable Goods - 2.9%
47,368	Copart, Inc. (a)	5,383,373
105,786	Fastenal Co.	5,851,024
16,770	KLA-Tencor Corp.	5,353,990
		16,588,387
Miscellaneous Manufacturing - 2.6%
13,822	Align Technology, Inc. (a)	4,007,136
13,083	DexCom, Inc. (a)	5,345,452
21,098	Intuitive Surgical, Inc. (a)	5,048,751
		14,401,339
Motion Picture and Sound Recording Industries - 0.5%
16,082	Netflix, Inc. (a)	3,061,369
Motor Vehicle and Parts Dealers - 0.9%
8,869	O'Reilly Automotive, Inc. (a)	5,379,492
Nonstore Retailers - 4.9%
1,895	Amazon.com, Inc. (a)	4,710,269
109,284	eBay, Inc.	5,674,025
94,000	JD.com, Inc. ADR (China) (a)	5,796,040
5,160	MercadoLibre, Inc. (a)	5,023,931
143,704	Pinduoduo Inc. ADR (China) (a)	6,192,205
		27,396,470
Other Information Services - 1.8%
1,124	Alphabet, Inc. Class A (a)	2,565,181
1,118	Alphabet, Inc. Class C (a)	2,570,651
41,080	Baidu, Inc. ADR (China) (a)	5,100,904
		10,236,736
Performing Arts, Spectator Sports, and Related Industries - 2.1%
77,734	Activision Blizzard, Inc.	5,876,690
48,477	Electronic Arts, Inc.	5,722,710
		11,599,400

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
22

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
Professional, Scientific, and Technical Services - 8.6%
66,745	Cognizant Technology Solutions Corp. Class A	$5,399,670
28,275	Meta Platforms, Inc. (a)	5,668,289
34,216	Moderna, Inc. (a)	4,598,973
35,080	Okta, Inc. (a)	4,185,395
10,611	Palto Alto Networks, Inc. (a)	5,955,742
47,777	Paychex, Inc.	6,054,779
27,737	VeriSign, Inc. (a)	4,956,325
29,393	Verisk Analytics, Inc. Class A	5,997,642
27,487	Zscaler, Inc. (a)	5,572,714
		48,389,529
Publishing Industries (except Internet) - 11.6%
13,504	Adobe Systems, Inc. (a)	5,346,909
19,215	ANSYS, Inc. (a)	5,297,383
28,705	Autodesk, Inc. (a)	5,433,282
38,530	Cadence Design Systems, Inc. (a)	5,812,251
29,421	CrowdStrike Holdings, Inc. (a)	5,847,718
42,000	Datadog, Inc. (a)	5,072,760
64,094	DocuSign, Inc. (a)	5,191,614
12,762	Intuit, Inc.	5,344,088
20,379	Microsoft Corp.	5,655,580
47,820	Splunk, Inc. (a)	5,834,996
19,240	Synopsys, Inc. (a)	5,517,840
25,136	Workday, Inc. (a)	5,195,611
		65,550,032
Rail Transportation - 1.0%
168,597	CSX Corp.	5,789,621
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
238,485	Lucid Group, Inc. (a)(b)	4,311,809
Specialty Trade Contractors - 1.1%
67,885	NetEase.com, Inc. ADR (China)	6,471,477
Telecommunications - 2.8%
51,540	PayPal Holdings, Inc. (a)	4,531,912
48,132	T-Mobile US, Inc. (a)	5,926,975
52,653	Zoom Video Communications, Inc. (a)	5,242,659
		15,701,546
Transportation Equipment Manufacturing - 2.1%
69,043	Paccar, Inc.	5,734,021
6,756	Tesla Motors, Inc. (a)	5,882,855
		11,616,876
Truck Transportation - 0.9%
18,642	Old Dominion Freight Line, Inc.	5,221,997
Utilities - 4.8%
65,075	American Electric Power Co., Inc.	6,449,583
124,915	Constellation Energy Corp.	7,396,217
141,554	Exelon Corp.	6,621,896
88,991	Xcel Energy, Inc.	6,519,480
		26,987,176
	TOTAL COMMON STOCKS (Cost $614,779,122)	$562,862,982
Shares		Fair Value
SHORT TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
11,584,609	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$11,584,609
	TOTAL SHORT TERM INVESTMENTS (Cost $11,584,609)	$11,584,609
	TOTAL INVESTMENTS (Cost $626,363,731) - 101.9%	$574,447,591
	Liabilities in Excess of Other Assets - (1.9)%	(10,851,954)
	TOTAL NET ASSETS - 100.0%	$563,595,637

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
23

Direxion Work From Home ETF

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 99.8%
Administrative and Support Services - 7.0%
17,539	Alibaba Group Holding Ltd. ADR (a)	$1,702,861
5,978	Atlassian Corp. PLC ADR (United Kingdom) (a)	1,344,034
43,229	SentinelOne, Inc. (a)	1,438,229
		4,485,124
Computer and Electronic Product Manufacturing - 21.9%
135,547	Avaya Holdings Corp. (a)	1,253,810
3,157	Broadcom, Inc.	1,750,209
32,927	Cisco Systems, Inc.	1,612,764
5,363	Fortinet, Inc. (a)	1,549,961
14,927	International Business Machines Corp.	1,973,499
27,322	Marvell Technology, Inc.	1,586,862
22,797	NetApp, Inc.	1,669,880
65,515	Plantronics, Inc (a)	2,611,428
		14,008,413
Data Processing, Hosting and Related Services - 1.9%
14,701	RingCentral, Inc. (a)	1,247,381
Electronics and Appliance Stores - 2.7%
35,070	Smartsheet, Inc. (a)	1,694,933
Management of Companies and Enterprises - 3.0%
99,402	America Movil SAB de CV Series L ADR (Mexico)	1,931,381
Nonstore Retailers - 2.4%
607	Amazon.com, Inc. (a)	1,508,777
Other Information Services - 2.5%
688	Alphabet, Inc. Class A (a)	1,570,147
Professional, Scientific, and Technical Services - 14.2%
384,381	Inseego Corp. (a)(b)	1,095,486
8,883	Meta Platforms, Inc. (a)	1,780,775
67,824	Nutanix, Inc. (a)	1,697,635
10,120	Okta, Inc. (a)	1,207,417
3,175	Palto Alto Networks, Inc. (a)	1,782,064
7,267	Zscaler, Inc. (a)	1,473,311
		9,036,688
Publishing Industries (except Internet) - 36.9%
3,925	Adobe Systems, Inc. (a)	1,554,104
165,372	Agora, Inc. ADR (a)	1,218,791
71,110	Box, Inc. (a)	2,177,388
9,164	CrowdStrike Holdings, Inc. (a)	1,821,437
10,941	CyberArk Software Ltd. ADR Israel (a)	1,719,269
16,160	DocuSign, Inc. (a)	1,308,960
2,780,251	Exela Technologies, Inc. (a)	915,815
6,159	Microsoft Corp.	1,709,246
23,618	Oracle Corp.	1,733,561
86,234	Ping Identity Holding Corp. (a)	2,253,294
40,913	Progress Software Corp.	1,963,006
359,702	Tuya, Inc. ADR (a)	892,061
11,132	Twilio, Inc. (a)	1,244,780
99,830	Upland Software, Inc. (a)	1,489,463
7,443	Workday, Inc. (a)	1,538,468
		23,539,643
Shares		Fair Value
Telecommunications - 7.3%
144,442	8x8 Inc. (a)	$1,324,533
92,212	Vonage Holdings Corp. (a)	1,840,552
15,204	Zoom Video Communications, Inc. (a)	1,513,862
		4,678,947
	TOTAL COMMON STOCKS (Cost $76,255,604)	$63,701,434
SHORT TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
794,494	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$794,494
	TOTAL SHORT TERM INVESTMENTS (Cost $794,494)	$794,494
	TOTAL INVESTMENTS (Cost $77,050,098) - 101.0%	$64,495,928
	Liabilities in Excess of Other Assets - (1.0)%	(682,922)
	TOTAL NET ASSETS - 100.0%	$63,813,006

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
24

Direxion World Without Waste ETF

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 99.7%
Administrative and Support Services - 8.0%
368	Atlassian Corp. PLC ADR (United Kingdom) (a)	$82,737
948	Cloudflare, Inc. (a)	81,661
1,947	US Ecology, Inc (a)	93,436
579	Waste Management, Inc.	95,211
		353,045
Chemical Manufacturing - 2.0%
519	Ecolab, Inc.	87,887
Computer and Electronic Product Manufacturing - 6.1%
4,716	Bloom Energy Corp. (a)	87,529
596	Enphase Energy, Inc. (a)	96,194
5,056	SunPower Corp. (a)	83,475
		267,198
Data Processing, Hosting and Related Services - 2.1%
591	Airbnb, Inc. (a)	90,547
Machinery Manufacturing - 2.0%
2,122	Evoqua Water Technologies (a)	88,466
Merchant Wholesalers, Durable Goods - 7.6%
7,762	Cars.com, Inc. (a)	86,314
786	Copart, Inc. (a)	89,329
5,509	KAR Auction Services, Inc. (a)	80,762
1,721	Schnitzer Steel Industries, Inc.	78,529
		334,934
Miscellaneous Store Retailers - 1.9%
917	Etsy, Inc. (a)	85,455
Motion Picture and Sound Recording Industries - 1.8%
428	Netflix, Inc. (a)	81,474
Motor Vehicle and Parts Dealers - 2.0%
57,644	Vroom, Inc. (a)(b)	89,925
Nonstore Retailers - 9.7%
2,643	CarGurus, Inc. (a)	86,373
1,705	eBay, Inc.	88,524
12,434	Jumia Technologies AG ADR (Germany) (a)	87,909
92	MercadoLibre, Inc. (a)	89,574
11,543	ThredUp, Inc. (a)(b)	76,068
		428,448
Professional, Scientific, and Technical Services - 8.4%
496	Meta Platforms, Inc. (a)	99,433
190	ServiceNow, Inc. (a)	90,839
3,174	Snap, Inc. (a)	90,332
433	Verisk Analytics, Inc. Class A	88,354
		368,958
Publishing Industries (except Internet) - 20.2%
224	Adobe Systems, Inc. (a)	88,693
479	Autodesk, Inc. (a)	90,665
445	CrowdStrike Holdings, Inc. (a)	88,448
767	Datadog, Inc. (a)	92,638
201	Intuit, Inc.	84,169
527	Salesforce.com, Inc. (a)	92,721
194	Shopify, Inc. ADR (Canada) (a)	82,803
Shares		Fair Value
Publishing Industries (except Internet) (continued)
892	Thomson Reuters Corp. ADR (Canada)	$89,164
502	Veeva Systems, Inc. (a)	91,339
440	Workday, Inc. (a)	90,948
		891,588
Repair and Maintenance - 1.9%
2,812	GFL Environmental Inc. ADR (Canada)	84,726
Specialty Trade Contractors - 2.0%
4,440	Sunrun, Inc. (a)	88,711
Telecommunications - 2.1%
925	Zoom Video Communications, Inc. (a)	92,102
Transit and Ground Passenger Transportation - 2.1%
2,948	Uber Technologies, Inc. (a)	92,803
Transportation Equipment Manufacturing - 1.8%
93	Tesla Motors, Inc. (a)	80,981
Utilities - 11.9%
2,852	Atlantica Sustainable Infrastructure PLC ADR (United Kingdom)	88,127
1,897	Essential Utilities, Inc.	84,910
1,255	First Solar, Inc. (a)	91,652
826	IDACORP, Inc.	86,879
1,287	NextEra Energy Partners LP	85,791
1,137	Ormat Technologies Inc. (b)	88,345
		525,704
Waste Management and Remediation Services - 6.1%
1,068	Casella Waste Systems, Inc (a)	87,832
859	Clean Harbors, Inc. (a)	90,135
693	Republic Services, Inc.	93,049
		271,016
	TOTAL COMMON STOCKS (Cost $5,316,576)	$4,403,968
SHORT TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
207,931	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$207,931
	TOTAL SHORT TERM INVESTMENTS (Cost $207,931)	$207,931
	TOTAL INVESTMENTS (Cost $5,524,507) - 104.4%	$4,611,899
	Liabilities in Excess of Other Assets - (4.4)%	(195,476)
	TOTAL NET ASSETS - 100.0%	$4,416,423

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
25

Direxion World Without Waste ETF

Schedule of Investments, continued (Unaudited)

April 30, 2022

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
26

Direxion Russell 1000® Growth Over Value ETF

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 97.4%
29,273	iShares Russell 1000 Growth ETF (a)(b)	$7,135,294
	TOTAL INVESTMENT COMPANIES (Cost $8,663,217)	$7,135,294
SHORT TERM INVESTMENTS - 55.6%
Money Market Funds - 55.6%
3,214,185	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$3,214,185
855,979	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	855,979
	TOTAL SHORT TERM INVESTMENTS (Cost $4,070,164)	$4,070,164
	TOTAL INVESTMENTS (Cost $12,733,381) - 153.0% (e)	$11,205,458
	Liabilities in Excess of Other Assets - (53.0)%	(3,880,686)
	TOTAL NET ASSETS - 100.0%	$7,324,772

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,250,304.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 1000® Growth Index	0.7800% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	1,570	$4,655,637	$(803,299)

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.5800% representing 1 month SOFR rate + spread	Total return of Russell 1000® Value Index	Credit Suisse International	12/7/2022	2,377	$3,794,704	$100,056

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
27

Direxion Russell 1000® Value Over Growth ETF

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 90.1%
163,210	iShares Russell 1000 Value ETF (a)	$25,530,941
	TOTAL INVESTMENT COMPANIES (Cost $26,293,188)	$25,530,941
SHORT TERM INVESTMENTS - 10.3%
Money Market Funds - 10.3%
2,795,982	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$2,795,982
115,417	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	115,417
	TOTAL SHORT TERM INVESTMENTS (Cost $2,911,399)	$2,911,399
	TOTAL INVESTMENTS (Cost $29,204,587) - 100.4% (c)	$28,442,340
	Liabilities in Excess of Other Assets - (0.4)%	(114,602)
	TOTAL NET ASSETS - 100.0%	$28,327,738

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,385,288.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 1000® Value Index	0.9000% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	11,007	$17,680,344	$(654,364)

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.4700% representing 1 month SOFR rate + spread	Total return of Russell 1000® Growth Index	Credit Suisse International	12/7/2022	5,774	$14,164,973	$(119)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
28

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion Fallen Knives ETF	Direxion Hydrogen ETF	Direxion Low Priced Stock ETF
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$405,335,661	$3,831,725	$37,892,206	$4,116,857
Receivable for Fund shares sold	5,058,832	—	—	—
Receivable for investments sold	—	—	1,683,156	1,161,014
Deposit at broker for futures contracts	20,448,813	—	—	—
Dividend and interest receivable	74,199	376	86,344	4,129
Tax reclaim receivable	—	—	13,600	—
Prepaid expenses and other assets	295,667	—	—	—
Total Assets	431,213,172	3,832,101	39,675,306	5,282,000
Liabilities:
Collateral for securities loaned (Note 2)	—	367,128	5,072,575	448,181
Payable for investments purchased	—	—	1,095,416	1,152,536
Due to Adviser, net (Note 6)	170,824	1,432	12,176	1,507
Due to custodian	—	—	51,400	—
Due to broker for futures contracts	471,632	—	—	—
Variation margin payable	544,950	—	—	—
Accrued operating services fees (Note 6)	68,330	159	1,522	167
Total Liabilities	1,255,736	368,719	6,233,089	1,602,391
Net Assets	$429,957,436	$3,463,382	$33,442,217	$3,679,609
Net Assets Consist of:
Capital stock	$359,550,817	$5,294,954	$46,011,467	$5,484,255
Total distributable earnings (loss)	70,406,619	(1,831,572)	(12,569,250)	(1,804,646)
Net Assets	$429,957,436	$3,463,382	$33,442,217	$3,679,609
Calculation of Net Asset Value Per Share:
Net assets	$429,957,436	$3,463,382	$33,442,217	$3,679,609
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	12,750,001	75,001	1,950,002	550,001
Net assets value, redemption price and offering price per share	$33.72	$46.18	$17.15	$6.69
Cost of Investments	$405,335,661	$5,621,938	$48,005,982	$4,977,337

*  Securities loaned with values of $–, $364,968, $7,430,906 and $409,282, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
29

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Moonshot Innovators ETF	Direxion mRNA ETF	Direxion Nanotechnology ETF	Direxion NASDAQ-100® Equal Weighted Index Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$71,662,787	$3,241,839	$1,516,306	$574,447,591
Receivable for Fund shares sold	—	—	—	15,637
Receivable for investments sold	—	87,471	—	—
Dividend and interest receivable	17,606	—	210	105,763
Total Assets	71,680,393	3,329,310	1,516,516	574,568,991
Liabilities:
Collateral for securities loaned (Note 2)	17,577,290	—	—	10,787,296
Payable for investments purchased	—	86,650	—	—
Due to Adviser, net (Note 6)	30,735	1,890	862	159,478
Accrued operating services fees (Note 6)	2,561	158	72	26,580
Total Liabilities	17,610,586	88,698	934	10,973,354
Net Assets	$54,069,807	$3,240,612	$1,515,582	$563,595,637
Net Assets Consist of:
Capital stock	$191,313,447	$5,089,053	$2,500,025	$542,479,209
Total distributable earnings (loss)	(137,243,640)	(1,848,441)	(984,443)	21,116,428
Net Assets	$54,069,807	$3,240,612	$1,515,582	$563,595,637
Calculation of Net Asset Value Per Share:
Net assets	$54,069,807	$3,240,612	$1,515,582	$563,595,637
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,400,001	225,001	100,001	8,150,002
Net assets value, redemption price and offering price per share	$15.90	$14.40	$15.16	$69.15
Cost of Investments	$154,912,775	$4,826,122	$2,452,662	$626,363,731

*  Securities loaned with values of $16,822,313, $–, $– and $10,460,277, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
30

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Work From Home ETF	Direxion World Without Waste ETF	Direxion Russell 1000® Growth Over Value ETF	Direxion Russell 1000® Value Over Growth ETF
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$64,495,928	$4,611,899	$11,205,458	$28,442,340
Receivable for investments sold	—	382,425	—	—
Dividend and interest receivable	393	508	711	119
Due from broker for swap contracts	—	—	14,668	2,434,000
Unrealized appreciation on swap contracts	—	—	100,056	—
Total Assets	64,496,321	4,994,832	11,320,893	30,876,459
Liabilities:
Collateral for securities loaned (Note 2)	657,015	204,534	2,867,955	—
Payable for investments purchased	—	371,840	—	—
Unrealized depreciation on swap contracts	—	—	803,299	654,483
Due to Adviser, net (Note 6)	23,378	1,832	3,251	9,221
Due to broker for swap contracts	—	—	321,210	1,883,864
Accrued operating services fees (Note 6)	2,922	203	406	1,153
Total Liabilities	683,315	578,409	3,996,121	2,548,721
Net Assets	$63,813,006	$4,416,423	$7,324,772	$28,327,738
Net Assets Consist of:
Capital stock	$73,869,453	$5,780,395	$11,910,632	$29,646,174
Total distributable loss	(10,056,447)	(1,363,972)	(4,585,860)	(1,318,436)
Net Assets	$63,813,006	$4,416,423	$7,324,772	$28,327,738
Calculation of Net Asset Value Per Share:
Net assets	$63,813,006	$4,416,423	$7,324,772	$28,327,738
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,125,001	225,001	75,001	475,001
Net assets value, redemption price and offering price per share	$56.72	$19.63	$97.66	$59.64
Cost of Investments	$77,050,098	$5,524,507	$12,733,381	$29,204,587

*  Securities loaned with values of $624,164, $188,711, $2,686,125 and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
31

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion Fallen Knives ETF	Direxion Hydrogen ETF	Direxion Low Priced Stock ETF
Investment Income:
Dividend income (net of foreign withholding tax of $—, $—, $36,603 and $—, respectively)	$—	$2,891	$190,031	$16,688
Interest income	131,867	2	5	3
Securities lending income	—	1,395	74,547	10,529
Total investment income	131,867	4,288	264,583	27,220
Expenses:
Investment advisory fees (Note 6)	775,868	9,267	74,896	9,366
Operating services fees (Note 6)	310,347	1,030	9,362	1,041
Excise tax	281,127	—	—	—
Total Expenses	1,367,342	10,297	84,258	10,407
Net investment income (loss)	(1,235,475)	(6,009)	180,325	16,813
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(34,554)	(1,962,305)	(685,064)
Foreign currency translation	—	—	(30,368)	—
In-kind redemptions	—	—	(46,225)	—
Futures contracts	51,061,633	—	—	—
Net realized gain (loss)	51,061,633	(34,554)	(2,038,898)	(685,064)
Change in net unrealized depreciation on:
Investment securities	—	(1,456,274)	(11,480,111)	(789,561)
Foreign currency translation	—	—	(4,277)	—
Futures contracts	(4,259,431)	—	—	—
Change in net unrealized depreciation	(4,259,431)	(1,456,274)	(11,484,388)	(789,561)
Net realized and unrealized gain (loss)	46,802,202	(1,490,828)	(13,532,286)	(1,474,625)
Net increase (decrease) in net assets resulting from operations	$45,566,727	$(1,496,837)	$(13,342,961)	$(1,457,812)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
32

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Moonshot Innovators ETF	Direxion mRNA ETF[2]	Direxion Nanotechnology ETF[1]	Direxion NASDAQ-100® Equal Weighted Index Shares
Investment Income:
Dividend income (net of foreign withholding tax of $—, $—, $— and $7,302, respectively)	$54,485	$—	$2,060	$2,383,160
Interest income	96	3	3	308
Securities lending income	504,951	—	495	111,798
Total investment income	559,532	3	2,558	2,495,266
Expenses:
Investment advisory fees (Note 6)	269,750	8,252	5,284	743,302
Operating services fees (Note 6)	22,479	688	440	123,884
Total Expenses	292,229	8,940	5,724	867,186
Net investment income (loss)	267,303	(8,937)	(3,166)	1,628,080
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(11,961,893)	(255,221)	(44,921)	(3,984,767)
In-kind redemptions	(7,755,256)	—	—	79,488,774
Net realized gain (loss)	(19,717,149)	(255,221)	(44,921)	75,504,007
Change in net unrealized depreciation on:
Investment securities	(46,882,667)	(1,584,283)	(936,356)	(171,464,574)
Change in net unrealized depreciation	(46,882,667)	(1,584,283)	(936,356)	(171,464,574)
Net realized and unrealized loss	(66,599,816)	(1,839,504)	(981,277)	(95,960,567)
Net decrease in net assets resulting from operations	$(66,332,513)	$(1,848,441)	$(984,443)	$(94,332,487)

1  Represents the period from November 23, 2021 (commencement of operations) to April 30, 2022.

2  Represents the period from December 9, 2021 (commencement of operations) to April 30, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
33

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Work From Home ETF	Direxion World Without Waste ETF	Direxion Russell 1000® Growth Over Value ETF	Direxion Russell 1000® Value Over Growth ETF
Investment Income:
Dividend income (net of foreign withholding tax of $—, $116, $— and $—, respectively)	$794,869	$12,258	$48,224	$225,947
Interest income	55	4	503	777
Securities lending income	13,444	167	4,640	—
Total investment income	808,368	12,429	53,367	226,724
Expenses:
Investment advisory fees (Note 6)	179,640	12,088	33,845	59,148
Operating services fees (Note 6)	22,455	1,343	4,231	7,394
Interest expense	—	—	55	707
Total Expenses	202,095	13,431	38,131	67,249
Net investment income (loss)	606,273	(1,002)	15,236	159,475
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(31,856)	(439,007)	(593,884)	—
In-kind redemptions	3,105,688	—	199,093	2,181,474
Swap contracts	—	—	(472,270)	1,590,172
Net realized gain (loss)	3,073,832	(439,007)	(867,061)	3,771,646
Change in net unrealized appreciation (depreciation) on:
Investment securities	(29,866,988)	(1,643,556)	(2,469,750)	(3,518,617)
Swap contracts	—	—	(1,011,753)	538,961
Change in net unrealized depreciation	(29,866,988)	(1,643,556)	(3,481,503)	(2,979,656)
Net realized and unrealized gain (loss)	(26,793,156)	(2,082,563)	(4,348,564)	791,990
Net increase (decrease) in net assets resulting from operations	$(26,186,883)	$(2,083,565)	$(4,333,328)	$951,465

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
34

Statements of Changes in Net Assets

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)		Direxion Fallen Knives ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(1,235,475)	$(985,938)	$(6,009)	$65,774
Net realized gain (loss)	51,061,633	26,159,862	(34,554)	2,769,745
Change in net unrealized appreciation (depreciation)	(4,259,431)	14,721,431	(1,456,274)	(462,436)
Net increase (decrease) in net assets resulting from operations	45,566,727	39,895,355	(1,496,837)	2,373,083
Distributions to shareholders:
Net distributions to shareholders	(30,825,354)	—	(217,418)	(535,643)
Total distributions	(30,825,354)	—	(217,418)	(535,643)
Capital share transactions:
Proceeds from shares sold	166,779,623	184,462,965	—	3,793,568
Cost of shares redeemed	(5,012,179)	(14,894,665)	—	(7,299,839)
Transaction fees (Note 4)	17,681	21,425	—	—
Net increase (decrease) in net assets resulting from capital transactions	161,785,125	169,589,725	—	(3,506,271)
Total increase (decrease) in net assets	176,526,498	209,485,080	(1,714,255)	(1,668,831)
Net assets:
Beginning of year/period	253,430,938	43,945,858	5,177,637	6,846,468
End of year/period	$429,957,436	$253,430,938	$3,463,382	$5,177,637
Changes in shares outstanding
Shares outstanding, beginning of year/period	7,750,001	1,900,001	75,001	125,001
Shares sold	5,150,000	6,350,000	—	50,000
Shares repurchased	(150,000)	(500,000)	—	(100,000)
Shares outstanding, end of year/period	12,750,001	7,750,001	75,001	75,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
35

Statements of Changes in Net Assets

	Direxion Hydrogen ETF		Direxion Low Priced Stock ETF
	Six Months Ended April 30, 2022 (Unaudited)	For the Period March 25, 2021[1] through October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	For the Period July 22, 2021[1] through October 31, 2021
Operations:
Net investment income	$180,325	$237,351	$16,813	$13,858
Net realized loss	(2,038,898)	(509,003)	(685,064)	(272,685)
Change in net unrealized appreciation (depreciation)	(11,484,388)	1,365,039	(789,561)	(70,919)
Net increase (decrease) in net assets resulting from operations	(13,342,961)	1,093,387	(1,457,812)	(329,746)
Distributions to shareholders:
Net distributions to shareholders	(192,241)	(127,435)	(15,741)	(1,347)
Total distributions	(192,241)	(127,435)	(15,741)	(1,347)
Capital share transactions:
Proceeds from shares sold	13,995,842	40,248,269	—	5,483,755
Cost of shares redeemed	(8,232,644)	—	—	—
Transaction fees (Note 4)	—	—	—	500
Net increase in net assets resulting from capital transactions	5,763,198	40,248,269	—	5,484,255
Total increase (decrease) in net assets	(7,772,004)	41,214,221	(1,473,553)	5,153,162
Net assets:
Beginning of year/period	41,214,221	—	5,153,162	—
End of year/period	$33,442,217	$41,214,221	$3,679,609	$5,153,162
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,700,002	—	550,001	—
Shares sold	650,000	1,700,002	—	550,001
Shares repurchased	(400,000)	—	—	—
Shares outstanding, end of year/period	1,950,002	1,700,002	550,001	550,001

1  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
36

Statements of Changes in Net Assets

	Direxion Moonshot Innovators ETF		Direxion mRNA ETF
	Six Months Ended April 30, 2022 (Unaudited)	For the Period November 12, 2020[1] through October 31, 2021	For the Period December 9, 2021[1] through April 30, 2022 (Unaudited)
Operations:
Net investment income (loss)	$267,303	$1,076,890	$(8,937)
Net realized loss	(19,717,149)	(22,705,046)	(255,221)
Change in net unrealized depreciation	(46,882,667)	(36,367,321)	(1,584,283)
Net decrease in net assets resulting from operations	(66,332,513)	(57,995,477)	(1,848,441)
Distributions to shareholders:
Net distributions to shareholders	(1,146,145)	(680,526)	—
Total distributions	(1,146,145)	(680,526)	—
Capital share transactions:
Proceeds from shares sold	9,462,316	383,639,876	5,088,553
Cost of shares redeemed	(39,729,162)	(173,148,562)	—
Transaction fees (Note 4)	—	—	500
Net increase (decrease) in net assets resulting from capital transactions	(30,266,846)	210,491,314	5,089,053
Total increase (decrease) in net assets	(97,745,504)	151,815,311	3,240,612
Net assets:
Beginning of year/period	151,815,311	—	—
End of year/period	$54,069,807	$151,815,311	$3,240,612
Changes in shares outstanding
Shares outstanding, beginning of year/period	4,500,001	—	—
Shares sold	350,000	9,325,001	225,001
Shares repurchased	(1,450,000)	(4,825,000)	—
Shares outstanding, end of year/period	3,400,001	4,500,001	225,001

1  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
37

Statements of Changes in Net Assets

	Direxion Nanotechnology ETF	Direxion NASDAQ-100® Equal Weighted Index Shares
	For the Period November 23, 2021[1] through April 30, 2022 (Unaudited)	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(3,166)	$1,628,080	$1,862,366
Net realized gain (loss)	(44,921)	75,504,007	41,329,702
Change in net unrealized appreciation (depreciation)	(936,356)	(171,464,574)	71,501,564
Net increase (decrease) in net assets resulting from operations	(984,443)	(94,332,487)	114,693,632
Distributions to shareholders:
Net distributions to shareholders	—	(16,017,487)	(2,011,608)
Total distributions	—	(16,017,487)	(2,011,608)
Capital share transactions:
Proceeds from shares sold	2,500,025	526,154,582	96,387,917
Cost of shares redeemed	—	(284,473,145)	(51,005,012)
Net increase in net assets resulting from capital transactions	2,500,025	241,681,437	45,382,905
Total increase in net assets	1,515,582	131,331,463	158,064,929
Net assets:
Beginning of year/period	—	432,264,174	274,199,245
End of year/period	$1,515,582	$563,595,637	$432,264,174
Changes in shares outstanding
Shares outstanding, beginning of year/period	—	4,950,002	4,350,002
Shares sold	100,001	7,050,000	1,250,000
Shares repurchased	—	(3,850,000)	(650,000)
Shares outstanding, end of year/period	100,001	8,150,002	4,950,002

1  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
38

Statements of Changes in Net Assets

	Direxion Work From Home ETF		Direxion World Without Waste ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	For the Period December 17, 2020[1] through October 31, 2021
Operations:
Net investment income (loss)	$606,273	$410,492	$(1,002)	$(3,562)
Net realized gain (loss)	3,073,832	35,124,597	(439,007)	491,440
Change in net unrealized appreciation (depreciation)	(29,866,988)	16,725,812	(1,643,556)	730,948
Net increase (decrease) in net assets resulting from operations	(26,186,883)	52,260,901	(2,083,565)	1,218,826
Distributions to shareholders:
Net distributions to shareholders	(651,615)	(1,572,820)	(499,149)	(84)
Total distributions	(651,615)	(1,572,820)	(499,149)	(84)
Capital share transactions:
Proceeds from shares sold	1,987,577	31,133,230	780,370	5,000,025
Cost of shares redeemed	(21,825,849)	(104,409,325)	—	—
Net increase (decrease) in net assets resulting from capital transactions	(19,838,272)	(73,276,095)	780,370	5,000,025
Total increase (decrease) in net assets	(46,676,770)	(22,588,014)	(1,802,344)	6,218,767
Net assets:
Beginning of year/period	110,489,776	133,077,790	6,218,767	—
End of year/period	$63,813,006	$110,489,776	$4,416,423	$6,218,767
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,425,001	2,475,001	200,001	—
Shares sold	25,000	475,000	25,000	200,001
Shares repurchased	(325,000)	(1,525,000)	—	—
Shares outstanding, end of year/period	1,125,001	1,425,001	225,001	200,001

1  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
39

Statements of Changes in Net Assets

	Direxion Russell 1000® Growth Over Value ETF		Direxion Russell 1000® Value Over Growth ETF
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income	$15,236	$19,746	$159,475	$430,537
Net realized gain (loss)	(867,061)	8,800,351	3,771,646	6,093,740
Change in net unrealized appreciation (depreciation)	(3,481,503)	(1,991,760)	(2,979,656)	3,465,318
Net increase (decrease) in net assets resulting from operations	(4,333,328)	6,828,337	951,465	9,989,595
Distributions to shareholders:
Net distributions to shareholders	(17,726)	(39,505)	(195,629)	(405,394)
Total distributions	(17,726)	(39,505)	(195,629)	(405,394)
Capital share transactions:
Proceeds from shares sold	9,988,197	28,505,479	10,423,962	37,940,228
Cost of shares redeemed	(14,553,318)	(49,034,243)	(16,451,264)	(33,707,431)
Transaction fees (Note 4)	5,681	15,751	5,375	14,591
Net increase (decrease) in net assets resulting from capital transactions	(4,559,440)	(20,513,013)	(6,021,927)	4,247,388
Total increase (decrease) in net assets	(8,910,494)	(13,724,181)	(5,266,091)	13,831,589
Net assets:
Beginning of year/period	16,235,266	29,959,447	33,593,829	19,762,240
End of year/period	$7,324,772	$16,235,266	$28,327,738	$33,593,829
Changes in shares outstanding
Shares outstanding, beginning of year/period	125,001	325,001	575,001	475,001
Shares sold	75,000	250,000	175,000	700,000
Shares repurchased	(125,000)	(450,000)	(275,000)	(600,000)
Shares outstanding, end of year/period	75,001	125,001	475,001	575,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
40

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) After Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
For the Six Months Ended April 30, 2022 (Unaudited)	$32.70	$(0.13)	$(0.10)	$4.66	$4.53	$(3.51)	$—	$—	$(3.51)	$33.72	15.64%	$429,957	0.88%	0.88%	(0.80)%	0.70%	0.70%	(0.62)%	0%
For the Year Ended October 31, 2021	$23.13	(0.20)	(0.20)	9.77	9.57	—	—	—	—	$32.70	41.37%	$253,431	0.70%	0.70%	(0.67)%	0.70%	0.70%	(0.67)%	0%
For the Year Ended October 31, 2020	$23.53	(0.02)	(0.02)	(0.29)	(0.31)	(0.06)	—	(0.03)	(0.09)	$23.13	-1.31%	$43,946	0.70%	0.70%	(0.10)%	0.70%	0.70%	(0.10)%	0%
For the Year Ended October 31, 2019	$24.58	0.35	0.35	(0.77)	(0.42)	(0.63)	—	—	(0.63)	$23.53	-1.72%	$42,360	0.70%	0.79%	1.47%	0.70%	0.79%	1.47%	0%
For the Year Ended October 31, 2018	$23.82	0.20	0.20	0.72	0.92	(0.16)	—	—	(0.16)	$24.58	3.84%	$52,847	0.70%	0.84%	0.80%	0.70%	0.84%	0.80%	0%
For the Period March 30, 2017[8] through October 31, 2017	$25.00	0.01	0.01	(1.19)	(1.18)	—	—	—	—	$23.82	-4.72%	$11,911	0.70%	1.35%	0.07%	0.70%	1.35%	0.07%	0%
Direxion Fallen Knives ETF
For the Six Months Ended April 30, 2022 (Unaudited)	$69.03	(0.08)	(0.08)	(19.87)	(19.95)	—	(2.90)	—	(2.90)	$46.18	-29.70%	$3,463	0.50%	0.50%	(0.29)%	0.50%	0.50%	(0.29)%	11%
For the Year Ended October 31, 2021	$54.77	0.50	0.50	17.99	18.49	(0.51)	(3.72)	—	(4.23)	$69.03	34.30%	$5,178	0.50%	0.50%	0.69%	0.50%	0.50%	0.69%	113%
For the Period June 11, 2020[8] through October 31, 2020	$50.00	0.07	0.07	4.74	4.81	(0.04)	—	—	(0.04)	$54.77	9.63%	$6,846	0.50%	0.50%	0.32%	0.50%	0.50%	0.32%	115%
Direxion Hydrogen ETF
For the Six Months Ended April 30, 2022 (Unaudited)	$24.24	0.10	0.10	(7.10)	(7.00)	(0.09)	—	—	(0.09)	$17.15	-28.93%	$33,442	0.45%	0.45%	0.96%	0.45%	0.45%	0.96%	16%
For the Period March 25, 2021[8] through October 31, 2021	$25.00	0.16	0.16	0.16	0.32	(0.08)	—	—	(0.08)	$24.24	1.37%	$41,224	0.45%	0.45%	1.21%	0.45%	0.45%	1.21%	55%
Direxion Low Priced Stock ETF
For the Six Months Ended April 30, 2022 (Unaudited)	$9.37	0.03	0.03	(2.68)	(2.65)	(0.03)	—	—	(0.03)	$6.69	-28.33%	$3,680	0.50%	0.50%	0.81%	0.50%	0.50%	0.81%	47%
For the Period July 22, 2021[8] through October 31, 2021	$10.00	0.03	0.03	(0.66)	(0.63)	(0.00)[9]	—	—	(0.00)[9]	$9.37	-6.27%	$5,153	0.50%	0.50%	0.97%	0.50%	0.50%	0.97%	83%
Direxion Moonshot Innovators ETF
For the Six Months Ended April 30, 2022 (Unaudited)	$33.74	0.07	0.07	(17.61)	(17.54)	(0.30)	—	—	(0.30)	$15.90	-52.37%	$54,070	0.65%	0.65%	0.59%	0.65%	0.65%	0.59%	42%
For the Period November 12, 2020[8] through October 31, 2021	$25.00	0.27	0.27	8.61	8.88	(0.14)	—	—	(0.14)	$33.74	35.54%	$151,815	0.65%	0.65%	0.76%	0.65%	0.65%	0.76%	87%
Direxion mRNA ETF
For the Period December 9, 2021[8] through April 30, 2022	$25.00	(0.05)	(0.05)	(10.55)	(10.60)	—	—	—	—	$14.40	-42.40%	$3,241	0.65%	0.65%	(0.65)%	0.65%	0.65%	(0.65)%	30%
Direxion Nanotechnology ETF
For the Period November 23, 2021[8] through April 30, 2022	$25.00	(0.03)	(0.03)	(9.81)	(9.84)	—	—	—	—	$15.16	-39.36%	$1,516	0.65%	0.65%	(0.36)%	0.65%	0.65%	(0.36)%	46%
Direxion NASDAQ-100® Equal Weighted Index Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$87.33	0.25	0.25	(15.55)	(15.30)	(0.23)	(2.65)	—	(2.88)	$69.15	-17.86%	$563,596	0.35%	0.35%	0.66%	0.35%	0.35%	0.66%	22%
For the Year Ended October 31, 2021	$63.03	0.39	0.39	24.33	24.72	(0.39)	(0.03)	—	(0.42)	$87.33	39.30%	$432,264	0.35%	0.35%	0.49%	0.35%	0.35%	0.49%	30%
For the Year Ended October 31, 2020	$51.32	0.38	0.38	11.72	12.10	(0.39)	—	—	(0.39)	$63.03	23.69%	$274,199	0.35%	0.35%	0.67%	0.35%	0.35%	0.67%	35%
For the Year Ended October 31, 2019	$43.27	0.39	0.39	8.04	8.43	(0.38)	—	—	(0.38)	$51.32	19.59%	$215,563	0.35%	0.44%	0.82%	0.35%	0.44%	0.82%	28%
For the Year Ended October 31, 2018	$41.90	0.31	0.31	1.37	1.68	(0.31)	—	—	(0.31)	$43.27	3.98%	$179,574	0.35%	0.49%	0.68%	0.35%	0.49%	0.68%	27%
For the Year Ended October 31, 2017	$33.44	0.28	0.28	8.44	8.72	(0.26)	—	—	(0.26)	$41.90	26.16%	$144,561	0.35%	0.52%	0.73%	0.35%	0.52%	0.73%	31%
Direxion Work From Home ETF
For the Six Months Ended April 30, 2022 (Unaudited)	$77.54	0.46	0.46	(20.82)	(20.36)	(0.46)	—	—	(0.46)	$56.72	-26.40%	$63,813	0.45%	0.45%	1.35%	0.45%	0.45%	1.35%	20%
For the Year Ended October 31, 2021	$53.77	0.22	0.22	24.24	24.46	(0.27)	(0.42)	—	(0.69)	$77.54	45.69%	$110,490	0.45%	0.45%	0.31%	0.45%	0.45%	0.31%	35%
For the Period June 25, 2020[8] through October 31, 2020	$50.00	0.15	0.15	3.65	3.80	(0.03)	—	—	(0.03)	$53.77	7.60%	$133,078	0.45%	0.45%	0.81%	0.45%	0.45%	0.81%	32%
Direxion World Without Waste ETF
For the Six Months Ended April 30, 2022 (Unaudited)	$31.09	(0.00)[9]	(0.00)[9]	(9.25)	(9.25)	—	(2.21)	—	(2.21)	$19.63	-31.55%	$4,416	0.50%	0.50%	(0.04)%	0.50%	0.50%	(0.04)%	29%
For the Period December 17, 2020[8] through October 31, 2021	$25.00	(0.02)	(0.02)	6.11	6.09	(0.00)[9]	—	—	(0.00)[9]	$31.09	24.36%	$6,219	0.50%	0.50%	(0.07)%	0.50%	0.50%	(0.07)%	63%
Direxion Russell 1000® Growth Over Value ETF
For the Six Months Ended April 30, 2022 (Unaudited)	$129.88	0.11	0.11	(32.24)	(32.13)	(0.09)	—	—	(0.09)	$97.66	-24.76%	$7,325	0.45%	0.45%	0.18%	0.45%	0.45%	0.18%	0%
For the Year Ended October 31, 2021	$92.18	0.10	0.11	37.76	37.86	(0.16)	—	—	(0.16)	$129.88	41.11%	$16,235	0.45%	0.45%	0.10%	0.45%	0.45%	0.10%	0%
For the Year Ended October 31, 2020	$61.55	0.35	0.36	30.60	30.95	(0.32)	—	—	(0.32)	$92.18	50.43%	$29,959	0.47%	0.47%	0.45%	0.45%	0.45%	0.47%	12%
For the Period January 16, 2019[8] through October 31, 2019	$50.00	0.26	0.28	11.48	11.74	(0.19)	—	—	(0.19)	$61.55	23.50%	$29,236	0.49%	0.61%	0.56%	0.45%	0.57%	0.60%	13%
Direxion Russell 1000® Value Over Growth ETF
For the Six Months Ended April 30, 2022 (Unaudited)	$58.42	0.32	0.32	1.33	1.65	(0.43)	—	—	(0.43)	$59.64	2.86%	$28,328	0.45%	0.45%	1.08%	0.45%	0.45%	1.08%	0%
For the Year Ended October 31, 2021	$41.60	0.66	0.66	16.73	17.39	(0.57)	—	—	(0.57)	$58.42	41.96%	$33,594	0.45%	0.45%	1.20%	0.45%	0.45%	1.20%	3%
For the Year Ended October 31, 2020	$55.11	1.05	1.06	(13.54)	(12.49)	(1.02)	—	—	(1.02)	$41.60	-23.00%	$19,762	0.46%	0.46%	2.24%	0.45%	0.45%	2.25%	0%
For the Period January 16, 2019[8] through October 31, 2019	$50.00	0.71	0.71	4.81	5.52	(0.41)	—	—	(0.41)	$55.11	11.06%	$31,687	0.46%	0.59%	1.69%	0.45%	0.58%	1.70%	0%
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
41

Financial Highlights

April 30, 2022

1  Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.

2  Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.

3  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

4  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the years ended October 31, 2016 through October 31, 2019, the total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

5  For periods less than a year, these ratios are annualized.

6  For the years ended October 31, 2016 through October 31, 2019, net expenses include affects of any reimbursement/waiver or recoupment.

7  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 366 days are also excluded from portfolio turnover calculation.

8  Commencement of operations.

9  Between $(0.005) and $0.005.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
42

Direxion Shares ETF Trust

Notes to the Financial Statements (Unaudited)

April 30, 2022

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 82 separate series (each, a "Fund" and together the "Funds"). 12 of these Funds are included in this report:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Direxion Fallen Knives ETF
Direxion Hydrogen ETF
Direxion Low Priced Stock ETF
Direxion Moonshot Innovators ETF
Direxion mRNA ETF
Direxion Nanotechnology ETF
Direxion NASDAQ-100® Equal Weighted Index Shares
Direxion Work From Home ETF
Direxion World Without Waste ETF
Direxion Russell 1000® Growth Over Value ETF
Direxion Russell 1000® Value Over Growth ETF

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services-Investment Companies.

Rafferty Asset Management, LLC ("Rafferty") serves as investment adviser to the Funds. Rafferty has registered as a commodity pool operator ("CPO") and the Direxion Auspice Broad Commodity Strategy ETF (Consolidated), Direxion Russell 1000® Growth Over Value ETF and Direxion Russell 1000® Value Over Growth ETF are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, Rafferty is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) is managed to track the performance of the Auspice Broad Commodity Index. The Auspice Broad Commodity Index is a long/flat commodities index. A long/flat approach allows the Fund to attempt to take advantage of higher commodity prices, and at the same time shift into a cash position of an individual commodity that shows a downward trend in price. The Fund primarily invests in commodity and financial futures contracts directly and/or indirectly through its wholly-owned subsidiary, Direxion BCS Fund Ltd. ("BCS Fund"), in order to track the returns of the Auspice Broad Commodity Index within the limitation of the U.S. federal tax requirements applicable to regulated investment companies.

Each Fund seeks investment results, before fees and expenses, that track the performance of the underlying index as listed below:

Funds	Index or Benchmark
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Auspice Broad Commodity Index
Direxion Fallen Knives ETF	Indxx US Fallen Knives Index
Direxion Hydrogen ETF	Indxx Hydrogen Economy Index
Direxion Low Priced Stock ETF	Solactive Two Bucks Index
Direxion Moonshot Innovators ETF	S&P Kensho Moonshots Index
Direxion mRNA ETF	BITA Messenger RNA Technology Index
Direxion Nanotechnology ETF	S&P Kensho Extended Nanotechnology Index

DIREXION SEMI-ANNUAL REPORT
43

Funds	Index or Benchmark
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index
Direxion Work From Home ETF	Solactive Remote Work Index
Direxion World Without Waste ETF	Indxx US Circular Economy Index
Direxion Russell 1000® Growth Over Value ETF	Russell 1000® Growth/Value 150/50 Index(a)
Direxion Russell 1000® Value Over Growth ETF	Russell 1000® Value/Growth 150/50 Index(a)

(a)  Effective on February 28, 2022, the names of benchmark index for the Direxion Russell 1000® Growth Over Value ETF and Direxion Russell 1000® Value over Growth ETF, changed from Russell 1000® Growth/Value 150/50 Index and Russell 1000® Value/Growth 150/50 Index, to the Russell 1000® Growth/Value 150/50 Index and Russell 1000® Value/Growth 150/50 Index, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time ("Valuation Time")), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over-the-counter ("OTC") securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities and swap contracts are fair valued as determined by the Rafferty under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities; c) the Funds' pricing service provides a valuation that in the judgment of the Rafferty does not represent fair value; or d) the Fund or Rafferty believes the market price is stale.

b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to

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each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps".

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their investment objectives.

Accounting Standards Update No. 2013-01, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope recognize derivative instruments accounted for under ASC 815, Derivatives and Hedging, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2022, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered

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subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2022 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Credit Suisse International

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Russell 1000® Growth Over Value ETF	$100,056	$—	$100,056	$—	$803,299	$100,056	$703,243[1]	$—
Direxion Russell 1000® Value Over Growth ETF	—	—	—	—	654,483	—	654,483[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) was invested in futures contracts as of the period ended April 30, 2022.

d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended April 30, 2022.

e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

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f) Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the Funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The Funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

g) Basis for Consolidation – The Direxion Auspice Broad Commodity Strategy ETF may invest up to 25% of its total assets in the Direxion BCS Fund Ltd. ("BCS Fund"). The BCS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion Auspice Broad Commodity Strategy ETF. The BCS Fund acts as an investment vehicle to facilitate entering into certain investments for the Direxion Auspice Broad Commodity Strategy ETF consistent with the Fund's investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. As of April 30, 2022, the net assets of the Direxion Auspice Broad Commodity Strategy ETF were $429,957,436 of which $86,216,316, or approximately 20.1%, represented the Direxion Auspice Broad Commodity Strategy ETF's ownership of all issued shares and voting rights of the BCS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.

h) Risks of Investing Commodity-Linked Derivatives – The Direxion Auspice Broad Commodity Strategy ETF, through its investment in the subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. The Direxion Auspice Broad Commodity Strategy ETF held commodity-linked derivatives during the period ended April 30, 2022.

i) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

j) Securities Lending – Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.

As of April 30, 2022, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of

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Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as its held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.

As of April 30, 2022, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Fallen Knives ETF	$364,968	$367,128	$—	$367,128
Direxion Hydrogen ETF	7,430,906	5,072,575	2,489,748	7,562,323
Direxion Low Priced Stock ETF	409,282	448,181	—	448,181
Direxion Moonshot Innovators ETF	16,822,313	17,577,290	533,755	18,111,045
Direxion NASDAQ-100® Equal Weighted Index Shares	10,460,277	10,787,296	560,657	11,347,953
Direxion Work From Home ETF	624,164	657,015	—	657,015
Direxion World Without Waste ETF	188,711	204,534	—	204,534
Direxion Russell 1000® Growth Over Value ETF	2,686,125	2,867,955	—	2,867,955

k) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.

The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) paid this excise tax during the period ended April 30, 2022.

l) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets. Expenses are charged to the Funds daily. Expenses are computed based on each Fund's respective average daily net assets. For additional discussion on expenses, refer to Note 6.

m) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

n) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

o) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the periods ended April 30, 2022 and October 31, 2021 are presented in the following table. The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Period Ended April 30, 2022 (Unaudited)			Year/Period Ended October 31, 2021
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$30,825,354	$—	$—	$—	$—	$—
Direxion Fallen Knives ETF	217,418	—	—	535,643	—	—
Direxion Hydrogen ETF[1]	192,241	—	—	127,435	—	—
Direxion Low Priced Stock ETF[2]	15,741	—	—	1,347	—	—
Direxion Moonshot Innovators ETF	1,146,145	—	—	680,526	—	—
Direxion mRNA ETF[4]	—	—	—	—	—	—
Direxion Nanotechnology ETF[3]	—	—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	14,916,940	1,100,547	—	2,011,608	—	—
Direxion Work From Home ETF	651,615	—	—	1,572,820	—	—
Direxion World Without Waste ETF	499,149	—	—	84	—	—
Direxion Russell 1000® Growth Over Value ETF	17,726	—	—	39,505	—	—
Direxion Russell 1000® Value Over Growth ETF	195,629	—	—	405,394	—	—

1  Commenced operations on March 25, 2021.

2  Commenced operations on July 22, 2021.

3  Commenced operations on November 23, 2021.

4  Commenced operations on December 9, 2021.

At October 31, 2021, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$15,322,256	$40,346,848	$—	$(3,858)	$55,665,246
Direxion Fallen Knives ETF	(334,735)	217,418	—	—	(117,317)
Direxion Hydrogen ETF	1,097,829	94,742	—	(226,619)	965,952
Direxion Low Priced Stock ETF	(76,580)	6,361	—	(260,874)	(331,093)
Direxion Moonshot Innovators ETF	(36,861,292)	700,633	—	(33,604,323)	(69,764,982)
Direxion NASDAQ-100® Equal Weighted Index Shares	116,912,089	13,453,796	1,100,517	—	131,466,402
Direxion Work From Home ETF	16,725,094	56,957	—	—	16,782,051
Direxion World Without Waste ETF	720,519	498,223	—	—	1,218,742
Direxion Russell 1000® Growth Over Value ETF	(234,806)	—	—	—	(234,806)
Direxion Russell 1000® Value Over Growth ETF	(2,178,738)	104,466	—	—	(2,074,272)

1  Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and organizational costs.

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At April 30, 2022, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$405,335,661	$—	$—	$—
Direxion Fallen Knives ETF	5,621,938	75,534	(1,865,747)	(1,790,213)
Direxion Hydrogen ETF	48,005,982	427,160	(10,540,936)	(10,113,776)
Direxion Low Priced Stock ETF	4,977,337	239,835	(1,100,315)	(860,480)
Direxion Moonshot Innovators ETF	154,912,775	357,103	(83,607,091)	(83,249,988)
Direxion mRNA ETF	4,826,122	97,634	(1,681,917)	(1,584,283)
Direxion Nanotechnology ETF	2,452,662	30,364	(966,720)	(936,356)
Direxion NASDAQ-100® Equal Weighted Index Shares	626,363,731	15,010,913	(66,927,053)	(51,916,140)
Direxion Work From Home ETF	77,050,098	9,362,975	(21,917,145)	(12,554,170)
Direxion World Without Waste ETF	5,524,507	287,479	(1,200,087)	(912,608)
Direxion Russell 1000® Growth Over Value ETF	12,733,381	—	(1,527,923)	(1,527,923)
Direxion Russell 1000® Value Over Growth ETF	29,204,587	—	(762,247)	(762,247)

In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2021.

At October 31, 2021, these Funds deferred, on a tax basis, no qualified late year losses.

Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.

At October 31, 2021, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$—
Direxion Fallen Knives ETF	—	—	—
Direxion Hydrogen ETF	—	226,619	—
Direxion Low Priced Stock ETF	—	260,874	—
Direxion Moonshot Innovators ETF	—	33,604,323	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	—	—
Direxion Work From Home ETF	—	—	—
Direxion World Without Waste ETF	—	—	—
Direxion Russell 1000® Growth Over Value ETF	—	—	—
Direxion Russell 1000® Value Over Growth ETF	1,400,695	—	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2022, open U.S. Federal and state income tax years include the tax years ended October 31, 2019 through October 31, 2021. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

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4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." The number of shares in a Creation Unit for each respective Fund is as follows:

Fund	Number of shares per Creation Unit
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	50,000	shares
Direxion Fallen Knives ETF	25,000	shares
Direxion Hydrogen ETF	50,000	shares
Direxion Low Priced Stock ETF	25,000	shares
Direxion Moonshot Innovators ETF	25,000	shares
Direxion mRNA ETF	25,000	shares
Direxion Nanotechnology ETF	25,000	shares
Direxion NASDAQ-100® Equal Weighted Index Shares	50,000	shares
Direxion Work From Home ETF	25,000	shares
Direxion World Without Waste ETF	25,000	shares
Direxion Russell 1000® Growth Over Value ETF	25,000	shares
Direxion Russell 1000® Value Over Growth ETF	25,000	shares

Creation Units of the Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the period ended April 30, 2022. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$—	$—
Direxion Fallen Knives ETF	476,010	627,998	—	—
Direxion Hydrogen ETF	5,758,663	5,833,544	12,814,889	7,468,370
Direxion Low Priced Stock ETF	2,050,569	1,941,159	—	—
Direxion Moonshot Innovators ETF	38,569,017	38,998,655	9,477,088	39,733,915
Direxion mRNA ETF[2]	3,613,921	861,223	2,588,652	—
Direxion Nanotechnology ETF[1]	3,283,759	788,514	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	110,598,498	125,203,636	526,037,454	284,455,579
Direxion Work From Home ETF	18,483,994	18,503,946	1,986,927	21,817,243
Direxion World Without Waste ETF	1,604,458	2,110,819	780,680	—
Direxion Russell 1000® Growth Over Value ETF	—	3,050,756	9,538,023	11,345,414
Direxion Russell 1000® Value Over Growth ETF	—	—	9,930,551	15,606,504

1  Represents the period from November 23, 2021 (commencement of operations) to April 30, 2022.

2  Represents the period from December 9, 2021 (commencement of operations) to April 30, 2022.

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There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2022.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between each Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays their respective Adviser an investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.50%
Direxion Fallen Knives ETF	0.45%
Direxion Hydrogen ETF	0.40%
Direxion Low Priced Stock ETF	0.45%
Direxion Moonshot Innovators ETF	0.60%
Direxion mRNA ETF	0.60%
Direxion Nanotechnology ETF	0.60%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.30%
Direxion Work From Home ETF	0.40%
Direxion World Without Waste ETF	0.45%
Direxion Russell 1000® Growth Over Value ETF	0.40%
Direxion Russell 1000® Value Over Growth ETF	0.40%

Additionally, the Trust has entered into a Management Services Agreement with Rafferty. Under the Management Services Agreement, the Trust pays Rafferty management service fees of 0.026% on the first $10,000,000,000 of the Trust's daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates Rafferty for performing certain management, administration and compliance functions related to the Trust.

The Funds have entered into an Operating Services Agreement. Under the Operating Services Agreement, Rafferty will pay all the expenses (with certain exceptions such as management fees, Rule 12b-1 fees and swap financing and related costs) of the Funds in exchange for a fee calculated based on the following rates multiplied by the respective average daily net assets of each Fund.

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.20%
Direxion Fallen Knives ETF	0.05%
Direxion Hydrogen ETF	0.05%
Direxion Low Priced Stock ETF	0.05%
Direxion Moonshot Innovators ETF	0.05%
Direxion mRNA ETF	0.05%
Direxion Nanotechnology ETF	0.05%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.05%
Direxion Work From Home ETF	0.05%
Direxion World Without Waste ETF	0.05%
Direxion Russell 1000® Growth Over Value ETF	0.05%
Direxion Russell 1000® Value Over Growth ETF	0.05%

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs

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and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments at April 30, 2022:

	Asset Class						Liability Class
	Level 1					Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$405,335,661	$—	$11,062,825	$—	$—	$—
Direxion Fallen Knives ETF	—	3,463,778	367,947	—	—	—	—	—
Direxion Hydrogen ETF	—	32,819,631	5,072,575	—	—	—	—	—
Direxion Low Priced Stock ETF	—	3,657,154	459,703	—	—	—	—	—
Direxion Moonshot Innovators ETF	—	53,880,999	17,781,788	—	—	—	—	—
Direxion mRNA ETF	—	3,236,582	5,257	—	—	—	—	—
Direxion Nanotechnology ETF	—	1,513,968	2,338	—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	562,862,982	11,584,609	—	—	—	—	—
Direxion Work From Home ETF	—	63,701,434	794,494	—	—	—	—	—
Direxion World Without Waste ETF	—	4,403,968	207,931	—	—	—	—	—
Direxion Russell 1000® Growth Over Value ETF	7,135,294	—	4,070,164	—	—	100,056	—	(803,299)
Direxion Russell 1000® Value Over Growth ETF	25,530,941	—	2,911,399	—	—	—	—	(654,483)

For further detail on each asset class, see each Fund's Schedule of Investments.

*  Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

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8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2022, certain Funds were invested in swap contracts. At April 30, 2022, the fair values of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Swap Contracts Fund	Equity Risk	Total
Direxion Russell 1000® Growth Over Value ETF	$100,056	$100,056
Futures Contracts* Fund	Commodity Risk	Total
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$11,062,825	$11,062,825
	Liability Derivatives[2]
Swap Contracts Fund	Equity Risk	Total
Direxion Russell 1000® Growth Over Value ETF	$803,299	$803,299
Direxion Russell 1000® Value Over Growth ETF	654,483	654,483

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

*  Cumulative appreciation(depreciation) of futures contracts as reported in the Schedule of Investments.

  Only current day's variation margin, if any, is reported in the Statements of Assets and Liabilities.

Transactions in derivative instruments during the period ended April 30, 2022, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Commodity Risk	Equity Risk	Commodity Risk
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Futures Contracts	$—	$51,061,633	$—	$(4,259,431)
Direxion Russell 1000® Growth Over Value ETF	Swap Contracts	(472,270)	—	(1,011,753)	—
Direxion Russell 1000® Value Over Growth ETF	Swap Contracts	1,590,172	—	538,961	—

1  Statements of Operations location: Net realized gain (loss) on swap and futures contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and futures contracts.

For the period ended April 30, 2022, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts	Long Futures Contracts
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$238,238,275
Direxion Russell 1000® Growth Over Value ETF	7,883,079	6,794,295	—
Direxion Russell 1000® Value Over Growth ETF	17,854,532	15,644,609	—

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The Funds utilize this volume of derivatives in order to meet the investment objectives of each respective Fund.

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

In addition, the Fund's investments in derivatives are subject to the following risks:

•  Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

•  Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled

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by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund's volatility. Futures contracts are also subject to leverage risk.

Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

Currency Exchange Rate Risk – Changes in foreign currency exchange rates will affect the value of the Fund's investments in securities denominated in a country's currency. Generally, when the U.S. Dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. If the Fund is exposed to a limited number of currencies, any change in the value of these currencies could have a material impact on the Fund's net asset value.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap and futures contracts may be used to create leverage. Certain Funds employ leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

Market Disruption Risk – Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit a Fund's ability to sell securities and the Fund's sales may exacerbate the market volatility and downturn. Under such circumstances, a Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund's returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs' shares) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security and the market closing price of the security. Under those circumstances, the Fund's ability to track its index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to net asset value, and bid-ask spreads in the Fund's shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of other securities that are not perfectly correlated to the Fund's index.

The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.

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10.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

On June 21, 2022, certain Funds declared income distributions with an ex-date of June 22, 2022 and payable date of June 29, 2022. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$1.16408
Direxion Hydrogen ETF	0.09393
Direxion Low Priced Stock ETF	0.01381
Direxion NASDAQ-100® Equal Weighted Index Shares	0.13982
Direxion Work From Home ETF	0.01244
Direxion World Without Waste ETF	0.00144
Direxion Russell 1000® Growth Over Value ETF	0.07436
Direxion Russell 1000® Value Over Growth ETF	0.36785

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Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

New Fund Investment Advisory Agreement Approval

At meetings held on August 18, 2021 and November 19, 2021, the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "ETF Trust") considered the approval of the Investment Advisory Agreement (the "Agreement") between Rafferty Asset Management, LLC (the "Adviser") and the ETF Trust, on behalf of the Direxion mRNA ETF and Direxion Nanotechnology ETF, respectively, each a series of the ETF Trust. Each such series is referred to herein as a "Fund" and collectively as the "Funds."

Following such consideration, the Board, including the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 Act, as amended (the "Independent Trustees"), unanimously approved the Agreement on behalf of the relevant Funds. The Board, including the Independent Trustees, determined that the terms of the Agreement for the Funds were fair and reasonable and in the best interests of shareholders.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight or importance to different factors. For each Fund, the Board considered, among others, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided; (2) the projected profitability to the Adviser based upon its services to be provided to the Fund (3) the extent to which economies of scale might be realized as the Fund grows; (4) whether fee levels reflect these economies of scale, if any, for the benefit of the Fund's shareholders; (5) comparisons of services and fees with contracts entered into by the Adviser with other clients (such as institutional investors), if any; and (6) other benefits anticipated to be derived and identified by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided under the Agreement by the Adviser. Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about its personnel, operations and financial condition, the Board considered the quality of the services provided by the Adviser under the Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the capacity and integrity of the Adviser's senior management and staff. The Board noted that the Adviser has provided services to the ETF Trust since its inception date and has developed an expertise in managing funds with investment strategies similar to the Funds. The Board considered the Adviser's representation that it has the financial resources and appropriate staffing to manage the relevant Funds and to meet its fee waiver and expense obligations thereto. The Board considered that the Adviser will oversee all aspects of the operation of the Funds, including oversight of the Funds' service providers, and provide compliance services to the Funds. The Board observed that because the Funds had not commenced operations, they did not have any prior performance history. Under the totality of the circumstances, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by the Adviser to the Funds under the Agreement were fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the fairness and reasonableness of the investment advisory fee rates to be paid to the Adviser by the Funds in light of the investment advisory services to be provided by the Adviser. The Board considered the fees to be paid to the Adviser on an annual basis, including pursuant to contractual fee waivers and expense reimbursement arrangements. The Board considered that the proposed advisory fee rate and net expense ratio for each Fund was similar to those of comparable exchange-traded funds and the same as those of similar series of the Trust.

The Board further considered the overall profitability of the Adviser's investment business and, because the Funds had not commenced operations and the Adviser had no prior profit data related to the Funds, the Board considered the break-even analysis provided by the Adviser for the Funds. The Board considered the significant drivers of cost for the Adviser including, but not limited to, intellectual capital, portfolio rebalancing, regulatory compliance, and entrepreneurial risk. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services to be provided and any profits that may be realized under the Agreement was not excessive.

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Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Economies of Scale. The Board considered whether economies of scale may be realized by each Fund as it grows larger and the extent to which any such economies are reflected in contractual fee rates. Noting that the Funds had not yet commenced operations and did not yet have any assets, the Board concluded that economies of scale were not a material factor for the Board to consider in approving the agreement.

Other Benefits. The Board considered the Adviser's representations that its relationship with the Funds may enable it to attract assets to other funds. The Board also considered that the Adviser's overall business with brokerage firms may allow it to negotiate lower commission rates and get better execution for all of its portfolio trades. Based on these and other considerations, the Board determined that such benefits to the Adviser would likely not be material and, overall, would be reasonable.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from counsel discussing the legal standards applicable to its consideration of the Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Agreement, were fair and reasonable in light of the services performed, or to be performed, expenses incurred, or to be incurred and such other matters as the Board considered relevant.

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Direxion Shares ETF Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 54	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Chief Executive Officer of Rafferty Asset Management, LLC, since 2021 – present; Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019 and Direxion Advisors, LLC, November 2017 – January 2019.	139	None.
Angela Brickl(2) Age: 46	Trustee Chief Compliance Officer Secretary	Lifetime of Trust until removal or resignation; Since 2022 One Year; Since 2018 One Year; Since 2011	Chief Operating Officer, Rafferty Asset Management, LLC since May 2021; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	139	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 52	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	139	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill owns a beneficial interest in Rafferty.

(2)  Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 82 of the 128 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 11 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Jacob C. Gaffey Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	139	None.
Henry W. Mulholland Age: 59	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	139	None.
Kathleen M. Berkery Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Chief Financial Officer, Student Sponsor Partners, since November 2021; Senior Manager – Trusts & Estates, Rynkar, Vail & Barrett, LLC, since 2018; Financial Advisor, Lee, Nolan & Koroghlian Life Planning Group, 2010 – 2017.	139	None.
Carlyle Peake Age: 50	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Head of US & LATAM Debt Syndicate, BBVA Securities, Inc., since 2011.	139	None.
Mary Jo Collins Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Managing Director, Imperial Capital LLC, since 2020; Director, Royal Bank of Canada, 2014 – 2020.	139	None.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 82 of the 128 funds registered with the SEC, the Direxion Funds which, as of the date of this SAI, offers for sale to the public 11 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this SAI, does not have any funds registered with the SEC.

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Direxion Shares ETF Trust

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 54	Chief Executive Officer	One Year; Since 2021	Chief Executive Officer, Rafferty Asset Management, LLC, since 2021; Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019 and Direxion Advisors, LLC, November 2017 – January 2019.	93	N/A
Patrick J. Rudnick Age: 48	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010	Senior Vice President, since March 2013, Rafferty Asset Management, LLC; Senior Vice President, since November 2017, Direxion Advisors, LLC.	N/A	N/A
Angela Brickl Age: 46	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011
			General Counsel, Rafferty Asset Management LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A
Corey Noltner Age: 33	Principal Financial Officer	One Year; Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, since October 2015.	N/A	N/A

(1)  Mr. O'Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust, and the Direxion Shares ETF Trust.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 82 of the 128 funds registered with the SEC, the Direxion Funds which, as of the date of this SAI, offers for sale to the public 11 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this SAI, does not have any funds registered with the SEC.

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SEMI–ANNUAL REPORT APRIL 30, 2022

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Advisers

Rafferty Asset Management, LLC
Direxion Advisors, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

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The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

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The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds' Part F of Form N-PORT (and Form N-Q prior to April 30, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

DIREXION SHARES ETF TRUST

SEMI–ANNUAL REPORT APRIL 30, 2022

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

1X BEAR FUNDS

Direxion Daily CSI 300 China A Share Bear 1X Shares

Direxion Daily S&P 500® Bear 1X Shares

2X BULL FUNDS	2X BEAR FUNDS
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily S&P 500® Equal Weight Bull 2X Shares
Direxion Daily MSCI Brazil Bull 2X Shares
Direxion Daily MSCI India Bull 2X Shares
Direxion Daily 5G Communications Bull 2X Shares
Direxion Daily Cloud Computing Bull 2X Shares	Direxion Daily Cloud Computing Bear 2X Shares
Direxion Daily Energy Bull 2X Shares	Direxion Daily Energy Bear 2X Shares
Direxion Daily FinTech Bull 2X Shares
Direxion Daily Global Clean Energy Bull 2X Shares
Direxion Daily Gold Miners Index Bull 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Direxion Daily Metal Miners Bull 2X Shares
Direxion Daily Oil Services Bull 2X Shares
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Direxion Daily Select Large Caps & FANGs Bull 2X Shares
Direxion Daily Software Bull 2X Shares
Direxion Daily TIPS Bull 2X Shares	Direxion Daily TIPS Bear 2X Shares
Direxion Daily Travel & Vacation Bull 2X Shares
Direxion Daily US Infrastructure Bull 2X Shares

You can find a Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from your financial intermediary such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to continue receive paper copies of shareholder reports through the mail or to otherwise change your delivery method, contact your financial intermediary or follow the instructions included with this disclosure. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

Letter to Shareholders	4
Expense Example	13
Allocation of Portfolio Holdings	16
Schedules of Investments	17
Statements of Assets and Liabilities	56
Statements of Operations	64
Statements of Changes in Net Assets	72
Financial Highlights	87
Notes to the Financial Statements	92
Supplemental Information	123
Board Review of Investment Advisory Agreement	124
Trustees and Officers	126

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Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange traded funds (the "ETFs") covers the period from November 1, 2021 to April 30, 2022 (the "Semi-Annual Period").

Market Review:

Although global equities ended 2021 on a high note, the Omicron variant of Covid-19 was beginning to spread, and the CPI index started to creep upward. The equity rally did not last into 2022, as the S&P 500 recorded its worst January since 2008, with value names outperforming growth names. Equity markets continued to decline through February 2022, further magnified by the Russian invasion of Ukraine. The S&P 500 posted its first monthly gain of the year in March 2022, but not all global markets followed suit. At the same time, Chinese markets were crashing, primarily due to renewed countrywide Covid-19 shut-downs. April 2022 was extremely volatile, with equity markets struggling both domestically and internationally.

In November 2021, the treasury yield curve flattened and appetite for bonds was weak. There was a slight shift in December 2021, as investors looked towards the debt markets as a safe haven against mounting inflationary pressures, but risk-off sentiment returned in 2022 as the Federal Reserve took a hawkish stance against the economic environment. The Russian invasion of Ukraine weakened the fixed income segment of the market further, especially in emerging market debt. The end of this period saw the treasury yield curve shift higher, hurting fixed income returns. The general economic sentiment was weak as CPI and inflation rose, geopolitical tensions continued, and the Federal Reserve raised rates.

Direxion Shares Operational Review:

The discussion below relates to the performance of the ETFs for the Semi-Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 200%, -100% or -200% of the performance of a particular benchmark. All ETF returns are NAV (net asset value) returns.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to their benchmarks' performance. The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

The ETFs with the word "Bull" in their name (the "Bull ETFs") attempt to provide investment results that correlate to 200% of the return of a benchmark index, meaning the Bull Funds attempt to move in the same direction as their respective target benchmark index.

The Funds with the word "Bear" in their name (the "Bear ETFs") attempt to provide investment results that correlate to -100% or -200% of the return of a benchmark index, meaning that the Bear Funds attempt to move in the opposite, or inverse, direction of their respective target benchmark index.

In seeking to achieve each ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the benchmark index will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

DIREXION SEMI-ANNUAL REPORT
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Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if an ETF has met its daily investment goals, Rafferty maintains models which indicate the expected performance of each ETF as compared to the underlying relevant index. The models do not take into account the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Direxion Shares Performance:

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

Leverage – Each ETF seeks daily investment results (before fees and expenses) of either 200% (for the Bull ETFs) or -100% or -200% (for the Bear ETFs) of the performance of its respective underlying index. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying indexes.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of SOFR plus or minus a spread and a Bear ETF receives SOFR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. The spread varies by both Fund and counterparty and is a function of market demand, hedging costs, access to balance sheet, borrow volatility, current counterparty exposure and administrative costs associated with the swap counterparty. Generally for most of the Bull ETFs, the financing costs will have a negative effect on tracking, but for Bear ETFs, the financing cost will have a positive effect on tracking. An increase in interest rates which effects the cost of financing will further impact an ETF's performance and ability to track its index.

Optimized Baskets – Each Bull ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time, but deviates from its underlying index in the short-term.

DIREXION SEMI-ANNUAL REPORT
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Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury's semi-annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Direxion Shares Performance Review:

The Direxion Daily CSI 300 China A Share Bear 1X Shares seeks to provide -100% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. For the Semi-Annual Period, the CSI 300 Index returned -21.97%. The Direxion Daily CSI 300 China A Share Bear 1X Shares returned 22.16%, while the model indicated an expected return of 23.86%.

The Direxion Daily S&P 500® Bear 1X Shares seeks to provide -100% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted, market capitalization-weighted index. For the Semi-Annual Period, the S&P 500® Index returned -9.65%. The Direxion Daily S&P 500® Bear 1X Shares 8.40%, while the model indicated an expected return of 8.50%.

The Direxion Daily CSI 300 China A Share Bull 2X Shares seeks to provide 200% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. For the Semi-Annual Period, the CSI 300 Index returned -21.97%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSI 300 China A Share Bull 2X Shares returned -40.47%, while the model indicated an expected return -41.10%.

The Direxion Daily CSI China Internet Index Bull 2X Shares seeks to provide 200% of the daily return of the CSI Overseas China Internet Index. The CSI Overseas China Internet Index is provided by China Securities Index Co., LTD. The index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the internet and internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd. A China-based company is a company that meets at least one of the following criteria: 1) the company is incorporated in mainland China; 2) its headquarters are in mainland China; or 3) at least 50% of the revenue from goods produced or sold, or services performed in mainland China. The index provider then removes securities that during the past year had a daily average trading value of less than $500,000 or a daily average market capitalization of less than $500 million. For the Semi-Annual Period, the CSI Overseas China Internet Index returned -36.30%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSI China Internet Index Bull 2X Shares returned -69.86%, while the model indicated an expected return of -69.64%.

DIREXION SEMI-ANNUAL REPORT
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The Direxion Daily S&P 500® Bull 2X Shares seek to provide 200% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted market capitalization-weighted index. For the Semi-Annual Period, the S&P 500® Index returned -9.65%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bull 2X Shares returned -20.61%, while the model indicated an expected return of -19.99%.

The Direxion Daily S&P 500® Equal Weight Bull 2X Shares seeks to provide 200% of the daily return of the S&P 500 Equal Weight Index. The S&P 500 Equal Weight Index consists of all of the components of the S&P 500® Index. The Index is an equal-weighted version of the S&P 500® Index. Unlike the S&P 500® Index, which employs a float-adjusted market capitalization weighted methodology, the Index assigns each component security the same weight upon rebalance. The Index is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the United States. Since the Fund's inception on January 20, 2022, the S&P 500 Equal Weight Index returned -5.85%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P 500® Equal Weight Bull 2X Shares returned -12.92%, while the model indicated an expected return of -12.40%.

The Direxion Daily MSCI Brazil Bull 2X Shares seeks to provide 200% of the daily return of the MSCI Brazil 25/50 Index. The MSCI Brazil 25/50 Index is designed to measure the performance of the large- and mid-capitalization segments of the Brazilian equity market, covering approximately 85% of the free float-adjusted market capitalization of Brazilian issuers. For the Semi-Annual Period, the MSCI Brazil 25/50 Index returned 20.26%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI Brazil Bull 2X Shares returned 37.73%, while the model indicated an expected return of 38.91%.

The Direxion Daily MSCI India Bull 2X Shares seeks to provide 200% of the daily return of the MSCI India Index. The MSCI India Index is designed to measure the performance of the large- and mid-capitalization segments of the Indian equity market, covering approximately 85% of companies in the Indian equity universe. For the Semi-Annual Period, the MSCI India Index returned -4.84%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI India Bull 2X Shares returned -12.41%, while the model indicated an expected return of -11.48%.

The Direxion Daily 5G Communications Bull 2X Shares seeks to provide 200% of the daily return of the BlueStar® 5G Communications Index. The BlueStar® 5G Communications Index is provided by MV Index Solutions GmbH and is a rules based index that consists of a tiered, modified market capitalization weighted portfolio of U.S. listed equity securities, including depository receipts, of companies whose products and services are economically tied to the market's adoption of 5G networking and communication technologies. For the Semi-Annual Period, the BlueStar® 5G Communications Index returned -10.20%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 5G Communications Bull 2X Shares returned -22.60%, while the model indicated an expected return of -22.03%.

The Direxion Daily Cloud Computing Bull 2X Shares and the Direxion Daily Cloud Computing Bear 2X Shares seek to provide 200% and -200%, respectively, of the daily return of the Indxx USA Cloud Computing Index. The Indxx USA Cloud Computing Index is provided by Indxx, LLC. and includes domestic companies that deliver cloud computing infrastructure, platforms, or services. The companies included in the Index are involved in the delivery of computing services – servers, storage, databases, networking, software, analytics, and more, over the internet, which is often referred to as the "Cloud." The Index Provider has defined cloud computing to include three themes: Infrastructure as a service; Platform as a service; and Software as a service. For the Semi-Annual Period, the Indxx USA Cloud Computing Index returned -40.03%. Given

DIREXION SEMI-ANNUAL REPORT
7

the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Cloud Computing Bull 2X Shares returned -67.18%, while the model indicated an expected return of -66.93%. The Direxion Daily Cloud Computing Bear 2X Shares returned 115.46%, while the model indicated an expected return of 116.97%.

The Direxion Daily Energy Bull 2X Shares and the Direxion Daily Energy Bear 2X Shares seek to provide 200% and -200%, respectively, of the daily return of the Energy Select Sector Index. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services. For the Semi-Annual Period, the Energy Select Sector Index returned 33.96%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Energy Bull 2X Shares returned 70.56%, while the model indicated an expected return of 72.02%. The Direxion Daily Energy Bear 2X Shares returned -51.14%, while the model indicated an expected return of -50.97%.

The Direxion Daily FinTech Bull 2X Shares seeks to provide 200% of the daily return of the Indxx US FinTech and Decentralized Finance Index. The Indxx US FinTech and Decentralized Finance Index includes U.S.-listed securities, including ADRs, of companies that derive a minimum of 50% of their total revenue from offering technology-driven financial services ("FinTech"), including companies that facilitate decentralized finance systems. Indxx, the Index Provider, defines FinTech as being comprised of the following types of companies: Digital Payments, Point-of-Sale, Personal Finance Software and Credit/Debit Card Issuers, Tax Compliance Software and Backend Payment Processing, Decentralized Finance, Financial Enterprise Solutions, and Peer-to-Peer Lending and Crowdfunding. Since the Fund's inception on January 20, 2022, the Indxx US FinTech and Decentralized Finance Index returned -13.65%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily FinTech Bull 2X Shares returned -29.00%, while the model indicated an expected return of -28.51%.

The Direxion Daily Global Clean Energy Bull 2X Shares seeks to provide 200% of the daily return of the S&P Global Clean Energy Index. The S&P Global Clean Energy Index is designed to track the performance of companies from developed markets whose economic fortunes are tied to the global clean energy business. The Index has a target constituent count of 100 and is limited to those stocks traded on a developed market exchange that meet or exceed, at the time of inclusion, $300 million in total market capitalization, $100 million in float adjusted market capitalization, and $3 million average daily value traded over a six month period. The Index is rebalanced semiannually. For the Semi-Annual Period, the S&P Global Clean Energy Index returned -24.19%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Global Clean Energy Bull 2X Shares returned -47.36%, while the model indicated an expected return of -46.14%.

The Direxion Daily Gold Miners Index Bull 2X Shares and the Direxion Daily Gold Miners Index Bear 2X Shares seek to provide 200% and -200%, respectively, of the daily return of the NYSE Arca Gold Miners Index. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in mining for gold and, to a lesser extent, in mining for silver. The index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the index at each rebalance date. The index may include small- and mid-capitalization companies and foreign issuers For the Semi-Annual Period, the NYSE Arca Gold Miners Index returned 12.27%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Gold Miners Index Bull 2X Shares returned 18.52%, while the model indicated an expected return of 19.91%. The Direxion Daily Gold Miners Index Bear 2X Shares returned -32.09%, while the model indicated an expected return of -31.99%.

The Direxion Daily Junior Gold Miners Index Bull 2X Shares and the Direxion Daily Junior Gold Miners Index Bear 2X Shares seek to provide 200% and -200%, respectively, of the daily return of the MVIS Global Junior Gold Miners Index. The MVIS Global Junior Gold Miners Index tracks the performance of foreign and domestic micro-, small- and mid-capitalization

DIREXION SEMI-ANNUAL REPORT
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companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from, or have at least 50% of their assets related to, gold mining and/or silver mining, hold real property or have mining projects that have the potential to produce at least 50% of the company's revenue from gold or silver mining when developed, or primarily invest in gold or silver. For the Semi-Annual Period, the MVIS Global Junior Gold Miners Index returned 1.12%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Junior Gold Miners Index Bull 2X Shares returned -5.38%, while the model indicated an expected return of -4.15%. The Direxion Daily Junior Gold Miners Index Bear 2X Shares returned -19.73%, while the model indicated an expected return of -19.59%.

The Direxion Daily Metal Miners Bull 2X Shares seeks to provide 200% of the daily return of the S&P Metals & Mining Select Industry Index. The S&P Metals & Mining Select Industry Index is a modified equal-weighted index that is designed to measure the performance of the equity securities of companies in the S&P Total Market Index that are classified by the Global Industry Classification Standard (GICS) as being in the metals and mining industry. The metals and mining industry includes companies in the following sub-industries: aluminum; coal & consumable fuels; copper; diversified metals & mining; gold; precious metals & minerals; silver; and steel. The Index does not include metal commodities. Since the Fund's inception on December 16, 2021, the S&P Metals & Mining Select Industry Index returned 35.83%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Metal Miners Bull 2X Shares returned 74.04%, while the model indicated an expected return of 75.56%.

The Direxion Daily Oil Services Bull 2X Shares seeks to provide 200% of the daily return of the MVIS US Listed Oil Services 25 Index. The MVIS US Listed Oil Services 25 Index includes companies that have common stocks or depositary receipts listed on a U.S. stock exchange and that provide services to the oil industry. To be eligible for initial inclusion in the Index, companies must generate at least 50% of their revenues from providing services to upstream oil companies, such as those engaged primarily in providing oil equipment, oil services or oil drilling. Of the largest 50 such stocks by full market capitalization, the top 25 by free-float market capitalization and three-month average daily trading volume are included in the Index. Since the Fund's inception on January 20, 2022, the MVIS US Listed Oil Services 25 Index returned 19.24%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Oil Services Bull 2X Shares returned 34.13%, while the model indicated an expected return of 34.81%.

The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares sought to provide 200% of the daily return of the Indxx Global Robotics & Artificial Intelligence Thematic Index. The Indxx Global Robotics & Artificial Intelligence Thematic Index is designed to provide exposure to exchange-listed companies in developed markets that are expected to benefit from the adoption and utilization of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments, as defined by the index provider, Indxx. Companies must have a minimum market capitalization of $100 million and a minimum average daily turnover for the last 6 months greater than, or equal to, $2 million in order to be eligible for inclusion in the Index. For the Semi-Annual Period, the Indxx Global Robotics & Artificial Intelligence Thematic Index returned -36.70%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares returned -62.64%, while the model indicated an expected return of -62.18%.

The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares and the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares seek to provide 200% and -200%, respectively, of the daily return of the S&P Oil & Gas Exploration & Production Select Industry Index. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor's and includes domestic companies from the oil and gas exploration and production sub-industry. The index is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards. For the Semi-Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned 25.32%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P Oil & Gas

DIREXION SEMI-ANNUAL REPORT
9

Exp. & Prod. Bull 2X Shares returned 43.86%, while the model indicated an expected return of 45.16%. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares returned -50.10%, while the model indicated an expected return of -49.81%.

The Direxion Daily Select Large Caps & FANGs Bull 2X Shares seeks to provide 200% of the daily return of the ICE FANG 20 Index. The ICE FANG 20 Index is an equal weighted index designed to include Facebook, Apple, Amazon, Netflix and (Alphabet's) Google (i.e., the FANGs) and similar highly-traded growth stocks of technology and tech-enabled companies, such as Microsoft, from the information technology, communication services and consumer discretionary sectors. The Index consists of 20 stocks or depository receipts that are listed on a U.S. Exchange that have a minimum of a $5 billion market capitalization and a 6-month average daily trading value of at least $50 million. The Index selects companies whose economic fortunes are tied to technologies such as social networking, autonomous driving, electric vehicles, smartphones, mobile payments, e-commerce, online games, streaming media, online entertainment, cryptocurrencies, blockchain, big data, artificial intelligence, machine learning, digital advertising, cloud services and other innovative technologies. The Index is reconstituted and rebalanced quarterly. For the Semi-Annual Period, the ICE FANG 20 Index returned -45.19%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Select Large Caps & FANGs Bull 2X Shares returned -73.75%, while the model indicated an expected return of -73.49%.

The Direxion Daily Software Bull 2X Shares seeks to provide 200% of the daily return of the S&P North American Expanded Technology Software Index. The S&P North American Expanded Technology Software Index measures the performance of the constituents of the S&P North American Technology Software Index (the "Underlying Index") as well as certain eligible supplemental stocks. The Underlying Index measures the performance of U.S. and Canadian stocks that are classified in the application software, systems software and home entertainment software sub-industries of the Global Industry Classification Standard (GICS) information technology sector. At its quarterly rebalances, the Index is weighted by float-adjusted market capitalization, subject to the following diversification requirements: (1) the weight of a single component cannot exceed 8.5%, and (2) the aggregate weight of the Index components with a weight greater than 4.5% cannot exceed 45%. Since the Fund's inception on December 16, 2021, the S&P North American Expanded Technology Software Index returned -25.28%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Software Bull 2X Shares returned -47.40%, while the model indicated an expected return of -47.10%.

The Direxion Daily TIPS Bull 2X Shares and the Direxion Daily TIPS Bear 2X Shares seek to provide 200% and -200%, respectively, of the daily return of the Solactive TIPS ETF Index. The Solactive TIPS ETF Index provides exposure to the iShares TIPS Bond ETF, which seeks to track the investment results of an index composed of inflation-protected U.S Treasury bonds, commonly known as "TIPS." TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. Since the Funds' inception on April 7, 2022, the Solactive TIPS ETF Index returned -0.41%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily TIPS Bull 2X Shares returned -0.96%, while the model indicated an expected return of -0.84%. The Direxion Daily TIPS Bear 2X Shares returned 0.72%, while the model indicated an expected return of 0.76%.

The Direxion Daily Travel & Vacation Bull 2X Shares seeks to provide 200% of the daily return of the BlueStar® Travel and Vacation Index. The BlueStar® Travel and Vacation Index is provided by MV Index Solutions GmbH and is comprised of US listed stocks, including depository receipts, of companies that are "Travel and Vacation" companies, as defined by the Index Provider. To be eligible for inclusion in the Index, a company must either (a) derive 25% or more of its revenue from, or devote 25% or more of its annual budget to, operating theme parks and/or hotels or (b) derive 50% or more of its revenue from, or devote 50% or more of its annual budget to the following activities: 1. Hotel accommodations; 2. Commercial airlines; 3. Casino resorts; 4. Hotel time shares; 5. Ski resorts; 6. Cruises; 7. Hotel real estate investment trusts; 8. Performing arts centers; 9. Online travel and event booking; 10. Specialty travel and experiences (such as outer space passenger travel), and 11. Operation of theme parks. For the Semi-Annual Period, the BlueStar® Travel and Vacation Index returned -8.37%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Travel & Vacation Bull 2X Shares returned -22.71%, while the model indicated an expected return of -22.01%.

DIREXION SEMI-ANNUAL REPORT
10

The Direxion Daily US Infrastructure Bull 2X Shares seeks to provide 200% of the daily return of the Indxx US Infrastructure Index. The Indxx US Infrastructure Index is designed to track the performance of U.S. listed securities, including ADRs, of companies which are involved in infrastructure through engineering, design, maintenance, and construction of infrastructure projects. The Index Provider defines infrastructure as being comprised of Construction & Engineering Services and Industrial Transportation companies. Companies that derive a minimum of 50% of their total revenue from Construction & Engineering Services or Industrial Transportation are eligible for inclusion. The Index Provider screens companies based on various market capitalization and liquidity metrics and selects the top 100 securities by market capitalization. In case there are fewer than 100 securities in the selection list, all the securities will form the portfolio. The Index constituents are equally weighted and the Index is reconstituted and rebalanced annually. For the Semi-Annual Period, the Indxx US Infrastructure Index returned -3.33%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily US Infrastructure Bull 2X Shares returned -8.81%, while the model indicated an expected return of -8.26%.

As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Patrick Rudnick	Corey Nolter
Principal Executive Officer	Principal Financial Officer

DIREXION SEMI-ANNUAL REPORT
11

An investor should carefully consider a Fund's investment objective, risks, charges, and expenses before investing. A Fund's prospectus and summary prospectus contain this and other information about the Direxion Shares. To obtain a Fund's prospectus and summary prospectus call 866-476-7523 or visit our website at direxion.com. A Fund's prospectus and summary prospectus should be read carefully before investing.

Investing in a Direxion Shares ETF may be more volatile than investing in broadly diversified funds. The use of leverage by an ETF increases the risk to the ETF. The Direxion Shares ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged, or daily inverse leveraged, investment results and intend to actively monitor and manage their investment. The Direxion Shares ETFs are not designed to track their respective underlying indices over a period of time longer than one day.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. For the most recent month-end performance please visit the Funds website at direxion.com.

Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes. For additional information, see the Fund's prospectus.

Shares of the Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Market Price returns are based upon the midpoint of the bid/ask spread at 4:00 pm EST (when NAV is normally calculated) and do not represent the returns you would receive if you traded shares at other times. Brokerage commissions will reduce returns. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Some performance results reflect expense reimbursements or recoupments and fee waivers in effect during certain periods shown. Absent these reimbursements or recoupments and fee waivers, results would have been less favorable.

LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

Direxion Shares Risks – An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs' investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETF does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Adviser as of April 30, 2022 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT
12

Expense Example (Unaudited)

April 30, 2022

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period November 1, 2021 to April 30, 2022" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (Unaudited)

April 30, 2022

	Annualized Expense Ratio	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022*
Direxion Daily CSI 300 China A Share Bear 1X Shares
Based on actual fund return	0.73%	$1,000.00	$1,221.60	$4.02
Based on hypothetical 5% return	0.73%	1,000.00	1,021.17	3.66
Direxion Daily S&P 500® Bear 1X Shares
Based on actual fund return	0.45%	1,000.00	1,084.00	2.33
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion Daily CSI 300 China A Share Bull 2X Shares
Based on actual fund return	0.89%	1,000.00	595.30	3.52
Based on hypothetical 5% return	0.89%	1,000.00	1,020.38	4.46

DIREXION SEMI-ANNUAL REPORT
13

Expense Example (Unaudited)

April 30, 2022

	Annualized Expense Ratio	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022*
Direxion Daily CSI China Internet Index Bull 2X Shares
Based on actual fund return	0.87%	$1,000.00	$301.40	$2.81
Based on hypothetical 5% return	0.87%	1,000.00	1,020.48	4.36
Direxion Daily S&P 500® Bull 2X Shares
Based on actual fund return	0.60%	1,000.00	793.90	2.67
Based on hypothetical 5% return	0.60%	1,000.00	1,021.82	3.01
Direxion Daily S&P 500 Equal Weight Bull 2X Shares[2]
Based on actual fund return	0.95%	1,000.00	870.80	2.46
Based on hypothetical 5% return	0.95%	1,000.00	1,011.21	2.64
Direxion Daily MSCI Brazil Bull 2X Shares
Based on actual fund return	0.93%	1,000.00	1,377.30	5.48
Based on hypothetical 5% return	0.93%	1,000.00	1,020.18	4.66
Direxion Daily MSCI India Bull 2X Shares
Based on actual fund return	0.91%	1,000.00	875.90	4.23
Based on hypothetical 5% return	0.91%	1,000.00	1,020.28	4.56
Direxion Daily 5G Communications Bull 2X Shares
Based on actual fund return	0.95%	1,000.00	774.00	4.18
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Cloud Computing Bull 2X Shares
Based on actual fund return	0.95%	1,000.00	328.20	3.13
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Cloud Computing Bear 2X Shares
Based on actual fund return	0.97%	1,000.00	2,154.60	7.59
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Energy Bull 2X Shares
Based on actual fund return	0.94%	1,000.00	1,705.60	6.31
Based on hypothetical 5% return	0.94%	1,000.00	1,020.13	4.71
Direxion Daily Energy Bear 2X Shares
Based on actual fund return	0.95%	1,000.00	488.60	3.51
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Fintech Bull 2X Shares[2]
Based on actual fund return	0.95%	1,000.00	710.00	2.25
Based on hypothetical 5% return	0.95%	1,000.00	1,011.21	2.64
Direxion Daily Global Clean Energy Bull 2X Shares ETF
Based on actual fund return	0.96%	1,000.00	526.40	3.63
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Gold Miners Index Bull 2X Shares
Based on actual fund return	0.88%	1,000.00	1,185.20	4.77
Based on hypothetical 5% return	0.88%	1,000.00	1,020.43	4.41
Direxion Daily Gold Miners Index Bear 2X Shares
Based on actual fund return	0.95%	1,000.00	679.10	3.96
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Based on actual fund return	0.85%	1,000.00	946.20	4.10
Based on hypothetical 5% return	0.85%	1,000.00	1,020.58	4.26

DIREXION SEMI-ANNUAL REPORT
14

Expense Example (Unaudited)

April 30, 2022

	Annualized Expense Ratio	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022*
Direxion Daily Junior Gold Miners Index Bear 2X Shares
Based on actual fund return	0.92%	$1,000.00	$802.70	$4.11
Based on hypothetical 5% return	0.92%	1,000.00	1,020.23	4.61
Direxion Daily Metal Miners Bull 2X Shares[1]
Based on actual fund return	0.95%	1,000.00	1,740.40	4.85
Based on hypothetical 5% return	0.95%	1,000.00	1,015.09	3.57
Direxion Daily Oil Services Bull 2X Shares[2]
Based on actual fund return	0.95%	1,000.00	1,341.30	3.08
Based on hypothetical 5% return	0.95%	1,000.00	1,011.21	2.64
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Based on actual fund return	0.95%	1,000.00	373.60	3.24
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Based on actual fund return	0.95%	1,000.00	1,438.60	5.74
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Based on actual fund return	0.95%	1,000.00	499.00	3.53
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Select Large Caps & FANGs Bull 2X Shares
Based on actual fund return	0.95%	1,000.00	262.50	2.97
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Software Bull 2X Shares[1]
Based on actual fund return	0.95%	1,000.00	526.00	2.70
Based on hypothetical 5% return	0.95%	1,000.00	1,015.09	3.57
Direxion Daily TIPS Bull 2X Shares[3]
Based on actual fund return	0.95%	1,000.00	990.40	0.62
Based on hypothetical 5% return	0.95%	1,000.00	1,002.66	0.63
Direxion Daily TIPS Bear 2X Shares[3]
Based on actual fund return	0.95%	1,000.00	1,007.20	0.63
Based on hypothetical 5% return	0.95%	1,000.00	1,002.66	0.63
Direxion Daily Travel & Vacation Bull 2X Shares
Based on actual fund return	0.95%	1,000.00	772.90	4.18
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily US Infrastructure Bull 2X Shares
Based on actual fund return	0.95%	1,000.00	911.90	4.50
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of November 1, 2021 to April 30, 2022), then divided by 365.

1  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from December 16, 2021 (commencement of operations) to April 30, 2022, multiplied by 136 days (the number of days since commencement of operations to April 30, 2022), then divided by 365.

2  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from January 20, 2022 (commencement of operations) to April 30, 2022, multiplied by 101 days (the number of days since commencement of operations to April 30, 2022), then divided by 365.

3  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from April 7, 2022 (commencement of operations) to April 30, 2022, multiplied by 24 days (the number of days since commencement of operations to April 30, 2022), then divided by 365.

DIREXION SEMI-ANNUAL REPORT
15

Allocation of Portfolio Holdings (Unaudited)

April 30, 2022

	Cash*	Common Stocks	Investment Companies	Swaps	Total
Direxion Daily CSI 300 China A Share Bear 1X Shares	96%	—	—	4%	100%
Direxion Daily S&P 500® Bear 1X Shares	98%	—	—	2%	100%
Direxion Daily CSI 300 China A Share Bull 2X Shares	126%	—	2%	(28)%	100%
Direxion Daily CSI China Internet Index Bull 2X Shares	66%	—	48%	(14)%	100%
Direxion Daily S&P 500® Bull 2X Shares	8%	—	100%	(8)%	100%
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	36%	—	71%	(7)%	100%
Direxion Daily MSCI Brazil Bull 2X Shares	71%	—	23%	6%	100%
Direxion Daily MSCI India Bull 2X Shares	68%	—	35%	(3)%	100%
Direxion Daily 5G Communications Bull 2X Shares	30%	81%	—	(11)%	100%
Direxion Daily Cloud Computing Bull 2X Shares	29%	97%	—	(26)%	100%
Direxion Daily Cloud Computing Bear 2X Shares	80%	—	—	20%	100%
Direxion Daily Energy Bull 2X Shares	(4)%	90%	—	14%	100%
Direxion Daily Energy Bear 2X Shares	107%	—	—	(7)%	100%
Direxion Daily FinTech Bull 2X Shares	30%	85%	—	(15)%	100%
Direxion Daily Global Clean Energy Bull 2X Shares	20%	—	86%	(6)%	100%
Direxion Daily Gold Miners Index Bull 2X Shares	31%	—	55%	14%	100%
Direxion Daily Gold Miners Index Bear 2X Shares	105%	—	—	(5)%	100%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	76%	—	44%	(20)%	100%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	80%	—	—	20%	100%
Direxion Daily Metal Miners Bull 2X Shares	29%	85%	—	(14)%	100%
Direxion Daily Oil Services Bull 2X Shares	20%	81%	—	(1)%	100%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	75%	—	63%	(38)%	100%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	26%	51%	—	23%	100%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	101%	—	—	(1)%	100%
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	18%	86%	—	(4)%	100%
Direxion Daily Software Bull 2X Shares	28%	87%	—	(15)%	100%
Direxion Daily TIPS Bull 2X Shares	33%	—	67%	0%**	100%
Direxion Daily TIPS Bear 2X Shares	99%	—	—	1%	100%
Direxion Daily Travel & Vacation Bull 2X Shares	23%	79%	—	(2)%	100%
Direxion Daily US Infrastructure Bull 2X Shares	38%	66%	—	(4)%	100%

*  Cash, cash equivalents and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT
16

Direxion Daily CSI 300 China A Share Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.8%
Money Market Funds - 101.8%
155,261,681	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$155,261,681
8,126,700	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	8,126,700
	TOTAL SHORT TERM INVESTMENTS (Cost $163,388,381) (b)	$163,388,381
	TOTAL INVESTMENTS (Cost $163,388,381) - 101.8%	$163,388,381
	Liabilities in Excess of Other Assets - (1.8)%	(2,843,237)
	TOTAL NET ASSETS - 100.0%	$160,545,144

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,085,513.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(2.9200)% representing 1 month SOFR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Citibank N.A.	12/13/2022	1,009,416	$29,234,005	$(1,039,275)
(1.3300)% representing 1 month SOFR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	UBS Securities LLC	12/13/2022	4,222,796	133,058,748	6,280,017
(2.7200)% representing 1 month SOFR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	J.P. Morgan	12/13/2022	122,882	4,189,566	457,593
					$166,482,319	$5,698,335

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
17

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 92.5%
Money Market Funds - 92.5%
311,177,650	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$311,177,650
18,474,520	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	18,474,520
	TOTAL SHORT TERM INVESTMENTS (Cost $329,652,170) (b)	$329,652,170
	TOTAL INVESTMENTS (Cost $329,652,170) - 92.5%	$329,652,170
	Other Assets in Excess of Liabilities - 7.5%	26,661,321
	TOTAL NET ASSETS - 100.0%	$356,313,491

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $57,443,533.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.5800% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/7/2022	18,140	$83,292,894	$8,043,212
0.6500% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/14/2022	68,096	281,367,905	312,123
					$364,660,799	$8,355,335

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
18

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 1.9%
37,927	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$1,137,051
	TOTAL INVESTMENT COMPANIES (Cost $1,115,341)	$1,137,051
SHORT TERM INVESTMENTS - 126.3%
Money Market Funds - 126.3%
51,704,191	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$51,704,191
23,729,638	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	23,729,638
	TOTAL SHORT TERM INVESTMENTS (Cost $75,433,829)	$75,433,829
	TOTAL INVESTMENTS (Cost $76,549,170) - 128.2% (c)	$76,570,880
	Liabilities in Excess of Other Assets - (28.2)%	(16,828,742)
	TOTAL NET ASSETS - 100.0%	$59,742,138

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,147,751.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.7200)% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	1,737,491	$61,921,545	$(9,063,896)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.7200)% representing 1 month SOFR rate + spread	J.P. Morgan	12/13/2022	122,882	4,796,538	(1,032,072)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.0300)% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,087,191	69,340,406	(6,682,710)
					$136,058,489	$(16,778,678)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
19

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 47.9%
5,738,917	KraneShares CSI China Internet ETF (a)	$162,239,184
	TOTAL INVESTMENT COMPANIES (Cost $164,925,040)	$162,239,184
SHORT TERM INVESTMENTS - 70.2%
Money Market Funds - 70.2%
163,232,755	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$163,232,755
19,440,103	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.32% (b)	19,440,103
55,478,400	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	55,478,400
	TOTAL SHORT TERM INVESTMENTS (Cost $238,151,258)	$238,151,258
	TOTAL INVESTMENTS (Cost $403,076,298) - 118.1% (c)	$400,390,442
	Liabilities in Excess of Other Assets - (18.1)%	(61,382,528)
	TOTAL NET ASSETS - 100.0%	$339,007,914

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $186,945,820.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	0.6700% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	3,979,856	$123,335,737	$(10,925,898)
Total return of KraneShares CSI China Internet ETF	0.9300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	3,027,892	101,322,291	(15,902,840)
Total return of KraneShares CSI China Internet ETF	1.0200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	5,665,757	184,698,560	(24,849,327)
Total return of KraneShares CSI China Internet ETF	0.8300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	2/23/2023	2,591,333	66,452,369	6,765,003
Total return of KraneShares CSI China Internet ETF	0.8300% representing 1 month SOFR rate + spread	Goldman Sachs	4/25/2023	2,980,318	85,996,046	(1,779,629)
					$561,805,003	$(46,692,691)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
20

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 99.8%
121,514	iShares Core S&P 500 ETF (a)	$50,253,330
	TOTAL INVESTMENT COMPANIES (Cost $43,993,195)	$50,253,330
SHORT TERM INVESTMENTS - 9.2%
Money Market Funds - 9.2%
2,984,535	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$2,984,535
1,657,733	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	1,657,733
	TOTAL SHORT TERM INVESTMENTS (Cost $4,642,268)	$4,642,268
	TOTAL INVESTMENTS (Cost $48,635,463) - 109.0% (c)	$54,895,598
	Liabilities in Excess of Other Assets - (9.0)%	(4,551,946)
	TOTAL NET ASSETS - 100.0%	$50,343,652

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,646,023.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® Index	0.7800% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	4,588	$21,166,781	$(2,154,719)
Total return of S&P 500® Index	0.5300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	200	942,404	(112,749)
Total return of S&P 500® Index	0.9200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	7,418	32,485,171	(1,865,724)
					$54,594,356	$(4,133,192)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
21

Direxion Daily S&P 500 Equal Weight Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 70.8%
20,900	Invesco S&P 500® Equal Weight ETF (a)	$3,081,705
	TOTAL INVESTMENT COMPANIES (Cost $3,289,012)	$3,081,705
SHORT TERM INVESTMENTS - 36.8%
Money Market Funds - 36.8%
1,604,273	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$1,604,273
	TOTAL SHORT TERM INVESTMENTS (Cost $1,604,273)	$1,604,273
	TOTAL INVESTMENTS (Cost $4,893,285) - 107.6% (c)	$4,685,978
	Liabilities in Excess of Other Assets - (7.6)%	(331,821)
	TOTAL NET ASSETS - 100.0%	$4,354,157

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,250,997.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® Equal Weight Index	0.8300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	861	$5,444,002	$(280,680)
Total return of S&P 500® Equal Weight Index	0.8300% representing 1 month SOFR rate + spread	Barclays	4/3/2023	79	507,422	(34,693)
					$5,951,424	$(315,373)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
22

Direxion Daily MSCI Brazil Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 22.5%
906,297	iShares MSCI Brazil Capped ETF (a)	$29,699,353
	TOTAL INVESTMENT COMPANIES (Cost $33,471,890)	$29,699,353
SHORT TERM INVESTMENTS - 86.7%
Money Market Funds - 86.7%
101,017,637	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$101,017,637
6,911,423	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	6,911,423
6,501,615	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	6,501,615
	TOTAL SHORT TERM INVESTMENTS (Cost $114,430,675)	$114,430,675
	TOTAL INVESTMENTS (Cost $147,902,565) - 109.2% (c)	$144,130,028
	Liabilities in Excess of Other Assets - (9.2)%	(12,092,792)
	TOTAL NET ASSETS - 100.0%	$132,037,236

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $62,493,717.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Brazil Capped ETF	1.0300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	1,945,606	$62,356,672	$1,270,614
Total return of iShares MSCI Brazil Capped ETF	0.8700% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	2,173,926	61,218,837	10,180,498
Total return of iShares MSCI Brazil Capped ETF	0.4200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,397,533	79,221,916	(700,675)
Total return of iShares MSCI Brazil Capped ETF	(0.2200)% representing 1 month SOFR rate + spread	J.P. Morgan	5/4/2023	635,115	23,548,325	(2,733,309)
					$226,345,750	$8,017,128
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
23

Direxion Daily MSCI India Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 35.0%
550,782	iShares MSCI India ETF (a)	$24,036,126
	TOTAL INVESTMENT COMPANIES (Cost $27,324,885)	$24,036,126
SHORT TERM INVESTMENTS - 69.0%
Money Market Funds - 69.0%
33,874,460	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$33,874,460
1,350,077	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	1,350,077
12,192,643	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	12,192,643
	TOTAL SHORT TERM INVESTMENTS (Cost $47,417,180)	$47,417,180
	TOTAL INVESTMENTS (Cost $74,742,065) - 104.0% (c)	$71,453,306
	Liabilities in Excess of Other Assets - (4.0)%	(2,707,990)
	TOTAL NET ASSETS - 100.0%	$68,745,316

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,579,576.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI India ETF	0.7800% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	1,208,653	$53,700,453	$(1,005,240)
Total return of iShares MSCI India ETF	1.0800 representing 1 month SOFR rate + spread	Barclays	12/7/2022	148,459	6,982,772	(268,497)
Total return of iShares MSCI India ETF	0.8200% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	750,000	33,322,500	(625,406)
Total return of iShares MSCI India ETF	0.9300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	140,056	6,795,517	(296,140)
Total return of iShares MSCI India ETF	1.0700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	352,636	15,229,362	136,866
					$116,030,604	$(2,058,417)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
24

Direxion Daily 5G Communications Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 80.9%
Broadcasting (except Internet) - 2.1%
1,258	Altice USA, Inc. (a)	$11,674
112	Charter Communications, Inc. (a)	47,991
431	Rogers Communications, Inc. ADR (Canada)	23,472
		83,137
Computer and Electronic Product Manufacturing - 36.6%
954	ADTRAN, Inc.	16,590
2,347	Advanced Micro Devices, Inc. (a)	200,715
1,327	Airgain, Inc. (a)	11,240
1,071	Analog Devices, Inc.	165,341
229	Apple, Inc.	36,102
318	Arista Networks, Inc. (a)	36,751
68	Broadcom, Inc.	37,699
364	Calix, Inc. (a)	14,527
3,868	Casa Systems, Inc. (a)	18,953
7,128	Ceragon Networks Ltd. ADR (Israel) (a)	13,614
700	Cisco Systems, Inc.	34,286
301	Clearfield, Inc. (a)	17,527
790	Comtech Telecommunications Corp.	10,744
552	CTS Corp.	19,524
678	Dell Technologies, Inc.	31,873
1,421	DZS, Inc. (a)	17,180
2,892	EMCORE Corp. (a)	9,977
2,368	INFINERA Corp. (a)	18,210
771	Intel Corp.	33,608
321	InterDigital, Inc.	18,249
592	Keysight Technologies, Inc. (a)	83,040
405	Lattice Semiconductor Corp. (a)	19,456
214	Lumentum Holdings, Inc. (a)	17,379
256	MACOM Technology Solutions Holdings, Inc. (a)	13,043
1,569	Marvell Technology, Inc.	91,128
269	MaxLinear, Inc. (a)	12,877
1,298	NeoPhotonics Corp. (a)	19,652
125	NVIDIA Corp.	23,184
607	NXP Semiconductors N.V. ADR (Netherlands)	103,736
248	Qorvo, Inc. (a)	28,217
1,094	Qualcomm, Inc.	152,821
647	Radware Ltd. ADR (Israel) (a)	18,705
1,227	Sierra Wireless, Inc. ADR (Canada) (a)	19,276
415	Silicom Ltd. ADR (Israel) (a)	14,600
373	Skyworks Solutions, Inc.	42,261
1,238	Viavi Solutions, Inc. (a)	17,753
		1,439,838
Data Processing, Hosting and Related Services - 0.6%
364	CSG Systems International, Inc.	22,375
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
116	IPG Photonics Corp. (a)	10,960
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.4%
459	CEVA, Inc. (a)	16,680
Machinery Manufacturing - 0.5%
298	II-VI, Inc. (a)	18,241
Shares		Fair Value
Management of Companies and Enterprises - 0.8%
6,764	Telefonica S A ADR (Spain) (b)	$32,332
Miscellaneous Store Retailers - 2.8%
2,371	Verizon Communications, Inc.	109,777
Nonmetallic Mineral Product Manufacturing - 0.6%
697	Corning, Inc.	24,528
Nonstore Retailers - 0.7%
11	Amazon.com, Inc. (a)	27,342
Professional, Scientific, and Technical Services - 8.2%
1,320	A10 Networks, Inc.	18,849
1,646	Allot Ltd. ADR (Israel) (a)	9,366
700	Amdocs Ltd. ADR (Guernsey)	55,783
845	Ciena Corp. (a)	46,619
1,448	Extreme Networks, Inc. (a)	13,901
298	F5 Networks, Inc. (a)	49,888
3,141	Inseego Corp. (a)	8,952
953	Juniper Networks, Inc.	30,038
635	NetScout Systems, Inc. (a)	19,558
3,514	Ribbon Communications, Inc. (a)	12,123
71	Ubiquiti, Inc.	20,040
348	VMware, Inc.	37,598
		322,715
Publishing Industries (except Internet) - 5.2%
970	Akamai Technologies, Inc. (a)	108,912
2,819	Akoustis Technologies, Inc. (a)	12,516
2,562	Hewlett Packard Enterprise Co.	39,480
6,789	Limelight Networks, Inc. (a)	24,237
591	National Instruments Corp.	21,359
		206,504
Real Estate - 5.5%
434	American Tower Corp.	104,603
352	Crown Castle International Corp.	65,194
197	Digital Realty Trust, Inc.	28,785
1,484	Uniti Group, Inc.	18,387
		216,969
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.6%
1,800	CommScope Holding Co., Inc. (a)	10,854
368	GDS Holdings Ltd. ADR (China) (a)	11,563
		22,417
Telecommunications - 16.0%
5,168	AT&T, Inc.	97,468
1,002	BCE, Inc. ADR (Canada)	53,276
763	Cambium Networks Corp. ADR (a)	11,651
80	Equinix, Inc.	57,526
8,656	Ericsson ADR (Sweden)	68,902
1,489	IHS Holding Ltd. ADR (a)(b)	15,635
1,525	KT Corp. ADR (South Korea) (a)	21,243
1,651	Lumen Technologies, Inc.	16,609
15,030	Nokia Corp. ADR (Finland)	75,751
2,266	Orange ADR (France)	26,626
99	SBA Communications Corp.	34,364
448	SK Telecom Co., Ltd. ADR (South Korea)	11,209
794	T-Mobile US, Inc. (a)	97,773

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
25

Direxion Daily 5G Communications Bull 2X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
Telecommunications (continued)
2,915	Vodafone Group PLC ADR (United Kingdom)	$44,279
		632,312
	TOTAL COMMON STOCKS (Cost $3,626,303)	$3,186,127
SHORT TERM INVESTMENTS - 33.4%
Money Market Funds - 33.4%
987,567	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$987,567
327,136	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (c)	327,136
	TOTAL SHORT TERM INVESTMENTS (Cost $1,314,703)	$1,314,703
	TOTAL INVESTMENTS (Cost $4,941,006) - 114.3% (e)	$4,500,830
	Liabilities in Excess of Other Assets - (14.3)%	(562,437)
	TOTAL NET ASSETS - 100.0%	$3,938,393

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,317,602.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of BlueStar® 5G Communications Index	0.8300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	23,248	$4,546,295	$(393,266)
Total return of BlueStar® 5G Communications Index	0.8700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	3,027	587,629	(43,912)
					$5,133,924	$(437,178)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
26

Direxion Daily Cloud Computing Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 97.3%
Administrative and Support Services - 1.0%
794	Alarm.com, Inc. (a)	$48,498
998	nCino, Inc. (a)	37,415
		85,913
Computer and Electronic Product Manufacturing - 0.2%
672	Radware Ltd. ADR (Israel) (a)	19,427
Data Processing, Hosting and Related Services - 2.7%
1,131	Five9, Inc. (a)	124,523
1,375	RingCentral, Inc. (a)	116,669
		241,192
Heavy and Civil Engineering Construction - 0.7%
898	BlackLine, Inc. (a)	60,211
Professional, Scientific, and Technical Services - 28.3%
1,226	2U, Inc. (a)	12,235
2,218	Anaplan, Inc. (a)	144,148
744	DigitalOcean Holdings, Inc. (a)	29,336
1,122	Freshworks, Inc. (a)	20,387
1,118	LivePerson, Inc. (a)	25,289
1,035	Mimecast Ltd. ADR (United Kingdom) (a)	82,469
540	Model N, Inc. (a)	13,954
3,623	Nutanix, Inc. (a)	90,684
663	Paylocity Holding Corp. (a)	125,725
670	PROS Holdings, Inc. (a)	18,713
4,509	SAP SE ADR (Germany)	454,507
863	ServiceNow, Inc. (a)	412,600
2,203	Snowflake, Inc. (a)	377,682
1,081	Unisys Corp. (a)	15,361
2,410	VIMEO, Inc. (a)	24,558
3,435	VMware, Inc.	371,117
1,361	Zscaler, Inc. (a)	275,929
		2,494,694
Publishing Industries (except Internet) - 60.0%
1,887	ACI Worldwide, Inc. (a)	52,119
1,160	Adobe Systems, Inc. (a)	459,302
2,621	Akamai Technologies, Inc. (a)	294,286
298	AppFolio, Inc. (a)	30,950
2,353	Autodesk, Inc. (a)	445,376
1,591	Bill.com Holdings, Inc. (a)	271,600
719	Blackbaud, Inc. (a)	41,709
2,303	Box, Inc. (a)	70,518
1,301	C3.ai, Inc. (a)	22,104
603	Clearwater Analytics Holdings, Inc. Class A (a)	10,577
1,239	Coupa Software, Inc. (a)	106,926
2,245	CrowdStrike Holdings, Inc. (a)	446,216
3,229	DocuSign, Inc. (a)	261,549
4,539	Dropbox, Inc. (a)	98,723
559	Enfusion, Inc. (a)	7,139
646	Everbridge, Inc. (a)	27,843
1,790	Informatica, Inc. (a)(b)	34,833
155	MicroStrategy, Inc. Class A (a)(b)	54,896
6,098	Oracle Corp.	447,593
846	Paycom Software, Inc. (a)	238,124
783	Paycor HCM, Inc. (a)	19,285
580	Qualys, Inc. (a)	79,042
Shares		Fair Value
Publishing Industries (except Internet) (continued)
2,344	Salesforce.com, Inc. (a)	$412,403
594	SPS Commerce, Inc. (a)	71,060
5,550	Tuya, Inc. (a)	13,764
2,810	Twilio, Inc. (a)	314,214
441	Upland Software, Inc. (a)	6,580
2,298	Veeva Systems, Inc. (a)	418,121
881	VTEX (a)	4,661
2,079	Workday, Inc. (a)	429,729
721	Workiva, Inc. (a)	69,584
1,959	Zuora, Inc. (a)	23,841
		5,284,667
Telecommunications - 4.4%
1,908	8x8 Inc. (a)	17,496
376	Bandwidth Inc. (a)	8,317
3,668	Zoom Video Communications, Inc. (a)	365,223
		391,036
	TOTAL COMMON STOCKS (Cost $11,496,170)	$8,577,140
SHORT TERM INVESTMENTS - 30.9%
Money Market Funds - 30.9%
595,102	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$595,102
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (c)	1
2,127,303	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	2,127,303
	TOTAL SHORT TERM INVESTMENTS (Cost $2,722,406)	$2,722,406
	TOTAL INVESTMENTS (Cost $14,218,576) - 128.2% (e)	$11,299,546
	Liabilities in Excess of Other Assets - (28.2)%	(2,486,408)
	TOTAL NET ASSETS - 100.0%	$8,813,138

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,081,703.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
27

Direxion Daily Cloud Computing Bull 2X Shares

Long Total Return Swap Contracts, continued (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Indxx USA Cloud Computing Index	0.6800% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	3,743	$4,395,255	$(1,322,552)
Total return of Indxx USA Cloud Computing Index	0.4300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	7,255	6,933,022	(964,446)
					$11,328,277	$(2,286,998)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
28

Direxion Daily Cloud Computing Bear 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 107.8%
Money Market Funds - 107.8%
10,538,925	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$10,538,925
13	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (a)	13
10,018,248	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	10,018,248
	TOTAL SHORT TERM INVESTMENTS (Cost $20,557,186) (b)	$20,557,186
	TOTAL INVESTMENTS (Cost $20,557,186) - 107.8%	$20,557,186
	Liabilities in Excess of Other Assets - (7.8)%	(1,490,727)
	TOTAL NET ASSETS - 100.0%	$19,066,459

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,018,261.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.4800% representing 1 month SOFR rate + spread	Total return of Indxx USA Cloud Computing Index	Citibank N.A.	12/13/2022	10,781	$12,659,697	$3,799,585
0.1300% representing 1 month SOFR rate + spread	Total return of Indxx USA Cloud Computing Index	Bank of America Merrill Lynch	12/13/2022	35,565	29,338,609	75,367
					$41,998,306	$3,874,952

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
29

Direxion Daily Energy Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 90.0%
Gasoline Stations - 18.9%
756,920	Chevron Corp.	$118,586,656
Machinery Manufacturing - 2.0%
393,128	Baker Hughes Co.	12,194,831
Oil and Gas Extraction - 17.0%
157,692	APA Corp.	6,454,333
353,162	Coterra Energy, Inc.	10,167,534
273,300	Devon Energy Corp.	15,897,861
229,742	EOG Resources, Inc.	26,824,676
337,947	Marathon Oil Corp.	8,421,639
385,143	Occidental Petroleum Corp.	21,217,528
203,085	Phillips 66	17,619,655
		106,603,226
Petroleum and Coal Products Manufacturing - 31.7%
261,112	ConocoPhillips	24,941,418
1,546,588	Exxon Mobil Corp.	131,846,627
251,332	Marathon Petroleum Corp.	21,931,231
177,465	Valero Energy Corp.	19,783,798
		198,503,074
Pipeline Transportation - 2.9%
527,408	Williams Companies, Inc.	18,084,820
Support Activities for Mining - 13.1%
73,929	Diamondback Energy, Inc.	9,332,058
390,051	Halliburton Co.	13,893,617
119,658	Hess Corp.	12,333,150
98,556	Pioneer Natural Resources Co.	22,911,313
609,186	Schlumberger Ltd. ADR (Curaco) (a)	23,764,346
		82,234,484
Utilities - 4.4%
846,479	Kinder Morgan, Inc.	15,363,594
193,567	ONEOK, Inc.	12,258,598
		27,622,192
	TOTAL COMMON STOCKS (Cost $473,323,766)	$563,829,283
Shares		Fair Value
SHORT TERM INVESTMENTS - 16.5%
Money Market Funds - 16.5%
89,856,696	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$89,856,696
13,264,340	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	13,264,340
323,922	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	323,922
	TOTAL SHORT TERM INVESTMENTS (Cost $103,444,958)	$103,444,958
	TOTAL INVESTMENTS (Cost $576,768,724) - 106.5% (c)	$667,274,241
	Liabilities in Excess of Other Assets - (6.5)%	(40,851,601)
	TOTAL NET ASSETS - 100.0%	$626,422,640

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $264,109,913.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Energy Select Sector Index	0.7300% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	151,523	$113,368,913	$6,629,642
Total return of Energy Select Sector Index	0.7800% representing 1 month SOFR rate + spread	Barclays	12/7/2022	180,000	142,088,400	2,828
Total return of Energy Select Sector Index	0.9200% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	123,867	71,958,056	26,708,832
Total return of Energy Select Sector Index	0.7700% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	234,731	134,850,724	51,989,993

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
30

Direxion Daily Energy Bull 2X Shares

Long Total Return Swap Contracts, continued (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Energy Select Sector Index	0.9600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	182,748	$144,257,616	$2,892
					$606,523,709	$85,334,187

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
31

Direxion Daily Energy Bear 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.9%
Money Market Funds - 103.9%
37,687,087	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$37,687,087
2,140,434	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (a)	2,140,434
5,978,874	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	5,978,874
	TOTAL SHORT TERM INVESTMENTS (Cost $45,806,395) (b)	$45,806,395
	TOTAL INVESTMENTS (Cost $45,806,395) - 103.9%	$45,806,395
	Liabilities in Excess of Other Assets - (3.9)%	(1,723,730)
	TOTAL NET ASSETS - 100.0%	$44,082,665

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,868,860.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.2800% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	J.P. Morgan	8/12/2022	27,795	$22,338,797	$388,725
0.5800% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	Credit Suisse International	12/7/2022	9,650	5,605,974	(2,088,459)
0.4800% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	Barclays	12/7/2022	6,891	4,348,733	(1,140,081)
0.3200% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	12/7/2022	19,659	16,581,580	1,052,759
0.6000% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/14/2022	47,700	36,380,312	(1,377,794)
					$85,255,396	$(3,164,850)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
32

Direxion Daily Fintech Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 84.7%
Administrative and Support Services - 11.6%
481	Envestnet, Inc. (a)	$38,307
985	Evertec, Inc.	38,809
187	FleetCor Technologies, Inc. (a)	46,660
1,040	nCino, Inc. (a)	38,990
525	Upstart Holdings, Inc. (a)	39,385
1,460	Visa, Inc. Class A	311,170
		513,321
Amusement, Gambling, and Recreation Industries - 2.2%
718	Global Payments, Inc.	98,352
Credit Intermediation and Related Activities - 24.3%
1,201	Affirm Holdings, Inc. (a)	34,469
1,702	American Express Co.	297,356
724	Discover Financial Services	81,421
282	Euronet Worldwide, Inc. (a)	34,305
1,559	Fidelity National Information Services, Inc.	154,575
2,931	LendingClub Corp. (a)	44,698
867	MasterCard, Inc. Class A	315,050
822	Meta Financial Group, Inc.	35,880
1,296	Synchrony Financial	47,706
1,993	Western Union Co.	33,403
		1,078,863
Data Processing, Hosting and Related Services - 5.2%
1,547	Fiserv, Inc. (a)	151,482
2,615	Pagseguro Digital Ltd. ADR (Brazil) (a)	38,467
233	WEX, Inc. (a)	38,734
		228,683
Diversified Financials - 1.8%
380	Coinbase Global, Inc. (a)	42,830
3,784	Robinhood Markets, Inc (a)	37,102
		79,932
Heavy and Civil Engineering Construction - 0.9%
596	BlackLine, Inc. (a)	39,962
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.7%
2,045	Marathon Digital Holdings, Inc. (a)	31,902
Management of Companies and Enterprises - 4.7%
1,031	Capital One Financial Corp.	128,483
7,412	Lufax Holding Ltd. ADR (China)	41,137
4,133	StoneCo Ltd. ADR (a)	38,933
		208,553
Professional, Scientific, and Technical Services - 3.3%
678	Alliance Data Systems Corp.	37,154
194	Jack Henry & Associates, Inc.	36,779
3,087	Riot Blockchain, Inc. (a)	31,302
743	Shift4 Payments, Inc. (a)	38,978
		144,213
Publishing Industries (except Internet) - 16.3%
1,384	ACI Worldwide, Inc. (a)	38,226
466	Avalara, Inc. (a)	35,449
246	Bill.com Holdings, Inc. (a)	41,995
587	Black Knight, Inc. (a)	38,619
Shares		Fair Value
Publishing Industries (except Internet) (continued)
1,319	Block, Inc. (a)	$131,293
696	Bottomline Technology, Inc. (a)	39,407
679	Intuit, Inc.	284,331
745	Q2 Holdings, Inc. (a)	38,539
574	SS&C Technologies Holdings, Inc.	37,115
2,715	Vertex, Inc. (a)	38,634
		723,608
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.6%
13,258	Paysafe Ltd. ADR (Douglas, Isle of Man) (a)	36,857
1,900	Assetmark Financial Holdings, Inc. (a)	36,537
		73,394
Software & Services - 5.1%
1,556	Dlocal Ltd. ADR (Uruguay) (a)	35,274
1,299	Flywire Corp. (a)	39,632
638	Nuvei Corp. ADR (Canada) (a)	35,671
2,185	Paymentus Holdings, Inc. (a)	36,184
3,892	Remitly Global, Inc. (a)	43,201
2,055	Toast, Inc. (a)	38,285
		228,247
Telecommunications - 7.0%
3,535	PayPal Holdings, Inc. (a)	310,832
	TOTAL COMMON STOCKS (Cost $4,300,953)	$3,759,862
SHORT TERM INVESTMENTS - 32.2%
Money Market Funds - 32.2%
1,427,707	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$1,427,707
	TOTAL SHORT TERM INVESTMENTS (Cost $1,427,707)	$1,427,707
	TOTAL INVESTMENTS (Cost $5,728,660) - 116.9% (c)	$5,187,569
	Liabilities in Excess of Other Assets - (16.9)%	(749,513)
	TOTAL NET ASSETS - 100.0%	$4,438,056

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,410,580.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
33

Direxion Daily Fintech Bull 2X Shares

Long Total Return Swap Contracts, continued (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Indxx US Fintech and Decentralized Finance Index	0.9300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	54	$123,515	$(13,543)
Total return of Indxx US Fintech and Decentralized Finance Index	0.9800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,461	5,674,068	(663,163)
					$5,797,583	$(676,706)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
34

Direxion Daily Global Clean Energy Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 86.4%
254,097	iShares Global Clean Energy ETF (a)	$4,787,187
	TOTAL INVESTMENT COMPANIES (Cost $5,963,444)	$4,787,187
SHORT TERM INVESTMENTS - 19.9%
Money Market Funds - 19.9%
224,837	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$224,837
875,174	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	875,174
	TOTAL SHORT TERM INVESTMENTS (Cost $1,100,011)	$1,100,011
	TOTAL INVESTMENTS (Cost $7,063,455) - 106.3% (c)	$5,887,198
	Liabilities in Excess of Other Assets - (6.3)%	(349,364)
	TOTAL NET ASSETS - 100.0%	$5,537,834

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,061,613.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of The S&P Global Clean Energy Index	0.7300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	9/27/2022	165,132	$3,391,193	$(278,745)
Total return of The S&P Global Clean Energy Index	0.9300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	168,656	3,206,707	(34,789)
					$6,597,900	$(313,534)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
35

Direxion Daily Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 55.1%
9,107,910	VanEck VectorsTM Gold Miners ETF (a)	$318,685,771
	TOTAL INVESTMENT COMPANIES (Cost $318,759,818)	$318,685,771
SHORT TERM INVESTMENTS - 47.4%
Money Market Funds - 47.4%
214,618,829	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$214,618,829
59,511,416	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	59,511,416
	TOTAL SHORT TERM INVESTMENTS (Cost $274,130,245)	$274,130,245
	TOTAL INVESTMENTS (Cost $592,890,063) - 102.5% (c)	$592,816,016
	Liabilities in Excess of Other Assets - (2.5)%	(14,053,074)
	TOTAL NET ASSETS - 100.0%	$578,762,942

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $295,182,330.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck Vectors® Gold Miners ETF	1.4100% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	2,985,801	$94,681,798	$9,815,196
Total return of VanEck Vectors® Gold Miners ETF	1.0700% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	7,597,739	249,129,862	16,060,683
Total return of VanEck Vectors® Gold Miners ETF	1.0300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	1,684,474	58,564,847	268,211
Total return of VanEck Vectors® Gold Miners ETF	1.1300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	6,071,180	186,263,802	28,943,430
Total return of VanEck Vectors® Gold Miners ETF	1.4700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	3,454,438	105,626,634	16,161,213
Total return of VanEck Vectors® Gold Miners ETF	1.1300% representing 1 month SOFR rate + spread	J.P. Morgan	2/10/2023	2,180,084	66,871,211	9,221,797
					$761,138,154	$80,470,530

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
36

Direxion Daily Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 119.5%
Money Market Funds - 119.5%
59,069,762	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$59,069,762
42,213,791	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	42,213,791
	TOTAL SHORT TERM INVESTMENTS (Cost $101,283,553) (b)	$101,283,553
	TOTAL INVESTMENTS (Cost $101,283,553) - 119.5%	$101,283,553
	Liabilities in Excess of Other Assets - (19.5)%	(16,526,860)
	TOTAL NET ASSETS - 100.0%	$84,756,693

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,789,801.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.2300% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	J.P. Morgan	5/16/2022	875,112	$27,557,277	$(3,523,627)
0.9100% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Credit Suisse International	12/7/2022	852,384	33,676,171	1,963,359
0.6600% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	12/7/2022	271,984	8,117,335	(1,537,843)
0.5100% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/13/2022	1,621,009	60,934,112	4,229,609
0.9300% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/13/2022	727,243	22,269,577	(3,247,596)
0.8700% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	12/14/2022	496,836	15,343,810	(2,081,142)
					$167,898,282	$(4,197,240)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
37

Direxion Daily Junior Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 43.5%
3,719,098	VanEck VectorsTM Junior Gold Miners ETF (a)	$159,735,259
	TOTAL INVESTMENT COMPANIES (Cost $169,193,593)	$159,735,259
SHORT TERM INVESTMENTS - 79.3%
Money Market Funds - 79.3%
191,613,339	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$191,613,339
100,018,946	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	100,018,946
	TOTAL SHORT TERM INVESTMENTS (Cost $291,632,285)	$291,632,285
	TOTAL INVESTMENTS (Cost $460,825,878) - 122.8% (c)	$451,367,544
	Liabilities in Excess of Other Assets - (22.8)%	(83,820,144)
	TOTAL NET ASSETS - 100.0%	$367,547,400

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $235,470,870.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.0700% representing 1 month SOFR rate + spread	BNP Paribas	6/14/2022	3,445,394	$182,950,421	$(33,329,359)
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.0700% representing 1 month SOFR rate + spread	BNP Paribas	11/15/2022	89,100	4,265,217	(390,131)
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.0800% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	1,052,157	50,777,097	(5,638,944)
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.4300% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	1,383,283	55,801,498	3,321,939
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.0500% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	4,970,883	253,392,236	(39,988,791)
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.2700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	1,506,953	62,415,359	2,965,828
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.0700% representing 1 month SOFR rate + spread	BNP Paribas	1/18/2023	381,149	15,860,321	460,723
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.0700% representing 1 month SOFR rate + spread	BNP Paribas	3/15/2023	567,138	24,618,712	(305,337)
					$650,080,861	$(72,904,072)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
38

Direxion Daily Junior Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.6%
Money Market Funds - 99.6%
52,935,524	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$52,935,524
25,610,433	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	25,610,433
	TOTAL SHORT TERM INVESTMENTS (Cost $78,545,957) (b)	$78,545,957
	TOTAL INVESTMENTS (Cost $78,545,957) - 99.6%	$78,545,957
	Other Assets in Excess of Liabilities - 0.4%	337,355
	TOTAL NET ASSETS - 100.0%	$78,883,312

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $34,529,044.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.6600% representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	6/14/2022	573,422	$30,448,708	$5,166,529
0.9100% representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Credit Suisse International	12/7/2022	341,583	14,256,306	(411,709)
0.5600% representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/13/2022	2,300,379	108,739,747	9,974,483
0.8500% representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/13/2022	327,370	14,762,258	597,264
0.6600% representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	4/19/2023	130,550	6,218,158	616,371
					$174,425,177	$15,942,938

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
39

Direxion Daily Metal Miners Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 85.2%
Fabricated Metal Product Manufacturing - 5.3%
2,197	Materion Corp.	$187,074
6,979	Nucor Corp.	1,080,210
		1,267,284
Merchant Wholesalers, Durable Goods - 1.8%
3,811	Ryerson Holding, Corp.	140,283
6,411	Schnitzer Steel Industries, Inc.	292,534
		432,817
Mining (except Oil and Gas) - 28.8%
4,401	Alpha Metallurgical Resources, Inc. (a)	681,011
6,171	Arch Resources, Inc.	1,026,731
146,860	Coeur Mining, Inc. (a)	533,102
8,250	CONSOL Energy Inc. (a)	392,288
20,116	Freeport-McMoRan Copper & Gold, Inc.	815,704
12,278	Newmont Mining Corp.	894,452
41,009	Peabody Energy Corp. (a)	928,444
6,882	Royal Gold, Inc.	897,963
167,997	Uranium Energy Corp. (a)	713,987
		6,883,682
Primary Metal Manufacturing - 34.9%
11,944	Alcoa Corp.	809,803
35,624	Allegheny Technologies, Inc. (a)	968,260
28,533	Arconic Corp. (a)	717,890
10,034	Carpenter Technology Corp.	383,098
25,079	Century Aluminum Co. (a)	423,083
23,351	Commercial Metals Co.	957,391
1,331	Haynes International Inc.	52,015
3,533	Kaiser Aluminum Corp.	340,935
5,014	Reliance Steel & Aluminum Co.	994,026
13,088	Steel Dynamics, Inc.	1,122,296
16,057	SunCoke Energy Inc.	133,594
14,688	TimkenSteel Corp. (a)	303,601
28,316	United States Steel Corp.	863,355
6,139	Worthington Industries, Inc.	292,032
		8,361,379
Real Estate - 3.4%
21,590	MP Materials Corp. (a)	821,284
Shares		Fair Value
Support Activities for Mining - 11.0%
36,507	Cleveland-Cliffs Inc. (a)	$930,563
8,950	Compass Minerals International, Inc.	529,214
137,615	Hecla Mining Co.	716,974
6,922	Piedmont Lithium, Inc. (a)	452,768
		2,629,519
	TOTAL COMMON STOCKS (Cost $20,817,677)	$20,395,965
SHORT TERM INVESTMENTS - 29.7%
Money Market Funds - 29.7%
4,196,099	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$4,196,099
2,910,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	2,910,000
	TOTAL SHORT TERM INVESTMENTS (Cost $7,106,099)	$7,106,099
	TOTAL INVESTMENTS (Cost $27,923,776) - 114.9% (c)	$27,502,064
	Liabilities in Excess of Other Assets - (14.9)%	(3,569,743)
	TOTAL NET ASSETS - 100.0%	$23,932,321

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,887,915.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Metals & Mining Select Industry Index	0.9700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	6,289	$20,075,219	$(2,016,228)
Total return of S&P Metals & Mining Select Industry Index	0.6800% representing 1 month SOFR rate + spread	J.P. Morgan	5/5/2023	3,278	10,715,069	(1,303,981)
					$30,790,288	$(3,320,209)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
40

Direxion Daily Oil Services Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 81.1%
Machinery Manufacturing - 18.4%
33,619	Baker Hughes Co.	$1,042,862
11,225	Cactus, Inc.	560,464
6,387	Dril-Quip, Inc. (a)	184,457
33,916	NOV, Inc.	614,897
11,267	Oil States International, Inc (a)	76,165
86,497	TechnipFMC PLC ADR (United Kingdom) (a)	598,559
		3,077,404
Management of Companies and Enterprises - 1.8%
19,363	Expro Group Holdings N.V. ADR (Netherlands) (a)	295,867
Merchant Wholesalers, Durable Goods - 5.5%
26,200	ChampionX Corp.	552,820
36,215	RPC, Inc. (a)	374,463
		927,283
Mining (except Oil and Gas) - 1.8%
15,990	U.S. Silica Holdings, Inc. (a)	297,094
Primary Metal Manufacturing - 4.9%
2,475	DMC Global, Inc. (a)	49,475
25,871	Tenaris S.A. ADR (Luxembourg)	780,787
		830,262
Support Activities for Mining - 48.7%
7,888	Core Laboratories N.V. ADR (Netherlands)	205,088
49,691	Halliburton Co.	1,769,994
27,838	Helix Energy Solutions Group, Inc. (a)	114,414
15,546	Helmerich & Payne, Inc.	715,582
24,081	Liberty Oilfield Services, Inc. (a)	388,667
1,685	Nabors Industries Ltd. ADR (a)	260,535
30,143	NexTier Oilfield Solutions, Inc. (a)	332,477
18,949	Oceaneering International, Inc. (a)	214,692
41,206	Patterson-UTI Energy, Inc.	677,427
15,638	ProPetro Holding Corp. (a)	221,121
67,384	Schlumberger Ltd. ADR (b)	2,628,650
18,900	Select Energy Services, Inc. (a)	146,664
Shares		Fair Value
Support Activities for Mining (continued)
131,154	Transocean Ltd. ADR (Switzerland) (a)	$493,139
		8,168,450
	TOTAL COMMON STOCKS (Cost $13,322,115)	$13,596,360
SHORT TERM INVESTMENTS - 22.0%
Money Market Funds - 22.0%
2,829,092	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$2,829,092
850,506	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	850,506
	TOTAL SHORT TERM INVESTMENTS (Cost $3,679,598)	$3,679,598
	TOTAL INVESTMENTS (Cost $17,001,713) - 103.1% (c)	$17,275,958
	Liabilities in Excess of Other Assets - (3.1)%	(512,666)
	TOTAL NET ASSETS - 100.0%	$16,763,292

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,711,959.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of MVIS US Listed Oil Services 25 Index	0.8300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	21,918	$13,698,301	$(253,408)
Total return of MVIS US Listed Oil Services 25 Index	0.9800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	10,562	6,414,831	59,046
					$20,113,132	$(194,362)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
41

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 62.6%
441,733	Global X Robotics & Artificial Intelligence ETF (a)	$10,535,332
	TOTAL INVESTMENT COMPANIES (Cost $11,822,163)	$10,535,332
SHORT TERM INVESTMENTS - 76.4%
Money Market Funds - 76.4%
4,014,392	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$4,014,392
1,629,350	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	1,629,350
7,208,670	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	7,208,670
	TOTAL SHORT TERM INVESTMENTS (Cost $12,852,412)	$12,852,412
	TOTAL INVESTMENTS (Cost $24,674,575) - 139.0% (c)	$23,387,744
	Liabilities in Excess of Other Assets - (39.0)%	(6,568,627)
	TOTAL NET ASSETS - 100.0%	$16,819,117

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,003,181.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.7300% representing 1 month SOFR rate + spread	J.P. Morgan	6/13/2022	294,096	$8,391,131	$(1,384,162)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	1.2800% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	225,516	8,055,431	(2,713,067)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	1.0300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	178,090	4,956,072	(752,533)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.9300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	88,348	2,807,622	(706,316)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	1.0700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	182,638	5,155,859	(806,937)
					$29,366,115	$(6,363,015)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
42

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 51.2%
Chemical Manufacturing - 1.0%
124,789	Aemetis, Inc. (a)(b)	$1,139,324
283,011	Alto Ingredients, Inc. (a)	1,632,973
1,657,318	Gevo, Inc. (a)(b)	6,148,650
		8,920,947
Gasoline Stations - 1.5%
58,253	Chevron Corp.	9,126,497
167,229	Delek US Holdings, Inc. (a)	4,046,942
		13,173,439
Machinery Manufacturing - 1.2%
361,610	Range Resources Corp. (a)	10,826,604
Merchant Wholesalers, Durable Goods - 0.1%
5,413	REX American Resources Corp. (a)	458,102
Merchant Wholesalers, Nondurable Goods - 0.2%
80,953	World Fuel Services Corp.	1,960,682
Mining (except Oil and Gas) - 1.3%
543,695	CNX Resources Corp. (a)	11,172,932
Oil and Gas Extraction - 28.7%
373,269	Antero Resources Corp. (a)	13,139,069
254,929	APA Corp.	10,434,244
60,415	Berry Petroleum Corp.	662,753
52,218	Brigham Minerals Inc.	1,293,962
1,242,829	Centennial Resource Development, Inc. (a)	9,619,496
615,760	Clean Energy Fuels Corp. (a)	3,608,354
580,253	Comstock Resources Inc. (a)	9,881,709
170,840	Continental Resources, Inc.	9,493,579
388,412	Coterra Energy, Inc.	11,182,381
45,889	Crescent Energy Co. (b)	720,916
169,768	Devon Energy Corp.	9,875,405
86,058	EOG Resources, Inc.	10,048,132
368,707	EQT Corp.	14,656,103
199,764	Green Plains, Inc. (a)	5,607,375
1,360,418	Kosmos Energy Ltd. (a)	9,196,426
309,720	Magnolia Oil & Gas Corp.	7,197,893
429,653	Marathon Oil Corp.	10,706,953
186,881	Matador Resources Co.	9,123,530
270,297	Murphy Oil Corp.	10,292,910
47,901	Oasis Petroleum, Inc.	6,354,547
171,790	Occidental Petroleum Corp.	9,463,911
216,744	Ovintiv, Inc.	11,095,125
102,702	Par Pacific Holdings, Inc. (a)	1,506,638
148,916	PDC Energy, Inc.	10,385,402
123,249	Phillips 66	10,693,083
53,913	Ranger Oil Corp. (a)	1,717,129
100,781	Renewable Energy Group, Inc. (a)	6,153,688
261,835	SM Energy Co.	9,302,998
1,796,946	Southwestern Energy Co. (a)	13,477,095
174,377	Talos Energy, Inc. (a)	3,168,430
1,761,328	Tellurian, Inc. (a)	8,771,413
410,522	W&T Offshore, Inc. (a)	1,954,085
79,348	Whiting Petroleum Corp.	5,796,371
		256,581,105
Shares		Fair Value
Petroleum and Coal Products Manufacturing - 8.6%
101,161	ConocoPhillips	$9,662,899
93,596	CVR Energy, Inc.	2,346,452
117,230	Exxon Mobil Corp.	9,993,857
279,011	HF Sinclair Corp. (a)	10,607,998
136,349	Laredo Petroleum, Inc. (a)	9,709,412
126,799	Marathon Petroleum Corp.	11,064,481
393,789	PBF Energy, Inc. (a)	11,443,508
108,597	Valero Energy Corp.	12,106,394
		76,935,001
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
4,833	Texas Pacific Land Corp.	6,604,778
Support Activities for Mining - 7.6%
152,003	California Resources Corp.	6,112,041
169,594	Callon Petroleum Co. (a)(b)	8,695,084
167,339	Civitas Resources, Inc.	9,809,412
113,423	Denbury, Inc. (a)	7,256,804
76,770	Diamondback Energy, Inc.	9,690,677
12,069	Gulfport Energy Corp. (a)	1,134,245
105,221	Hess Corp.	10,845,128
182,838	Northern Oil and Gas, Inc.	4,567,293
42,823	Pioneer Natural Resources Co.	9,955,063
		68,065,747
Utilities - 0.3%
102,668	Archaea Energy, Inc. (a)	2,258,696
	TOTAL COMMON STOCKS (Cost $405,766,301)	$456,958,033
SHORT TERM INVESTMENTS - 56.3%
Money Market Funds - 56.3%
366,049,500	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$366,049,500
137,139,583	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	137,139,583
	TOTAL SHORT TERM INVESTMENTS (Cost $503,189,083)	$503,189,083
	TOTAL INVESTMENTS (Cost $908,955,384) - 107.5% (e)	$960,147,116
	Liabilities in Excess of Other Assets - (7.5)%	(66,775,353)
	TOTAL NET ASSETS - 100.0%	$893,371,763

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
43

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $454,369,009.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.5300% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	50,448	$275,010,652	$(19,747,081)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.9300% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	51,855	194,438,620	68,838,975
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.8200% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	61,000	221,919,830	87,717,778
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.5600% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	36,541	141,155,634	44,497,931
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.6800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	30,069	164,705,353	(12,585,118)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.0500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	32,873	126,105,759	40,658,113
					$1,123,335,848	$209,380,598

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
44

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 120.3%
Money Market Funds - 120.3%
58,409,157	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$58,409,157
61,377,132	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	61,377,132
	TOTAL SHORT TERM INVESTMENTS (Cost $119,786,289) (b)	$119,786,289
	TOTAL INVESTMENTS (Cost $119,786,289) - 120.3%	$119,786,289
	Liabilities in Excess of Other Assets - (20.3)%	(20,189,327)
	TOTAL NET ASSETS - 100.0%	$99,596,962

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $71,144,428.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received/ (Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.1200)% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/6/2022	4,893	$24,282,863	$(487,102)
0.5800% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Credit Suisse International	12/7/2022	1,357	5,088,289	(1,808,628)
0.2300% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/13/2022	17,976	93,425,766	2,443,442
0.4800% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/13/2022	6,245	32,191,955	579,099
0.6000% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/14/2022	8,893	42,967,123	(2,170,680)
					$197,955,996	$(1,443,869)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
45

Direxion Daily Select Large Caps & FANGs Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 85.9%
Administrative and Support Services - 12.3%
1,438	Atlassian Corp. PLC ADR (United Kingdom) (a)	$323,306
3,704	Cloudflare, Inc. (a)	319,063
10,267	Roblox Corp. (a)	314,683
		957,052
Computer and Electronic Product Manufacturing - 13.1%
4,001	Advanced Micro Devices, Inc. (a)	342,165
2,180	Apple, Inc.	343,677
1,807	NVIDIA Corp.	335,144
		1,020,986
Motion Picture and Sound Recording Industries - 4.0%
1,636	Netflix, Inc. (a)	311,429
Nonstore Retailers - 3.9%
122	Amazon.com, Inc. (a)	303,247
Other Information Services - 4.3%
147	Alphabet, Inc. Class A (a)	335,482
Professional, Scientific, and Technical Services - 18.1%
1,915	Meta Platforms, Inc. (a)	383,900
11,850	Snap, Inc. (a)	337,251
2,029	Snowflake, Inc. (a)	347,852
1,708	Zscaler, Inc. (a)	346,280
		1,415,283
Publishing Industries (except Internet) - 22.0%
1,715	CrowdStrike Holdings, Inc. (a)	340,873
2,979	Datadog, Inc. (a)	359,804
796	Intuit, Inc. (a)	333,325
1,287	Microsoft Corp.	357,168
767	Shopify, Inc. ADR (Canada) (a)	327,371
		1,718,541
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.3%
18,454	Lucid Group, Inc. (a)	333,648
Shares		Fair Value
Transportation Equipment Manufacturing - 3.9%
351	Tesla Motors, Inc. (a)	$305,637
	TOTAL COMMON STOCKS (Cost $7,887,058)	$6,701,305
SHORT TERM INVESTMENTS - 23.0%
Money Market Funds - 23.0%
1,378,910	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$1,378,910
260,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	260,000
160,014	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	160,014
	TOTAL SHORT TERM INVESTMENTS (Cost $1,798,924)	$1,798,924
	TOTAL INVESTMENTS (Cost $9,685,982) - 108.9% (c)	$8,500,229
	Liabilities in Excess of Other Assets - (8.9)%	(693,456)
	TOTAL NET ASSETS - 100.0%	$7,806,773

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,704,069.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of ICE FANG 20 Index	0.8700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	29,172	$7,837,349	$(2,880)
Total return of ICE FANG 20 Index	0.9300% representing 1 month SOFR rate + spread	Barclays	4/3/2023	4,016	1,350,030	(272,141)
					$9,187,379	$(275,021)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
46

Direxion Daily Software Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 86.5%
Administrative and Support Services - 0.7%
69	Alarm.com, Inc. (a)	$4,215
82	Envestnet, Inc. (a)	6,530
85	nCino, Inc. (a)	3,187
197	SentinelOne, Inc. (a)	6,554
65	Sprout Social, Inc. (a)	3,983
		24,469
Computer and Electronic Product Manufacturing - 2.7%
126	Avaya Holdings Corp. (a)	1,165
758	BlackBerry, Ltd. ADR (Canada) (a)	4,336
97	Dolby Laboratories, Inc.	7,515
197	Fortinet, Inc. (a)	56,935
44	InterDigital, Inc.	2,501
354	Mandiant, Inc. (a)	7,781
160	Teradata Corp. (a)	6,616
152	Xperi Holdings, Corp.	2,371
		89,220
Data Processing, Hosting and Related Services - 1.1%
170	CDK Global, Inc.	9,250
100	Five9, Inc. (a)	11,010
58	Pegasystems, Inc.	4,442
120	RingCentral, Inc. (a)	10,182
170	Yext, Inc. (a)	984
		35,868
Electronics and Appliance Stores - 0.5%
184	Smartsheet, Inc. (a)	8,893
391	UiPath, Inc. (a)	6,971
		15,864
Food Services and Drinking Places - 0.4%
93	Manhattan Associates, Inc. (a)	12,141
Heavy and Civil Engineering Construction - 0.2%
79	BlackLine, Inc. (a)	5,297
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%
152	Marathon Digital Holdings, Inc. (a)	2,371
Machinery Manufacturing - 0.2%
197	NCR Corp. (a)	6,901
Merchant Wholesalers, Durable Goods - 0.2%
89	New Relic, Inc. (a)	5,631
Motion Picture and Sound Recording Industries - 0.6%
170	Take-Two Interactive Software, Inc. (a)	20,317
Performing Arts, Spectator Sports, and Related Industries - 4.1%
1,142	Activision Blizzard, Inc.	86,335
413	Electronic Arts, Inc.	48,755
		135,090
Printing and Related Support Activities - 0.0% (†)
113	BTRS Holdings, Inc. (a)	760
Professional, Scientific, and Technical Services - 15.6%
89	Alteryx, Inc. (a)	5,714
216	Anaplan, Inc. (a)	14,038
122	Asana, Inc. (a)	3,270
Shares		Fair Value
Professional, Scientific, and Technical Services (continued)
97	Aspen Technology, Inc. (a)	$15,378
17	CS Disco, Inc. (a)	522
130	Digital Turbine, Inc. (a)	4,114
18	Docebo, Inc. ADR (Canada) (a)	772
104	Elastic NV ADR (Netherlands) (a)	7,919
82	Jamf Holding Corp. (a)	2,526
97	LivePerson, Inc. (a)	2,194
90	Mimecast Ltd. ADR (United Kingdom) (a)	7,171
190	Momentive Global, Inc. (a)	3,006
314	Nutanix, Inc. (a)	7,859
398	Open Text Corp. ADR (Canada)	15,940
2,347	Palantir Technologies, Inc. (a)	24,409
144	Palto Alto Networks, Inc. (a)	80,824
57	Paylocity Holding Corp. (a)	10,809
58	PROS Holdings, Inc. (a)	1,620
141	Qualtrics International, Inc. (a)	2,614
149	Riot Blockchain, Inc. (a)	1,511
293	ServiceNow, Inc. (a)	140,083
1,586	Snap, Inc. (a)	45,138
131	Sumo Logic, Inc. (a)	1,229
79	Telos, Corp. (a)	615
640	The Trade Desk, Inc. (a)	37,709
240	Unity Software, Inc. (a)	15,938
97	Verint Systems, Inc. (a)	5,292
296	VMware, Inc.	31,980
119	Zscaler, Inc. (a)	24,126
		514,320
Publishing Industries (except Internet) - 58.7%
172	ACI Worldwide, Inc. (a)	4,751
589	Adobe Systems, Inc. (a)	233,214
78	Altair Engineering, Inc. (a)	4,237
127	ANSYS, Inc. (a)	35,013
29	AppFolio, Inc. (a)	3,012
57	Appian, Corp. (a)	2,725
321	Autodesk, Inc. (a)	60,759
127	Avalara, Inc. (a)	9,661
272	Bentley Systems, Inc.	11,530
134	Bill.com Holdings, Inc. (a)	22,875
227	Black Knight, Inc. (a)	14,934
64	Blackbaud, Inc. (a)	3,713
58	Bottomline Technology, Inc. (a)	3,284
215	Box, Inc. (a)	6,583
104	C3.ai, Inc. (a)	1,767
408	Cadence Design Systems, Inc. (a)	61,547
198	Ceridian HCM Holding, Inc. (a)	11,114
183	Citrix Systems, Inc.	18,318
64	CommVault Systems, Inc. (a)	3,904
90	Confluent, Inc. (a)	2,812
23	Consensus Cloud Solutions, Inc. (a)	1,212
108	Coupa Software, Inc. (a)	9,320
306	CrowdStrike Holdings, Inc. (a)	60,821
377	Datadog, Inc. (a)	45,534
124	Descartes Systems Group, Inc. ADR (Canada) (a)	7,707
290	DocuSign, Inc. (a)	23,490

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
47

Direxion Daily Software Bull 2X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
Publishing Industries (except Internet) (continued)
41	Domo, Inc. (a)	$1,698
413	Dropbox, Inc. (a)	8,983
108	Duck Creek Technologies, Inc. (a)	1,720
290	Dynatrace, Inc. (a)	11,124
57	Everbridge, Inc. (a)	2,457
37	Fair Isaac Corp. (a)	13,820
123	Guidewire Software, Inc. (a)	10,694
64	HubSpot, Inc. (a)	24,283
416	Intuit, Inc.	174,200
194	Lightspeed Commerce, Inc. ADR (Canada) (a)	4,336
907	Microsoft Corp.	251,711
13	MicroStrategy, Inc. Class A (a)	4,604
100	N-able, Inc. (a)	1,000
853	NortonLifeLock, Inc.	21,359
2,313	Oracle Corp.	169,774
113	PagerDuty, Inc. (a)	3,228
72	Paycom Software, Inc. (a)	20,266
89	Ping Identity Holding Corp. (a)	2,326
65	Progress Software Corp.	3,119
156	PTC, Inc. (a)	17,817
82	Q2 Holdings, Inc. (a)	4,242
51	Qualys, Inc. (a)	6,950
85	Rapid7, Inc. (a)	8,119
137	SailPoint Technologies Holdings, Inc. (a)	8,745
1,293	Salesforce.com, Inc. (a)	227,490
233	Splunk, Inc. (a)	28,431
55	SPS Commerce, Inc. (a)	6,580
323	SS&C Technologies Holdings, Inc.	20,885
226	Synopsys, Inc. (a)	64,814
136	Tenable Holdings, Inc. (a)	7,511
62	Tyler Technologies, Inc. (a)	24,472
159	Varonis Systems, Inc. (a)	6,869
283	Workday, Inc. (a)	58,496
65	Workiva, Inc. (a)	6,273
177	Zendesk, Inc. (a)	21,601
172	Zuora, Inc. (a)	2,093
1,558	Zynga, Inc. (a)	12,885
		1,928,812
Rental and Leasing Services - 0.1%
58	Cerence, Inc. (a)	1,711
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
260	E2open, Inc. (a)	2,013
272	Matterport, Inc. (a)	1,561
		3,574
Telecommunications - 1.2%
173	8x8 Inc. (a)	1,587
370	Vonage Holdings Corp. (a)	7,385
320	Zoom Video Communications, Inc. (a)	31,862
		40,834
	TOTAL COMMON STOCKS (Cost $3,662,196)	$2,843,180
Shares		Fair Value
SHORT TERM INVESTMENTS - 29.3%
Money Market Funds - 29.3%
962,739	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$962,739
	TOTAL SHORT TERM INVESTMENTS (Cost $962,739)	$962,739
	TOTAL INVESTMENTS (Cost $4,624,935) - 115.8% (c)	$3,805,919
	Liabilities in Excess of Other Assets - (15.8)%	(519,350)
	TOTAL NET ASSETS - 100.0%	$3,286,569

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)  Less than 0.005%.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,984,464.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
48

Direxion Daily Software Bull 2X Shares

Long Total Return Swap Contracts, continued (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P North American Expanded Technology Software Index	0.8800% representing 1 month SOFR rate + spread	Barclays	12/7/2022	738	$495,472	$(65,442)
Total return of S&P North American Expanded Technology Software Index	0.9700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	5,662	3,713,170	(413,671)
					$4,208,642	$(479,113)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
49

Direxion Daily TIPS Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 67.2%
41,243	iShares TIPS Bond ETF (a)	$4,993,290
	TOTAL INVESTMENT COMPANIES (Cost $5,009,684)	$4,993,290
SHORT TERM INVESTMENTS - 33.1%
Money Market Funds - 33.1%
2,457,941	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$2,457,941
	TOTAL SHORT TERM INVESTMENTS (Cost $2,457,941)	$2,457,941
	TOTAL INVESTMENTS (Cost $7,467,625) - 100.3%	$7,451,231
	Liabilities in Excess of Other Assets - (0.3)%	(23,668)
	TOTAL NET ASSETS - 100.0%	$7,427,563

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Solactive TIPS ETF Index	0.6300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	81,456	$9,877,602	$(19,074)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
50

Direxion Daily TIPS Bear 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.6%
Money Market Funds - 99.6%
6,268,308	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$6,268,308
	TOTAL SHORT TERM INVESTMENTS (Cost $6,268,308)	$6,268,308
	TOTAL INVESTMENTS (Cost $6,268,308) - 99.6%	$6,268,308
	Other Assets in Excess of Liabilities - 0.4%	27,499
	TOTAL NET ASSETS - 100.0%	$6,295,807

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.3300% representing 1 month SOFR rate + spread	Total return of iShares TIPS Bond ETF	UBS Securities LLC	12/14/2022	104,004	$12,623,954	$34,104

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
51

Direxion Daily Travel & Vacation Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 78.6%
Accommodation - 27.6%
7,465	Boyd Gaming Co.	$452,230
9,130	Caesars Entertainment Inc. (a)	605,136
3,396	Choice Hotels International, Inc.	477,002
8,970	Hilton Grand Vacations, Inc. (a)	420,065
11,089	Hilton Worldwide Holdings, Inc. (a)	1,722,011
37,021	Host Hotels & Resorts, Inc.	753,377
14,240	Huazhu Group Ltd. ADR	430,618
11,783	InterContinental Hotels Group PLC ADR (United Kingdom)	763,656
25,724	Las Vegas Sands Corp. (a)	911,401
12,078	Marriott International, Inc. Class A (a)	2,144,087
35,344	Melco Crown Entertainment Ltd. ADR (a)	202,168
23,983	MGM Resorts International	984,262
23,435	Park Hotels & Resorts, Inc.	461,904
9,985	Penn National Gaming, Inc. (a)	365,151
31,780	Sunstone Hotel Investors, Inc. (a)	389,305
8,624	Travel + Leisure Co.	478,460
1,932	Vail Resorts, Inc.	491,037
6,638	Wyndham Hotels & Resorts, Inc.	583,879
		12,635,749
Administrative and Support Services - 7.4%
851	Booking Holdings, Inc. (a)	1,880,974
7,426	Live Nation Entertainment, Inc. (a)	778,839
9,243	Six Flags Entertainment Corp. (a)	353,729
13,872	TripAdvisor, Inc. (a)	356,094
		3,369,636
Air Transportation - 15.6%
10,346	Alaska Air Group, Inc. (a)	562,719
2,082	Allegiant Travel Co. (a)	323,105
41,874	American Airlines Group, Inc. (a)	785,975
33,729	Delta Air Lines, Inc. (a)	1,451,359
30,582	JetBlue Airways Corp. (a)	336,708
9,518	Ryanair Holdings PLC ADR (Ireland) (a)	831,112
8,464	SKYWEST, Inc. (a)	246,725
26,276	Southwest Airlines Co. (a)	1,227,615
17,092	Spirit Airlines, Inc. (a)	403,542
19,532	United Continental Holdings, Inc. (a)	986,366
		7,155,226
Amusement, Gambling, and Recreation Industries - 4.0%
12,302	The Walt Disney Co. (a)	1,373,272
6,661	Wynn Resorts Ltd. (a)	469,468
		1,842,740
Data Processing, Hosting and Related Services - 3.5%
10,334	Airbnb, Inc. (a)	1,583,272
Management of Companies and Enterprises - 5.0%
50,277	Carnival Corp. ADR (a)	869,792
31,205	Norwegian Cruise Line Holdings Ltd. ADR (a)	625,036
32,867	Trip.com Group Ltd. ADR (China) (a)	777,305
		2,272,133
Shares		Fair Value
Other Information Services - 1.1%
46,853	Sabre Corp. (a)	$490,551
Performing Arts, Spectator Sports, and Related Industries - 1.1%
2,415	Churchill Downs, Inc.	490,100
Real Estate - 8.3%
27,085	Apple Hospitality REIT, Inc.	479,134
13,305	Gaming & Leisure Properties, Inc.	590,476
3,379	Marriott Vacations Worldwide Corp.	504,586
16,711	Pebblebrook Hotel Trust	408,083
5,451	Ryman Hospitality Properties, Inc. (a)	509,559
43,217	VICI Properties, Inc.	1,288,313
		3,780,151
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
25,874	Virgin Galactic Holdings, Inc. (a)(b)	193,796
Support Activities for Transportation - 2.5%
6,567	Expedia, Inc. (a)	1,147,583
Water Transportation - 2.1%
12,200	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	948,306
	TOTAL COMMON STOCKS (Cost $38,787,070)	$35,909,243
SHORT TERM INVESTMENTS - 27.2%
Money Market Funds - 27.2%
8,177,107	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$8,177,107
2	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (c)	2
4,256,983	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	4,256,983
	TOTAL SHORT TERM INVESTMENTS (Cost $12,434,092)	$12,434,092
	TOTAL INVESTMENTS (Cost $51,221,162) - 105.8% (e)	$48,343,335
	Liabilities in Excess of Other Assets - (5.8)%	(2,646,223)
	TOTAL NET ASSETS - 100.0%	$45,697,112

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
52

Direxion Daily Travel & Vacation Bull 2X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,147,592.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of BlueStar® Travel and Vacation Index	0.7300% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	263,262	$38,780,271	$(418,030)
Total return of BlueStar® Travel and Vacation Index	0.7800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	117,500	17,608,837	(492,844)
					$56,389,108	$(910,874)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
53

Direxion Daily US Infrastructure Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 65.6%
Administrative and Support Services - 0.7%
575	Mastec, Inc. (a)	$41,406
Air Transportation - 0.7%
652	Atlas Air Worldwide Holdings, Inc. (a)	44,949
Computer and Electronic Product Manufacturing - 0.7%
873	Itron, Inc. (a)	41,712
Construction of Buildings - 1.5%
630	Dycom Industries, Inc. (a)	53,493
4,459	Tutor Perini Corp. (a)	41,335
		94,828
Couriers and Messengers - 1.0%
1,964	Air Transport Services Group, Inc. (a)	61,473
Electrical Equipment, Appliance, and Component Manufacturing - 1.1%
6,398	American Superconductor Corp. (a)	34,102
1,984	Powell Industries, Inc.	38,291
		72,393
Fabricated Metal Product Manufacturing - 0.9%
228	Valmont Industries, Inc.	56,729
Heavy and Civil Engineering Construction - 4.6%
2,224	Construction Partners, Inc. (a)	57,401
1,419	Granite Construction, Inc.	42,073
3,779	Great Lakes Dredge & Dock Corp. (a)	52,188
572	MYR Group, Inc. (a)	45,240
2,028	Primoris Services Corp.	47,009
1,938	Sterling Construction Co., Inc. (a)	44,361
		288,272
Machinery Manufacturing - 1.8%
1,067	Arcosa, Inc.	57,116
7,879	TechnipFMC PLC ADR (United Kingdom) (a)	54,523
		111,639
Management of Companies and Enterprises - 0.8%
845	Brookfield Infrastructure Partners L.P.	52,753
Professional, Scientific, and Technical Services - 6.0%
737	AECOM	52,003
2,463	Fluor Corp. (a)	60,959
5,875	Infrastructure and Energy Alternatives, Inc. (a)	54,931
399	Jacobs Engineering Group, Inc.	55,281
475	NV5 Global, Inc. (a)	56,905
981	Stantec, Inc. ADR (Canada)	45,018
366	Tetra Tech, Inc.	50,977
		376,074
Rail Transportation - 3.9%
416	Canadian National Railway Co. ADR (Canada)	48,930
684	Canadian Pacific Railway Ltd. ADR (Canada)	50,082
Shares		Fair Value
Rail Transportation (continued)
1,497	CSX Corp.	$51,407
185	Norfolk Southern Corp.	47,708
207	Union Pacific Corp.	48,498
		246,625
Real Estate - 3.2%
209	American Tower Corp.	50,373
280	Crown Castle International Corp.	51,859
329	Digital Realty Trust, Inc.	48,073
4,212	Uniti Group, Inc.	52,187
		202,492
Rental and Leasing Services - 1.5%
2,224	Global Ship Lease, Inc. ADR (United Kingdom)	49,462
681	Ryder System, Inc.	47,602
		97,064
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.7%
10,356	DHT Holdings, Inc. ADR (Bermuda)	58,201
3,433	Verra Mobility Corp. (a)	48,165
		106,366
Specialty Trade Contractors - 1.0%
520	Quanta Services, Inc.	60,310
Support Activities for Transportation - 3.6%
5,574	Daseke, Inc. (a)	46,822
470	Forward Air Corp.	45,576
658	Hub Group, Inc. (a)	44,191
257	J.B. Hunt Transport Services, Inc.	43,908
561	Matson, Inc.	48,257
		228,754
Telecommunications - 2.5%
1,365	Argan, Inc.	50,205
71	Equinix, Inc.	51,054
163	SBA Communications Corp.	56,579
		157,838
Transportation Equipment Manufacturing - 2.3%
3,408	Embraer SA ADR (Brazil) (a)	38,749
1,353	The Greenbrier Companies, Inc.	57,787
565	Wabtec Corp.	50,799
		147,335
Truck Transportation - 8.0%
601	ArcBest Corp.	43,368
3,248	Heartland Express, Inc.	44,822
918	Knight-Swift Transportation Holdings, Inc. Class A	43,963
3,175	Marten Transport Ltd.	55,181
172	Old Dominion Freight Line, Inc.	48,181
187	Saia, Inc. (a)	38,515
1,979	Schneider National, Inc.	46,764
528	TFI International, Inc. ADR (Canada)	42,493
2,984	Universal Logistics Holdings, Inc.	60,516
10,614	US Xpress Enterprises, Inc. (a)	35,132
1,138	Werner Enterprises, Inc.	45,099
		504,034

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
54

Direxion Daily US Infrastructure Bull 2X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
Utilities - 6.7%
3,642	Algonquin Power & Utilities Corp. ADR (Canada)	$52,627
567	American Electric Power Co., Inc.	56,195
763	Black Hills Corp.	55,882
1,761	MDU Resources Group, Inc.	45,363
1,854	NiSource, Inc.	53,989
1,303	NRG Energy, Inc.	46,778
696	Ormat Technologies Inc. (b)	54,079
748	Xcel Energy, Inc.	54,799
		419,712
Water Transportation - 11.4%
3,689	Atlas Corp. ADR (United Kingdom)	45,596
4,216	Costamare, Inc. ADR (Marshall Islands)	56,537
654	Danaos Corp. ADR (Greece)	53,458
1,263	Eagle Bulk Shipping, Inc. ADR (Marshall Islands)	78,609
6,092	Euronav NV ADR (Belgium)	72,068
7,854	Frontline Ltd. ADR (Bermuda) (a)(b)	65,424
818	Kirby Corp. (a)	53,334
4,330	Scorpio Tankers, Inc. ADR (Monaco)	107,081
6,358	SFL Corp. Ltd. ADR (Bermuda)	63,071
2,540	Star Bulk Carriers Corp. ADR (Greece)	71,374
878	ZIM Integrated Shipping Services Ltd. ADR (United Kingdom)	48,843
		715,395
	TOTAL COMMON STOCKS (Cost $4,126,178)	$4,128,153
Shares		Fair Value
SHORT TERM INVESTMENTS - 38.0%
Money Market Funds - 38.0%
1,403,036	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$1,403,036
990,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	990,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,393,036)	$2,393,036
	TOTAL INVESTMENTS (Cost $6,519,214) - 103.6% (e)	$6,521,189
	Liabilities in Excess of Other Assets - (3.6)%	(225,738)
	TOTAL NET ASSETS - 100.0%	$6,295,451

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,629,737.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Indxx US Infrastructure Index	0.7800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	1,895	$4,452,694	$(111,479)
Total return of Indxx US Infrastructure Index	0.9200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	1,825	4,320,479	(130,713)
					$8,773,173	$(242,192)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
55

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$163,388,381	$329,652,170	$76,570,880	$400,390,442
Receivable for Fund shares sold	1,022,587	18,224,831	—	3,566
Dividend and interest receivable	29,163	58,847	24,782	45,184
Due from broker for swap contracts	808	19,524,598	—	—
Unrealized appreciation on swap contracts	6,737,610	8,355,335	—	6,765,003
Prepaid expenses and other assets	46,812	23,565	53,509	22,478
Total Assets	171,225,361	375,839,346	76,649,171	407,226,673
Liabilities:
Payable for Fund shares redeemed	—	3,829,233	—	292,234
Payable for investments purchased	—	—	—	8,483,700
Unrealized depreciation on swap contracts	1,039,275	—	16,778,678	53,457,694
Due to Adviser, net (Note 6)	77,302	83,933	42,555	201,156
Due to broker for swap contracts	9,479,461	15,547,121	4,391	5,674,651
Accrued expenses and other liabilities	84,179	65,568	81,409	109,324
Total Liabilities	10,680,217	19,525,855	16,907,033	68,218,759
Net Assets	$160,545,144	$356,313,491	$59,742,138	$339,007,914
Net Assets Consist of:
Capital stock	$166,313,476	$443,826,583	$96,254,557	$854,140,782
Total distributable loss	(5,768,332)	(87,513,092)	(36,512,419)	(515,132,868)
Net Assets	$160,545,144	$356,313,491	$59,742,138	$339,007,914
Calculation of Net Asset Value Per Share:
Net assets	$160,545,144	$356,313,491	$59,742,138	$339,007,914
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	7,850,000	22,449,983	2,600,000	5,800,000
Net assets value, redemption price and offering price per share	$20.45	$15.87	$22.98	$58.45
Cost of Investments	$163,388,381	$329,652,170	$76,549,170	$403,076,298

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
56

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily S&P 500 Equal Weight Bull 2X Shares	Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily MSCI India Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$54,895,598	$4,685,978	$144,130,028	$71,453,306
Dividend and interest receivable	458	830	31,794	9,668
Due from broker for swap contracts	3,961	787	—	1,996,680
Unrealized appreciation on swap contracts	—	—	11,451,112	136,866
Prepaid expenses and other assets	2,677	10,849	13,868	18,144
Total Assets	54,902,694	4,698,444	155,626,802	73,614,664
Liabilities:
Payable for investments purchased	—	—	4,682,860	—
Unrealized depreciation on swap contracts	4,133,192	315,373	3,433,984	2,195,283
Due to Adviser, net (Note 6)	20,815	1,281	115,087	47,464
Due to broker for swap contracts	368,498	19,434	15,244,297	2,553,839
Accrued expenses and other liabilities	36,537	8,199	113,338	72,762
Total Liabilities	4,559,042	344,287	23,589,566	4,869,348
Net Assets	$50,343,652	$4,354,157	$132,037,236	$68,745,316
Net Assets Consist of:
Capital stock	$48,609,896	$5,000,025	$602,354,838	$61,279,131
Total distributable earnings (loss)	1,733,756	(645,868)	(470,317,602)	7,466,185
Net Assets	$50,343,652	$4,354,157	$132,037,236	$68,745,316
Calculation of Net Asset Value Per Share:
Net assets	$50,343,652	$4,354,157	$132,037,236	$68,745,316
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	583,236	200,001	1,508,631	1,299,686
Net assets value, redemption price and offering price per share	$86.32	$21.77	$87.52	$52.89
Cost of Investments	$48,635,463	$4,893,285	$147,902,565	$74,742,065

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
57

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily 5G Communications Bull 2X Shares	Direxion Daily Cloud Computing Bull 2X Shares	Direxion Daily Cloud Computing Bear 2X Shares	Direxion Daily Energy Bull 2X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$4,500,830	$11,299,546	$20,557,186	$667,274,241
Cash	92	—	—	—
Receivable for Fund shares sold	—	—	—	2,663
Dividend and interest receivable	5,066	700	3,762	454,777
Due from broker for swap contracts	227	—	—	75,822,542
Foreign tax reclaims	84	1,733	—	—
Unrealized appreciation on swap contracts	—	—	3,874,952	85,334,187
Prepaid expenses and other assets	4,110	30,870	22,399	17,869
Total Assets	4,510,409	11,332,849	24,458,299	828,906,279
Liabilities:
Collateral for securities loaned (Note 2)	37,532	32,313	—	—
Payable for Fund shares redeemed	—	—	—	22,143,822
Unrealized depreciation on swap contracts	437,178	2,286,998	—	—
Due to Adviser, net (Note 6)	1,065	4,185	7,967	444,929
Due to broker for swap contracts	74,434	152,858	5,336,045	179,575,000
Accrued expenses and other liabilities	21,807	43,357	47,828	319,888
Total Liabilities	572,016	2,519,711	5,391,840	202,483,639
Net Assets	$3,938,393	$8,813,138	$19,066,459	$626,422,640
Net Assets Consist of:
Capital stock	$5,014,323	$23,018,095	$14,689,381	$491,669,100
Total distributable earnings (loss)	(1,075,930)	(14,204,957)	4,377,078	134,753,540
Net Assets	$3,938,393	$8,813,138	$19,066,459	$626,422,640
Calculation of Net Asset Value Per Share:
Net assets	$3,938,393	$8,813,138	$19,066,459	$626,422,640
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	200,001	875,001	575,001	11,763,531
Net assets value, redemption price and offering price per share	$19.69	$10.07	$33.16	$53.25
Cost of Investments	$4,941,006	$14,218,576	$20,557,186	$576,768,724

*  Securities loaned with values of $34,156, $28,334, $ – and $ – , respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
58

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily Energy Bear 2X Shares	Direxion Daily Fintech Bull 2X Shares	Direxion Daily Global Clean Energy Bull 2X Shares ETF	Direxion Daily Gold Miners Index Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$45,806,395	$5,187,569	$5,887,198	$592,816,016
Receivable for Fund shares sold	2,148,623	—	—	—
Receivable for investments sold	—	609,739	—	—
Due from broker for futures contracts	—	—	—	1,352
Due from Adviser, net (Note 6)	—	67	—	—
Dividend and interest receivable	9,371	2,270	357	71,689
Due from broker for swap contracts	378	20	540	—
Unrealized appreciation on swap contracts	1,441,484	—	—	80,470,530
Prepaid expenses and other assets	14,994	—	6,556	29,661
Total Assets	49,421,245	5,799,665	5,894,651	673,389,248
Liabilities:
Payable for Fund shares redeemed	—	—	3,345	2,978,873
Payable for investments purchased	—	607,515	—	—
Unrealized depreciation on swap contracts	4,606,334	676,706	313,534	—
Due to Adviser, net (Note 6)	23,810	—	1,691	456,254
Due to broker for swap contracts	670,038	59,718	21,921	90,900,680
Accrued expenses and other liabilities	38,398	17,670	16,326	290,499
Total Liabilities	5,338,580	1,361,609	356,817	94,626,306
Net Assets	$44,082,665	$4,438,056	$5,537,834	$578,762,942
Net Assets Consist of:
Capital stock	$221,654,929	$6,128,864	$9,762,204	$2,381,462,586
Total distributable loss	(177,572,264)	(1,690,808)	(4,224,370)	(1,802,699,644)
Net Assets	$44,082,665	$4,438,056	$5,537,834	$578,762,942
Calculation of Net Asset Value Per Share:
Net assets	$44,082,665	$4,438,056	$5,537,834	$578,762,942
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	820,706	250,001	350,001	9,951,908
Net assets value, redemption price and offering price per share	$53.71	$17.75	$15.82	$58.16
Cost of Investments	$45,806,395	$5,728,660	$7,063,455	$592,890,063

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
59

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily Gold Miners Index Bear 2X Shares	Direxion Daily Junior Gold Miners Index Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares	Direxion Daily Metal Miners Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$101,283,553	$451,367,544	$78,545,957	$27,502,064
Receivable for Fund shares sold	1,049	372,576	133	—
Dividend and interest receivable	23,242	59,033	17,489	10,598
Due from broker for swap contracts	43,486	—	—	737
Unrealized appreciation on swap contracts	6,192,968	6,748,490	16,354,647	—
Prepaid expenses and other assets	33,655	16,338	13,264	9,454
Total Assets	107,577,953	458,563,981	94,931,490	27,522,853
Liabilities:
Payable for Fund shares redeemed	6,911,805	3,277,804	869,398	—
Unrealized depreciation on swap contracts	10,390,208	79,652,562	411,709	3,320,209
Due to Adviser, net (Note 6)	60,462	286,488	50,731	14,376
Due to broker for swap contracts	5,414,772	7,646,018	14,685,280	243,206
Accrued expenses and other liabilities	44,013	153,709	31,060	12,741
Total Liabilities	22,821,260	91,016,581	16,048,178	3,590,532
Net Assets	$84,756,693	$367,547,400	$78,883,312	$23,932,321
Net Assets Consist of:
Capital stock	$754,370,663	$1,904,491,106	$334,731,707	$21,482,343
Total distributable earnings (loss)	(669,613,970)	(1,536,943,706)	(255,848,395)	2,449,978
Net Assets	$84,756,693	$367,547,400	$78,883,312	$23,932,321
Calculation of Net Asset Value Per Share:
Net assets	$84,756,693	$367,547,400	$78,883,312	$23,932,321
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	6,060,171	5,793,351	8,932,449	550,001
Net assets value, redemption price and offering price per share	$13.99	$63.44	$8.83	$43.51
Cost of Investments	$101,283,553	$460,825,878	$78,545,957	$27,923,776

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
60

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily Oil Services Bull 2X Shares	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$17,275,958	$23,387,744	$960,147,116	$119,786,289
Receivable for Fund shares sold	—	—	—	6,910,495
Dividend and interest receivable	633	3,069	132,142	27,779
Due from broker for swap contracts	80,000	—	936,671	—
Unrealized appreciation on swap contracts	59,046	—	241,712,797	3,022,541
Prepaid expenses and other assets	—	19,429	13,751	16,560
Total Assets	17,415,637	23,410,242	1,202,942,477	129,763,664
Liabilities:
Collateral for securities loaned (Note 2)	—	—	5,258,135	—
Payable for Fund shares redeemed	—	—	—	2,424,559
Unrealized depreciation on swap contracts	253,408	6,363,015	32,332,199	4,466,410
Due to Adviser, net (Note 6)	7,847	12,401	623,799	63,141
Due to broker for swap contracts	380,619	180,432	270,931,242	23,162,748
Accrued expenses and other liabilities	10,471	35,277	425,339	49,844
Total Liabilities	652,345	6,591,125	309,570,714	30,166,702
Net Assets	$16,763,292	$16,819,117	$893,371,763	$99,596,962
Net Assets Consist of:
Capital stock	$16,176,504	$35,300,139	$388,934,941	$297,870,445
Total distributable earnings (loss)	586,788	(18,481,022)	504,436,822	(198,273,483)
Net Assets	$16,763,292	$16,819,117	$893,371,763	$99,596,962
Calculation of Net Asset Value Per Share:
Net assets	$16,763,292	$16,819,117	$893,371,763	$99,596,962
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	500,001	923,646	5,628,422	4,107,895
Net assets value, redemption price and offering price per share	$33.53	$18.21	$158.73	$24.25
Cost of Investments	$17,001,713	$24,674,575	$908,955,384	$119,786,289

*  Securities loaned with values of $ – , $ – , $9,896,556 and $ – , respectively. See Note 2.
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
61

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily Select Large Caps & FANGs Bull 2X Shares	Direxion Daily Software Bull 2X Shares	Direxion Daily TIPS Bull 2X Shares	Direxion Daily TIPS Bear 2X Shares
Assets:
Investments, at fair value (Note 2)	$8,500,229	$3,805,919	$7,451,231	$6,268,308
Receivable for investments sold	1,801,933	—	—	—
Dividend and interest receivable	795	1,050	240	730
Due from broker for swap contracts	2,270	484	—	—
Unrealized appreciation on swap contracts	—	—	—	34,104
Prepaid expenses and other assets	149	15,725	—	—
Total Assets	10,305,376	3,823,178	7,451,471	6,303,142
Liabilities:
Payable for investments purchased	1,794,473	—	—	—
Unrealized depreciation on swap contracts	275,021	479,113	19,074	—
Due to Adviser, net (Note 6)	5,121	1,933	708	386
Due to broker for swap contracts	403,617	44,747	1,035	3,882
Accrued expenses and other liabilities	20,371	10,816	3,091	3,067
Total Liabilities	2,498,603	536,609	23,908	7,335
Net Assets	$7,806,773	$3,286,569	$7,427,563	$6,295,807
Net Assets Consist of:
Capital stock	$19,097,427	$5,848,819	$7,467,991	$6,271,309
Total distributable earnings (loss)	(11,290,654)	(2,562,250)	(40,428)	24,498
Net Assets	$7,806,773	$3,286,569	$7,427,563	$6,295,807
Calculation of Net Asset Value Per Share:
Net assets	$7,806,773	$3,286,569	$7,427,563	$6,295,807
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,050,001	250,001	300,001	250,001
Net assets value, redemption price and offering price per share	$7.44	$13.15	$24.76	$25.18
Cost of Investments	$9,685,982	$4,624,935	$7,467,625	$6,268,308

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
62

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily Travel & Vacation Bull 2X Shares	Direxion Daily US Infrastructure Bull 2X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$48,343,335	$6,521,189
Receivable for Fund shares sold	722	—
Dividend and interest receivable	12,976	5,010
Due from broker for swap contracts	238	173,746
Prepaid expenses and other assets	2,036	925
Total Assets	48,359,307	6,700,870
Liabilities:
Collateral for securities loaned (Note 2)	8,506	123,776
Payable for Fund shares redeemed	724,505	—
Unrealized depreciation on swap contracts	910,874	242,192
Due to Adviser, net (Note 6)	32,355	1,222
Due to broker for swap contracts	955,827	15,446
Accrued expenses and other liabilities	30,128	22,783
Total Liabilities	2,662,195	405,419
Net Assets	$45,697,112	$6,295,451
Net Assets Consist of:
Capital stock	$57,762,537	$6,494,455
Total distributable loss	(12,065,425)	(199,004)
Net Assets	$45,697,112	$6,295,451
Calculation of Net Asset Value Per Share:
Net assets	$45,697,112	$6,295,451
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,850,001	250,001
Net assets value, redemption price and offering price per share	$16.03	$25.18
Cost of Investments	$51,221,162	$6,519,214

*  Securities loaned with values of $7,722 and $117,099, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
63

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares
Investment Income:
Dividend income	$—	$—	$398,036	$—
Interest income	54,315	98,407	21,588	73,272
Securities lending income	—	—	84,845	—
Total investment income	54,315	98,407	504,469	73,272
Expenses:
Investment advisory fees (Note 6)	406,932	356,629	341,183	1,193,632
Fund servicing fees	23,973	35,978	16,169	55,365
Licensing fees	20,345	50,946	13,646	47,746
Management service fees (Note 6)	16,772	25,205	11,247	39,348
Reports to shareholders	9,809	15,198	6,415	22,679
Professional fees	9,161	11,337	7,755	14,749
Pricing fees	2,976	2,976	2,975	2,976
Exchange listing fees	2,697	2,697	2,697	2,697
Trustees' fees and expenses	1,906	2,975	1,238	4,393
Insurance fees	1,276	1,937	849	2,974
Interest expense	1,239	1,314	139	414
Other	1,507	2,025	1,066	3,569
Total Expenses	498,593	509,217	405,379	1,390,542
Recoupment of expenses to Adviser (Note 6)	—	—	—	450
Less: Reimbursement of expenses from Adviser (Note 6)	—	(49,380)	—	—
Net Expenses	498,593	459,837	405,379	1,390,992
Net investment income (loss)	(444,278)	(361,430)	99,090	(1,317,720)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	—	(12,303,638)	(122,630,606)
In-kind redemptions	—	—	(10,591)	9,494,466
Swap contracts	18,589,457	3,399,947	(5,839,643)	(230,542,075)
Net realized gain (loss)	18,589,457	3,399,947	(18,153,872)	(343,678,215)
Capital gain distributions from regulated investment companies	—	—	—	12,059,110
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	—	2,628,117	(147,128)
Swap contracts	10,905,865	17,745,605	(23,949,217)	(12,406,776)
Change in net unrealized appreciation (depreciation)	10,905,865	17,745,605	(21,321,100)	(12,553,904)
Net realized and unrealized gain (loss)	29,495,322	21,145,552	(39,474,972)	(344,173,009)
Net increase (decrease) in net assets resulting from operations	$29,051,044	$20,784,122	$(39,375,882)	$(345,490,729)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
64

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily S&P 500 Equal Weight Bull 2X Shares[1]	Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily MSCI India Bull 2X Shares
Investment Income:
Dividend income	$371,311	$15,636	$10,788,538	$2,337,114
Interest income	1,089	382	48,540	17,706
Securities lending income	—	—	98,232	—
Total investment income	372,400	16,018	10,935,310	2,354,820
Expenses:
Investment advisory fees (Note 6)	145,051	10,007	737,369	311,853
Licensing fees	17,406	4,151	—	—
Fund servicing fees	10,510	746	34,455	14,833
Management service fees (Note 6)	7,173	330	24,310	10,280
Professional fees	6,748	2,853	11,028	7,518
Reports to shareholders	4,148	210	14,119	5,913
Pricing fees	2,976	1,660	2,976	2,976
Exchange listing fees	2,697	1,452	2,697	2,697
Trustees' fees and expenses	804	42	2,740	1,145
Insurance fees	543	26	1,843	777
Interest expense	246	—	7,468	2,760
Offering fees	—	1,384	—	—
Excise tax	—	—	17,616	—
Other	673	24	60,686	17,612
Total Expenses	198,975	22,885	917,307	378,364
Less: Reimbursement of expenses from Adviser (Note 6)	(24,668)	(10,210)	—	—
Net Expenses	174,307	12,675	917,307	378,364
Net investment income	198,093	3,343	10,018,003	1,976,456
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(673,086)	(4,068)	(15,969,114)	—
In-kind redemptions	—	—	4,322,570	481,040
Swap contracts	973,138	(122,463)	19,150,495	15,020,428
Net realized gain (loss)	300,052	(126,531)	7,503,951	15,501,468
Change in net unrealized appreciation (depreciation) on:
Investment securities	(5,810,108)	(207,307)	25,673,788	(4,989,665)
Swap contracts	(7,462,552)	(315,373)	38,007,211	(23,091,737)
Change in net unrealized appreciation (depreciation)	(13,272,660)	(522,680)	63,680,999	(28,081,402)
Net realized and unrealized gain (loss)	(12,972,608)	(649,211)	71,184,950	(12,579,934)
Net increase (decrease) in net assets resulting from operations	$(12,774,515)	$(645,868)	$81,202,953	$(10,603,478)

1  Represents the period from January 20, 2022 (commencement of operations) to April 30, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
65

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily 5G Communications Bull 2X Shares	Direxion Daily Cloud Computing Bull 2X Shares	Direxion Daily Cloud Computing Bear 2X Shares	Direxion Daily Energy Bull 2X Shares
Investment Income:
Dividend income (net of foreign withholding tax of $1,432, $—, $— and $—, respectively)	$46,844	$18,519	$—	$10,488,665
Interest income	515	1,215	6,302	48,967
Securities lending income	118	51	—	1
Total investment income	47,477	19,785	6,302	10,537,633
Expenses:
Investment advisory fees (Note 6)	19,674	59,835	58,494	2,363,369
Professional fees	5,121	5,447	5,443	24,540
Pricing fees	2,976	2,976	2,975	2,976
Exchange listing fees	2,697	2,697	2,697	3,595
Licensing fees	2,480	11,901	11,901	252,093
Fund servicing fees	1,400	3,236	3,197	109,759
Management service fees (Note 6)	648	1,972	1,929	77,931
Reports to shareholders	372	1,106	1,130	46,036
Trustees' fees and expenses	72	213	220	8,968
Insurance fees	49	148	147	5,947
Interest expense	48	253	1,251	55,995
Other	65	197	179	6,600
Total Expenses	35,602	89,981	89,563	2,957,809
Recoupment of expenses to Adviser (Note 6)	—	—	—	1,215
Less: Reimbursement of expenses from Adviser (Note 6)	(10,632)	(13,936)	(14,220)	—
Net Expenses	24,970	76,045	75,343	2,959,024
Net investment income (loss)	22,507	(56,260)	(69,041)	7,578,609
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	89,321	(1,810,254)	—	(3,271,677)
In-kind redemptions	—	225,018	—	114,019,195
Swap contracts	(257,524)	(6,933,426)	6,451,079	246,933,446
Net realized gain (loss)	(168,203)	(8,518,662)	6,451,079	357,680,964
Change in net unrealized appreciation (depreciation) on:
Investment securities	(512,454)	(4,954,453)	—	18,216,904
Swap contracts	(502,171)	(4,924,216)	5,627,348	(42,977,701)
Change in net unrealized appreciation (depreciation)	(1,014,625)	(9,878,669)	5,627,348	(24,760,797)
Net realized and unrealized gain (loss)	(1,182,828)	(18,397,331)	12,078,427	332,920,167
Net increase (decrease) in net assets resulting from operations	$(1,160,321)	$(18,453,591)	$12,009,386	$340,498,776

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
66

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily Energy Bear 2X Shares	Direxion Daily Fintech Bull 2X Shares[1]	Direxion Daily Global Clean Energy Bull 2X Shares ETF	Direxion Daily Gold Miners Index Bull 2X Shares
Investment Income:
Dividend income (net of foreign withholding tax of $—, $10, $— and $—, respectively)	$—	$9,662	$38,112	$6,014,029
Interest income	15,889	442	571	133,934
Securities lending income	—	62	129	44
Total investment income	15,889	10,166	38,812	6,148,007
Expenses:
Investment advisory fees (Note 6)	113,742	11,085	28,331	2,728,725
Licensing fees	12,133	6,641	12,397	67,807
Professional fees	5,900	2,861	5,192	27,423
Fund servicing fees	5,750	797	1,798	126,193
Management service fees (Note 6)	3,750	366	934	89,962
Pricing fees	2,976	1,660	2,976	2,976
Exchange listing fees	2,697	1,452	2,697	3,471
Reports to shareholders	2,191	232	533	52,124
Trustees' fees and expenses	425	46	103	10,104
Insurance fees	286	29	71	6,823
Interest expense	29	—	106	35,068
Offering fees	—	4,151	—	—
Excise tax	—	—	145	—
Other	330	26	85	24,395
Total Expenses	150,209	29,346	55,368	3,175,071
Recoupment of expenses to Adviser (Note 6)	—	—	—	7,397
Less: Reimbursement of expenses from Adviser (Note 6)	(6,106)	(15,305)	(19,230)	—
Net Expenses	144,103	14,041	36,138	3,182,468
Net investment income (loss)	(128,214)	(3,875)	2,674	2,965,539
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	(198,647)	(526,256)	(30,704,240)
In-kind redemptions	—	—	(55,819)	21,765,334
Swap contracts	(22,980,190)	(270,489)	(2,048,381)	(66,645,880)
Net realized loss	(22,980,190)	(469,136)	(2,630,456)	(75,584,786)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(541,091)	(1,780,340)	42,187,279
Swap contracts	5,529,229	(676,706)	(1,266,036)	178,438,896
Change in net unrealized appreciation (depreciation)	5,529,229	(1,217,797)	(3,046,376)	220,626,175
Net realized and unrealized gain (loss)	(17,450,961)	(1,686,933)	(5,676,832)	145,041,389
Net increase (decrease) in net assets resulting from operations	$(17,579,175)	$(1,690,808)	$(5,674,158)	$148,006,928

1  Represents the period from January 20, 2022 (commencement of operations) to April 30, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
67

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily Gold Miners Index Bear 2X Shares	Direxion Daily Junior Gold Miners Index Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares	Direxion Daily Metal Miners Bull 2X Shares[1]
Investment Income:
Dividend income	$—	$3,264,450	$—	$33,562
Interest income	36,400	112,659	30,706	2,234
Securities lending income	—	4,094	—	130
Total investment income	36,400	3,381,203	30,706	35,926
Expenses:
Investment advisory fees (Note 6)	267,491	1,717,876	275,144	38,123
Fund servicing fees	12,859	79,581	13,188	2,154
Management service fees (Note 6)	8,820	56,634	9,072	1,258
Professional fees	7,174	19,085	7,230	4,048
Exchange listing fees	5,207	2,697	2,697	1,956
Reports to shareholders	5,188	32,708	5,275	787
Pricing fees	2,976	2,976	2,976	2,236
Licensing fees	2,175	1,240	1,240	5,656
Interest expense	1,761	10,223	3,073	—
Trustees' fees and expenses	1,009	6,335	1,022	155
Insurance fees	673	4,291	690	98
Offering fees	—	—	—	1,863
Other	16,696	21,273	16,721	105
Total Expenses	332,029	1,954,919	338,328	58,439
Recoupment of expenses to Adviser (Note 6)	20,350	—	9,992	—
Less: Reimbursement of expenses from Adviser (Note 6)	(11,797)	—	(9,992)	(10,145)
Net Expenses	340,582	1,954,919	338,328	48,294
Net investment income (loss)	(304,182)	1,426,284	(307,622)	(12,368)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	(11,117,377)	—	44,075
In-kind redemptions	—	15,813,351	—	1,142,808
Swap contracts	(6,784,118)	11,782,889	(21,998,348)	5,017,384
Net realized gain (loss)	(6,784,118)	16,478,863	(21,998,348)	6,204,267
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(2,908,322)	—	(421,712)
Swap contracts	(12,785,160)	(10,788,442)	17,459,721	(3,320,209)
Change in net unrealized appreciation (depreciation)	(12,785,160)	(13,696,764)	17,459,721	(3,741,921)
Net realized and unrealized gain (loss)	(19,569,278)	2,782,099	(4,538,627)	2,462,346
Net increase (decrease) in net assets resulting from operations	$(19,873,460)	$4,208,383	$(4,846,249)	$2,449,978

1  Represents the period from December 16, 2021 (commencement of operations) to April 30, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
68

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily Oil Services Bull 2X Shares[1]	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Investment Income:
Dividend income (net of foreign withholding tax of $9, $—, $— and $—, respectively)	$13,102	$—	$4,523,126	$—
Interest income	791	6,676	176,517	45,760
Securities lending income	—	—	12,158	—
Total investment income	13,893	6,676	4,711,801	45,760
Expenses:
Investment advisory fees (Note 6)	20,765	119,751	3,258,666	338,602
Professional fees	2,944	5,935	31,854	7,755
Pricing fees	1,661	2,976	2,976	2,976
Licensing fees	1,492	9,607	347,591	36,118
Exchange listing fees	1,452	2,697	2,697	2,697
Offering fees	1,384	—	—	—
Fund servicing fees	1,252	5,980	150,829	16,119
Management service fees (Note 6)	685	3,947	107,441	11,164
Reports to shareholders	437	2,217	62,838	6,504
Trustees' fees and expenses	87	426	12,214	1,261
Insurance fees	54	296	8,169	849
Interest expense	—	694	123,692	—
Other	45	394	9,361	999
Total Expenses	32,258	154,920	4,118,328	425,044
Recoupment of expenses to Adviser (Note 6)	—	528	2,261	3,895
Less: Reimbursement of expenses from Adviser (Note 6)	(5,955)	(3,069)	—	(43)
Net Expenses	26,303	152,379	4,120,589	428,896
Net investment income (loss)	(12,410)	(145,703)	591,212	(383,136)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(239,960)	—	(13,114,491)	—
In-kind redemptions	293,116	—	94,340,541	—
Swap contracts	467,587	(6,904,749)	510,428,589	(83,291,930)
Net realized gain (loss)	520,743	(6,904,749)	591,654,639	(83,291,930)
Change in net unrealized appreciation (depreciation) on:
Investment securities	274,245	(6,109,168)	30,933,222	—
Swap contracts	(194,362)	(15,118,647)	(272,933,182)	37,255,201
Change in net unrealized appreciation (depreciation)	79,883	(21,227,815)	(241,999,960)	37,255,201
Net realized and unrealized gain (loss)	600,626	(28,132,564)	349,654,679	(46,036,729)
Net increase (decrease) in net assets resulting from operations	$588,216	$(28,278,267)	$350,245,891	$(46,419,865)

1  Represents the period from January 20, 2022 (commencement of operations) to April 30, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
69

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily Select Large Caps & FANGs Bull 2X Shares	Direxion Daily Software Bull 2X Shares[1]	Direxion Daily TIPS Bull 2X Shares[2]	Direxion Daily TIPS Bear 2X Shares[2]
Investment Income:
Dividend income (net of foreign withholding tax of $—, $13, $— and $—, respectively)	$2,833	$4,564	$—	$—
Interest income	1,278	287	240	730
Securities lending income	3	9	—	—
Total investment income	4,114	4,860	240	730
Expenses:
Investment advisory fees (Note 6)	33,668	11,527	2,999	2,726
Professional fees	5,236	3,821	684	681
Licensing fees	4,959	9,315	710	710
Pricing fees	2,976	2,236	395	395
Exchange listing fees	2,697	1,956	345	345
Fund servicing fees	2,045	904	208	195
Management service fees (Note 6)	1,110	380	99	90
Reports to shareholders	644	227	64	58
Trustees' fees and expenses	125	45	13	12
Insurance fees	84	29	8	7
Offering fees	—	1,863	658	658
Other	99	42	6	6
Total Expenses	53,643	32,345	6,189	5,883
Less: Reimbursement of expenses from Adviser (Note 6)	(10,997)	(17,743)	(2,390)	(2,430)
Net Expenses	42,646	14,602	3,799	3,453
Net investment loss	(38,532)	(9,742)	(3,559)	(2,723)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(3,475,670)	(324,274)	—	—
In-kind redemptions	50,932	95,515	—	—
Swap contracts	(6,361,841)	(1,025,620)	(1,401)	(6,883)
Net realized loss	(9,786,579)	(1,254,379)	(1,401)	(6,883)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,624,246)	(819,016)	(16,394)	—
Swap contracts	(484,921)	(479,113)	(19,074)	34,104
Change in net unrealized appreciation (depreciation)	(2,109,167)	(1,298,129)	(35,468)	34,104
Net realized and unrealized gain (loss)	(11,895,746)	(2,552,508)	(36,869)	27,221
Net increase (decrease) in net assets resulting from operations	$(11,934,278)	$(2,562,250)	$(40,428)	$24,498

1  Represents the period from December 16, 2021 (commencement of operations) to April 30, 2022.

2  Represents the period from April 7, 2022 (commencement of operations) to April 30, 2022.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
70

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily Travel & Vacation Bull 2X Shares	Direxion Daily US Infrastructure Bull 2X Shares
Investment Income:
Dividend income (net of foreign withholding tax of $— and $4,387, respectively)	$78,889	$49,206
Interest income	3,756	930
Securities lending income	284	64
Total investment income	82,929	50,200
Expenses:
Investment advisory fees (Note 6)	123,530	25,569
Licensing fees	9,883	11,901
Fund servicing fees	6,219	1,673
Professional fees	5,986	5,170
Management service fees (Note 6)	4,074	843
Pricing fees	2,976	2,975
Exchange listing fees	2,697	2,697
Reports to shareholders	2,445	490
Trustees' fees and expenses	479	95
Insurance fees	312	64
Interest expense	207	44
Other	350	80
Total Expenses	159,158	51,601
Recoupment of expenses to Adviser (Note 6)	401	—
Less: Reimbursement of expenses from Adviser (Note 6)	(2,880)	(19,170)
Net Expenses	156,679	32,431
Net investment income (loss)	(73,750)	17,769
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(3,335,064)	47,205
In-kind redemptions	1,528,112	—
Swap contracts	(5,485,593)	(17,386)
Net realized gain (loss)	(7,292,545)	29,819
Change in net unrealized depreciation on: Investment securities	(2,403,133)	(226,801)
Swap contracts	(894,703)	(538,270)
Change in net unrealized depreciation	(3,297,836)	(765,071)
Net realized and unrealized loss	(10,590,381)	(735,252)
Net decrease in net assets resulting from operations	$(10,664,131)	$(717,483)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
71

Statements of Changes in Net Assets

	Direxion Daily CSI 300 China A Share Bear 1X Shares		Direxion Daily S&P 500® Bear 1X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment loss	$(444,278)	$(1,257,195)	$(361,430)	$(536,836)
Net realized gain (loss)	18,589,457	(6,236,161)	3,399,947	(43,191,685)
Change in net unrealized appreciation (depreciation)	10,905,865	(3,411,971)	17,745,605	(6,973,039)
Net increase (decrease) in net assets resulting from operations	29,051,044	(10,905,327)	20,784,122	(50,701,560)
Distributions to shareholders:
Net distributions to shareholders	—	—	—	—
Capital share transactions:
Proceeds from shares sold	2,849,544	264,056,763	275,699,556	59,430,595
Cost of shares redeemed	(2,750,490)	(216,017,390)	(63,839,609)	(60,630,303)
Transaction fees (Note 4)	550	59,679	143	—
Net increase (decrease) in net assets resulting from capital transactions	99,604	48,099,052	211,860,090	(1,199,708)
Total increase (decrease) in net assets	29,150,648	37,193,725	232,644,212	(51,901,268)
Net assets:
Beginning of year/period	131,394,496	94,200,771	123,669,279	175,570,547
End of year/period	$160,545,144	$131,394,496	$356,313,491	$123,669,279
Changes in shares outstanding
Shares outstanding, beginning of year/period	7,850,000	4,650,000	8,449,983	8,249,983
Shares sold	150,000	15,600,000	18,250,000	3,650,000
Shares repurchased	(150,000)	(12,400,000)	(4,250,000)	(3,450,000)
Shares outstanding, end of year/period	7,850,000	7,850,000	22,449,983	8,449,983

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
72

Statements of Changes in Net Assets

	Direxion Daily CSI 300 China A Share Bull 2X Shares		Direxion Daily CSI China Internet Index Bull 2X Shares[1]
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$99,090	$(573,405)	$(1,317,720)	$(942,350)
Net realized gain (loss)	(18,153,872)	46,095,087	(343,678,215)	(83,670,156)
Capital gain distributions from regulated investment companies	—	—	12,059,110	—
Change in net unrealized depreciation	(21,321,100)	(23,372,749)	(12,553,904)	(60,639,550)
Net increase (decrease) in net assets resulting from operations	(39,375,882)	22,148,933	(345,490,729)	(145,252,056)
Distributions to shareholders:
Net distributions to shareholders	(1,970,706)	—	—	—
Total distributions	(1,970,706)	—	—	—
Capital share transactions:
Proceeds from shares sold	2,840,878	87,079,703	464,062,689	442,985,463
Cost of shares redeemed	(19,672,962)	(87,706,292)	(94,007,326)	(39,912,521)
Transaction fees (Note 4)	1,967	8,771	9,944	4,773
Net increase (decrease) in net assets resulting from capital transactions	(16,830,117)	(617,818)	370,065,307	403,077,715
Total increase (decrease) in net assets	(58,176,705)	21,531,115	24,574,578	257,825,659
Net assets:
Beginning of year/period	117,918,843	96,387,728	314,433,336	56,607,677
End of year/period	$59,742,138	$117,918,843	$339,007,914	$314,433,336
Changes in shares outstanding
Shares outstanding, beginning of year/period	3,000,000	2,950,000	1,620,000	105,000
Shares sold	100,000	2,000,000	5,210,000	1,605,000
Shares repurchased	(500,000)	(1,950,000)	(1,030,000)	(90,000)
Shares outstanding, end of year/period	2,600,000	3,000,000	5,800,000	1,620,000

1  Effective May 31, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
73

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 2X Shares		Direxion Daily S&P 500 Equal Weight Bull 2X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	For the Period January 20, 2022[1] through April 30, 2022 (Unaudited)
Operations:
Net investment income	$198,093	$256,560	$3,343
Net realized gain (loss)	300,052	8,161,261	(126,531)
Change in net unrealized appreciation (depreciation)	(13,272,660)	10,896,079	(522,680)
Net increase (decrease) in net assets resulting from operations	(12,774,515)	19,313,900	(645,868)
Distributions to shareholders:
Net distributions to shareholders	(1,711,768)	(1,712,190)	—
Total distributions	(1,711,768)	(1,712,190)	—
Capital share transactions:
Proceeds from shares sold	5,182,220	92,337,294	5,000,025
Cost of shares redeemed	—	(67,628,708)	—
Transaction fees (Note 4)	—	13,526	—
Net increase in net assets resulting from capital transactions	5,182,220	24,722,112	5,000,025
Total increase (decrease) in net assets	(9,304,063)	42,323,822	4,354,157
Net assets:
Beginning of year/period	59,647,715	17,323,893	—
End of year/period	$50,343,652	$59,647,715	$4,354,157
Changes in shares outstanding
Shares outstanding, beginning of year/period	533,236	283,236	—
Shares sold	50,000	900,000	200,001
Shares repurchased	—	(650,000)	—
Shares outstanding, end of year/period	583,236	533,236	200,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
74

Statements of Changes in Net Assets

	Direxion Daily MSCI Brazil Bull 2X Shares		Direxion Daily MSCI India Bull 2X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$10,018,003	$1,145,805	$1,976,456	$(876,295)
Net realized gain	7,503,951	102,643,248	15,501,468	81,179,032
Change in net unrealized appreciation (depreciation)	63,680,999	(60,436,720)	(28,081,402)	(9,966,185)
Net increase (decrease) in net assets resulting from operations	81,202,953	43,352,333	(10,603,478)	70,336,552
Distributions to shareholders:
Net distributions to shareholders	(10,193,380)	(1,145,805)	(2,174,613)	—
Return of capital	—	(490,797)	—	—
Total distributions	(10,193,380)	(1,636,602)	(2,174,613)	—
Capital share transactions:
Proceeds from shares sold	55,615,888	218,999,576	8,635,613	157,703,223
Cost of shares redeemed	(180,116,171)	(236,123,149)	(19,961,818)	(219,599,179)
Transaction fees (Note 4)	36,024	47,224	3,993	58,878
Net decrease in net assets resulting from capital transactions	(124,464,259)	(17,076,349)	(11,322,212)	(61,837,078)
Total increase (decrease) in net assets	(53,454,686)	24,639,382	(24,100,303)	8,499,474
Net assets:
Beginning of year/period	185,491,922	160,852,540	92,845,619	84,346,145
End of year/period	$132,037,236	$185,491,922	$68,745,316	$92,845,619
Changes in shares outstanding
Shares outstanding, beginning of year/period	2,758,631	2,608,631	1,499,686	2,749,686
Shares sold	750,000	2,400,000	150,000	2,600,000
Shares repurchased	(2,000,000)	(2,250,000)	(350,000)	(3,850,000)
Shares outstanding, end of year/period	1,508,631	2,758,631	1,299,686	1,499,686

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
75

Statements of Changes in Net Assets

	Direxion Daily 5G Communications Bull 2X Shares		Direxion Daily Cloud Computing Bull 2X Shares
	Six Months Ended April 30, 2022 (Unaudited)	For the Period June 10, 2021[1] through October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	For the Period January 8, 2021[1] through October 31, 2021
Operations:
Net investment income (loss)	$22,507	$4,994	$(56,260)	$(174,933)
Net realized gain (loss)	(168,203)	(28,155)	(8,518,662)	2,518,027
Change in net unrealized appreciation (depreciation)	(1,014,625)	137,271	(9,878,669)	4,672,641
Net increase (decrease) in net assets resulting from operations	(1,160,321)	114,110	(18,453,591)	7,015,735
Distributions to shareholders:
Net distributions to shareholders	(25,984)	(4,840)	(916,786)	—
Total distributions	(25,984)	(4,840)	(916,786)	—
Capital share transactions:
Proceeds from shares sold	1,565,845	5,000,025	6,755,008	30,376,308
Cost of shares redeemed	(1,566,103)	—	(5,874,167)	(10,092,861)
Transaction fees (Note 4)	15,661	—	1,535	1,957
Net increase in net assets resulting from capital transactions	15,403	5,000,025	882,376	20,285,404
Total increase (decrease) in net assets	(1,170,902)	5,109,295	(18,488,001)	27,301,139
Net assets:
Beginning of year/period	5,109,295	—	27,301,139	—
End of year/period	$3,938,393	$5,109,295	$8,813,138	$27,301,139
Changes in shares outstanding
Shares outstanding, beginning of year/period	200,001	—	850,001	—
Shares sold	50,000	200,001	350,000	1,200,001
Shares repurchased	(50,000)	—	(325,000)	(350,000)
Shares outstanding, end of year/period	200,001	200,001	875,001	850,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
76

Statements of Changes in Net Assets

	Direxion Daily Cloud Computing Bear 2X Shares		Direxion Daily Energy Bull 2X Shares
	Six Months Ended April 30, 2022 (Unaudited)	For the Period January 8, 2021[1] through October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(69,041)	$(127,207)	$7,578,609	$12,969,518
Net realized gain (loss)	6,451,079	(5,879,912)	357,680,964	308,653,486
Change in net unrealized appreciation (depreciation)	5,627,348	(1,752,396)	(24,760,797)	298,039,398
Net increase (decrease) in net assets resulting from operations	12,009,386	(7,759,515)	340,498,776	619,662,402
Distributions to shareholders:
Net distributions to shareholders	—	—	(7,822,552)	(13,092,316)
Total distributions	—	—	(7,822,552)	(13,092,316)
Capital share transactions:
Proceeds from shares sold	1,147,843	23,273,757	505,743,928	345,538,387
Cost of shares redeemed	(6,407,965)	(3,199,803)	(811,962,872)	(609,987,702)
Transaction fees (Note 4)	1,922	834	210,299	136,002
Net increase (decrease) in net assets resulting from capital transactions	(5,258,200)	20,074,788	(306,008,645)	(264,313,313)
Total increase in net assets	6,751,186	12,315,273	26,667,579	342,256,773
Net assets:
Beginning of year/period	12,315,273	—	599,755,061	257,498,288
End of year/period	$19,066,459	$12,315,273	$626,422,640	$599,755,061
Changes in shares outstanding
Shares outstanding, beginning of year/period	800,001	—	18,963,531	30,463,531
Shares sold	50,000	925,001	11,200,000	18,350,000
Shares repurchased	(275,000)	(125,000)	(18,400,000)	(29,850,000)
Shares outstanding, end of year/period	575,001	800,001	11,763,531	18,963,531

1  Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
77

Statements of Changes in Net Assets

	Direxion Daily Energy Bear 2X Shares[2]		Direxion Daily Fintech Bull 2X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	For the Period January 20, 2022[1] through April 30, 2022 (Unaudited)
Operations:
Net investment loss	$(128,214)	$(280,063)	$(3,875)
Net realized (loss)	(22,980,190)	(38,073,006)	(469,136)
Change in net unrealized appreciation (depreciation)	5,529,229	(16,329,694)	(1,217,797)
Net (decrease) in net assets resulting from operations	(17,579,175)	(54,682,763)	(1,690,808)
Distributions to shareholders:
Net distributions to shareholders	—	—	—
Capital share transactions:
Proceeds from shares sold	55,646,983	156,689,364	6,128,864
Cost of shares redeemed	(33,100,346)	(96,555,883)	—
Transaction fees (Note 4)	9,930	28,967	—
Net increase in net assets resulting from capital transactions	22,556,567	60,162,448	6,128,864
Total increase in net assets	4,977,392	5,479,685	4,438,056
Net assets:
Beginning of year/period	39,105,273	33,625,588	—
End of year/period	$44,082,665	$39,105,273	$4,438,056
Changes in shares outstanding
Shares outstanding, beginning of year/period	355,706	45,706	—
Shares sold	890,000	770,000	250,001
Shares repurchased	(425,000)	460,000	—
Shares outstanding, end of year/period	820,706	355,706	250,001

1  Commencement of Operations.

2  Effective May 31, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
78

Statements of Changes in Net Assets

	Direxion Daily Global Clean Energy Bull 2X Shares ETF		Direxion Daily Gold Miners Index Bull 2X Shares
	Six Months Ended April 30, 2022 (Unaudited)	For the Period July 29, 2021[1] through October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$2,674	$(13,091)	$2,965,539	$(4,700,270)
Net realized gain (loss)	(2,630,456)	(81,426)	(75,584,786)	8,619,940
Change in net unrealized appreciation (depreciation)	(3,046,376)	1,556,585	220,626,175	(307,663,100)
Net increase (decrease) in net assets resulting from operations	(5,674,158)	1,462,068	148,006,928	(303,743,430)
Distributions to shareholders:
Net distributions to shareholders	(16,184)	—	—	—
Total distributions	(16,184)	—	—	—
Capital share transactions:
Proceeds from shares sold	6,974,965	6,067,048	148,812,697	1,270,883,667
Cost of shares redeemed	(3,276,694)	—	(469,031,319)	(1,248,537,836)
Transaction fees (Note 4)	789	—	110,557	255,404
Net increase (decrease) in net assets resulting from capital transactions	3,699,060	6,067,048	(320,108,065)	22,601,235
Total increase (decrease) in net assets	(1,991,282)	7,529,116	(172,101,137)	(281,142,195)
Net assets:
Beginning of year/period	7,529,116	—	750,864,079	1,032,006,274
End of year/period	$5,537,834	$7,529,116	$578,762,942	$750,864,079
Changes in shares outstanding
Shares outstanding, beginning of year/period	250,001	—	15,301,908	13,451,908
Shares sold	250,000	250,001	3,000,000	20,750,000
Shares repurchased	(150,000)	—	(8,350,000)	(18,900,000)
Shares outstanding, end of year/period	350,001	250,001	9,951,908	15,301,908

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
79

Statements of Changes in Net Assets

	Direxion Daily Gold Miners Index Bear 2X Shares		Direxion Daily Junior Gold Miners Index Bull 2X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(304,182)	$(786,586)	$1,426,284	$(545,141)
Net realized gain (loss)	(6,784,118)	8,499,717	16,478,863	(49,436,562)
Change in net unrealized appreciation (depreciation)	(12,785,160)	17,699,304	(13,696,764)	(221,582,062)
Net increase (decrease) in net assets resulting from operations	(19,873,460)	25,412,435	4,208,383	(271,563,765)
Distributions to shareholders:
Net distributions to shareholders	—	—	—	—
Return of capital	—	—	—	(2,449,837)
Total distributions	—	—	—	(2,449,837)
Capital share transactions:
Proceeds from shares sold	179,969,431	411,796,690	140,094,200	783,062,248
Cost of shares redeemed	(139,457,162)	(474,856,919)	(292,628,699)	(666,253,215)
Transaction fees (Note 4)	41,837	128,613	63,639	134,753
Net increase (decrease) in net assets resulting from capital transactions	40,554,106	(62,931,616)	(152,470,860)	116,943,786
Total increase (decrease) in net assets	20,680,646	(37,519,181)	(148,262,477)	(157,069,816)
Net assets:
Beginning of year/period	64,076,047	101,595,228	515,809,877	672,879,693
End of year/period	$84,756,693	$64,076,047	$367,547,400	$515,809,877
Changes in shares outstanding
Shares outstanding, beginning of year/period	3,110,171	5,060,171	7,693,351	5,743,351
Shares sold	11,350,000	21,600,000	2,300,000	8,850,000
Shares repurchased	(8,400,000)	(23,550,000)	(4,200,000)	(6,900,000)
Shares outstanding, end of year/period	6,060,171	3,110,171	5,793,351	7,693,351

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
80

Statements of Changes in Net Assets

	Direxion Daily Junior Gold Miners Index Bear 2X Shares		Direxion Daily Metal Miners Bull 2X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	For the Period December 16, 2021[1] through April 30, 2022 (Unaudited)
Operations:
Net investment loss	$(307,622)	$(660,911)	$(12,368)
Net realized gain (loss)	(21,998,348)	7,764,779	6,204,267
Change in net unrealized appreciation (depreciation)	17,459,721	16,618,639	(3,741,921)
Net increase (decrease) in net assets resulting from operations	(4,846,249)	23,722,507	2,449,978
Distributions to shareholders:
Net distributions to shareholders	—	—	—
Capital share transactions:
Proceeds from shares sold	120,214,269	303,061,049	25,828,622
Cost of shares redeemed	(112,193,166)	(334,778,915)	(4,347,148)
Transaction fees (Note 4)	33,658	100,434	869
Net increase (decrease) in net assets resulting from capital transactions	8,054,761	(31,617,432)	21,482,343
Total increase (decrease) in net assets	3,208,512	(7,894,925)	23,932,321
Net assets:
Beginning of year/period	75,674,800	83,569,725	—
End of year/period	$78,883,312	$75,674,800	$23,932,321
Changes in shares outstanding
Shares outstanding, beginning of year/period	6,882,449	7,132,449	—
Shares sold	13,050,000	30,400,000	650,001
Shares repurchased	(11,000,000)	(30,650,000)	(100,000)
Shares outstanding, end of year/period	8,932,449	6,882,449	550,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
81

Statements of Changes in Net Assets

	Direxion Daily Oil Services Bull 2X Shares	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
	For the Period January 20, 2022[1] through April 30, 2022 (Unaudited)	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment loss	$(12,410)	$(145,703)	$(439,632)
Net realized gain (loss)	520,743	(6,904,749)	30,972,584
Change in net unrealized appreciation (depreciation)	79,883	(21,227,815)	(3,542,745)
Net increase (decrease) in net assets resulting from operations	588,216	(28,278,267)	26,990,207
Distributions to shareholders:
Net distributions to shareholders	(1,428)	(905,597)	(8,502,373)
Total distributions	(1,428)	(905,597)	(8,502,373)
Capital share transactions:
Proceeds from shares sold	17,890,608	—	61,949,312
Cost of shares redeemed	(1,714,447)	—	(78,700,624)
Transaction fees (Note 4)	343	—	21,880
Net increase (decrease) in net assets resulting from capital transactions	16,176,504	—	(16,729,432)
Total increase (decrease) in net assets	16,763,292	(29,183,864)	1,758,402
Net assets:
Beginning of year/period	—	46,002,981	44,244,579
End of year/period	$16,763,292	$16,819,117	$46,002,981
Changes in shares outstanding
Shares outstanding, beginning of year/period	—	923,646	1,323,645
Shares sold	550,001	—	1,300,001
Shares repurchased	(50,000)	—	(1,700,000)
Shares outstanding, end of year/period	500,001	923,646	923,646

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
82

Statements of Changes in Net Assets

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares		Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares[1]
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$591,212	$(1,837,763)	$(383,136)	$(581,954)
Net realized gain (loss)	591,654,639	401,179,799	(83,291,930)	(86,858,681)
Change in net unrealized appreciation (depreciation)	(241,999,960)	681,671,431	37,255,201	(55,088,450)
Net increase (decrease) in net assets resulting from operations	350,245,891	1,081,013,467	(46,419,865)	(142,529,085)
Distributions to shareholders:
Net distributions to shareholders	—	(875,162)	—	—
Return of capital	—	(116)	—	(7,191)
Total distributions	—	(875,278)	—	(7,191)
Capital share transactions:
Proceeds from shares sold	437,604,964	694,180,923	246,134,342	417,762,619
Cost of shares redeemed	(785,961,458)	(1,225,559,152)	(193,665,344)	(220,848,691)
Transaction fees (Note 4)	192,304	280,356	58,088	66,255
Net increase (decrease) in net assets resulting from capital transactions	(348,164,190)	(531,097,873)	52,527,086	196,980,183
Total increase in net assets	2,081,701	549,040,316	6,107,221	54,443,907
Net assets:
Beginning of year/period	891,290,062	342,249,746	93,489,741	39,045,834
End of year/period	$893,371,763	$891,290,062	$99,596,962	$93,489,741
Changes in shares outstanding
Shares outstanding, beginning of year/period	8,078,422	17,528,422	1,924,620	54,620
Shares sold	3,850,000	10,250,000	7,530,000	3,780,000
Shares repurchased	(6,300,000)	(19,700,000)	(5,346,725)	1,910,000
Shares outstanding, end of year/period	5,628,422	8,078,422	4,107,895	1,924,620

1  Effective March 28, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
83

Statements of Changes in Net Assets

	Direxion Daily Select Large Caps & FANGs Bull 2X Shares		Direxion Daily Software Bull 2X Shares
	Six Months Ended April 30, 2022 (Unaudited)	For the Period September 30, 2021[1] through October 31, 2021	For the Period December 16, 2021[1] through April 30, 2022 (Unaudited)
Operations:
Net investment loss	$(38,532)	$(5,174)	$(9,742)
Net realized gain (loss)	(9,786,579)	412,332	(1,254,379)
Change in net unrealized appreciation (depreciation)	(2,109,167)	648,393	(1,298,129)
Net increase (decrease) in net assets resulting from operations	(11,934,278)	1,055,551	(2,562,250)
Distributions to shareholders:
Net distributions to shareholders	(413,253)	—	—
Total distributions	(413,253)	—	—
Capital share transactions:
Proceeds from shares sold	14,700,198	6,357,007	13,163,420
Cost of shares redeemed	(1,958,961)	—	(7,327,983)
Transaction fees (Note 4)	509	—	13,382
Net increase in net assets resulting from capital transactions	12,741,746	6,357,007	5,848,819
Total increase in net assets	394,215	7,412,558	3,286,569
Net assets:
Beginning of year/period	7,412,558	—	—
End of year/period	$7,806,773	$7,412,558	$3,286,569
Changes in shares outstanding
Shares outstanding, beginning of year/period	250,001	—	—
Shares sold	900,000	250,001	650,001
Shares repurchased	(100,000)	—	(400,000)
Shares outstanding, end of year/period	1,050,001	250,001	250,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
84

Statements of Changes in Net Assets

	Direxion Daily TIPS Bull 2X Shares	Direxion Daily TIPS Bear 2X Shares
	For the Period April 7, 2022[1] through April 30, 2022 (Unaudited)	For the Period April 7, 2022[1] through April 30, 2022 (Unaudited)
Operations:
Net investment loss	$(3,559)	$(2,723)
Net realized (loss)	(1,401)	(6,883)
Change in net unrealized appreciation (depreciation)	(35,468)	34,104
Net increase (decrease) in net assets resulting from operations	(40,428)	24,498
Distributions to shareholders:
Net distributions to shareholders	—	—
Capital share transactions:
Proceeds from shares sold	7,467,991	6,271,309
Cost of shares redeemed	—	—
Net increase in net assets resulting from capital transactions	7,467,991	6,271,309
Total increase in net assets	7,427,563	6,295,807
Net assets:
Beginning of year/period	—	—
End of year/period	$7,427,563	$6,295,807
Changes in shares outstanding
Shares outstanding, beginning of year/period	—	—
Shares sold	300,001	250,001
Shares repurchased	—	—
Shares outstanding, end of year/period	300,001	250,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
85

Statements of Changes in Net Assets

	Direxion Daily Travel & Vacation Bull 2X Shares		Direxion Daily US Infrastructure Bull 2X Shares
	Six Months Ended April 30, 2022 (Unaudited)	For the Period June 10, 2021[1] through October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	For the Period September 23, 2021[1] through October 31, 2021
Operations:
Net investment income (loss)	$(73,750)	$(14,261)	$17,769	$(1,016)
Net realized gain (loss)	(7,292,545)	(808,277)	29,819	14,285
Change in net unrealized appreciation (depreciation)	(3,297,836)	(490,865)	(765,071)	524,854
Net increase (decrease) in net assets resulting from operations	(10,664,131)	(1,313,403)	(717,483)	538,123
Distributions to shareholders:
Net distributions to shareholders	—	—	(19,776)	—
Total distributions	—	—	(19,776)	—
Capital share transactions:
Proceeds from shares sold	65,557,162	14,865,822	1,494,562	5,000,025
Cost of shares redeemed	(21,647,298)	(1,105,845)	—	—
Transaction fees (Note 4)	4,584	221	—	—
Net increase in net assets resulting from capital transactions	43,914,448	13,760,198	1,494,562	5,000,025
Total increase in net assets	33,250,317	12,446,795	757,303	5,538,148
Net assets:
Beginning of year/period	12,446,795	—	5,538,148	—
End of year/period	$45,697,112	$12,446,795	$6,295,451	$5,538,148
Changes in shares outstanding
Shares outstanding, beginning of year/period	600,001	—	200,001	—
Shares sold	3,550,000	650,001	50,000	200,001
Shares repurchased	(1,300,000)	(50,000)	—	—
Shares outstanding, end of year/period	2,850,001	600,001	250,001	200,001

1  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
86

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2],[6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily CSI 300 China A Share Bear 1X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$16.74	$(0.06)	$(0.06)	$3.77	$3.71	$—	$—	$—	$—	$20.45	22.16%	$160,545	0.73%	0.73%	(0.65)%	0.73%	0.73%	(0.65)%	0%
For the Year Ended October 31, 2021	$20.26	(0.12)	(0.12)	(3.40)	(3.52)	—	—	—	—	$16.74	-17.37%	$131,394	0.73%	0.73%	(0.70)%	0.73%	0.73%	(0.70)%	0%
For the Year Ended October 31, 2020	$29.45	(0.03)	(0.03)	(9.06)	(9.09)	(0.05)	—	(0.05)	(0.10)	$20.26	-30.98%	$94,201	0.80%	0.80%	(0.12)%	0.80%	0.80%	(0.12)%	0%
For the Year Ended October 31, 2019	$38.58	0.48	0.50	(8.59)	(8.11)	(1.02)	—	—	(1.02)	$29.45	-21.08%	$20,615	0.88%	0.87%	1.44%	0.80%	0.79%	1.52%	0%
For the Year Ended October 31, 2018	$32.04	0.24	0.26	6.50	6.74	(0.20)	—	—	(0.20)	$38.58	21.11%	$115,750	0.85%	0.81%	0.72%	0.80%	0.76%	0.77%	0%
For the Year Ended October 31, 2017	$41.32	(0.05)	(0.05)	(9.23)	(9.28)	—	—	—	—	$32.04	-22.46%	$100,918	0.80%	0.79%	(0.12)%	0.80%	0.79%	(0.12)%	0%
Direxion Daily S&P 500® Bear 1X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$14.64	(0.03)	(0.03)	1.26	1.23	—	—	—	—	$15.87	8.40%	$356,313	0.45%	0.50%	(0.35)%	0.45%	0.50%	(0.35)%	0%
For the Year Ended October 31, 2021	$21.28	(0.07)	(0.07)	(6.57)	(6.64)	—	—	—	—	$14.64	-31.20%	$123,669	0.45%	0.51%	(0.42)%	0.45%	0.51%	(0.42)%	0%
For the Year Ended October 31, 2020	$26.03	(0.06)	(0.05)	(4.60)	(4.66)	(0.05)	—	(0.04)	(0.09)	$21.28	-17.95%	$175,571	0.45%	0.56%	(0.24)%	0.45%	0.56%	(0.24)%	0%
For the Year Ended October 31, 2019	$29.73	0.52	0.52	(3.72)	(3.20)	(0.50)	—	—	(0.50)	$26.03	-10.90%	$19,525	0.45%	0.73%	1.86%	0.45%	0.73%	1.86%	0%
For the Year Ended October 31, 2018	$31.91	0.30	0.30	(2.14)	(1.84)	(0.34)	—	—	(0.34)	$29.73	-5.74%	$13,380	0.45%	0.65%	0.99%	0.45%	0.65%	0.99%	0%
For the Year Ended October 31, 2017	$39.30	0.07	0.08	(7.31)	(7.24)	(0.15)	—	—	(0.15)	$31.91	-18.62%	$33,504	0.45%	0.60%	0.21%	0.45%	0.60%	0.21%	0%
Direxion Daily CSI 300 China A Share Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$39.31	0.04	0.04	(15.63)	(15.59)	(0.05)	(0.69)	—	(0.74)	$22.98	-40.47%	$59,742	0.89%	0.89%	0.22%	0.89%	0.89%	0.22%	24%
For the Year Ended October 31, 2021	$32.67	(0.17)	(0.17)	6.81	6.64	—	—	—	—	$39.31	20.32%	$117,919	0.90%	0.89%	(0.42)%	0.89%	0.88%	(0.41)%	123%
For the Year Ended October 31, 2020	$21.50	0.05	0.06	11.21	11.26	(0.08)	—	(0.01)	(0.09)	$32.67	52.60%	$96,388	1.01%	1.00%	0.19%	0.95%	0.94%	0.25%	0%
For the Year Ended October 31, 2019	$15.95	0.14	0.19	5.56	5.70	(0.15)	—	—	(0.15)	$21.50	35.87%	$127,897	1.20%	1.17%	0.69%	0.95%	0.92%	0.94%	0%
For the Year Ended October 31, 2018	$28.60	0.17	0.19	(12.76)	(12.59)	(0.06)	—	—	(0.06)	$15.95	-44.05%	$76,552	1.05%	1.03%	0.68%	0.95%	0.93%	0.78%	339%
For the Year Ended October 31, 2017	$18.53	(0.08)	(0.06)	10.15	10.07	—	—	—	—	$28.60	54.34%	$70,078	1.03%	1.05%	(0.36)%	0.95%	0.97%	(0.28)%	1,747%
Direxion Daily CSI China Internet Index Bull 2X Shares[12]
For the Six Months Ended April 30, 2022 (Unaudited)	$194.10	(0.41)	(0.41)	(135.24)	(135.65)	—	—	—	—	$58.45	-69.86%	$339,008	0.87%	0.87%	(0.83)%	0.87%	0.87%	(0.83)%	45%
For the Year Ended October 31, 2021	$539.10	(2.20)	(2.20)	(342.80)	(345.00)	—	—	—	—	$194.10	-64.00%	$314,433	0.89%	0.88%	(0.70)%	0.89%	0.88%	(0.70)%	23%
For the Year Ended October 31, 2020	$241.90	(0.30)	(0.10)	298.50	298.20	(0.60)	—	(0.40)	(1.00)	$539.10	123.61%	$56,608	1.00%	1.01%	(0.09)%	0.95%	0.96%	(0.04)%	40%
For the Year Ended October 31, 2019	$227.00	1.80	2.00	15.00	16.80	(1.90)	—	—	(1.90)	$241.90	7.53%	$53,219	1.03%	1.03%	0.74%	0.94%	0.94%	0.83%	13%
For the Year Ended October 31, 2018	$490.70	2.20	2.80	(248.70)	(246.50)	(2.00)	(15.20)	—	(17.20)	$227.00	-52.04%	$49,937	1.06%	1.03%	0.46%	0.95%	0.92%	0.57%	189%
For the Period November 2, 2016[8] through October 31, 2017	$250.00	(2.10)	(2.10)	242.80	240.70	—	—	—	—	$490.70	96.28%	$85,879	0.97%	1.13%	(0.48)%	0.95%	1.11%	(0.46)%	0%
Direxion Daily S&P 500® Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$111.86	0.36	0.36	(22.69)	(22.33)	(0.94)	(2.27)	—	(3.21)	$86.32	-20.61%	$50,344	0.60%	0.69%	0.68%	0.60%	0.69%	0.68%	33%
For the Year Ended October 31, 2021	$61.16	0.77	0.77	55.98	56.75	(0.69)	(5.36)	—	(6.05)	$111.86	98.25%	$59,648	0.60%	0.72%	0.85%	0.60%	0.72%	0.85%	42%
For the Year Ended October 31, 2020	$59.28	0.69	0.70	2.15	2.84	(0.75)	(0.21)	—	(0.96)	$61.16	4.75%	$17,324	0.63%	0.88%	1.20%	0.60%	0.85%	1.23%	105%
For the Year Ended October 31, 2019	$48.89	0.96	0.98	10.36	11.32	(0.93)	—	—	(0.93)	$59.28	23.64%	$10,861	0.51%	0.97%	1.85%	0.47%[9]	0.93%	1.89%	75%
For the Year Ended October 31, 2018	$46.22	0.89	0.98	4.02	4.91	(0.87)	(1.37)	—	(2.24)	$48.89	10.13%	$6,514	0.18%	1.24%	1.71%	0.00%[9]	1.06%	1.89%	59%
For the Year Ended October 31, 2017	$36.00	0.17	0.30	16.07	16.24	(0.08)	(5.94)	—	(6.02)	$46.22	48.62%	$3,847	0.82%	1.87%	0.40%	0.49%	1.54%	0.73%	363%
Direxion Daily S&P 500 Equal Weight Bull 2X Shares
For the Period January 20, 2022[8] through April 30, 2022	$25.00	0.02	0.02	(3.25)	(3.23)	—	—	—	—	$21.77	-12.92%	$4,354	0.95%	1.72%	0.25%	0.95%	1.72%	0.25%	28%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
87

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2],[6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily MSCI Brazil Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$67.24	$4.12	$4.13	$19.90	$24.02	$(3.74)	$—	$—	$(3.74)	$87.52	37.73%	$132,037	0.93%	0.93%	10.20%	0.91%	0.91%	10.22%	30%
For the Year Ended October 31, 2021	$61.66	0.56	0.56	5.94	6.50	(0.64)	—	(0.28)	(0.92)	$67.24	9.83%	$185,492	0.91%	0.91%	0.55%	0.91%	0.91%	0.55%	25%
For the Year Ended October 31, 2020	$1116.50	1.54	1.69	(1,049.80)	(1,048.26)	(5.28)	—	(1.30)	(6.58)	$61.66	-94.40%	$160,853	1.05%	1.05%	1.01%	0.95%	0.95%	1.11%	232%
For the Year Ended October 31, 2019	$1029.00	10.85	15.05	88.90	99.75	(12.25)	—	—	(12.25)	$1116.50	9.85%	$413,185	1.35%	1.33%	1.04%	0.95%	0.93%	1.44%	208%
For the Year Ended October 31, 2018	$1410.15	14.00	15.75	(380.80)	(366.80)	(13.65)	—	(0.70)	(14.35)	$1029.00	-25.98%	$407,268	1.15%	1.14%	1.54%	0.95%	0.94%	1.74%	133%
For the Year Ended October 31, 2017	$1660.75	(1.05)	1.40	(249.55)	(250.60)	—	—	—	—	$1410.15	-15.09%	$153,270	1.13%	1.15%	(0.08)%	0.95%	0.97%	0.10%	42%
Direxion Daily MSCI India Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$61.91	1.38	1.38	(9.00)	(7.62)	(1.40)	—	—	(1.40)	$52.89	-12.41%	$68,745	0.91%	0.91%	4.75%	0.90%	0.90%	4.76%	0%
For the Year Ended October 31, 2021	$30.67	(0.41)	(0.40)	31.65	31.24	—	—	—	—	$61.91	101.86%	$92,846	0.92%	0.91%	(0.83)%	0.91%	0.90%	(0.82)%	11%
For the Year Ended October 31, 2020	$66.74	(0.14)	(0.13)	(35.92)	(36.06)	(0.01)	—	(0.00)[10]	(0.01)	$30.67	-54.04%	$84,346	0.99%	0.98%	(0.46)%	0.95%	0.94%	(0.42)%	157%
For the Year Ended October 31, 2019	$51.51	0.60	0.67	15.20	15.80	(0.57)	—	—	(0.57)	$66.74	30.61%	$83,398	1.05%	1.03%	0.92%	0.95%	0.93%	1.02%	111%
For the Year Ended October 31, 2018	$95.50	0.09	0.14	(43.76)	(43.67)	(0.24)	—	(0.08)	(0.32)	$51.51	-45.89%	$100,427	1.01%	0.99%	0.11%	0.95%	0.93%	0.17%	59%
For the Year Ended October 31, 2017	$57.82	(0.34)	(0.28)	38.02	37.68	—	—	—	—	$95.50	65.17%	$105,023	1.04%	1.07%	(0.49)%	0.95%	0.98%	(0.40)%	15%
Direxion Daily 5G Communications Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$25.55	0.11	0.11	(5.84)	(5.73)	(0.10)	(0.03)	—	(0.13)	$19.69	-22.60%	$3,938	0.95%	1.36%	0.86%	0.95%	1.36%	0.86%	12%
For the Period June 10, 2021[8] through October 31, 2021	$25.00	0.02	0.02	0.55	0.57	(0.02)	—	—	(0.02)	$25.55	2.30%	$5,109	0.95%	1.76%	0.25%	0.95%	1.76%	0.25%	19%
Direxion Daily Cloud Computing Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$32.12	(0.06)	(0.06)	(20.97)	(21.03)	—	(1.02)	—	(1.02)	$10.07	-67.18%	$8,813	0.95%	1.12%	(0.70)%	0.95%	1.12%	(0.70)%	12%
For the Period January 8, 2021[8] through October 31, 2021	$25.00	(0.18)	(0.17)	7.30	7.12	—	—	—	—	$32.12	28.48%	$27,301	0.95%	1.03%	(0.82)%	0.95%	1.03%	(0.82)%	19%
Direxion Daily Cloud Computing Bear 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$15.39	(0.10)	(0.10)	17.87	17.77	—	—	—	—	$33.16	115.46%	$19,066	0.97%	1.15%	(0.89)%	0.95%	1.13%	(0.87)%	0%
For the Period January 8, 2021[8] through October 31, 2021	$25.00	(0.16)	(0.16)	(9.45)	(9.61)	—	—	—	—	$15.39	-38.44%	$12,315	0.95%	1.18%	(0.93)%	0.95%	1.18%	(0.93)%	0%
Direxion Daily Energy Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$31.63	0.49	0.49	21.67	22.16	(0.54)	—	—	(0.54)	$53.25	70.56%	$626,423	0.94%	0.94%	2.40%	0.92%	0.92%	2.42%	1%
For the Year Ended October 31, 2021	$8.45	0.51	0.51	23.20	23.71	(0.53)	—	—	(0.53)	$31.63	283.45%	$599,755	0.95%	0.93%	2.31%	0.94%	0.92%	2.32%	36%
For the Year Ended October 31, 2020	$143.60	0.52	0.53	(134.67)	(134.15)	(1.00)	—	—	(1.00)	$8.45	-93.97%	$257,498	0.98%	1.00%	2.80%	0.95%	0.97%	2.83%	72%
For the Year Ended October 31, 2019	$253.40	3.00	3.30	(110.00)	(107.00)	(2.80)	—	—	(2.80)	$143.60	-42.46%	$285,099	1.10%	1.11%	1.56%	0.95%	0.96%	1.71%	204%
For the Year Ended October 31, 2018	$291.60	4.20	4.60	(36.40)	(32.20)	(5.90)	—	(0.10)	(6.00)	$253.40	-11.59%	$349,655	1.08%	1.08%	1.24%	0.95%	0.95%	1.37%	56%
For the Year Ended October 31, 2017	$304.00	2.70	2.90	(14.30)	(11.60)	(0.80)	—	—	(0.80)	$291.60	-3.77%	$481,130	1.00%	1.00%	0.90%	0.95%	0.95%	0.95%	59%
Direxion Daily Energy Bear 2X Shares[12]
For the Six Months Ended April 30, 2022 (Unaudited)	$109.90	(0.30)	(0.30)	(55.89)	(56.19)	—	—	—	—	$53.71	-51.14%	$44,083	0.95%	0.99%	(0.85)%	0.95%	0.99%	(0.85)%	0%
For the Year Ended October 31, 2021	$735.70	(1.70)	(1.70)	(624.10)	(625.80)	—	—	—	—	$109.90	-85.06%	$39,105	0.95%	0.99%	(0.93)%	0.95%	0.99%	(0.93)%	0%
For the Year Ended October 31, 2020	$506.10	(1.90)	(1.60)	233.80	231.90	(1.50)	—	(0.80)	(2.30)	$735.70	45.80%	$33,626	1.00%	1.09%	(0.32)%	0.95%	1.04%	(0.27)%	0%
For the Year Ended October 31, 2019	$448.70	5.70	6.60	58.90	64.60	(7.20)	—	—	(7.20)	$506.10	14.51%	$25,663	1.14%	1.22%	1.22%	0.95%	1.03%	1.41%	0%
For the Year Ended October 31, 2018	$558.50	2.60	2.80	(110.80)	(108.20)	(1.60)	—	—	(1.60)	$448.70	-19.34%	$51,915	1.00%	1.04%	0.65%	0.95%	0.99%	0.70%	0%
For the Year Ended October 31, 2017	$670.00	(2.00)	(1.50)	(109.50)	(111.50)	—	—	—	—	$558.50	-16.64%	$53,454	0.96%	1.04%	(0.31)%	0.95%	1.03%	(0.30)%	0%
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
88

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2],[6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily Fintech Bull 2X Shares
For the Period January 20, 2022[8] through April 30, 2022	$25.00	$(0.02)	$(0.02)	$(7.23)	$(7.25)	$—	$—	$—	$—	$17.75	-29.00%	$4,438	0.95%	1.99%	(0.26)%	0.95%	1.99%	(0.26)%	42%
Direxion Daily Global Clean Energy Bull 2X Shares ETF
For the Six Months Ended April 30, 2022 (Unaudited)	$30.12	0.01	0.01	(14.26)	(14.25)	(0.05)	—	—	(0.05)	$15.82	-47.36%	$5,538	0.96%	1.47%	0.07%	0.95%	1.46%	0.08%	0%
For the Period July 29, 2021[8] through October 31, 2021	$25.00	(0.06)	(0.06)	5.18	5.12	—	—	—	—	$30.12	20.48%	$7,529	0.95%	2.37%	(0.95)%	0.95%	2.37%	(0.95)%	15%
Direxion Daily Gold Miners Index Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$49.07	0.22	0.23	8.87	9.09	—	—	—	—	$58.16	18.52%	$578,763	0.88%	0.87%	0.81%	0.87%	0.86%	0.82%	61%
For the Year Ended October 31, 2021	$76.72	(0.30)	(0.30)	(27.35)	(27.65)	—	—	—	—	$49.07	-36.04%	$750,864	0.86%	0.86%	(0.49)%	0.86%	0.86%	(0.49)%	71%
For the Year Ended October 31, 2020	$158.15	(0.22)	(0.06)	(80.50)	(80.72)	(0.37)	—	(0.34)	(0.71)	$76.72	-51.26%	$1,032,006	1.07%	1.07%	(0.23)%	0.90%	0.90%	(0.06)%	333%
For the Year Ended October 31, 2019	$66.40	0.40	0.80	91.90	92.30	(0.40)	—	(0.15)	(0.55)	$158.15	139.42%	$1,541,547	1.30%	1.30%	0.37%	0.91%	0.91%	0.76%	231%
For the Year Ended October 31, 2018	$145.15	0.55	0.60	(79.00)	(78.45)	(0.10)	—	(0.20)	(0.30)	$66.40	-54.12%	$1,131,021	0.94%	0.94%	0.50%	0.91%	0.91%	0.53%	96%
For the Year Ended October 31, 2017	$281.40	(0.70)	(0.65)	(135.55)	(136.25)	—	—	—	—	$145.15	-48.42%	$1,337,695	0.93%	0.93%	(0.39)%	0.90%	0.90%	(0.36)%	234%
Direxion Daily Gold Miners Index Bear 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$20.60	(0.07)	(0.06)	(6.54)	(6.61)	—	—	—	—	$13.99	-32.09%	$84,757	0.95%	0.93%	(0.85)%	0.95%	0.93%	(0.85)%	0%
For the Year Ended October 31, 2021	$20.08	(0.17)	(0.17)	0.69	0.52	—	—	—	—	$20.60	2.59%	$64,076	0.87%	0.88%	(0.85)%	0.87%	0.88%	(0.85)%	0%
For the Year Ended October 31, 2020	$169.75	0.10	0.11	(148.72)	(148.62)	(0.63)	—	(0.42)	(1.05)	$20.08	-88.01%	$101,595	0.93%	0.93%	0.20%	0.91%	0.91%	0.22%	0%
For the Year Ended October 31, 2019	$875.50	4.00	4.25	(706.00)	(702.00)	(3.75)	—	—	(3.75)	$169.75	-80.38%	$378,674	1.01%	1.01%	1.57%	0.92%	0.92%	1.66%	0%
For the Year Ended October 31, 2018	$683.50	2.75	3.75	190.75	193.50	(1.50)	—	—	(1.50)	$875.50	28.33%	$154,753	1.04%	1.04%	0.43%	0.91%	0.91%	0.56%	0%
For the Year Ended October 31, 2017	$955.50	(2.25)	(1.75)	(269.75)	(272.00)	—	—	—	—	$683.50	-28.47%	$383,331	1.01%	0.99%	(0.31)%	0.94%	0.92%	(0.24)%	0%
Direxion Daily Junior Gold Miners Index Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$67.05	0.21	0.21	(3.82)	(3.61)	—	—	—	—	$63.44	-5.38%	$367,547	0.85%	0.85%	0.63%	0.85%	0.85%	0.63%	44%
For the Year Ended October 31, 2021	$117.16	(0.08)	(0.07)	(49.69)	(49.77)	—	—	(0.34)	(0.34)	$67.05	-42.53%	$515,810	0.85%	0.85%	(0.09)%	0.84%	0.84%	(0.08)%	67%
For the Year Ended October 31, 2020	$695.10	(0.55)	(0.30)	(577.27)	(577.82)	(0.10)	—	(0.02)	(0.12)	$117.16	-83.11%	$672,880	1.02%	1.02%	(0.32)%	0.87%	0.87%	(0.17)%	312%
For the Year Ended October 31, 2019	$357.50	3.20	5.10	338.50	341.70	(3.70)	—	(0.40)	(4.10)	$695.10	95.77%	$948,731	1.26%	1.26%	0.62%	0.89%	0.89%	0.99%	279%
For the Year Ended October 31, 2018	$756.50	2.00	2.50	(401.00)	(399.00)	—	—	—	—	$357.50	-52.74%	$635,801	0.93%	0.93%	0.35%	0.89%	0.89%	0.39%	116%
For the Year Ended October 31, 2017	$2448.00	4.00	4.00	(1,691.00)	(1,687.00)	(4.50)	—	—	(4.50)	$756.50	-69.00%	$751,846	0.94%	0.94%	0.33%	0.90%	0.90%	0.37%	245%
Direxion Daily Junior Gold Miners Index Bear 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$11.00	(0.04)	(0.04)	(2.13)	(2.17)	—	—	—	—	$8.83	-19.73%	$78,883	0.92%	0.92%	(0.84)%	0.91%	0.91%	(0.83)%	0%
For the Year Ended October 31, 2021	$11.72	(0.09)	(0.09)	(0.63)	(0.72)	—	—	—	—	$11.00	-6.14%	$75,675	0.87%	0.87%	(0.84)%	0.87%	0.87%	(0.84)%	0%
For the Year Ended October 31, 2020	$335.75	0.00[10]	0.01	(322.21)	(322.21)	(1.11)	—	(0.71)	(1.82)	$11.72	-96.42%	$83,570	0.93%	0.93%	0.01%	0.91%	0.91%	0.03%	0%
For the Year Ended October 31, 2019	$1892.25	8.50	9.00	(1,555.75)	(1,547.25)	(9.25)	—	—	(9.25)	$335.75	-82.03%	$148,229	1.06%	1.03%	10.44%	0.95%	0.92%	1.55%	0%
For the Year Ended October 31, 2018	$1612.00	7.00	8.25	278.00	285.00	(4.75)	—	—	(4.75)	$1892.25	17.70%	$59,624	1.03%	0.99%	0.51%	0.95%	0.91%	0.59%	0%
For the Year Ended October 31, 2017	$2686.00	(5.00)	(3.50)	(1,069.00)	(1,074.00)	—	—	—	—	$1612.00	-39.99%	$115,274	1.03%	1.00%	(0.29)%	0.95%	0.92%	(0.21)%	0%
Direxion Daily Metal Miners Bull 2X Shares
For the Period December 16, 2021[8] through April 30, 2022	$25.00	(0.04)	(0.04)	18.55	18.51	—	—	—	—	$43.51	74.04%	$23,932	0.95%	1.15%	(0.24)%	0.95%	1.15%	(0.24)%	32%
Direxion Daily Oil Services Bull 2X Shares
For the Period January 20, 2022[8] through April 30, 2022	$25.00	(0.04)	(0.04)	8.57	8.53	0.00	—	—	—	$33.53	34.13%	$16,763	0.95%	1.17%	(0.45)%	0.95%	1.17%	(0.45)%	36%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
89

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2],[6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$49.81	$(0.16)	$(0.16)	$(30.46)	$(30.62)	$—	$(0.98)	$—	$(0.98)	$18.21	-62.64%	$16,819	0.95%	0.97%	(0.91)%	0.95%	0.97%	(0.91)%	0%
For the Year Ended October 31, 2021	$33.43	(0.38)	(0.38)	23.19	22.81	(2.81)	(3.62)	—	(6.43)	$49.81	73.55%	$46,003	0.96%	0.95%	(0.88)%	0.95%	0.94%	(0.87)%	11%
For the Year Ended October 31, 2020	$22.74	(0.13)	(0.12)	10.85	10.72	(0.03)	—	—	(0.03)	$33.43	47.15%	$44,245	1.03%	1.10%	(0.56)%	0.95%	1.02%	(0.48)%	93%
For the Year Ended October 31, 2019	$23.56	0.16	0.18	(0.82)	(0.66)	(0.16)	—	—	(0.16)	$22.74	-2.66%	$20,468	1.05%	1.19%	0.76%	0.95%	1.09%	0.86%	184%
For the Period April 19, 2018[8] through October 31, 2018	$50.00	(0.06)	(0.06)	(26.38)	(26.44)	—	—	—	—	$23.56	-52.88%	$4,123	0.95%	2.34%	(0.27)%	0.95%	2.34%	(0.27)%	75%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$110.33	0.08	0.10	48.32	48.40	—	—	—	—	$158.73	43.86%	$893,372	0.95%	0.95%	0.13%	0.92%	0.92%	0.16%	24%
For the Year Ended October 31, 2021	$19.53	(0.16)	(0.16)	91.03	90.87	(0.07)	—	(0.00)[10]	(0.07)	$110.33	465.94%	$891,290	0.95%	0.93%	(0.25)%	0.94%	0.92%	(0.24)%	194%
For the Year Ended October 31, 2020	$1081.60	0.18	0.19	(1,059.32)	(1,059.14)	(2.93)	—	—	(2.93)	$19.53	-98.19%	$342,250	0.97%	1.00%	0.47%	0.95%	0.98%	0.49%	315%
For the Year Ended October 31, 2019	$8752.00	24.00	27.60	(7,671.20)	(7,647.20)	(23.20)	—	—	(23.20)	$1081.60	-87.55%	$193,733	1.09%	1.10%	0.95%	0.95%	0.96%	1.09%	257%
For the Year Ended October 31, 2018	$9772.00	24.00	36.00	(1,040.00)	(1,016.00)	(4.00)	—	—	(4.00)	$8752.00	-10.42%	$156,655	1.04%	1.05%	0.21%	0.95%	0.96%	0.30%	119%
For the Year Ended October 31, 2017	$13812.00	(24.00)	(16.00)	(3,352.00)	(3,376.00)	—	(664.00)	—	(664.00)	$9772.00	-27.03%	$129,723	1.02%	1.04%	(0.24)%	0.95%	0.97%	(0.17)%	350%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares[11]
For the Six Months Ended April 30, 2022 (Unaudited)	$48.60	(0.15)	(0.15)	(24.20)	(24.35)	—	—	—	—	$24.25	-50.10%	$99,597	0.95%	0.94%	(0.85)%	0.95%	0.94%	(0.85)%	0%
For the Year Ended October 31, 2021	$714.90	(0.90)	(0.90)	(655.40)	(666.30)	0.00[10]	—	—	0.00[10]	$48.60	-93.20%	$93,490	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
For the Year Ended October 31, 2020	$739.40	(3.00)	(1.40)	(21.20)	(24.20)	(0.30)	—	—	(0.30)	$714.90	-3.26%	$39,046	1.18%	1.24%	(0.44)%	0.95%	1.01%	(0.21)%	0%
For the Year Ended October 31, 2019	$362.50	4.40	6.70	379.20	383.60	(6.70)	—	—	(6.70)	$739.40	106.33%	$36,006	1.40%	1.46%	0.88%	0.95%	1.01%	1.33%	0%
For the Year Ended October 31, 2018	$685.80	2.50	2.50	(324.20)	(321.70)	(1.60)	—	—	(1.60)	$362.50	-46.86%	$42,465	0.99%	1.02%	0.77%	0.95%	0.98%	0.81%	0%
For the Year Ended October 31, 2017	$1040.00	(2.90)	(2.10)	(351.30)	(354.20)	—	—	—	—	$685.80	-34.05%	$30,119	1.05%	1.18%	(0.38)%	0.95%	1.08%	(0.28)%	0%
Direxion Daily Select Large Caps & FANGs Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$29.65	(0.07)	(0.07)	(20.96)	(21.03)	—	(1.18)	—	(1.18)	$7.44	-73.75%	$7,807	0.95%	1.19%	(0.86)%	0.95%	1.19%	(0.86)%	50%
For the Period September 30, 2021[8] through October 31, 2021	$25.00	(0.02)	(0.02)	4.67	4.65	—	—	—	—	$29.65	18.60%	$7,413	0.95%	3.72%	(0.94)%	0.95%	3.72%	(0.94)%	20%
Direxion Daily Software Bull 2X Shares
For the Period December 16, 2021[8] through April 30, 2022	$25.00	(0.04)	(0.04)	(11.81)	(11.85)	—	—	—	—	$13.15	-47.40%	$3,287	0.95%	2.10%	(0.63)%	0.95%	2.10%	(0.63)%	74%
Direxion Daily TIPS Bull 2X Shares
For the Period April 7, 2022[8] through April 30, 2022	$25.00	(0.01)	(0.01)	(0.23)	(0.24)	—	—	—	—	$24.76	-0.96%	$7,428	0.95%	1.55%	(0.89)%	0.95%	1.55%	(0.89)%	0%
Direxion Daily TIPS Bear 2X Shares
For the Period April 7, 2022[8] through April 30, 2022	$25.00	(0.01)	(0.01)	0.19	0.18	—	—	—	—	$25.18	0.72%	$6,296	0.95%	1.62%	(0.75)%	0.95%	1.62%	(0.75)%	0%
Direxion Daily Travel & Vacation Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$20.74	(0.04)	(0.04)	(4.67)	(4.71)	—	—	—	—	$16.03	-22.71%	$45,697	0.95%	0.97%	(0.45)%	0.95%	0.97%	(0.45)%	4%
For the Period June 10, 2021[8] through October 31, 2021	$25.00	(0.03)	(0.03)	(4.23)	(4.26)	—	—	—	—	$20.74	-17.04%	$12,447	0.95%	1.31%	(0.36)%	0.95%	1.31%	(0.36)%	26%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
90

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2],[6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily US Infrastructure Bull 2X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$27.69	$0.07	$0.07	$(2.50)	$(2.43)	$(0.03)	$(0.05)	$—	$(0.08)	$25.18	-8.81%	$6,295	0.95%	1.51%	0.52%	0.95%	1.51%	0.52%	20%
For the Period September 23, 2021[8] through October 31, 2021	$25.00	(0.01)	(0.01)	2.70	2.69	—	—	—	—	$27.69	10.76%	$5,538	0.95%	3.47%	(0.18)%	0.95%	3.47%	(0.18)%	0%

1  Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.

2  Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.

3  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

4  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the investment advisor.

5  For periods less than a year, these ratios are annualized.

6  Net expenses include effects of any reimbursement/waiver or recoupment.

7  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

8  Commencement of operations.

9  This ratio includes the voluntary waiver of expenses by the Adviser. Excluding the voluntary waiver, the net expense ratio would have been 0.60%.

10  Between $(0.005) and $0.005.

11  Effective March 28, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

12  Effective May 31, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

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Direxion Shares ETF Trust

Notes to the Financial Statements (Unaudited)

April 30, 2022

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 82 separate series (each, a "Fund" and together the "Funds"). 30 of these Funds are included in this report:

Bull Funds	Bear Funds
Direxion Daily CSI 300 China A Share Bear 1X Shares
Direxion Daily S&P 500® Bear 1X Shares
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily S&P 500® Equal Weight Bull 2X Shares
Direxion Daily MSCI Brazil Bull 2X Shares
Direxion Daily MSCI India Bull 2X Shares
Direxion Daily 5G Communications Bull 2X Shares
Direxion Daily Cloud Computing Bull 2X Shares	Direxion Daily Cloud Computing Bear 2X Shares
Direxion Daily Energy Bull 2X Shares	Direxion Daily Energy Bear 2X Shares
Direxion Daily FinTech Bull 2X Shares
Direxion Daily Global Clean Energy Bull 2X Shares
Direxion Daily Gold Miners Index Bull 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Direxion Daily Metal Miners Bull 2X Shares
Direxion Daily Oil Services Bull 2X Shares
Direxion Daily Robotics, Artificial Intelligence & Automation
Index Bull 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Direxion Daily Select Large Caps & FANGs Bull 2X Shares
Direxion Daily Software Bull 2X Shares
Direxion Daily TIPS Bull 2X Shares	Direxion Daily TIPS Bear 2X Shares
Direxion Daily Travel & Vacation Bull 2X Shares
Direxion Daily US Infrastructure Bull 2X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services-Investment Companies.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO"). All Funds presented in this report are considered commodity pools under the Commodity Exchange Act (the "CEA). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

Each Fund's investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 200% of the return of the target index or benchmark and a multiple of -100% or -200% of the return of the target index or benchmark for the Bear Funds.

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Funds	Index or Benchmark	Daily Target
Direxion Daily CSI 300 China A Share Bear 1X Shares	CSI 300 Index	-100%
Direxion Daily S&P 500® Bear 1X Shares	S&P 500® Index	-100%
Direxion Daily CSI 300 China A Share Bull 2X Shares	CSI 300 Index	200%
Direxion Daily CSI China Internet Index Bull 2X Shares	CSI Overseas China Internet Index	200%
Direxion Daily S&P 500® Bull 2X Shares	S&P 500® Index	200%
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	S&P 500® Equal Weight Index	200%
Direxion Daily MSCI Brazil Bull 2X Shares	MSCI Brazil 25/50 Index	200%
Direxion Daily MSCI India Bull 2X Shares	MSCI India Index	200%
Direxion Daily 5G Communications Bull 2X Shares	BlueStar® 5G Communications Index	200%
Direxion Daily Cloud Computing Bull 2X Shares		200%
Direxion Daily Cloud Computing Bear 2X Shares	Indxx USA Cloud Computing Index	-200%
Direxion Daily Energy Bull 2X Shares		200%
Direxion Daily Energy Bear 2X Shares	Energy Select Sector Index	-200%
Direxion Daily FinTech Bull 2X Shares	Indxx US Fintech and Decentralized Finance Index	200%
Direxion Global Clean Energy Bull 2X Shares	S&P Global Clean Energy Index	200%
Direxion Daily Gold Miners Index Bull 2X Shares		200%
Direxion Daily Gold Miners Index Bear 2X Shares	NYSE Arca Gold Miners Index	-200%
Direxion Daily Junior Gold Miners Index Bull 2X Shares		200%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	MVIS Global Junior Gold Miners Index	-200%
Direxion Daily Metal Miners Bull 2X Shares	S&P Metals & Mining Select Industry Index	200%
Direxion Daily Oil Services Bull 2X Shares	MVIS US Listed Oil Services 25 Index	200%
Direxion Daily Robotics, Artificial Intelligence &	Indxx Global Robotics and Artificial
Automation Index Bull 2X Shares	Intelligence Thematic Index	200%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares		200%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	S&P Oil & Gas Exploration & Production Select Industry Index	-200%
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	ICE FANG 20 Index	200%
Direxion Daily Software Bull 2X Shares	S&P North American Expanded Technology Software Index	200%
Direxion Daily TIPS Bull 2X Shares		200%
Direxion Daily TIPS Bear 2X Shares	Solactive TIPS ETF Index	-200%
Direxion Daily Travel & Vacation Bull 2X Shares	BlueStar® Travel and Vacation Index	200%
Direxion Daily US Infrastructure Bull 2X Shares	Indxx US Infrastructure Index	200%

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time ("Valuation Time")), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over-the-counter ("OTC") securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported,

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the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swap or futures contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Fund's pricing service does not provide a valuation for such securities; c) the Fund's pricing service provides a valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps".

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their investment objectives.

Accounting Standards Update No. 2013-01, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope recognize derivative instruments accounted for under ASC 815, Derivatives and Hedging, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA

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Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2022, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2022 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI China Internet Index Bull 2X Shares	$6,765,003	$—	$2,770,000	$3,995,003	$—	$—	$—	$—
Direxion Daily Cloud Computing Bull 2X Shares	—	—	—	—	964,446	—	964,446[1]	—
Direxion Daily Cloud Computing Bear 2X Shares	75,367	—	75,367[1]	—	—	—	—	—

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		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Global Clean Energy Bull 2X Shares	$—	$—	$—	$—	$278,745	$—	$278,745[1]	$—
Direxion Daily Gold Miners Index Bull 2X Shares	28,943,430	—	28,943,430[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	3,247,596	—	3,247,596[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	12,585,118	—	12,585,118[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	579,099	—	30,000	549,099	—	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	—	—	—	—	492,844	—	492,844[1]	—
Direxion Daily US Infrastructure Bull 2X Shares	—	—	—	—	111,479	—	111,479[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: BNP Paribas

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI China Internet Index Bull 2X Shares	$—	$—	$—	$—	$10,925,898	$—	$10,925,898[1]	$—
Direxion Daily MSCI Brazil Bull 2X Shares	10,180,498	—	10,180,498[1]	—	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	625,406	—	625,406[1]	—
Direxion Daily Energy Bull 2X Shares	51,989,993	—	51,989,993[1]	—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	1,052,759	—	670,000	382,759	—	—	—	—

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		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Gold Miners Index Bull 2X Shares	$16,060,683	$—	$16,060,683[1]	$—	$—	$—	$—	$—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	1,537,843	—	1,537,843[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	460,723	460,723	—	—	34,024,827	460,723	33,564,104[1]	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	5,782,900	—	5,291,000	491,900	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	87,717,778	—	87,717,778[1]	—	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Barclays

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	$—	$—	$—	$—	$34,693	$—	$—	$34,693
Direxion Daily MSCI Brazil Bull 2X Shares	1,270,614	—	1,270,614[1]	—	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	268,497	—	268,497[1]	—
Direxion Daily 5G Communications Bull 2X Shares	—	—	—	—	393,266	—	393,266[1]	—
Direxion Daily Energy Bull 2X Shares	2,828	—	2,828[1]	—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	—	—	—	—	1,140,081	—	1,140,081[1]	—

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		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily FinTech Bull 2X Shares	$—	$—	$—	$—	$13,543	$—	$—	$13,543
Direxion Daily Oil Services Bull 2X Shares	—	—	—	—	253,408	—	253,408[1]	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—	—	752,533	—	752,533[1]	—
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	—	—	—	—	272,141	—	272,141[1]	—
Direxion Daily Software Bull 2X Shares	—	—	—	—	65,442	—	—	65,442

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Citibank N.A.

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—	$1,039,275	$—	$1,039,275[1]	$—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	9,063,896	—	9,063,896[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	15,902,840	—	15,902,840[1]	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—	112,749	—	112,749[1]	—
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	296,140	—	296,140[1]	—
Direxion Daily Cloud Computing Bull 2X Shares	—	—	—	—	1,322,552	—	1,322,552[1]	—

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		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Cloud Computing Bear 2X Shares	$3,799,585	$—	$3,669,000	$130,585	$—	$—	$—	$—
Direxion Daily Global Clean Energy Bull 2X Shares	—	—	—	—	34,789	—	34,789[1]	—
Direxion Daily Gold Miners Index Bull 2X Shares	268,211	—	268,211[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	4,229,609	—	3,557,001	672,608	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	39,988,791	—	39,988,791[1]	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	9,974,483	—	8,364,000	1,610,483	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—	—	706,316	—	706,316[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	44,497,931	—	43,604,000	893,931	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	2,443,442	—	—	2,443,442	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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Description: Swap Contract

Counterparty: Credit Suisse International

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bear 1X Shares	$8,043,212	$—	$5,230,000	$2,813,212	$—	$—	$—	$—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—	2,154,719	—	2,154,719[1]	—
Direxion Daily Energy Bull 2X Shares	26,708,832	—	26,708,832[1]	—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	—	—	—	—	2,088,459	—	2,088,459[1]	—
Direxion Daily Gold Miners Index Bull 2X Shares	9,815,196	—	9,449,984	365,212	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	1,963,359	—	—	1,963,359	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	3,321,939	—	3,190,000	131,939	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	411,709	—	411,709[1]	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—	—	2,713,067	—	2,713,067[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	68,838,975	—	67,620,000	1,218,975	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—	1,808,628	—	1,808,628[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
DIREXION SEMI-ANNUAL REPORT
100

Description: Swap Contract

Counterparty: Goldman Sachs

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI China Internet Index Bull 2X Shares	$—	$—	$—	$—	$1,779,629	$—	$1,779,629[1]	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: J.P. Morgan

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$457,593	$—	$457,593[1]	$—	$—	$—	$—	$—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	1,032,072	—	1,032,072[1]	—
Direxion Daily MSCI Brazil Bull 2X Shares	—	—	—	—	2,733,309	—	2,733,309[1]	—
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	1,005,240	—	1,005,240[1]	—
Direxion Daily Energy Bull 2X Shares	6,629,642	—	6,629,642[1]	—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	388,725	—	38	388,687	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	9,221,797	—	9,221,797[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	3,523,627	—	3,523,627[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	5,638,944	—	5,638,944[1]	—

DIREXION SEMI-ANNUAL REPORT
101

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Metal Miners Bull 2X Shares	$—	$—	$—	$—	$1,303,981	$—	$1,303,981[1]	$—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—	—	1,384,162	—	1,384,162[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	19,747,081	—	19,747,081[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—	487,102	—	487,102[1]	—
Direxion Daily Travel & Vacation Bull 2X Shares	—	—	—	—	418,030	—	418,030[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: UBS Securities LLC

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$6,280,017	$—	$6,280,017[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 1X Shares	312,123	—	312,123[1]	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	6,682,710	—	6,682,710[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	24,849,327	—	24,849,327[1]	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—	1,865,724	—	1,865,724[1]	—

DIREXION SEMI-ANNUAL REPORT
102

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	$—	$—	$—	$—	$280,680	$—	$280,680[1]	$—
Direxion Daily MSCI Brazil Bull 2X Shares	—	—	—	—	700,675	—	700,675[1]	—
Direxion Daily MSCI India Bull 2X Shares	136,866	—	136,866[1]	—	—	—	—	—
Direxion Daily 5G Communications Bull 2X Shares	—	—	—	—	43,912	—	43,912[1]	—
Direxion Daily Energy Bull 2X Shares	2,892	—	2,892[1]	—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	—	—	—	—	1,377,794	—	1,377,794[1]	—
Direxion Daily FinTech Bull 2X Shares	—	—	—	—	663,163	—	663,163[1]	—
Direxion Daily Gold Miners Index Bull 2X Shares	16,161,213	—	16,161,213[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	2,081,142	—	2,081,142[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	2,965,828	—	2,965,828[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	597,264	—	597,264[1]	—	—	—	—	—
Direxion Daily Metal Miners Bull 2X Shares	—	—	—	—	2,016,228	—	2,016,228[1]	—
Direxion Daily Oil Services Bull 2X Shares	59,046	—	59,046[1]	—	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—	—	806,937	—	806,937[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	40,658,113	—	40,658,113[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—	2,170,680	—	2,170,680[1]	—

DIREXION SEMI-ANNUAL REPORT
103

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	$—	$—	$—	$—	$2,880	$—	$2,880[1]	$—
Direxion Daily Software Bull 2X Shares	—	—	—	—	413,671	—	413,671[1]	—
Direxion Daily TIPS Bull 2X Shares	—	—	—	—	19,074	—	—	19,074
Direxion Daily TIPS Bear 2X Shares	34,104	—	—	34,104	—	—	—	—
Direxion Daily US Infrastructure Bull 2X Shares	—	—	—	—	130,713	—	130,713[1]	—

c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts

d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of futures or options contracts during the period ended April 30, 2022.

e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

DIREXION SEMI-ANNUAL REPORT
104

f) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

g) Securities Lending – Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.

As of April 30, 2022, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as its held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.

As of April 30, 2022, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily 5G Communications Bull 2X Shares	$34,156	$37,532	$—	$37,532
Direxion Daily Cloud Computing Bull 2X Shares	28,334	32,313	—	32,313
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	9,896,556	5,258,135	5,428,493	10,686,628
Direxion Daily Travel & Vacation Bull 2X Shares	7,722	8,506	—	8,506
Direxion Daily US Infrastructure Bull 2X Shares	117,099	123,776	—	123,776

h) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.

The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. Certain Funds paid this excise tax during the period ended April 30, 2022.

i) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.

DIREXION SEMI-ANNUAL REPORT
105

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

j) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the periods ended April 30, 2022 and October 31, 2021 are presented in the following table. The tax character of distributions to shareholders made during the period may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Period Ended April 30, 2022 (Unaudited)			Year/Period Ended October 31, 2021
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	1,970,706	—	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	1,711,768	—	—	1,712,190	—	—
Direxion Daily S&P 500® Equal Weight Bull 2X Shares[7]	—	—	—	—	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	10,193,380	—	—	1,145,805	—	490,797
Direxion Daily MSCI India Bull 2X Shares	2,174,613	—	—	—	—	—
Direxion Daily 5G Communications Bull 2X Shares[2]	25,984	—	—	4,840	—	—
Direxion Daily Cloud Computing Bull 2X Shares[1]	916,786	—	—	—	—	—
Direxion Daily Cloud Computing Bear 2X Shares[1]	—	—	—	—	—	—
Direxion Daily Energy Bull 2X Shares	7,822,552	—	—	13,092,316	—	—
Direxion Daily Energy Bear 2X Shares	—	—	—	—	—	—
Direxion Daily FinTech Bull 2X Shares[7]	—	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT
106

	Period Ended April 30, 2022 (Unaudited)			Year/Period Ended October 31, 2021
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Global Clean Energy Bull 2X Shares[3]	$16,184	$—	$—	$—	$—	$—
Direxion Daily Gold Miners Index Bull 2X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	—	2,449,837
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	—	—
Direxion Daily Metal Miners Bull 2X Shares[6]	—	—	—	—	—	—
Direxion Daily Oil Services Bull 2X Shares[7]	1,428	—	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	905,597	—	—	8,502,373	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	875,162	—	116
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—	—	7,191
Direxion Daily Select Large Caps & FANGs Bull 2X Shares[5]	413,253	—	—	—	—	—
Direxion Daily Software Bull 2X Shares[6]	—	—	—	—	—	—
Direxion Daily TIPS Bull 2X Shares[8]	—	—	—	—	—	—
Direxion Daily TIPS Bear 2X Shares[8]	—	—	—	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares[2]	—	—	—	—	—	—
Direxion Daily US Infrastructure Bull 2X Shares[4]	19,776	—	—	—	—	—

1  Commenced operations on January 8, 2021.

2  Commenced operations on June 10, 2021.

3  Commenced operations on July 29, 2021.

4  Commenced operations on September 23, 2021.

5  Commenced operations on September 30, 2021.

6  Commenced operations on December 16, 2021.

7  Commenced operations on January 20, 2022.

8  Commenced operations on April 7, 2022.

At October 31, 2021, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily CSI 300 China A Share Bear 1X Shares	$(6,816,538)	$—	$—	$(28,002,838)	$(34,819,376)
Direxion Daily S&P 500® Bear 1X Shares	(51,394,223)	—	—	(56,902,991)	(108,297,214)
Direxion Daily CSI 300 China A Share Bull 2X Shares	2,996,438	1,837,731	—	—	4,834,169
Direxion Daily CSI China Internet Index Bull 2X Shares	(154,827,033)	—	—	(14,815,106)	(169,642,139)

DIREXION SEMI-ANNUAL REPORT
107

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily S&P 500® Bull 2X Shares	$14,635,656	$1,584,383	$—	$—	$16,220,039
Direxion Daily MSCI Brazil Bull 2X Shares	(117,269,531)	—	—	(424,057,644)	(541,327,175)
Direxion Daily MSCI India Bull 2X Shares	20,244,276	—	—	—	20,244,276
Direxion Daily 5G Communications Bull 2X Shares	103,912	6,096	367	—	110,375
Direxion Daily Cloud Computing Bull 2X Shares	4,248,639	916,781	—	—	5,165,420
Direxion Daily Cloud Computing Bear 2X Shares	(4,420,563)	—	—	(3,211,745)	(7,632,308)
Direxion Daily Energy Bull 2X Shares	94,928,662	197,231	—	(293,048,577)	(197,922,684)
Direxion Daily Energy Bear 2X Shares	(27,118,552)	—	—	(132,874,537)	(159,993,089)
Direxion Daily Global Clean Energy Bull 2X Shares	1,465,972	—	—	—	1,465,972
Direxion Daily Gold Miners Index Bull 2X Shares	(370,461,403)	—	—	(1,580,245,169)	(1,950,706,572)
Direxion Daily Gold Miners Index Bear 2X Shares	(12,760,425)	—	—	(636,980,085)	(649,740,510)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	(276,341,687)	—	—	(1,264,810,402)	(1,541,152,089)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	(39,210,018)	—	—	(211,792,129)	(251,002,147)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	9,798,851	905,592	—	(1,601)	10,702,842
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	407,318,696	—	—	(253,127,765)	154,190,931
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	(110,014,090)	—	—	(41,839,528)	(151,853,618)
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	647,917	408,960	—	—	1,056,877
Direxion Daily Travel & Vacation Bull 2X Shares	(706,838)	—	—	(694,456)	(1,401,294)
Direxion Daily US Infrastructure Bull 2X Shares	524,854	13,401	—	—	538,255

1  Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and organizational costs.

At April 30, 2022, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily CSI 300 China A Share Bear 1X Shares	$163,388,381	$—	$—	$—
Direxion Daily S&P 500® Bear 1X Shares	329,652,170	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	76,549,170	21,710	—	21,710
Direxion Daily CSI China Internet Index Bull 2X Shares	403,076,298	—	(2,685,856)	(2,685,856)
Direxion Daily S&P 500® Bull 2X Shares	48,635,463	6,260,135	—	6,260,135
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	4,893,285	—	(207,307)	(207,307)
Direxion Daily MSCI Brazil Bull 2X Shares	147,902,565	—	(3,772,537)	(3,772,537)

DIREXION SEMI-ANNUAL REPORT
108

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily MSCI India Bull 2X Shares	$74,742,065	$—	$(3,288,759)	$(3,288,759)
Direxion Daily 5G Communications Bull 2X Shares	4,941,006	101,468	(541,644)	(440,176)
Direxion Daily Cloud Computing Bull 2X Shares	14,218,576	184,126	(3,103,156)	(2,919,030)
Direxion Daily Cloud Computing Bear 2X Shares	20,557,186	—	—	—
Direxion Daily Energy Bull 2X Shares	576,768,724	90,505,517	—	90,505,517
Direxion Daily Energy Bear 2X Shares	45,806,395	—	—	—
Direxion Daily FinTech Bull 2X Shares	5,728,660	47,215	(588,306)	(541,091)
Direxion Daily Global Clean Energy Bull 2X Shares	7,063,455	—	(1,176,257)	(1,176,257)
Direxion Daily Gold Miners Index Bull 2X Shares	592,890,063	—	(74,047)	(74,047)
Direxion Daily Gold Miners Index Bear 2X Shares	101,283,553	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	460,825,878	—	(9,458,334)	(9,458,334)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	78,545,957	—	—	—
Direxion Daily Metal Miners Bull 2X Shares	27,923,776	872,096	(1,293,808)	(421,712)
Direxion Daily Oil Services Bull 2X Shares	17,001,713	617,856	(343,611)	274,245
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	24,674,575	—	(1,286,831)	(1,286,831)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	908,955,384	64,806,099	(13,614,367)	51,191,732
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	119,786,289	—	—	—
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	9,685,982	81,575	(1,267,328)	(1,185,753)
Direxion Daily Software Bull 2X Shares	4,624,935	3,579	(822,595)	(819,016)
Direxion Daily TIPS Bull 2X Shares	7,467,625	—	(16,394)	(16,394)
Direxion Daily TIPS Bear 2X Shares	6,268,308	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	51,221,162	466,228	(3,344,055)	(2,877,827)
Direxion Daily US Infrastructure Bull 2X Shares	6,519,214	327,401	(325,426)	1,975

In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2021.

At October 31, 2021, these Funds deferred, on a tax basis, qualified late year losses of:

Funds	Ordinary Late Year Loss Deferral
Direxion Daily CSI 300 China A Share Bear 1X Shares	$1,076,933
Direxion Daily S&P 500® Bear 1X Shares	424,293
Direxion Daily CSI 300 China A Share Bull 2X Shares	—
Direxion Daily CSI China Internet Index Bull 2X Shares	956,081
Direxion Daily S&P 500® Bull 2X Shares	—
Direxion Daily MSCI Brazil Bull 2X Shares	—
Direxion Daily MSCI India Bull 2X Shares	—
Direxion Daily 5G Communications Bull 2X Shares	—
Direxion Daily Cloud Computing Bull 2X Shares	—
Direxion Daily Cloud Computing Bear 2X Shares	—
Direxion Daily Energy Bull 2X Shares	—
Direxion Daily Energy Bear 2X Shares	227,635
Direxion Daily Global Clean Energy Bull 2X Shares	—
Direxion Daily Gold Miners Index Bull 2X Shares	6,519,323
Direxion Daily Gold Miners Index Bear 2X Shares	640,162
Direxion Daily Junior Gold Miners Index Bull 2X Shares	3,898,732
Direxion Daily Junior Gold Miners Index Bear 2X Shares	547,905
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	1,715,490
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	485,978

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Funds	Ordinary Late Year Loss Deferral
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	$—
Direxion Daily Travel & Vacation Bull 2X Shares	—
Direxion Daily US Infrastructure Bull 2X Shares	—

Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carryforward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At October 31, 2021, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$26,925,905	$—
Direxion Daily S&P 500® Bear 1X Shares	—	56,478,698	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	10,088,930	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	26,906,573	13,859,025	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	—	424,057,644	—
Direxion Daily MSCI India Bull 2X Shares	9,714,156	—	—
Direxion Daily 5G Communications Bull 2X Shares	—	—	—
Direxion Daily Cloud Computing Bull 2X Shares	—	—	—
Direxion Daily Cloud Computing Bear 2X Shares	—	3,211,745	—
Direxion Daily Energy Bull 2X Shares	109,655,108	247,598,299	45,448,189
Direxion Daily Energy Bear 2X Shares	—	132,645,969	—
Direxion Daily Global Clean Energy Bull 2X Shares	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	13,263,957	969,150,336	604,575,510
Direxion Daily Gold Miners Index Bear 2X Shares	—	636,030,923	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	37,299,008	1,260,911,670	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	211,244,224	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	105,483,918	219,712,874	31,699,401
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	41,353,550	—
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	—	694,456	—
Direxion Daily US Infrastructure Bull 2X Shares	—	—	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2022, open U.S. Federal and state income tax years include the tax years ended October 31, 2019 through October 31, 2021. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

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4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the period ended April 30, 2022. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	8,816,124	32,830,211	2,885,905	19,592,982
Direxion Daily CSI China Internet Index Bull 2X Shares	84,931,360	395,137,051	445,168,866	87,907,797
Direxion Daily S&P 500® Bull 2X Shares	18,705,254	19,921,627	—	—
Direxion Daily S&P 500® Equal Weight Bull 2X Shares[2]	4,091,594	798,514	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	28,946,381	37,878,415	51,724,018	179,727,280
Direxion Daily MSCI India Bull 2X Shares	22,683,550	—	8,601,122	19,960,758
Direxion Daily 5G Communications Bull 2X Shares	466,330	1,073,446	—	—
Direxion Daily Cloud Computing Bull 2X Shares	1,514,018	7,294,922	6,753,043	2,286,958
Direxion Daily Cloud Computing Bear 2X Shares	—	—	—	—
Direxion Daily Energy Bull 2X Shares	6,121,735	131,549,947	500,820,452	332,764,314
Direxion Daily Energy Bear 2X Shares	—	—	—	—
Direxion Daily FinTech Bull 2X Shares[2]	6,012,237	1,512,637	—	—
Direxion Daily Global Clean Energy Bull 2X Shares	—	3,190,272	6,925,921	1,976,744
Direxion Daily Gold Miners Index Bull 2X Shares	248,276,850	212,775,965	150,465,128	299,443,776
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	158,282,950	71,540,885	138,136,350	240,372,372
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—
Direxion Daily Metal Miners Bull 2X Shares[1]	6,092,740	2,774,515	20,607,761	4,295,192
Direxion Daily Oil Services Bull 2X Shares[2]	4,536,683	2,433,578	12,866,947	1,701,093
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	155,474,593	104,696,306	400,176,148	428,277,598
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	3,643,471	11,762,185	13,974,051	774,881
Direxion Daily Software Bull 2X Shares[1]	4,555,429	2,802,917	8,192,117	6,028,795
Direxion Daily TIPS Bull 2X Shares[3]	3,768,949	—	1,240,735	—

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Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily TIPS Bear 2X Shares[3]	$—	$—	$—	$—
Direxion Daily Travel & Vacation Bull 2X Shares	1,123,157	11,885,629	58,816,088	19,211,792
Direxion Daily US Infrastructure Bull 2X Shares	888,811	977,188	—	—

1  Represents the period from December 16, 2021 (commencement of operations) to April 30, 2022.

2  Represents the period from January 20, 2022 (commencement of operations) to April 30, 2022.

3  Represents the period from April 7, 2022 (commencement of operations) to April 30, 2022.

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2022.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Daily CSI 300 China A Share Bear 1X Shares	0.60%
Direxion Daily S&P 500® Bear 1X Shares	0.35%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.75%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.75%
Direxion Daily S&P 500® Bull 2X Shares	0.50%
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	0.75%
Direxion Daily MSCI Brazil Bull 2X Shares	0.75%
Direxion Daily MSCI India Bull 2X Shares	0.75%
Direxion Daily 5G Communications Bull 2X Shares	0.75%
Direxion Daily Cloud Computing Bull 2X Shares	0.75%
Direxion Daily Cloud Computing Bear 2X Shares	0.75%
Direxion Daily Energy Bull 2X Shares	0.75%
Direxion Daily Energy Bear 2X Shares	0.75%
Direxion Daily FinTech Bull 2X Shares	0.75%
Direxion Daily Global Clean Energy Bull 2X Shares	0.75%
Direxion Daily Gold Miners Index Bull 2X Shares	0.75%
Direxion Daily Gold Miners Index Bear 2X Shares	0.75%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.75%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.75%
Direxion Daily Metal Miners Bull 2X Shares	0.75%
Direxion Daily Oil Services Bull 2X Shares	0.75%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.75%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.75%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.75%
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	0.75%
Direxion Daily Software Bull 2X Shares	0.75%
Direxion Daily TIPS Bull 2X Shares	0.75%
Direxion Daily TIPS Bear 2X Shares	0.75%
Direxion Daily Travel & Vacation Bull 2X Shares	0.75%
Direxion Daily US Infrastructure Bull 2X Shares	0.75%

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.026% on the first $10,000,000,000 of the Trust's daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.

DIREXION SEMI-ANNUAL REPORT
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Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds' operating expenses to the extent that they exceed the following rates multiplied by the Fund's respective average daily net assets at least until September 1, 2023. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

Direxion Daily CSI 300 China A Share Bear 1X Shares	0.80%
Direxion Daily S&P 500® Bear 1X Shares	0.45%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.95%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.95%
Direxion Daily S&P 500® Bull 2X Shares	0.60%
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	0.95%
Direxion Daily MSCI Brazil Bull 2X Shares	0.95%
Direxion Daily MSCI India Bull 2X Shares	0.95%
Direxion Daily 5G Communications Bull 2X Shares	0.95%
Direxion Daily Cloud Computing Bull 2X Shares	0.95%
Direxion Daily Cloud Computing Bear 2X Shares	0.95%
Direxion Daily Energy Bull 2X Shares	0.95%
Direxion Daily Energy Bear 2X Shares	0.95%
Direxion Daily FinTech Bull 2X Shares	0.95%
Direxion Daily Global Clean Energy Bull 2X Shares	0.95%
Direxion Daily Gold Miners Index Bull 2X Shares	0.95%
Direxion Daily Gold Miners Index Bear 2X Shares	0.95%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.95%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.95%
Direxion Daily Metal Miners Bull 2X Shares	0.95%
Direxion Daily Oil Services Bull 2X Shares	0.95%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.95%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.95%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.95%
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	0.95%
Direxion Daily Software Bull 2X Shares	0.95%
Direxion Daily TIPS Bull 2X Shares	0.95%
Direxion Daily TIPS Bear 2X Shares	0.95%
Direxion Daily Travel & Vacation Bull 2X Shares	0.95%
Direxion Daily US Infrastructure Bull 2X Shares	0.95%

The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential
	Expenses Recouped	Expenses Reimbursed	October 31, 2022	October 31, 2023	October 31, 2024	April 30, 2025	Recoupment Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 1X Shares	—	49,380	22,763	130,155	69,822	49,380	272,120
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	450	—	—	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	—	24,668	28,429	41,789	35,971	24,668	130,857
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	—	10,210	—	—	—	10,210	10,210
Direxion Daily MSCI Brazil Bull 2X Shares	—	—	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT
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			Potential Recoupment Amounts Expiring:				Total Potential
	Expenses Recouped	Expenses Reimbursed	October 31, 2022	October 31, 2023	October 31, 2024	April 30, 2025	Recoupment Amount
Direxion Daily MSCI India Bull 2X Shares	$—	$—	$—	$—	$—	$—	$—
Direxion Daily 5G Communications Bull 2X Shares	—	10,632	—	—	16,237	10,632	26,869
Direxion Daily Cloud Computing Bull 2X Shares	—	13,936	—	—	17,799	13,936	31,735
Direxion Daily Cloud Computing Bear 2X Shares	—	14,220	—	—	31,061	14,220	45,281
Direxion Daily Energy Bull 2X Shares	1,215	—	—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	—	6,106	10,916	28,222	11,909	6,106	57,153
Direxion Daily FinTech Bull 2X Shares	—	15,305	—	—	—	15,305	15,305
Direxion Daily Global Clean Energy Bull 2X Shares	—	19,230	—	—	19,710	19,230	38,940
Direxion Daily Gold Miners Index Bull 2X Shares	7,397	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	20,350	11,797	—	—	—	490	490
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	9,992	9,992	—	—	—	—	—
Direxion Daily Metal Miners Bull 2X Shares	—	10,145	—	—	—	10,145	10,145
Direxion Daily Oil Services Bull 2X Shares	—	5,955	—	—	—	5,955	5,955
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	528	3,069	11,645	24,009	248	3,069	38,971
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	2,261	—	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	3,895	43	10,381	33,028	2,524	43	45,976
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	—	10,997	—	—	15,215	10,997	26,212
Direxion Daily Software Bull 2X Shares	—	17,743	—	—	—	17,743	17,743
Direxion Daily TIPS Bull 2X Shares	—	2,390	—	—	—	2,390	2,390
Direxion Daily TIPS Bear 2X Shares	—	2,430	—	—	—	2,430	2,430

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			Potential Recoupment Amounts Expiring:				Total Potential
	Expenses Recouped	Expenses Reimbursed	October 31, 2022	October 31, 2023	October 31, 2024	April 30, 2025	Recoupment Amount
Direxion Daily Travel & Vacation Bull 2X Shares	$401	$2,880	$—	$—	$13,990	$2,880	$16,870
Direxion Daily US Infrastructure Bull 2X Shares	—	19,170	—	—	14,240	19,170	33,410

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of April 30, 2022 is presented on the Statement of Assets and Liabilities as Due from (to) Adviser, net.

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments at April 30, 2022:

	Asset Class					Liability Class
	Level 1				Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$163,388,381	$—	$6,737,610	$(1,039,275)
Direxion Daily S&P 500® Bear 1X Shares	—	—	329,652,170	—	8,355,335	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	1,137,051	—	75,433,829	—	—	(16,778,678)
Direxion Daily CSI China Internet Index Bull 2X Shares	162,239,184	—	238,151,258	—	6,765,003	(53,457,694)
Direxion Daily S&P 500® Bull 2X Shares	50,253,330	—	4,642,268	—	—	(4,133,192)
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	3,081,705	—	1,604,273	—	—	(315,373)

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	Asset Class					Liability Class
	Level 1				Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily MSCI Brazil Bull 2X Shares	$29,699,353	$—	$114,430,675	$—	$11,451,112	$(3,433,984)
Direxion Daily MSCI India Bull 2X Shares	24,036,126	—	47,417,180	—	136,866	(2,195,283)
Direxion Daily 5G Communications Bull 2X Shares	—	3,186,127	1,314,703	—	—	(437,178)
Direxion Daily Cloud Computing Bull 2X Shares	—	8,577,140	2,722,406	—	—	(2,286,998)
Direxion Daily Cloud Computing Bear 2X Shares	—	—	20,557,186	—	3,874,952	—
Direxion Daily Energy Bull 2X Shares	—	563,829,283	103,444,958	—	85,334,187	—
Direxion Daily Energy Bear 2X Shares	—	—	45,806,395	—	1,441,484	(4,606,334)
Direxion Daily FinTech Bull 2X Shares	—	3,759,862	1,427,707	—	—	(676,706)
Direxion Daily Global Clean Energy Bull 2X Shares	4,787,187	—	1,100,011	—	—	(313,534)
Direxion Daily Gold Miners Index Bull 2X Shares	318,685,771	—	274,130,245	—	80,470,530	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	101,283,553	—	6,192,968	(10,390,208)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	159,735,259	—	291,632,285	—	6,748,490	(79,652,562)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	78,545,957	—	16,354,647	(411,709)
Direxion Daily Metal Miners Bull 2X Shares	—	20,395,965	7,106,099	—	—	(3,320,209)
Direxion Daily Oil Services Bull 2X Shares	—	13,596,360	3,679,598	—	59,046	(253,408)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	10,535,332	—	12,852,412	—	—	(6,363,015)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	456,958,033	503,189,083	—	241,712,797	(32,332,199)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	119,786,289	—	3,022,541	(4,466,410)
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	—	6,701,305	1,798,924	—	—	(275,021)
Direxion Daily Software Bull 2X Shares	—	2,843,180	962,739	—	—	(479,113)
Direxion Daily TIPS Bull 2X Shares	4,993,290	—	2,457,941	—	—	(19,074)
Direxion Daily TIPS Bear 2X Shares	—	—	6,268,308	—	34,104	—
Direxion Daily Travel & Vacation Bull 2X Shares	—	35,909,243	12,434,092	—	—	(910,874)
Direxion Daily US Infrastructure Bull 2X Shares	—	4,128,153	2,393,036	—	—	(242,192)

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For further detail on each asset class, see each Fund's Schedule of Investments.

*  Total return swap contracts are valued at the unrealized appreciation/(depreciation).

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, and b) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no Level 3 securities held by the Funds during the period ended April 30, 2022.

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2022, the Funds were invested in swap contracts. At April 30, 2022, the fair values of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily CSI 300 China A Share Bear 1X Shares	$6,737,610	$—	$6,737,610
Direxion Daily S&P 500® Bear 1X Shares	8,355,335	—	8,355,335
Direxion Daily CSI China Internet Index Bull 2X Shares	6,765,003	—	6,765,003
Direxion Daily MSCI Brazil Bull 2X Shares	11,451,112	—	11,451,112
Direxion Daily MSCI India Bull 2X Shares	136,866	—	136,866
Direxion Daily Cloud Computing Bear 2X Shares	3,874,952	—	3,874,952
Direxion Daily Energy Bull 2X Shares	85,334,187	—	85,334,187
Direxion Daily Energy Bear 2X Shares	1,441,484	—	1,441,484
Direxion Daily Gold Miners Index Bull 2X Shares	80,470,530	—	80,470,530
Direxion Daily Gold Miners Index Bear 2X Shares	6,192,968	—	6,192,968
Direxion Daily Junior Gold Miners Index Bull 2X Shares	6,748,490	—	6,748,490
Direxion Daily Junior Gold Miners Index Bear 2X Shares	16,354,647	—	16,354,647
Direxion Daily Oil Services Bull 2X Shares	59,046	—	59,046
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	241,712,797	—	241,712,797
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	3,022,541	—	3,022,541
Direxion Daily TIPS Bear 2X Shares	—	34,104	34,104
	Liability Derivatives[2]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily CSI 300 China A Share Bear 1X Shares	$1,039,275	$—	$1,039,275
Direxion Daily CSI 300 China A Share Bull 2X Shares	16,778,678	—	16,778,678
Direxion Daily CSI China Internet Index Bull 2X Shares	53,457,694	—	53,457,694
Direxion Daily S&P 500® Bull 2X Shares	4,133,192	—	4,133,192
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	315,373	—	315,373
Direxion Daily MSCI Brazil Bull 2X Shares	3,433,984	—	3,433,984
Direxion Daily MSCI India Bull 2X Shares	2,195,283	—	2,195,283
Direxion Daily 5G Communications Bull 2X Shares	437,178	—	437,178
Direxion Daily Cloud Computing Bull 2X Shares	2,286,998	—	2,286,998
Direxion Daily Energy Bear 2X Shares	4,606,334	—	4,606,334
Direxion Daily FinTech Bull 2X Shares	676,706	—	676,706
Direxion Daily Global Clean Energy Bull 2X Shares	313,534	—	313,534
Direxion Daily Gold Miners Index Bear 2X Shares	10,390,208	—	10,390,208
Direxion Daily Junior Gold Miners Index Bull 2X Shares	79,652,562	—	79,652,562
Direxion Daily Junior Gold Miners Index Bear 2X Shares	411,709	—	411,709
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	Liability Derivatives[2]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Metal Miners Bull 2X Shares	$3,320,209	$—	$3,320,209
Direxion Daily Oil Services Bull 2X Shares	253,408	—	253,408
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	6,363,015	—	6,363,015
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	32,332,199	—	32,332,199
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	4,466,410	—	4,466,410
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	275,021	—	275,021
Direxion Daily Software Bull 2X Shares	479,113	—	479,113
Direxion Daily TIPS Bull 2X Shares	—	19,074	19,074
Direxion Daily Travel & Vacation Bull 2X Shares	910,874	—	910,874
Direxion Daily US Infrastructure Bull 2X Shares	242,192	—	242,192

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

Transactions in derivative instruments during the period ended April 30, 2022, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily CSI 300 China A Share Bear 1X Shares	Swap Contracts	$18,589,457	$—	$10,905,865	$—
Direxion Daily S&P 500® Bear 1X Shares	Swap Contracts	3,399,947	—	17,745,605	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	Swap Contracts	(5,839,643)	—	(23,949,217)	—
Direxion Daily CSI China Internet Index Bull 2X Shares	Swap Contracts	(230,542,075)	—	(12,406,776)	—
Direxion Daily S&P 500® Bull 2X Shares	Swap Contracts	973,138	—	(7,462,552)	—
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	Swap Contracts	(122,463)	—	(315,373)	—
Direxion Daily MSCI Brazil Bull 2X Shares	Swap Contracts	19,150,495	—	38,007,211	—
Direxion Daily MSCI India Bull 2X Shares	Swap Contracts	15,020,428	—	(23,091,737)	—
Direxion Daily 5G Communications Bull 2X Shares	Swap Contracts	(257,524)	—	(502,171)	—
Direxion Daily Cloud Computing Bull 2X Shares	Swap Contracts	(6,933,426)	—	(4,924,216)	—
Direxion Daily Cloud Computing Bear 2X Shares	Swap Contracts	6,451,079	—	5,627,348	—
Direxion Daily Energy Bull 2X Shares	Swap Contracts	246,933,446	—	(42,977,701)	—
Direxion Daily Energy Bear 2X Shares	Swap Contracts	(22,980,190)	—	5,529,229	—
Direxion Daily FinTech Bull 2X Shares	Swap Contracts	(270,489)	—	(676,706)	—
Direxion Daily Global Clean Energy Bull 2X Shares	Swap Contracts	(2,048,381)	—	(1,266,036)	—
Direxion Daily Gold Miners Index Bull 2X Shares	Swap Contracts	(66,645,880)	—	178,438,896	—
Direxion Daily Gold Miners Index Bear 2X Shares	Swap Contracts	(6,784,118)	—	(12,785,160)	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	Swap Contracts	11,782,889	—	(10,788,442)	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	Swap Contracts	(21,998,348)	—	17,459,721	—
Direxion Daily Metal Miners Bull 2X Shares	Swap Contracts	5,017,384	—	(3,320,209)	—
Direxion Daily Oil Services Bull 2X Shares	Swap Contracts	467,587	—	(194,362)	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Swap Contracts	(6,904,749)	—	(15,118,647)	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Swap Contracts	510,428,589	—	(272,933,182)	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	Swap Contracts	(83,291,930)	—	37,255,201	—
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	Swap Contracts	(6,361,841)	—	(484,921)	—
Direxion Daily Software Bull 2X Shares	Swap Contracts	(1,025,620)	—	(479,113)	—
Direxion Daily TIPS Bull 2X Shares	Swap Contracts	—	(1,401)	—	(19,074)

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		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily TIPS Bear 2X Shares	Swap Contracts	$—	$(6,883)	$—	$34,104
Direxion Daily Travel & Vacation Bull 2X Shares	Swap Contracts	(5,485,593)	—	(894,703)	—
Direxion Daily US Infrastructure Bull 2X Shares	Swap Contracts	(17,386)	—	(538,270)	—

1  Statements of Operations location: Net realized gain (loss) on swap contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.

For the period ended April 30, 2022, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$143,549,380
Direxion Daily S&P 500® Bear 1X Shares	—	229,849,590
Direxion Daily CSI 300 China A Share Bull 2X Shares	154,775,387	—
Direxion Daily CSI China Internet Index Bull 2X Shares	514,594,295	—
Direxion Daily S&P 500® Bull 2X Shares	57,837,835	—
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	4,016,566	—
Direxion Daily MSCI Brazil Bull 2X Shares	257,733,379	—
Direxion Daily MSCI India Bull 2X Shares	132,538,977	—
Direxion Daily 5G Communications Bull 2X Shares	5,939,936	—
Direxion Daily Cloud Computing Bull 2X Shares	21,931,494	—
Direxion Daily Cloud Computing Bear 2X Shares	—	31,730,165
Direxion Daily Energy Bull 2X Shares	653,538,840	—
Direxion Daily Energy Bear 2X Shares	—	66,927,134
Direxion Daily FinTech Bull 2X Shares	4,441,153	—
Direxion Daily Global Clean Energy Bull 2X Shares	7,675,288	—
Direxion Daily Gold Miners Index Bull 2X Shares	999,810,773	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	147,824,256
Direxion Daily Junior Gold Miners Index Bull 2X Shares	760,382,860	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	154,859,313
Direxion Daily Metal Miners Bull 2X Shares	13,000,898	—
Direxion Daily Oil Services Bull 2X Shares	8,676,324	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	48,295,273	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	1,077,359,517	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	162,654,158
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	8,584,977	—
Direxion Daily Software Bull 2X Shares	3,010,612	—
Direxion Daily TIPS Bull 2X Shares	4,938,801	—
Direxion Daily TIPS Bear 2X Shares	—	6,311,977
Direxion Daily Travel & Vacation Bull 2X Shares	34,138,515	—
Direxion Daily US Infrastructure Bull 2X Shares	8,002,068	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of -100%, 200%, or -200% daily performance of their respective index.

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay

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associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

In addition, the Fund's investments in derivatives are subject to the following risks:

•  Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

•  Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund's volatility. Futures contracts are also subject to leverage risk.

Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or

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economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap and futures contracts may be used to create leverage. Certain Funds employ leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

Market Disruption Risk – Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit a Fund's ability to sell securities and the Fund's sales may exacerbate the market volatility and downturn. Under such circumstances, a Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund's returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs' shares) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security and the market closing price of the security. Under those circumstances, the Fund's ability to track its index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to net asset value, and bid-ask spreads in the Fund's shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of other securities that are not perfectly correlated to the Fund's index.

The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.

Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

10.  ADDITIONAL INFORMATION

On March 28, 2022, shares of the following Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the reverse stock split is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	3/28/22	1	:10	$2.26	$22.60	45,096,196	4,509,620

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11.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

On May 31, 2022, shares of the following Funds were adjusted to reflect a reverse stock split. The effect of the reverse stock splits was to decrease the number of shares outstanding and increase the net asset value. The reverse stock splits have no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily CSI China Internet Index Bull 2X Shares	5/31/22	1	:10	$5.46	$54.60	61,750,001	6,175,000
Direxion Daily Energy Bear 2X Shares	5/31/22	1	:10	3.71	37.10	11,157,061	1,115,706

On June 21, 2022, certain Funds declared income distributions with an ex-date of June 22, 2022 and payable date of June 29, 2022. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	$0.00734
Direxion Daily MSCI Brazil Bull 2X Shares	0.84296
Direxion Daily 5G Communications Bull 2X Shares	0.04659
Direxion Daily Energy Bull 2X Shares	0.38241
Direxion Daily FinTech Bull 2X Shares	0.00703
Direxion Daily Global Clean Energy Bull 2X Shares	0.03239
Direxion Daily Metal Miners Bull 2X Shares	0.05857
Direxion Daily Oil Services Bull 2X Shares	0.00853
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.10802
Direxion Daily TIPS Bull 2X Shares	0.28542
Direxion Daily US Infrastructure Bull 2X Shares	0.09886

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Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

At a meeting held on May 18, 2021, August 18, 2021, November 19, 2022 and February 9, 2022, the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "ETF Trust") considered the approval of the Investment Advisory Agreement (the "Agreement") between Rafferty Asset Management, LLC (the "Adviser") and the ETF Trust, on behalf of the Direxion Daily Metal Miners Bull 2X Shares, Direxion Daily Oil Services Bull 2X Shares, Direxion Daily S&P 500® Equal Weight Bull 2X Shares, Direxion Daily Software Bull 2X Shares, Direxion Daily TIPS Bull 2X Shares, Direxion Daily TIPS Bear 2X Shares and Direxion Daily FinTech Bull 2X Shares, each a series of the ETF Trust. Each such series is referred to herein as a "Fund" and collectively as the "Funds."

Following such consideration, the Board, including the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 Act, as amended (the "Independent Trustees"), unanimously approved the Agreement on behalf of the relevant Funds. The Board, including the Independent Trustees, determined that the terms of the Agreement for the Funds were fair and reasonable and in the best interests of shareholders.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight or importance to different factors. For each Fund, the Board considered, among others, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided; (2) the projected profitability to the Adviser based upon its services to be provided to the Fund; (3) the extent to which economies of scale might be realized as the Fund grows; (4) whether fee levels reflect these economies of scale, if any, for the benefit of the Fund's shareholders; (5) comparisons of services and fees with contracts entered into by the Adviser with other clients (such as institutional investors), if any; and (6) other benefits anticipated to be derived and identified by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided under the Agreement by the Adviser. Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about its personnel, operations and financial condition, the Board considered the quality of the services provided by the Adviser under the Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the capacity and integrity of the Adviser's senior management and staff. The Board noted that the Adviser has provided services to the ETF Trust since its inception date and has developed an expertise in managing funds with investment strategies similar to the Funds. The Board considered the Adviser's representation that it has the financial resources and appropriate staffing to manage the relevant Funds and to meet its fee waiver and expense obligations thereto. The Board considered that the Adviser will oversee all aspects of the operation of the Funds, including oversight of the Funds' service providers, and provide compliance services to the Funds. The Board observed that because the Funds had not commenced operations, they did not have any prior performance history. Under the totality of the circumstances, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by the Adviser to the Funds under the Agreement were fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the fairness and reasonableness of the investment advisory fee rates to be paid to the Adviser by the Funds in light of the investment advisory services to be provided by the Adviser. The Board considered the fees to be paid to the Adviser on an annual basis, including pursuant to contractual fee waivers and expense reimbursement arrangements. The Board considered that the proposed advisory fee rate and net expense ratio for each Fund was similar to those of comparable exchange-traded funds and the same as those of similar series of the Trust.

The Board further considered the overall profitability of the Adviser's investment business and, because the Funds had not commenced operations and the Adviser had no prior profit data related to the Funds, the Board considered the break-even analysis provided by the Adviser for the Funds. The Board considered the significant drivers of cost for the Adviser including, but not limited to, intellectual capital, portfolio rebalancing, regulatory compliance, and entrepreneurial risk. The Board also considered the costs that investors would likely incur if they independently sought to achieve the investment objectives of the Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services to be provided and any profits that may be realized under the Agreement was not excessive.

DIREXION SEMI-ANNUAL REPORT
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Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Economies of Scale. The Board considered whether economies of scale may be realized by each Fund as it grows larger and the extent to which any such economies are reflected in contractual fee rates. Noting that the Funds had not yet commenced operations and did not yet have any assets, the Board concluded that economies of scale were not a material factor for the Board to consider in approving the agreement.

Other Benefits. The Board considered the Adviser's representations that its relationship with the Funds may enable it to attract assets to other funds. The Board also considered that the Adviser's overall business with brokerage firms may allow it to negotiate lower commission rates and get better execution for all of its portfolio trades. Based on these and other considerations, the Board determined that such benefits to the Adviser would likely not be material and, overall, would be reasonable.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from counsel discussing the legal standards applicable to its consideration of the Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Agreement, were fair and reasonable in light of the services performed, or to be performed, expenses incurred, or to be incurred and such other matters as the Board considered relevant.

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Direxion Shares ETF Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 54	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Chief Executive Officer of Rafferty Asset Management, LLC, since 2021 – present; Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019 and Direxion Advisors, LLC, November 2017 – January 2019.	139	None.
Angela Brickl(2) Age: 46	Trustee Chief Compliance Officer Secretary	Lifetime of Trust until removal or resignation; Since 2022 One Year; Since 2018 One Year; Since 2011	Chief Operating Officer, Rafferty Asset Management, LLC since May 2021; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	139	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 52	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	139	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill owns a beneficial interest in Rafferty.

(2)  Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 82 of the 128 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 11 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
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Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Jacob C. Gaffey Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	139	None.
Henry W. Mulholland Age: 59	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	139	None.
Kathleen M. Berkery Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Chief Financial Officer, Student Sponsor Partners, since November 2021; Senior Manager – Trusts & Estates, Rynkar, Vail & Barrett, LLC, since 2018; Financial Advisor, Lee, Nolan & Koroghlian Life Planning Group, 2010 – 2017.	139	None.
Carlyle Peake Age: 50	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Head of US & LATAM Debt Syndicate, BBVA Securities, Inc., since 2011.	139	None.
Mary Jo Collins Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Managing Director, Imperial Capital LLC, since 2020; Director, Royal Bank of Canada, 2014 – 2020.	139	None.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 82 of the 128 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 11 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
127

Direxion Shares ETF Trust

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 54	Chief Executive Officer	One Year; Since 2021	Chief Executive Officer, Rafferty Asset Management, LLC, since 2021; Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019 and Direxion Advisors, LLC, November 2017 – January 2019.	93	N/A
Patrick J. Rudnick Age: 48	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010	Senior Vice President, since March 2013, Rafferty Asset Management, LLC; Senior Vice President, since November 2017, Direxion Advisors, LLC.	N/A	N/A
Angela Brickl Age: 46	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011
			General Counsel, Rafferty Asset Management LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A
Corey Noltner Age: 33	Principal Financial Officer	One Year; Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, since October 2015.	N/A	N/A

(1)  Mr. O'Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust, and the Direxion Shares ETF Trust.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 82 of the 128 funds registered with the SEC, the Direxion Funds which, as of the date of this SAI, offers for sale to the public 11 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this SAI, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
128

SEMI-ANNUAL REPORT APRIL 30, 2022

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

Each Fund's premium/discount information is available free of charge on the Funds' website, www.direxioninvestments.com or by calling (800) 851-0511.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds' Part F of Form N-PORT (and Form N-Q prior to April 30, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2022

1301 Avenue of the Americas (6th Ave.), 35th Floor  New York, New York 10019  www.direxioninvestments.com

3X BULL FUNDS	3X BEAR FUNDS
Direxion Daily Mid Cap Bull 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily MSCI Mexico Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares
Direxion Daily Consumer Discretionary Bull 3X Shares
Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Regional Banks Bull 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P 500® High Beta Bear 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

You can find a Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from your financial intermediary such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to continue receive paper copies of shareholder reports through the mail or to otherwise change your delivery method, contact your financial intermediary or follow the instructions included with this disclosure. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

Letter to Shareholders	4
Expense Example	13
Allocation of Portfolio Holdings	16
Schedules of Investments	17
Statements of Assets and Liabilities	77
Statements of Operations	87
Statements of Changes in Net Assets	97
Financial Highlights	117
Notes to the Financial Statements	125
Supplemental Information	163
Trustees and Officers	164

Help Preserve the Environment – Go Green!

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With Direxion e-Delivery, you can:

•  Receive email notifications when your most recent shareholder communications are available for review.

•  Access prospectuses, annual reports and semi-annual reports online.

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1.  Visit www.direxioninvestments.com/edelivery

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If you have questions about Direxion e-Delivery services, contact one of our shareholder representatives at 800-851-0511.

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange traded funds (the "ETFs") covers the period from November 1, 2021 to April 30, 2022 (the "Semi-Annual Period").

Market Review:

Although global equities ended 2021 on a high note, the Omicron variant of Covid-19 was beginning to spread, and the CPI index started to creep upward. The equity rally did not last into 2022, as the S&P 500 recorded its worst January since 2008, with value names outperforming growth names. Equity markets continued to decline through February 2022, further magnified by the Russian invasion of Ukraine. The S&P 500 posted its first monthly gain of the year in March 2022, but not all global markets followed suit. At the same time, Chinese markets were crashing, primarily due to renewed countrywide Covid-19 shut-downs. April 2022 was extremely volatile, with equity markets struggling both domestically and internationally.

In November 2021, the treasury yield curve flattened and appetite for bonds was weak. There was a slight shift in December 2021, as investors looked towards the debt markets as a safe haven against mounting inflationary pressures, but risk-off sentiment returned in 2022 as the Federal Reserve took a hawkish stance against the economic environment. The Russian invasion of Ukraine weakened the fixed income segment of the market further, especially in emerging market debt. The end of this period saw the treasury yield curve shift higher, hurting fixed income returns. The general economic sentiment was weak as CPI and inflation rose, geopolitical tensions continued, and the Federal Reserve raised rates.

Direxion Shares Operational Review:

The discussion below relates to the performance of the ETFs for the Semi-Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 300% or -300% of the performance of a particular benchmark. All ETF returns are NAV (net asset value) returns.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to their benchmarks' performance. The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

The ETFs with the word "Bull" in their name (the "Bull ETFs") attempt to provide investment results that correlate to 300% of the return of a benchmark index, meaning the Bull Funds attempt to move in the same direction as their respective target benchmark index.

The Funds with the word "Bear" in their name (the "Bear ETFs") attempt to provide investment results that correlate to -300% of the return of a benchmark index, meaning that the Bear Funds attempt to move in the opposite, or inverse, direction of their respective target benchmark index.

In seeking to achieve each ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the benchmark index will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

DIREXION SEMI-ANNUAL REPORT

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if an ETF has met its daily investment goals, Rafferty maintains models which indicate the expected performance of each ETF as compared to the underlying relevant index. The models do not take into account the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Direxion Shares Performance:

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

Leverage – Each ETF seeks daily investment results (before fees and expenses) of either 300% (for the Bull ETFs) or -300% (for the Bear ETFs) of the performance of its respective underlying index. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying indexes.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of SOFR plus or minus a spread and a Bear ETF receives SOFR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. The spread varies by both Fund and counterparty and is a function of market demand, hedging costs, access to balance sheet, borrow volatility, current counterparty exposure and administrative costs associated with the swap counterparty. Generally for most of the Bull ETFs, the financing costs will have a negative effect on tracking, but for Bear ETFs, the financing cost will have a positive effect on tracking. An increase in interest rates which effects the cost of financing will further impact an ETF's performance and ability to track its index.

Optimized Baskets – Each Bull ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time, but deviates from its underlying index in the short-term.

Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury's semi-annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

DIREXION SEMI-ANNUAL REPORT

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Direxion Shares Performance Review:

The Direxion Daily Mid Cap Bull 3X Shares seeks to provide 300% of the daily return of the S&P Mid Cap 400® Index. The S&P Mid Cap 400® Index is a float-adjusted market capitalization weighted index that attempts to measure the performance of 400 mid-sized companies in the United States. For the Semi-Annual Period, the S&P Mid Cap 400® Index returned -9.88%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Mid Cap Bull 3X Shares returned -32.96%, while the model indicated an expected return of -32.10%.

The Direxion Daily S&P 500® Bull 3X Shares and the Direxion Daily S&P 500® 3X Bear Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P 500® Index. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The Index is a float-adjusted, market capitalization-weighted index. For the Semi-Annual Period, the S&P 500® Index returned -9.65%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P 500® Bull 3X Shares returned -31.45%, while the model indicated an expected return of -30.58%. The Direxion Daily S&P 500® Bear 3X Shares returned 20.07%, while the model indicated an expected return of 20.32%.

The Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Semi-Annual Period, the Russell 2000® Index returned -18.38%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Small Cap Bull 3X Shares returned -51.38%, while the model indicated an expected return of -50.74%. The Direxion Daily Small Cap Bear 3X Shares returned 50.73%, while the model indicated an expected return of 51.25%.

The Direxion Daily FTSE China Bull 3X Shares and the Direxion Daily FTSE China Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the index. Index constituents are screened for liquidity and weightings and are capped to prevent the index from being overly concentrated in any one stock. For the Semi-Annual Period, the FTSE China 50 Index returned -22.40%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily FTSE China Bull 3X Shares returned -63.90%, while the model indicated an expected return of -63.65%. The Direxion Daily FTSE China Bear 3X Shares returned 0.42%, while the model indicated an expected return of -0.03%.

The Direxion Daily FTSE Europe Bull 3X Shares seeks to provide 300% of the daily return of the FTSE Developed Europe All Cap Index. The FTSE Developed Europe All Cap Index is a market capitalization weighted index that is designed to measure the equity market performance of large-, mid- and small-cap companies in developed markets in Europe. For the Semi-Annual Period, the FTSE Developed Europe All Cap Index returned -14.20%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily FTSE Europe Bull 3X Shares returned -42.12%, while the model indicated an expected return of -41.28%.

DIREXION SEMI-ANNUAL REPORT

The Direxion Daily MSCI Emerging Markets Bull 3X Shares and the Direxion Daily MSCI Emerging Markets Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization index that is designed to represent the performance of large-and mid-capitalizations securities across 24 emerging markets countries. For the Semi-Annual Period, the MSCI Emerging Market IndexSM returned -15.52%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Emerging Markets MSCI Bull 3X Shares returned -44.88%, while the model indicated an expected return of -44.01%. The Direxion Daily MSCI Emerging Markets Bear 3X Shares returned 40.75%, while the model indicated an expected return of 41.51%.

The Direxion Daily MSCI Mexico Bull 3X Shares seeks to provide 300% of the daily return of the MSCI Mexico IMI 25/50 Index. The MSCI Mexico IMI 25/50 Index is designed to measure the performance of the large-, mid- and small-capitalization segments of the Mexican equity market, covering approximately 99% of the free float-adjusted market capitalization in Mexico. The index consists of stocks traded primarily on the Mexican Stock Market. For the Semi-Annual Period, the MSCI Mexico IMI 25/50 Index returned 3.68%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI Mexico Bull 3X Shares returned 4.18%, while the model indicated an expected return of 4.27%.

The Direxion Daily MSCI South Korea Bull 3X Shares seeks to provide 300% of the MSCI Korea 25/50 Index. The MSCI Korea 25/50 Index is designed to measure the performance of the large- and mid-cap segments of the South Korean equity market, covering approximately 85% of the free float-adjusted market capitalization of South Korean issuers. For the Semi-Annual Period, the MSCI Korea 25/50 Index returned -14.36%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI South Korea Bull 3X Shares returned -43.22%, while the model indicated an expected return of -42.41%.

The Direxion Daily Aerospace & Defense Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones U.S. Select Aerospace & Defense Index. The Dow Jones U.S. Select Aerospace & Defense Index is provided by Dow Jones U.S. Index. The index attempts to measure the performance of the aerospace and defense industry of the U.S. equity market. The index provider selects the stocks comprising the index from the aerospace and defense sector on the basis of the float-adjusted, market capitalization-weight of each constituent. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. For the Semi-Annual Period, the Dow Jones U.S. Select Aerospace & Defense Index returned -1.03%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Aerospace & Defense Bull 3X Shares returned -11.26% for the same period, while the model indicated an expected return of -10.03%.

The Direxion Daily Consumer Discretionary Bull 3X Shares seeks to provide 300% of the daily return of the Consumer Discretionary Select Sector Index. The Consumer Discretionary Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the consumer discretionary sector which includes the following industries: retail (specialty, multiline, internet & direct marketing); hotels, restaurants & leisure; textiles, apparel & luxury goods; household durables; automobiles; automobile components; distributors; leisure equipment & products; and diversified consumer services. For the Semi-Annual Period, the Consumer Discretionary Select Sector Index returned -18.70%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Consumer Discretionary Bull 3X Shares returned -53.82% for the same period, while the model indicated an expected return of -53.14%.

The Direxion Daily Dow Jones Internet Bull 3X Shares and the Direxion Daily Dow Jones Internet Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Dow Jones Internet Composite Index. The Dow Jones Internet Composite Index includes companies that generate at least 50% of their annual sales/revenue from the internet as determined by the Index Provider. Additionally, each stock must have a minimum of three months' trading history and a

DIREXION SEMI-ANNUAL REPORT

three month average market capitalization of at least $100 million. The Index consists of 40 stocks that are included in two different sectors, internet commerce and internet services. For the Semi-Annual Period, the Dow Jones Internet Composite Index returned -36.48%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Dow Jones Internet Bull 3X Shares returned -79.68%, while the model indicated an expected return of -79.36%. The Direxion Daily Dow Jones Internet Bear 3X Shares returned 155.66%, while the model indicated an expected return of 156.58%.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares sought to provide 300% and -300%, respectively, of the daily return of the Russell 1000® Index – Financials. The Russell 1000® Index – Financials is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large-capitalization U.S. equity market. This includes companies that are classified as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investments, and real estate, including real estate investment trusts (REITS). From November 1, 2021 through February 27, 2022, the Russell 1000® Index – Financials returned -3.06%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Financial Bull 3X Shares returned -13.07%, while the model indicated an expected return of -12.33%. The Direxion Daily Financial Bear 3X Shares returned 1.69%, while the model indicated an expected return of 1.70%.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index. The Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index is a subset of the Russell 1000® Index and measures the performance of US large capitalization companies that are assigned to the Financials Industry by the ICB sector classification framework. The Index is reviewed quarterly and at each review, all companies that have a weight greater than 4.5% in aggregate are no more than 22.5% of the index, and no individual company in the index has a weight greater than 15% of the index. From February 28, 2022 through April 30, 2022, the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index returned -11.44%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Financial Bull 3X Shares returned -33.49%, while the model indicated an expected return of -33.12%. The Direxion Daily Financial Bear 3X Shares returned 33.88%, while the model indicated an expected return of 33.81%.

The Direxion Daily Healthcare Bull 3X Shares seeks to provide 300% of the daily return of the Health Care Select Sector Index. The Health Care Select Sector Index is provided by Standard & Poor's and includes domestic companies from the healthcare sector, which includes the following industries: pharmaceuticals; health care equipment and supplies; health care providers and services; biotechnology; life sciences tools and services; and health care technology. For the Semi-Annual Period, the Health Care Select Sector Index returned -1.86%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Healthcare Bull 3X Shares returned -10.57%, while the model indicated an expected return of -9.30%.

The Direxion Daily Homebuilders & Supplies 3X Bull Shares seeks to provide 300% of the daily return of the Dow Jones U.S. Select Home Construction Index. The Dow Jones U.S. Select Home Construction Index measures U.S companies in the home construction sector that provide a wide range of products and services related to homebuilding, including home construction and producers, sellers and suppliers of building materials, furnishings and fixtures and also home improvement retailers. The index may include large-, mid- or small-capitalization companies. For the Semi-Annual Period, the Dow Jones U.S. Select Home Construction Index returned -19.26%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Homebuilders & Supplies 3X Bull Shares -56.33%, while the model indicated an expected return of -55.69%.

DIREXION SEMI-ANNUAL REPORT

The Direxion Daily Industrials Bull 3X Shares seeks to provide 300% of the daily return of the Industrials Select Sector Index. The Industrials Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the industrials sector which includes the following industries: aerospace and defense: industry conglomerates; machinery; road and rail; air freight and logistics; commercial services and supplies; professional services; electrical equipment; construction and engineering; trading companies and distributors; airlines; and building products. For the Semi-Annual Period, the Industrials Select Sector Index returned -8.22%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Industrials Bull 3X Shares returned -27.23%, while the model indicated an expected return of -26.29%.

The Direxion Daily Pharmaceutical & Medical Bull 3X Shares seeks to provide 300% of the daily return of the S&P Pharmaceuticals Select Industry Index. The S&P Pharmaceuticals Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) pharmaceuticals subindustry. For the Semi-Annual Period, the S&P Pharmaceuticals Select Industry Index returned -13.27%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Pharmaceutical & Medical Bull 3X Shares returned -40.50%, while the model indicated an expected return of -39.63%.

The Direxion Daily MSCI Real Estate Bull 3X Shares and the Direxion Daily MSCI Real Estate Bear 3X Shares sought to provide 300% and -300%, respectively, of the daily return of the MSCI US IMI Real Estate 25/50 Index. The MSCI US IMI Real Estate 25/50 Index is designed to measure the performance of the large-, mid- and small-capitalization segments of the U.S. equity universe that are classified in the real estate sector as per the Global Industry Classification Standard (GICS). From November 1, 2021 through February 27, 2022, the MSCI US IMI Real Estate 25/50 Index returned -3.51%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI Real Estate Bull 3X Shares returned -13.91%, while the model indicated an expected return of -13.19%. The Direxion Daily MSCI Real Estate Bear 3X Shares returned 3.77%, while the model indicated an expected return of 3.95%.

The Direxion Daily Real Estate Bull 3X Shares and the Direxion Daily Real Estate Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Real Estate Select Sector Index. The Real Estate Select Sector Index is provided by S&P Dow Jones Indices (the "Index Provider") and includes securities of companies from the following industries: real estate management and development and real estate investment trusts ("REITs"), excluding mortgage REITs. From February 28, 2022 through April 30, 2022, the Real Estate Select Sector Index returned 2.15%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Real Estate Bull 3X Shares returned 3.28%, while the model indicated an expected return of 3.81%. The Direxion Daily Real Estate Bear 3X Shares returned -10.93%, while the model indicated an expected return of -10.89%.

The Direxion Daily Regional Banks Bull 3X Shares seeks to provide 300% of the daily return of the S&P Regional Banks Select Industry Index. The S&P Regional Banks Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard regional banks sub-industry. For the Semi-Annual Period, the S&P Regional Banks Select Industry Index returned -11.72%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Regional Banks Bull 3X Shares returned -40.79%, while the model indicated an expected return of -39.97%.

The Direxion Daily Retail Bull 3X Shares seeks to provide 300% of the daily return of the S&P Retail Select Industry Index. The S&P Retail Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard retail sub-industry. For the Semi-Annual Period, the S&P Retail Select Industry Index returned -24.53%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should

DIREXION SEMI-ANNUAL REPORT

not generate expectations of annual performance of the ETFs. The Direxion Daily Retail Bull 3X Shares returned -64.50%, while the model indicated an expected return of -64.00%

The Direxion Daily S&P 500® High Beta Bull 3X Shares and the Direxion Daily S&P 500® High Beta Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P 500® High Beta Index. The S&P 500® High Beta Index selects 100 securities to include in the Index from the S&P 500® Index that have the highest sensitivity to market movements, or "beta" over the past 12 months as determined by the Index Provider. Securities with the highest beta are generally the most volatile securities of the S&P 500® Index. The Index is reviewed and rebalanced quarterly. For the Semi-Annual Period, the S&P 500® High Beta Index returned -13.90%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P 500® High Beta Bull 3X Shares returned -45.43%, while the model indicated an expected return of -44.62%. The Direxion Daily S&P 500® High Beta Bear 3X Shares returned 17.88%, while the model indicated an expected return of 18.27%.

The Direxion Daily S&P Biotech Bull 3X Shares and the Direxion Daily S&P Biotech Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by Standard & Poor's and includes domestic companies from the biotechnology industry. The index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards. For the Semi-Annual Period, the S&P Biotechnology Select Industry Index returned -40.78%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P Biotech Bull 3X Shares returned -84.75%, while the model indicated an expected return of -84.53%. The Direxion Daily S&P Biotech Bear 3X Shares returned 169.20%, while the model indicated an expected return of 170.52%.

The Direxion Daily Semiconductor Bull 3X Shares and the Direxion Daily Semiconductor Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the ICE Semiconductor Index. The ICE Semiconductor Index is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the thirty largest U.S. listed semiconductor companies. For the Semi-Annual Period, the ICE Semiconductor Index returned -15.18%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Semiconductor Bull 3X Shares returned -53.47%, while the model indicated an expected return of -52.77%. The Direxion Daily Semiconductor Bear 3X Shares returned -1.97%, while the model indicated an expected return of -1.65%.

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Technology Select Sector Index. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics. For the Semi-Annual Period, the Technology Select Sector Index returned -12.08%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Technology Bull 3X Shares returned -41.05%, while the model indicated an expected return of -40.17%. The Direxion Daily Technology Bear 3X Shares returned 13.56%, while the model indicated an expected return of 14.03%.

The Direxion Daily Transportation Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones Transportation Average. The Dow Jones Transportation Average is provided by Dow Jones U.S. Index and measures the performance of large, well-known companies within the transportation industry (e.g. shipping, railroad companies, airlines, etc.). For the Semi-Annual Period, the Dow Jones Transportation Average returned -5.97%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Transportation Bull 3X Shares returned -26.60%, while the model indicated an expected return of -25.44%.

DIREXION SEMI-ANNUAL REPORT

The Direxion Daily Utilities Bull 3X Shares seeks to provide 300% of the daily return of the Utilities Select Sector Index. The Utilities Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the utilities sector which includes the following industries: electric utilities; multi-utilities; water utilities; independent power producers and energy trades; and gas utilities. For the Semi-Annual Period, the Utilities Select Sector Index returned 8.17%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Utilities Bull 3X Shares returned 20.14%, while the model indicated an expected return of 21.70%.

The Direxion Daily 7-10 Year Treasury Bull 3X Shares and the Direxion Daily 7-10 Year Treasury Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned -9.79%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned -27.90%, while the model indicated an expected return of -27.42%. The Direxion Daily 7-10 Year Treasury Bear 3X Shares returned 31.92%, while the model indicated and an expected return of 33.67%.

The Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned -18.41%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned -48.89%, while the model indicated an expected return of -48.23%. The Direxion Daily 20+ Year Treasury Bear 3X Shares returned 66.34%, while the model indicated an expected return of 68.19%.

As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Patrick Rudnick	Corey Noltner
Principal Executive Officer	Principal Financial Officer

An investor should carefully consider a Fund's investment objective, risks, charges, and expenses before investing. A Fund's prospectus and summary prospectus contain this and other information about the Direxion Shares. To obtain a Fund's prospectus and summary prospectus call 866-476-7523 or visit our website at direxion.com. A Fund's prospectus and summary prospectus should be read carefully before investing.

DIREXION SEMI-ANNUAL REPORT

Investing in a Direxion Shares ETF may be more volatile than investing in broadly diversified funds. The use of leverage by an ETF increases the risk to the ETF. The Direxion Shares ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged, or daily inverse leveraged, investment results and intend to actively monitor and manage their investment. The Direxion Shares ETFs are not designed to track their respective underlying indices over a period of time longer than one day.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. For the most recent month-end performance please visit the Funds website at direxion.com.

Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes. For additional information, see the Fund's prospectus.

Shares of the Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Market Price returns are based upon the midpoint of the bid/ask spread at 4:00 pm EST (when NAV is normally calculated) and do not represent the returns you would receive if you traded shares at other times. Brokerage commissions will reduce returns. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Some performance results reflect expense reimbursements or recoupments and fee waivers in effect during certain periods shown. Absent these reimbursements or recoupments and fee waivers, results would have been less favorable.

SOFR (Secured Overnight Financing Rate) is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities.

Direxion Shares Risks – An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs' investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETF does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Adviser as of April 30, 2022 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2022

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period November 1, 2021 to April 30, 2022" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (Unaudited)

April 30, 2022

	Annualized Expense Ratio	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period*
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	0.96%	$1,000.00	$670.40	$3.98
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily S&P 500® Bull 3X Shares
Based on actual fund return	0.86%	1,000.00	685.50	3.59
Based on hypothetical 5% return	0.86%	1,000.00	1,020.53	4.31
Direxion Daily S&P 500® Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	1,200.70	5.18
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	0.89%	1,000.00	486.20	3.28
Based on hypothetical 5% return	0.89%	1,000.00	1,020.38	4.46
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	0.92%	1,000.00	1,507.30	5.91
Based on hypothetical 5% return	0.92%	1,000.00	1,020.23	4.76

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2022

	Annualized Expense Ratio	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period*
Direxion Daily FTSE China Bull 3X Shares
Based on actual fund return	0.95%	$1,000.00	$361.00	$3.21
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily FTSE China Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	1,004.20	4.72
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily FTSE Europe Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	578.80	3.84
Based on hypothetical 5% return	0.98%	1,000.00	1,019.94	4.91
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	551.20	3.65
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	1,407.50	5.73
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily MSCI Mexico Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,041.80	4.86
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily MSCI South Korea Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	567.80	3.69
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Aerospace & Defense Bull 3X Shares
Based on actual fund return	0.94%	1,000.00	887.40	4.40
Based on hypothetical 5% return	0.94%	1,000.00	1,020.13	4.71
Direxion Daily Consumer Discretionary Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	461.80	3.48
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Dow Jones Internet Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	203.20	2.83
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Dow Jones Internet Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	2,556.60	8.38
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Financial Bull 3X Shares
Based on actual fund return	0.84%	1,000.00	578.20	3.29
Based on hypothetical 5% return	0.84%	1,000.00	1,020.63	4.21
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	1,361.70	5.56
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Healthcare Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	894.30	4.51
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Based on actual fund return	0.94%	1,000.00	436.70	3.35
Based on hypothetical 5% return	0.94%	1,000.00	1,020.13	4.71
Direxion Daily Industrials Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	727.70	4.11
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	595.00	3.76
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Real Estate Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	889.20	4.50
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2022

	Annualized Expense Ratio	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period*
Direxion Daily Real Estate Bear 3X Shares
Based on actual fund return	0.95%	$1,000.00	$924.30	$4.53
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Regional Banks Bull 3X Shares
Based on actual fund return	0.89%	1,000.00	592.10	3.51
Based on hypothetical 5% return	0.89%	1,000.00	1,020.38	4.46
Direxion Daily Retail Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	355.00	3.19
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily S&P 500® High Beta Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	545.70	3.68
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily S&P 500® High Beta Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	1,178.80	5.13
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily S&P Biotech Bull 3X Shares
Based on actual fund return	0.92%	1,000.00	152.50	2.63
Based on hypothetical 5% return	0.92%	1,000.00	1,020.23	4.61
Direxion Daily S&P Biotech Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	2,692.00	8.88
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Semiconductor Bull 3X Shares
Based on actual fund return	0.73%	1,000.00	465.30	2.65
Based on hypothetical 5% return	0.73%	1,000.00	1,021.18	3.66
Direxion Daily Semiconductor Bear 3X Shares
Based on actual fund return	0.90%	1,000.00	980.30	4.42
Based on hypothetical 5% return	0.90%	1,000.00	1,020.33	4.51
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	0.87%	1,000.00	589.50	3.43
Based on hypothetical 5% return	0.87%	1,000.00	1,020.48	4.36
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	1,135.60	5.03
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Transportation Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	734.00	4.13
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Utilities Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,201.40	5.24
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	721.00	4.05
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	1,319.20	5.52
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily 20+ Year Treasury Bull 3X Shares
Based on actual fund return	0.89%	1,000.00	511.10	3.33
Based on hypothetical 5% return	0.89%	1,000.00	1,020.38	4.46
Direxion Daily 20+ Year Treasury Bear 3X Shares
Based on actual fund return	0.89%	1,000.00	1,663.40	5.88
Based on hypothetical 5% return	0.89%	1,000.00	1,020.38	4.46

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of November 1, 2021 to April 30, 2022), then divided by 365.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings (Unaudited)

April 30, 2022

	Cash*	Common Stocks	Investment Companies	Swaps	Total
Direxion Daily Mid Cap Bull 3X Shares	40%	—	76%	(16)%	100%
Direxion Daily S&P 500® Bull 3X Shares	31%	—	83%	(14)%	100%
Direxion Daily S&P 500® Bear 3X Shares	79%	—	—	21%	100%
Direxion Daily Small Cap Bull 3X Shares	57%	—	66%	(23)%	100%
Direxion Daily Small Cap Bear 3X Shares	69%	—	—	31%	100%
Direxion Daily FTSE China Bull 3X Shares	58%	—	42%	0%**	100%
Direxion Daily FTSE China Bear 3X Shares	119%	—	—	(19)%	100%
Direxion Daily FTSE Europe Bull 3X Shares	70%	—	51%	(21)%	100%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	125%	—	1%	(26)%	100%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	91%	—	—	9%	100%
Direxion Daily MSCI Mexico Bull 3X Shares	58%	—	46%	(4)%	100%
Direxion Daily MSCI South Korea Bull 3X Shares	71%	—	57%	(28)%	100%
Direxion Daily Aerospace & Defense Bull 3X Shares	27%	72%	—	1%	100%
Direxion Daily Consumer Discretionary Bull 3X Shares	32%	84%	—	(16)%	100%
Direxion Daily Dow Jones Internet Bull 3X Shares	57%	83%	—	(40)%	100%
Direxion Daily Dow Jones Internet Bear 3X Shares	99%	—	—	1%	100%
Direxion Daily Financial Bull 3X Shares	45%	79%	—	(24)%	100%
Direxion Daily Financial Bear 3X Shares	81%	—	—	19%	100%
Direxion Daily Healthcare Bull 3X Shares	32%	72%	—	(4)%	100%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	45%	73%	—	(18)%	100%
Direxion Daily Industrials Bull 3X Shares	57%	58%	—	(15)%	100%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	57%	56%	—	(13)%	100%
Direxion Daily Real Estate Bull 3X Shares	59%	51%	—	(10)%	100%
Direxion Daily Real Estate Bear 3X Shares	95%	—	—	5%	100%
Direxion Daily Regional Banks Bull 3X Shares	45%	79%	—	(24)%	100%
Direxion Daily Retail Bull 3X Shares	39%	83%	—	(22)%	100%
Direxion Daily S&P 500® High Beta Bull 3X Shares	41%	83%	—	(24)%	100%
Direxion Daily S&P 500® High Beta Bear 3X Shares	81%	—	—	19%	100%
Direxion Daily S&P Biotech Bull 3X Shares	59%	83%	—	(42)%	100%
Direxion Daily S&P Biotech Bear 3X Shares	42%	—	—	58%	100%
Direxion Daily Semiconductor Bull 3X Shares	45%	80%	—	(25)%	100%
Direxion Daily Semiconductor Bear 3X Shares	80%	—	—	20%	100%
Direxion Daily Technology Bull 3X Shares	49%	71%	—	(20)%	100%
Direxion Daily Technology Bear 3X Shares	88%	—	—	12%	100%
Direxion Daily Transportation Bull 3X Shares	77%	45%	—	(22)%	100%
Direxion Daily Utilities Bull 3X Shares	5%	87%	—	8%	100%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	31%	—	86%	(17)%	100%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	88%	—	—	12%	100%
Direxion Daily 20+ Year Treasury Bull 3X Shares	63%	—	64%	(27)%	100%
Direxion Daily 20+ Year Treasury Bear 3X Shares	80%	—	—	20%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash, cash equivalents and other assets less liabilities.

**  Less than 0.5%.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 76.0%
178,279	iShares Core S&P Mid-Cap ETF (a)	$44,439,606
	TOTAL INVESTMENT COMPANIES (Cost $43,806,890)	$44,439,606
SHORT TERM INVESTMENTS - 40.8%
Money Market Funds - 40.8%
12,222,667	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$12,222,667
11,635,923	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	11,635,923
	TOTAL SHORT TERM INVESTMENTS (Cost $23,858,590)	$23,858,590
	TOTAL INVESTMENTS (Cost $67,665,480) - 116.8% (c)	$68,298,196
	Liabilities in Excess of Other Assets - (16.8)%	(9,819,675)
	TOTAL NET ASSETS - 100.0%	$58,478,521

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,116,756.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P MidCap 400® Index	0.5800% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	10,614	$27,283,070	$(723,437)
Total return of S&P MidCap 400® Index	0.5800% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	8,600	23,727,351	(2,152,240)
Total return of S&P MidCap 400® Index	0.7300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	15,577	41,746,112	(2,781,442)
Total return of S&P MidCap 400® Index	0.7800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	17,604	47,983,624	(3,855,015)
					$140,740,157	$(9,512,134)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 83.4%
5,144,210	iShares Core S&P 500 ETF (a)	$2,127,439,488
	TOTAL INVESTMENT COMPANIES (Cost $2,162,814,141)	$2,127,439,488
SHORT TERM INVESTMENTS - 28.6%
Money Market Funds - 28.6%
459,419,032	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$459,419,032
154,989,627	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.32% (b)	154,989,627
16,660,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	16,660,000
99,746,979	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	99,746,979
	TOTAL SHORT TERM INVESTMENTS (Cost $730,815,638)	$730,815,638
	TOTAL INVESTMENTS (Cost $2,893,629,779) - 112.0% (c)	$2,858,255,126
	Liabilities in Excess of Other Assets - (12.0)%	(305,983,357)
	TOTAL NET ASSETS - 100.0%	$2,552,271,769

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,322,306,250.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® Index	0.7800% representing 1 month SOFR rate + spread	Goldman Sachs	10/26/2022	211,602	$923,506,363	$(46,621,205)
Total return of S&P 500® Index	0.7500% representing 1 month SOFR rate + spread	Barclays	12/7/2022	211,276	916,176,808	(42,871,710)
Total return of S&P 500® Index	0.9300% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	225,000	988,088,286	(58,307,213)
Total return of S&P 500® Index	0.5300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	197,016	864,887,966	(50,387,205)
Total return of S&P 500® Index	0.7300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	119,488	548,210,825	(53,428,402)
Total return of S&P 500® Index	0.9200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	179,969	773,032,630	(28,861,626)
Total return of S&P 500® Index	0.6300% representing 1 month SOFR rate + spread	J.P. Morgan	2/10/2023	193,909	867,405,576	(65,084,171)
					$5,881,308,454	$(345,561,532)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 91.7%
Money Market Funds - 91.7%
228,363,717	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$228,363,717
96,223,885	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.32% (a)	96,223,885
26,244,053	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (a)	26,244,053
88,939,044	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	88,939,044
	TOTAL SHORT TERM INVESTMENTS (Cost $439,770,699) (b)	$439,770,699
	TOTAL INVESTMENTS (Cost $439,770,699) - 91.7%	$439,770,699
	Other Assets in Excess of Liabilities - 8.3%	39,974,999
	TOTAL NET ASSETS - 100.0%	$479,745,698

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $259,973,390.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.3200% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	BNP Paribas	6/14/2022	354	$1,495,739	$15,746
0.3200% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	BNP Paribas	9/20/2022	15,257	68,012,950	4,362,135
0.6100% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/7/2022	78,988	342,003,906	15,448,837
0.3300% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/13/2022	16,396	77,258,280	9,183,524
0.5300% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/13/2022	26,225	120,553,945	11,837,644
0.6500% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/14/2022	45,937	205,997,124	15,882,166
0.5800% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Goldman Sachs	1/4/2023	110,264	481,126,260	24,896,919
0.3800% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	J.P. Morgan	2/10/2023	49,922	223,663,790	16,910,789
0.3200% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	BNP Paribas	4/19/2023	5,000	22,276,744	1,600,548
					$1,542,388,738	$100,138,308

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 66.3%
4,527,564	iShares Russell 2000 ETF (a)(b)	$837,372,962
	TOTAL INVESTMENT COMPANIES (Cost $962,001,000)	$837,372,962
SHORT TERM INVESTMENTS - 82.1%
Money Market Funds - 82.1%
579,860,799	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$579,860,799
41,720,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (c)	41,720,004
414,714,092	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	414,714,092
	TOTAL SHORT TERM INVESTMENTS (Cost $1,036,294,895)	$1,036,294,895
	TOTAL INVESTMENTS (Cost $1,998,295,895) - 148.4% (e)	$1,873,667,857
	Liabilities in Excess of Other Assets - (48.4)%	(610,883,846)
	TOTAL NET ASSETS - 100.0%	$1,262,784,011

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,182,421,179.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 2000® Index	0.5800% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	106,269	$207,671,199	$(9,576,063)
Total return of Russell 2000® Index	0.6300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	285,000	588,530,415	(57,080,671)
Total return of Russell 2000® Index	0.7800% representing 1 month SOFR rate + spread	Credit Suisse International	12/8/2022	245,000	505,929,655	(49,160,064)
Total return of Russell 2000® Index	0.5200% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	298,503	637,355,852	(79,826,258)
Total return of Russell 2000® Index	0.6800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	132,190	256,456,485	(5,616,995)
Total return of Russell 2000® Index	0.8600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	277,413	566,277,627	(48,641,477)
Total return of Russell 2000® Index	0.6200% representing 1 month SOFR rate + spread	BNP Paribas	2/15/2023	71,630	146,518,031	(12,720,006)
Total return of Russell 2000® Index	0.6200% representing 1 month SOFR rate + spread	BNP Paribas	3/15/2023	125,000	256,410,587	(23,114,654)
Total return of Russell 2000® Index	0.6200% representing 1 month SOFR rate + spread	BNP Paribas	4/19/2023	2,110	4,413,125	(480,273)
Total return of Russell 2000® Index	0.6200% representing 1 month SOFR rate + spread	BNP Paribas	5/17/2023	40,000	81,246,846	(6,688,332)
					$3,250,809,822	$(292,904,793)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.4%
Money Market Funds - 99.4%
164,033,901	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$164,033,901
171,380,498	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	171,380,498
	TOTAL SHORT TERM INVESTMENTS (Cost $335,414,399) (b)	$335,414,399
	TOTAL INVESTMENTS (Cost $335,414,399) - 99.4%	$335,414,399
	Other Assets in Excess of Liabilities - 0.6%	1,868,565
	TOTAL NET ASSETS - 100.0%	$337,282,964

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $193,854,788.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.2800% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	J.P. Morgan	7/1/2022	106,106	$232,924,846	$34,347,091
0.4200% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	BNP Paribas	12/7/2022	58,607	122,853,459	13,313,638
0.2300% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/13/2022	140,652	303,557,804	40,685,423
0.4800% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/13/2022	156,610	291,937,171	(1,732)
0.5500% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/14/2022	80,830	166,734,750	15,723,227
					$1,118,008,030	$104,067,647

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 42.4%
6,193,863	iShares China Large-Cap ETF (a)	$191,638,121
	TOTAL INVESTMENT COMPANIES (Cost $193,415,500)	$191,638,121
SHORT TERM INVESTMENTS - 57.4%
Money Market Funds - 57.4%
174,109,848	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$174,109,848
38,540,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	38,540,000
46,370,110	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	46,370,110
	TOTAL SHORT TERM INVESTMENTS (Cost $259,019,958)	$259,019,958
	TOTAL INVESTMENTS (Cost $452,435,458) - 99.8% (c)	$450,658,079
	Other Assets in Excess of Liabilities - 0.2%	848,241
	TOTAL NET ASSETS - 100.0%	$451,506,320

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $345,098,151.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	1.0300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	8,714,209	$274,515,835	$(5,181,920)
Total return of iShares China Large-Cap ETF	0.6700% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	7,404,682	229,841,329	(787,075)
Total return of iShares China Large-Cap ETF	0.7800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	11,029,259	343,163,775	(2,156,835)
Total return of iShares China Large-Cap ETF	0.9000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	10,438,550	315,022,985	7,725,504
					$1,162,543,924	$(400,326)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 117.8%
Money Market Funds - 117.8%
58,505,156	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$58,505,156
64,748,445	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	64,748,445
	TOTAL SHORT TERM INVESTMENTS (Cost $123,253,601) (b)	$123,253,601
	TOTAL INVESTMENTS (Cost $123,253,601) - 117.8%	$123,253,601
	Liabilities in Excess of Other Assets - (17.8)%	(18,665,883)
	TOTAL NET ASSETS - 100.0%	$104,587,718

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $82,564,722.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.5800% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/13/2022	6,859,428	$200,569,675	$(11,633,036)
0.5000% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/14/2022	3,282,416	93,745,801	(7,805,871)
					$294,315,476	$(19,438,907)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 51.4%
224,093	Vanguard FTSE Europe ETF (a)(b)	$13,084,790
	TOTAL INVESTMENT COMPANIES (Cost $15,169,463)	$13,084,790
SHORT TERM INVESTMENTS - 74.5%
Money Market Funds - 74.5%
11,223,686	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$11,223,686
7,733,360	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	7,733,360
	TOTAL SHORT TERM INVESTMENTS (Cost $18,957,046)	$18,957,046
	TOTAL INVESTMENTS (Cost $34,126,509) - 125.9% (e)	$32,041,836
	Liabilities in Excess of Other Assets - (25.9)%	(6,598,896)
	TOTAL NET ASSETS - 100.0%	$25,442,940

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,984,616.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Vanguard FTSE Europe ETF	0.7300% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	155,259	$9,280,133	$(202,182)
Total return of Vanguard FTSE Europe ETF	0.9800% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	183,065	12,113,412	(1,314,485)
Total return of Vanguard FTSE Europe ETF	0.5700% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	286,710	19,298,450	(2,539,181)
Total return of Vanguard FTSE Europe ETF	0.7800% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	268,332	16,530,959	(843,670)
Total return of Vanguard FTSE Europe ETF	1.0200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	189,786	11,633,842	(542,484)
					$68,856,796	$(5,442,002)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 1.2%
26,995	iShares MSCI Emerging Markets ETF (a)	$1,144,048
	TOTAL INVESTMENT COMPANIES (Cost $1,227,463)	$1,144,048
SHORT TERM INVESTMENTS - 124.4%
Money Market Funds - 124.4%
61,588,956	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$61,588,956
60,019,743	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	60,019,743
129	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 0.28% (b)	129
	TOTAL SHORT TERM INVESTMENTS (Cost $121,608,828)	$121,608,828
	TOTAL INVESTMENTS (Cost $122,836,291) - 125.6% (c)	$122,752,876
	Liabilities in Excess of Other Assets - (25.6)%	(25,019,734)
	TOTAL NET ASSETS - 100.0%	$97,733,142

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $82,501,703.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ETF	0.6300% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	2,403,144	$106,888,476	$(5,116,678)
Total return of iShares MSCI Emerging Markets ETF	0.5900% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	2,000,000	99,754,933	(14,403,800)
Total return of iShares MSCI Emerging Markets ETF	0.9800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,488,238	110,812,054	(5,484,748)
					$317,455,463	$(25,005,226)
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.7%
Money Market Funds - 105.7%
24,512,795	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$24,512,795
21,761,278	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	21,761,278
	TOTAL SHORT TERM INVESTMENTS (Cost $46,274,073) (b)	$46,274,073
	TOTAL INVESTMENTS (Cost $46,274,073) - 105.7%	$46,274,073
	Liabilities in Excess of Other Assets - (5.7)%	(2,476,692)
	TOTAL NET ASSETS - 100.0%	$43,797,381

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,196,881.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.0200)% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/6/2022	1,650,204	$67,905,895	$(2,029,946)
0.2800% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/13/2022	500,000	25,039,999	3,495,018
0.5500% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/14/2022	950,160	42,871,031	2,620,721
					$135,816,925	$4,085,793

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 45.9%
106,492	iShares MSCI Mexico ETF (a)(b)	$5,263,899
	TOTAL INVESTMENT COMPANIES (Cost $5,322,916)	$5,263,899
SHORT TERM INVESTMENTS - 95.7%
Money Market Funds - 95.7%
7,473,182	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$7,473,182
3,502,513	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	3,502,513
	TOTAL SHORT TERM INVESTMENTS (Cost $10,975,695)	$10,975,695
	TOTAL INVESTMENTS (Cost $16,298,611) - 141.6% (e)	$16,239,594
	Liabilities in Excess of Other Assets - (41.6)%	(4,769,272)
	TOTAL NET ASSETS - 100.0%	$11,470,322

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,835,129.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Mexico ETF	0.2700% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	22,989	$1,071,287	$79,752
Total return of iShares MSCI Mexico ETF	0.2700% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	71,752	3,689,665	(144,097)
Total return of iShares MSCI Mexico ETF	0.7200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	144,942	7,175,700	(14,898)
Total return of iShares MSCI Mexico ETF	(0.7200)% representing 1 month SOFR rate + spread	J.P. Morgan	2/10/2023	350,000	17,765,239	(417,391)
					$29,701,891	$(496,634)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 56.8%
213,432	iShares MSCI South Korea ETF (a)	$14,223,108
	TOTAL INVESTMENT COMPANIES (Cost $17,340,895)	$14,223,108
SHORT TERM INVESTMENTS - 71.7%
Money Market Funds - 71.7%
2,349,589	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$2,349,589
15,594,051	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	15,594,051
	TOTAL SHORT TERM INVESTMENTS (Cost $17,943,640)	$17,943,640
	TOTAL INVESTMENTS (Cost $35,284,535) - 128.5% (c)	$32,166,748
	Liabilities in Excess of Other Assets - (28.5)%	(7,145,766)
	TOTAL NET ASSETS - 100.0%	$25,020,982

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,817,159.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI South Korea ETF	0.7300% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	254,762	$17,044,232	$(68,388)
Total return of iShares MSCI South Korea ETF	0.7300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	239,851	19,365,570	(3,021,797)
Total return of iShares MSCI South Korea ETF	0.7800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	418,356	32,159,456	(4,014,224)
					$68,569,258	$(7,104,409)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Aerospace & Defense Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 71.6%
Computer and Electronic Product Manufacturing - 24.2%
36,487	Aerojet Rocketdyne Holdings, Inc. (a)	$1,458,750
27,524	L3 Harris Technologies, Inc.	6,392,724
27,666	Mercury Computer Systems, Inc. (a)	1,543,486
14,160	Moog, Inc. Class A	1,130,959
15,630	Northrop Grumman Corp.	6,867,822
343,872	Raytheon Technologies Corp.	32,636,892
		50,030,633
Credit Intermediation and Related Activities - 0.1%
23,538	Smith & Wesson Brands, Inc.	323,177
Electrical Equipment, Appliance, and Component Manufacturing - 1.8%
33,372	Axon Enterprise, Inc. (a)	3,744,339
Fabricated Metal Product Manufacturing - 3.9%
44,941	BWX Technologies, Inc.	2,333,337
19,123	Curtiss-Wright Corp.	2,732,868
14,074	RBC Bearings, Inc. (a)	2,369,358
8,578	Sturm, Ruger & Co, Inc.	584,590
		8,020,153
Merchant Wholesalers, Durable Goods - 3.3%
40,890	Hexcel Corp.	2,222,780
19,528	Huntington Ingalls Industries, Inc.	4,154,387
13,579	Kaman Corp.	529,717
		6,906,884
Miscellaneous Manufacturing - 3.3%
100,437	Textron, Inc.	6,955,262
Primary Metal Manufacturing - 3.0%
184,977	Howmet Aerospace, Inc.	6,311,415
Professional, Scientific, and Technical Services - 0.8%
35,416	Maxar Technologies, Inc.	1,140,749
12,959	Parsons Corp. (a)	478,576
		1,619,325
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.6%
70,063	Rocket Lab USA, Inc. (a)(b)	517,065
86,768	Virgin Galactic Holdings, Inc. (a)(b)	649,892
		1,166,957
Textile Mills - 0.1%
2,469	National Presto Industries, Inc.	175,620
Transportation Equipment Manufacturing - 30.5%
16,248	AAR Corp. (a)	763,331
11,251	AeroVironment, Inc. (a)	903,680
61,059	Astra Space, Inc. (a)(b)	195,389
63,826	Boeing Co. (a)	9,499,862
29,695	General Dynamics Corp.	7,023,758
34,394	HEICO Corp.	4,011,716
19,520	HEICO Corp. Class A	2,756,810
60,432	Kratos Defense & Security Solutions, Inc. (a)	916,753
55,849	Lockheed Martin Corp.	24,133,470
Shares		Fair Value
Transportation Equipment Manufacturing (continued)
51,443	Spirit AeroSystems Holdings, Inc.	$2,162,664
11,097	TransDigm Group, Inc. (a)	6,600,607
31,488	Triumph Group, Inc. (a)	709,740
30,742	Woodward, Inc.	3,396,376
		63,074,156
	TOTAL COMMON STOCKS (Cost $151,528,038)	$148,327,921
SHORT TERM INVESTMENTS - 35.8%
Money Market Funds - 35.8%
51,935,878	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$51,935,878
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (c)	1
22,235,674	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	22,235,674
	TOTAL SHORT TERM INVESTMENTS (Cost $74,171,553)	$74,171,553
	TOTAL INVESTMENTS (Cost $225,699,591) - 107.4% (e)	$222,499,474
	Liabilities in Excess of Other Assets - (7.4)%	(15,432,302)
	TOTAL NET ASSETS - 100.0%	$207,067,172

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $167,174,458.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Aerospace & Defense Bull 3X Shares

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.7300% representing 1 month SOFR rate + spread	J.P. Morgan	10/24/2022	9,343	$240,808,499	$1,925,640
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.9300% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	3,829	97,409,032	2,015,538
Total return of Dow Jones U.S. Select Aerospace & Defense Index	1.0700% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	3,280	87,687,750	(2,472,713)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.7300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	1,763	44,850,099	966,257
					$470,755,380	$2,434,722

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Consumer Discretionary Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 83.9%
Accommodation - 3.4%
1,791	Caesars Entertainment Inc. (a)	$118,708
2,335	Hilton Worldwide Holdings, Inc. (a)	362,602
2,882	Las Vegas Sands Corp. (a)	102,109
2,293	Marriott International, Inc. Class A (a)	407,054
3,157	MGM Resorts International	129,563
1,393	Penn National Gaming, Inc. (a)	50,942
		1,170,978
Administrative and Support Services - 2.2%
345	Booking Holdings, Inc. (a)	762,557
Amusement, Gambling, and Recreation Industries - 0.2%
882	Wynn Resorts Ltd. (a)	62,163
Apparel Manufacturing - 0.8%
587	PVH Corp.	42,722
388	Ralph Lauren Corp.	40,484
1,581	Under Armour, Inc. Class A (a)	24,284
1,802	Under Armour, Inc. Class C (a)	25,570
2,704	V F Corp.	140,608
		273,668
Building Material and Garden Equipment and Supplies Dealers - 7.5%
5,645	Lowe's Companies, Inc.	1,116,186
4,819	The Home Depot, Inc.	1,447,627
		2,563,813
Clothing and Clothing Accessories Stores - 3.0%
2,159	Bath & Body Works, Inc.	114,190
2,960	Ross Stores, Inc.	295,319
9,997	TJX Companies, Inc.	612,616
		1,022,125
Construction of Buildings - 1.7%
2,702	D.R. Horton, Inc.	188,032
2,191	Lennar Corp. Class A	167,590
28	NVR, Inc. (a)	122,534
2,084	PulteGroup, Inc.	87,028
		565,184
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
494	Whirlpool Corp.	89,671
Electronics and Appliance Stores - 0.5%
1,815	Best Buy Co., Inc.	163,223
Food Services and Drinking Places - 9.3%
236	Chipotle Mexican Grill, Inc. (a)	343,524
1,070	Darden Restaurants, Inc.	140,951
305	Domino's Pizza, Inc.	103,090
6,261	McDonald's Corp.	1,559,991
9,640	Starbucks Corp.	719,530
2,422	Yum! Brands, Inc.	283,398
		3,150,484
Funds, Trusts, and Other Financial Vehicles - 0.4%
1,274	Garmin Ltd. ADR (Switzerland)	139,809
Shares		Fair Value
General Merchandise Stores - 5.0%
1,942	Dollar General Corp.	$461,283
1,884	Dollar Tree, Inc. (a)	306,056
4,016	Target Corp.	918,259
		1,685,598
Health and Personal Care Stores - 0.5%
453	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	179,750
Leather and Allied Product Manufacturing - 4.1%
10,696	NIKE, Inc. Class B	1,333,791
2,212	Tapestry, Inc.	72,819
		1,406,610
Management of Companies and Enterprises - 0.6%
6,777	Carnival Corp. ADR (a)	117,242
3,494	Norwegian Cruise Line Holdings Ltd. ADR (a)	69,985
		187,227
Merchant Wholesalers, Durable Goods - 0.9%
2,248	LKQ Corp.	111,568
459	Mohawk Industries, Inc. (a)	64,747
336	Pool Corp.	136,154
		312,469
Miscellaneous Manufacturing - 0.3%
1,087	Hasbro, Inc.	95,721
Miscellaneous Store Retailers - 0.9%
1,063	Etsy, Inc. (a)	99,061
954	Tractor Supply Co.	192,183
		291,244
Motor Vehicle and Parts Dealers - 2.6%
522	Advance Auto Parts, Inc.	104,207
173	AutoZone, Inc. (a)	338,296
1,355	CarMax, Inc. (a)	116,232
564	O'Reilly Automotive, Inc. (a)	342,094
		900,829
Nonstore Retailers - 17.5%
2,284	Amazon.com, Inc. (a)	5,677,179
5,245	eBay, Inc.	272,320
		5,949,499
Plastics and Rubber Products Manufacturing - 0.2%
3,173	Newell Rubbermaid, Inc.	73,455
Support Activities for Transportation - 0.6%
1,260	Expedia, Inc. (a)	220,185
Transportation Equipment Manufacturing - 20.5%
2,268	Aptiv PLC ADR (Ireland) (a)	241,315
2,008	BorgWarner, Inc.	73,955
32,963	Ford Motor Co.	466,756
12,177	General Motors Co. (a)	461,630
6,578	Tesla Motors, Inc. (a)	5,727,859
		6,971,515
Water Transportation - 0.4%
1,880	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	146,132

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Consumer Discretionary Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
Wholesale Electronic Markets and Agents and Brokers - 0.5%
1,194	Genuine Parts Co.	$155,280
	TOTAL COMMON STOCKS (Cost $31,219,246)	$28,539,189
SHORT TERM INVESTMENTS - 29.6%
Money Market Funds - 29.6%
4,034,628	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$4,034,628
6,041,891	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	6,041,891
	TOTAL SHORT TERM INVESTMENTS (Cost $10,076,519)	$10,076,519
	TOTAL INVESTMENTS (Cost $41,295,765) - 113.5% (c)	$38,615,708
	Liabilities in Excess of Other Assets - (13.5)%	(4,581,551)
	TOTAL NET ASSETS - 100.0%	$34,034,157

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,667,971.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Consumer Discretionary Select Sector Index	0.7300% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	14,361	$25,797,157	$(2,171,155)
Total return of Consumer Discretionary Select Sector Index	0.8800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	19,953	34,845,313	(2,022,574)
Total return of Consumer Discretionary Select Sector Index	0.8800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2022	10,385	18,323,853	(1,232,387)
					$78,966,323	$(5,426,116)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Dow Jones Internet Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 83.2%
Administrative and Support Services - 2.4%
20,512	Cloudflare, Inc. (a)	$1,766,904
20,108	Teladoc Health, Inc. (a)	678,846
		2,445,750
Computer and Electronic Product Manufacturing - 6.0%
16,657	Arista Networks, Inc. (a)	1,925,049
85,617	Cisco Systems, Inc.	4,193,521
		6,118,570
Data Processing, Hosting and Related Services - 4.3%
17,925	Airbnb, Inc. (a)	2,746,289
20,627	Match Group, Inc. (a)	1,632,627
		4,378,916
Miscellaneous Store Retailers - 1.1%
11,716	Etsy, Inc. (a)	1,091,814
Motion Picture and Sound Recording Industries - 2.1%
11,282	Netflix, Inc. (a)	2,147,642
Nonstore Retailers - 9.6%
3,066	Amazon.com, Inc. (a)	7,620,942
41,400	eBay, Inc.	2,149,488
		9,770,430
Other Information Services - 12.1%
1,838	Alphabet, Inc. Class A (a)	4,194,665
1,698	Alphabet, Inc. Class C (a)	3,904,262
60,318	Pinterest, Inc. (a)	1,237,725
58,875	Twitter, Inc. (a)	2,886,053
		12,222,705
Professional, Scientific, and Technical Services - 16.4%
21,077	Ciena Corp. (a)	1,162,818
18,458	GoDaddy, Inc. (a)	1,491,591
40,130	Juniper Networks, Inc.	1,264,897
30,909	Meta Platforms, Inc. (a)	6,196,327
40,889	Nutanix, Inc. (a)	1,023,452
11,444	Okta, Inc. (a)	1,365,384
67,946	Snap, Inc. (a)	1,933,743
12,522	Snowflake, Inc. (a)	2,146,772
		16,584,984
Publishing Industries (except Internet) - 19.3%
15,302	Akamai Technologies, Inc. (a)	1,718,109
32,766	Box, Inc. (a)	1,003,295
14,151	Citrix Systems, Inc.	1,416,515
10,476	Coupa Software, Inc. (a)	904,079
16,083	Datadog, Inc. (a)	1,942,505
17,734	DocuSign, Inc. (a)	1,436,454
49,016	Dropbox, Inc. (a)	1,066,098
39,950	Fastly, Inc. (a)	635,205
21,948	Salesforce.com, Inc. (a)	3,861,531
10,502	Veeva Systems, Inc. (a)	1,910,839
10,732	Workday, Inc. (a)	2,218,304
29,981	ZoomInfo Technologies, Inc. (a)	1,421,099
		19,534,033
Shares		Fair Value
Real Estate - 1.7%
103,551	Opendoor Technologies, Inc. (a)	$723,821
4,703	Zillow Group, Inc. Class A (a)	181,771
21,211	Zillow Group, Inc. Class C (a)	844,622
		1,750,214
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
78,060	CommScope Holding Co., Inc. (a)	470,702
Support Activities for Transportation - 2.0%
11,350	Expedia, Inc. (a)	1,983,412
Telecommunications - 5.7%
35,508	PayPal Holdings, Inc. (a)	3,122,219
48,675	Vonage Holdings Corp. (a)	971,553
17,390	Zoom Video Communications, Inc. (a)	1,731,522
		5,825,294
	TOTAL COMMON STOCKS (Cost $99,411,010)	$84,324,466
SHORT TERM INVESTMENTS - 62.8%
Money Market Funds - 62.8%
12,388,854	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$12,388,854
51,227,202	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	51,227,202
	TOTAL SHORT TERM INVESTMENTS (Cost $63,616,056)	$63,616,056
	TOTAL INVESTMENTS (Cost $163,027,066) - 146.0% (c)	$147,940,522
	Liabilities in Excess of Other Assets - (46.0)%	(46,572,070)
	TOTAL NET ASSETS - 100.0%	$101,368,452

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $134,741,531.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Dow Jones Internet Bull 3X Shares

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Dow Jones Internet Composite Index	0.7300% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	99,537	$81,261,011	$(11,244,182)
Total return of Dow Jones Internet Composite Index	0.6800% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	41,099	42,488,969	(13,615,344)
Total return of Dow Jones Internet Composite Index	0.8300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	159,555	126,781,575	(14,516,529)
Total return of Dow Jones Internet Composite Index	0.9700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	12,086	9,866,890	(1,367,084)
					$260,398,445	$(40,743,139)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Dow Jones Internet Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.7%
Money Market Funds - 98.7%
6,557,701	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$6,557,701
23,212,665	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	23,212,665
	TOTAL SHORT TERM INVESTMENTS (Cost $29,770,366) (b)	$29,770,366
	TOTAL INVESTMENTS (Cost $29,770,366) - 98.7%	$29,770,366
	Other Assets in Excess of Liabilities - 1.3%	397,644
	TOTAL NET ASSETS - 100.0%	$30,168,010

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,212,665.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.6300% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/13/2022	128,593	$90,926,031	$417,213

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 78.6%
Administrative and Support Services - 1.8%
50,998	Broadridge Financial Solutions, Inc.	$7,350,342
16,715	FactSet Research System, Inc.	6,744,335
71,614	Moody's Corp.	22,664,399
21,185	Upstart Holdings, Inc. (a)(b)	1,589,298
		38,348,374
Credit Intermediation and Related Activities - 28.3%
148,926	Ally Financial, Inc.	5,951,083
2,543,459	Bank of America Corp.	90,750,617
17,543	Bank of Hawaii Corp.	1,304,147
325,042	Bank of New York Mellon Corp.	13,671,266
52,383	Bank OZK	2,012,555
13,288	BOK Financial Corp.	1,101,974
875,893	Citigroup, Inc.	42,226,802
216,965	Citizens Financial Group, Inc.	8,548,421
57,791	Comerica, Inc.	4,733,083
48,674	Commerce Bancshares, Inc.	3,327,841
3,465	Credit Acceptance Corp. (a)(b)	1,775,812
126,943	Discover Financial Services	14,276,010
62,222	East West Bancorp, Inc.	4,436,429
150,762	F.N.B. Corp.	1,736,778
300,595	Fifth Third Bancorp	11,281,330
5,358	First Citizens BancShares, Inc. Class A	3,425,798
56,118	First Hawaiian, Inc.	1,324,946
233,275	First Horizon National Corp.	5,220,694
78,544	First Republic Bank	11,720,336
633,325	Huntington Bancshares, Inc.	8,328,224
966,117	JPMorgan Chase & Co.	115,315,725
409,262	KeyCorp	7,902,849
78,693	M&T Bank Corp.	13,113,401
199,007	New York Community Bancorp, Inc.	1,838,825
90,540	Northern Trust Corp.	9,330,147
48,205	OneMain Holdings, Inc.	2,214,056
51,124	PacWest Bancorp	1,681,468
32,762	Pinnacle Financial Partners, Inc.	2,540,693
187,289	PNC Financial Services Group, Inc.	31,108,703
34,907	Popular, Inc. ADR	2,722,397
39,370	Prosperity Bancshares, Inc.	2,574,011
423,999	Regions Financial Corp.	8,785,259
59,462	Rocket Cos., Inc. (b)	526,239
27,057	Signature Bank	6,554,558
160,994	State Street Corp.	10,781,768
24,970	SVB Financial Group (a)	12,176,371
64,011	Synovus Financial Corp.	2,659,017
21,708	TFS Financial Corp.	325,403
585,366	Truist Financial Corp.	28,302,446
592,502	U.S. Bancorp	28,771,897
39,988	UWM Holdings Corp. (b)	148,355
78,679	Webster Financial Corp.	3,933,163
1,678,318	Wells Fargo & Co.	73,225,014
45,789	Western Alliance Bancorp	3,485,001
24,980	Wintrust Financial Corp.	2,181,254
65,854	Zions Bancorp	3,721,410
		613,073,576
Shares		Fair Value
Funds, Trusts, and Other Financial Vehicles - 0.2%
231,124	AGNC Investment Corp.	$2,537,742
71,560	Carlyle Group, Inc.	2,596,912
		5,134,654
Insurance Carriers and Related Activities - 26.4%
284,227	Aflac, Inc.	16,280,523
5,854	Alleghany Corp. (a)	4,896,871
123,491	Allstate Corp.	15,626,551
29,893	American Financial Group, Inc.	4,139,583
366,543	American International Group, Inc.	21,446,431
96,429	AON PLC ADR (United Kingdom)	27,770,588
163,951	Arch Capital Group Ltd. ADR (a)	7,487,642
90,345	Arthur J. Gallagher & Co.	15,222,229
25,053	Assurant, Inc.	4,556,640
29,688	Assured Guaranty Ltd. ADR	1,637,293
34,139	Axis Capital Holdings Ltd. ADR	1,957,189
550,795	Berkshire Hathaway, Inc. Class B (a)	177,813,150
34,157	Brighthouse Financial, Inc. (a)	1,754,304
103,376	Brown & Brown, Inc.	6,407,244
189,265	Chubb Limited ADR (Switzerland)	39,073,759
66,067	Cincinnati Financial Corp.	8,103,778
12,181	CNA Financial Corp.	577,867
154,482	Equitable Holdings, Inc.	4,453,716
11,062	Erie Indemnity Co. Class A	1,773,017
17,136	Everest Re Group Ltd. ADR	4,707,431
46,945	First American Financial Corp.	2,737,363
44,150	Globe Life, Inc.	4,330,232
21,131	GoHealth, Inc. (a)	15,789
15,738	Hanover Insurance Group, Inc.	2,310,653
147,514	Hartford Financial Services Group, Inc.	10,315,654
26,484	Kemper Corp.	1,222,501
16,843	Lemonade, Inc. (a)(b)	351,345
79,305	Lincoln National Corp.	4,770,196
92,231	Loews Corp.	5,795,796
5,958	Markel Corp. (a)	8,062,842
224,242	Marsh & McLennan Companies, Inc.	36,259,931
11,734	Mercury General Corp.	591,746
308,342	MetLife, Inc.	20,251,903
140,638	MGIC Investment Corp.	1,836,732
123,414	Old Republic International Corp.	2,716,342
17,275	Primerica, Inc.	2,238,149
113,798	Principal Financial Group, Inc.	7,754,196
257,828	Progressive Corp.	27,680,414
166,904	Prudential Financial, Inc.	18,110,753
29,557	Reinsurance Group of America, Inc.	3,172,057
19,184	RenaissanceRe Holdings Ltd. ADR	2,753,288
106,330	Travelers Companies, Inc.	18,188,810
89,849	Unum Group	2,742,191
48,625	Voya Financial, Inc.	3,070,182
91,304	W.R. Berkley Corp.	6,070,803

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
Insurance Carriers and Related Activities (continued)
1,294	White Mountains Insurance Group Ltd. ADR	$1,356,138
54,729	Willis Towers Watson PLC ADR (Ireland)	11,759,073
		572,150,885
Management of Companies and Enterprises - 0.2%
25,174	Cullen/Frost Bankers, Inc.	3,330,269
95,195	Umpqua Holdings Corp.	1,574,525
		4,904,794
Merchant Wholesalers, Durable Goods - 0.1%
94,463	Jefferies Financial Group, Inc.	2,905,682
Real Estate - 0.4%
622,827	Annaly Capital Management, Inc.	3,998,549
190,775	New Residential Investment Corp.	1,984,060
127,670	Starwood Property Trust, Inc.	2,921,090
		8,903,699
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 21.2%
17,865	Affiliated Managers Group, Inc.	2,243,308
49,338	Ameriprise Financial, Inc.	13,098,746
162,646	Apollo Global Management, Inc.	8,093,265
62,620	Ares Management Corp.	4,146,696
63,103	BlackRock, Inc.	39,419,182
46,892	CBOE Holdings, Inc.	5,297,858
663,981	Charles Schwab Corp.	44,041,860
158,237	CME Group, Inc.	34,707,704
16,797	Evercore, Inc.	1,776,283
120,269	FNF Group	4,789,112
127,494	Franklin Resources, Inc.	3,135,077
144,663	Goldman Sachs Group, Inc.	44,193,100
35,394	Interactive Brokers Group, Inc. Class A	2,108,067
245,435	IntercontinentalExchange, Inc.	28,423,827
147,061	Invesco Ltd. ADR	2,702,981
74,540	Janus Henderson Group PLC ADR (United Kingdom)	2,271,979
245,361	KKR & Co., Inc.	12,506,050
44,099	Lazard Ltd. Class A ADR	1,445,124
35,100	LPL Investment Holdings, Inc.	6,594,237
16,478	MarketAxess Holdings, Inc.	4,343,766
583,729	Morgan Stanley	47,042,720
10,310	Morningstar, Inc.	2,610,801
34,875	MSCI, Inc. Class A	14,691,094
51,315	NASDAQ OMX Group, Inc.	8,075,442
81,427	Raymond James Financial, Inc.	7,935,875
153,013	S&P Global, Inc.	57,609,395
47,105	SEI Investments Co.	2,624,691
122,689	SLM Corp.	2,052,587
44,977	Stifel Financial Corp.	2,781,827
100,402	T. Rowe Price Group, Inc.	12,353,462
309,383	The Blackstone Group, Inc.	31,424,031
Shares		Fair Value
Securities, Commodity Contracts, and Other Financial Investments and Related Activities (continued)
46,274	Tradeweb Markets, Inc.	$3,294,246
38,664	Virtu Financial, Inc.	1,116,616
		458,951,009
	TOTAL COMMON STOCKS (Cost $1,689,699,082)	$1,704,372,673
SHORT TERM INVESTMENTS - 47.7%
Money Market Funds - 47.7%
353,240,180	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$353,240,180
392,617,034	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.32% (c)	392,617,034
75,434,663	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (c)	75,434,663
212,733,943	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	212,733,943
	TOTAL SHORT TERM INVESTMENTS (Cost $1,034,025,820)	$1,034,025,820
	TOTAL INVESTMENTS (Cost $2,723,724,902) - 126.3% (e)	$2,738,398,493
	Liabilities in Excess of Other Assets - (26.3)%	(569,090,395)
	TOTAL NET ASSETS - 100.0%	$2,169,308,098

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,472,770,680.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	0.8300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	894,700	$993,731,591	$(94,607,748)
Total return of Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	1.1700% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	563,500	630,490,597	(64,383,545)
Total return of Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	0.8300% representing 1 month SOFR rate + spread	Goldman Sachs	12/9/2022	1,319,985	1,489,127,878	(163,634,498)
Total return of Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	0.9300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	613,257	688,005,088	(71,631,441)
Total return of Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	0.9800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	540,432	605,758,829	(63,272,738)
Total return of Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	0.9700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	524,470	570,530,839	(43,326,778)
Total return of Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	0.7800% representing 1 month SOFR rate + spread	J.P. Morgan	4/3/2023	333,663	351,826,733	(16,468,107)
					$5,329,471,555	$(517,324,855)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.7%
Money Market Funds - 101.7%
73,948,634	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$73,948,634
28,791,090	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.32% (a)	28,791,090
38,247,087	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	38,247,087
	TOTAL SHORT TERM INVESTMENTS (Cost $140,986,811) (b)	$140,986,811
	TOTAL INVESTMENTS (Cost $140,986,811) - 101.7%	$140,986,811
	Liabilities in Excess of Other Assets - (1.7)%	(2,380,315)
	TOTAL NET ASSETS - 100.0%	$138,606,496

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $81,380,066.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.5300% representing 1 month SOFR rate + spread	Total return of Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	J.P. Morgan	12/6/2022	110,191	$115,895,663	$5,259,488
0.7800% representing 1 month SOFR rate + spread	Total return of Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	Bank of America Merrill Lynch	12/13/2022	84,907	95,455,870	10,134,742
0.6700% representing 1 month SOFR rate + spread	Total return of Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	UBS Securities LLC	12/14/2022	85,384	87,545,923	1,842,661
0.5300% representing 1 month SOFR rate + spread	Total return of Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	Goldman Sachs	4/4/2023	134,163	143,969,223	9,153,417
					$442,866,679	$26,390,308

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 72.3%
Ambulatory Health Care Services - 1.1%
1,891	DaVita, Inc. (a)	$204,928
2,856	Laboratory Corp. of America Holdings (a)	686,240
1,791	Molina Healthcare, Inc. (a)	561,389
3,649	Quest Diagnostics, Inc.	488,382
37,098	Viatris, Inc.	383,222
		2,324,161
Chemical Manufacturing - 24.7%
54,230	AbbVie, Inc.	7,965,303
17,278	Amgen, Inc.	4,029,057
4,506	Biogen, Inc. (a)	934,725
1,205	Bio-Techne Corp.	457,527
66,863	Bristol-Myers Squibb Co.	5,032,778
5,494	Catalent, Inc. (a)	497,537
24,356	Eli Lilly and Company	7,115,118
38,477	Gilead Sciences, Inc.	2,283,225
5,770	Incyte Corp. (a)	432,519
77,483	Merck & Co., Inc.	6,871,967
7,778	Organon & Co.	251,463
172,174	Pfizer, Inc.	8,448,578
3,274	Regeneron Pharmaceuticals, Inc. (a)	2,157,926
7,809	Vertex Pharmaceuticals, Inc. (a)	2,133,575
2,272	West Pharmaceutical Services, Inc.	715,816
14,513	Zoetis, Inc.	2,572,429
		51,899,543
Computer and Electronic Product Manufacturing - 8.4%
1,397	Abiomed, Inc. (a)	400,352
9,213	Agilent Technologies, Inc.	1,098,835
663	Bio-Rad Laboratories, Inc. (a)	339,496
19,520	Danaher Corp.	4,902,058
7,668	Hologic, Inc. (a)	552,019
2,601	IDEXX Laboratories, Inc. (a)	1,119,678
4,795	Illumina, Inc. (a)	1,422,437
3,870	PerkinElmer, Inc.	567,381
12,087	Thermo Fisher Scientific, Inc.	6,683,144
1,872	Waters Corp. (a)	567,253
		17,652,653
Health and Personal Care Stores - 1.8%
40,261	CVS Health Corp.	3,870,290
Hospitals - 0.9%
7,347	HCA Healthcare, Inc.	1,576,299
2,243	Universal Health Services, Inc. Class B	274,835
		1,851,134
Insurance Carriers and Related Activities - 11.4%
7,445	Anthem, Inc.	3,736,869
17,899	Centene Corp. (a)	1,441,764
9,907	Cigna Corp.	2,444,849
3,943	Humana, Inc.	1,752,900
28,892	UnitedHealth Group, Inc.	14,693,027
		24,069,409
Shares		Fair Value
Machinery Manufacturing - 0.4%
705	Mettler-Toledo International, Inc. (a)	$900,659
Management of Companies and Enterprises - 2.9%
54,241	Abbott Laboratories	6,156,353
Merchant Wholesalers, Durable Goods - 0.2%
4,254	Henry Schein, Inc. (a)	344,999
Merchant Wholesalers, Nondurable Goods - 1.2%
4,619	AmerisourceBergen Corp.	698,808
8,499	Cardinal Health, Inc.	493,367
4,595	McKesson Corp.	1,422,658
		2,614,833
Miscellaneous Manufacturing - 17.4%
2,249	Align Technology, Inc. (a)	652,008
15,359	Baxter International, Inc.	1,091,411
8,735	Becton, Dickinson & Co.	2,159,205
43,712	Boston Scientific Corp. (a)	1,840,712
6,706	Dentsply Sirona, Inc.	268,173
2,973	DexCom, Inc. (a)	1,214,708
19,151	Edwards Lifesciences Corp. (a)	2,025,793
10,974	Intuitive Surgical, Inc. (a)	2,626,078
80,754	Johnson & Johnson	14,572,867
41,244	Medtronic PLC ADR (Ireland)	4,304,224
4,485	ResMed, Inc.	896,865
3,072	Steris PLC ADR (Ireland)	688,282
10,298	Stryker Corp.	2,484,495
1,437	Teleflex, Inc.	410,436
1,511	The Cooper Companies, Inc.	545,531
6,407	Zimmer Biomet Holdings, Inc.	773,645
		36,554,433
Professional, Scientific, and Technical Services - 1.9%
9,025	Cerner Corp.	845,101
1,547	Charles River Laboratories International, Inc. (a)	373,616
5,860	IQVIA Holdings, Inc. (a)	1,277,422
10,820	Moderna, Inc. (a)	1,454,316
		3,950,455
	TOTAL COMMON STOCKS (Cost $156,972,048)	$152,188,922

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 35.3%
Money Market Funds - 35.3%
16,455,149	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$16,455,149
20,229,661	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	20,229,661
37,539,291	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	37,539,291
	TOTAL SHORT TERM INVESTMENTS (Cost $74,224,101)	$74,224,101
	TOTAL INVESTMENTS (Cost $231,196,149) - 107.6% (c)	$226,413,023
	Liabilities in Excess of Other Assets - (7.6)%	(15,900,113)
	TOTAL NET ASSETS - 100.0%	$210,512,910

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $173,860,846.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Health Care Select Sector Index	0.8800% representing 1 month SOFR rate + spread	Barclays	12/7/2022	146,720	$196,468,351	$(2,677,379)
Total return of Health Care Select Sector Index	0.8800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	147,848	198,222,344	(3,188,923)
Total return of Health Care Select Sector Index	0.9200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	49,517	65,447,499	(209,930)
Total return of Health Care Select Sector Index	0.7300% representing 1 month SOFR rate + spread	J.P. Morgan	5/11/2023	20,000	28,872,573	(2,529,317)
					$489,010,767	$(8,605,549)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 73.0%
Building Material and Garden Equipment and Supplies Dealers - 6.7%
30,060	Lowe's Companies, Inc.	$5,943,764
21,402	The Home Depot, Inc.	6,429,161
		12,372,925
Construction of Buildings - 40.9%
23,285	Beazer Homes USA, Inc. (a)	351,138
23,942	Century Communities, Inc.	1,262,222
260,137	D.R. Horton, Inc.	18,102,934
38,823	Green Brick Partners , Inc. (a)	764,813
69,403	KB Home	2,250,739
12,202	Lennar Corp.	795,570
207,049	Lennar Corp. Class A	15,837,178
17,351	LGI Homes, Inc. (a)	1,625,962
45,783	M.D.C Holdings, Inc.	1,689,851
23,426	M/I Homes, Inc. (a)	1,037,303
29,829	Meritage Homes Corp. (a)	2,462,384
2,669	NVR, Inc. (a)	11,680,104
200,926	PulteGroup, Inc.	8,390,670
100,125	Taylor Morrison Home Corp. (a)	2,622,274
88,923	Toll Brothers, Inc.	4,123,360
91,387	TRI Pointe Group, Inc. (a)	1,888,969
		74,885,471
Fabricated Metal Product Manufacturing - 0.7%
15,209	PGT Innovations, Inc. (a)	270,264
10,804	Simpson Manufacturing Company, Inc.	1,120,051
		1,390,315
Furniture and Home Furnishings Stores - 1.2%
5,465	Ethan Allen Interiors, Inc.	129,739
25,840	Floor & Decor Holdings, Inc. (a)	2,059,965
		2,189,704
Furniture and Related Product Manufacturing - 0.1%
4,196	American Woodmark Corp. (a)	196,583
Machinery Manufacturing - 0.1%
9,722	Hayward Holdings, Inc. (a)	154,580
Management of Companies and Enterprises - 0.3%
26,403	AZEK Company, Inc. (a)	560,800
Merchant Wholesalers, Durable Goods - 7.1%
13,527	Beacon Roofing Supply, Inc. (a)	806,615
45,260	Builders FirstSource, Inc. (a)	2,786,658
33,254	Fortune Brands Home & Security, Inc.	2,369,347
33,184	Leggett & Platt, Inc.	1,182,346
8,584	Lennox International, Inc.	1,830,023
7,249	Lumber Liquidators Holdings, Inc. (a)	100,109
12,750	Mohawk Industries, Inc. (a)	1,798,515
8,424	Watsco, Inc.	2,247,355
		13,120,968
Merchant Wholesalers, Nondurable Goods - 4.2%
28,089	The Sherwin Williams Co.	7,723,351
Miscellaneous Store Retailers - 0.9%
6,735	Cavco Industries, Inc. (a)	1,591,144
Shares		Fair Value
Nonmetallic Mineral Product Manufacturing - 1.9%
9,509	Eagle Materials, Inc.	$1,172,650
23,515	Owens Corning	2,138,219
8,494	Quanex Building Products Corp.	163,254
		3,474,123
Specialty Trade Contractors - 3.3%
18,699	Installed Building Products, Inc.	1,504,708
25,190	TopBuild Corp. (a)	4,562,917
		6,067,625
Wood Product Manufacturing - 5.6%
21,396	JELD-WEN Holding, Inc. (a)	444,823
22,324	Louisiana-Pacific Corp.	1,440,344
59,174	Masco Corp.	3,117,878
5,805	Masonite International Corp. ADR (Canada) (a)	450,004
41,005	Skyline Champion Corp. (a)	2,092,895
26,888	Trex Company, Inc. (a)	1,564,613
15,451	UFP Industries, Inc.	1,195,443
		10,306,000
	TOTAL COMMON STOCKS (Cost $156,406,543)	$134,033,589
SHORT TERM INVESTMENTS - 48.8%
Money Market Funds - 48.8%
38,165,053	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$38,165,053
26,874,313	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	26,874,313
24,540,986	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	24,540,986
	TOTAL SHORT TERM INVESTMENTS (Cost $89,580,352)	$89,580,352
	TOTAL INVESTMENTS (Cost $245,986,895) - 121.8% (c)	$223,613,941
	Liabilities in Excess of Other Assets - (21.8)%	(39,935,442)
	TOTAL NET ASSETS - 100.0%	$183,678,499

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $190,230,564.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Dow Jones U.S. Select Home Construction Index	1.0700% representing 1 month SOFR rate + spread	BNP Paribas	9/20/2022	784	$8,553,842	$(420,033)
Total return of Dow Jones U.S. Select Home Construction Index	1.0700% representing 1 month SOFR rate + spread	BNP Paribas	10/18/2022	96	1,114,353	(121,330)
Total return of Dow Jones U.S. Select Home Construction Index	0.7800% representing 1 month SOFR rate + spread	Barclays	12/7/2022	17,907	193,717,358	(8,751,327)
Total return of Dow Jones U.S. Select Home Construction Index	0.7300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	8,138	93,329,713	(9,246,862)
Total return of Dow Jones U.S. Select Home Construction Index	0.8300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	12,179	137,963,023	(12,174,809)
Total return of Dow Jones U.S. Select Home Construction Index	1.0700% representing 1 month SOFR rate + spread	BNP Paribas	12/20/2022	1,280	15,396,765	(2,170,166)
					$450,075,054	$(32,884,527)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 58.0%
Administrative and Support Services - 2.5%
502	Allegion PLC ADR (Ireland)	$57,348
683	Equifax, Inc.	139,004
613	Robert Half International, Inc.	60,264
1,268	Rollins, Inc.	42,529
2,156	Waste Management, Inc.	354,533
		653,678
Air Transportation - 1.9%
705	Alaska Air Group, Inc. (a)	38,345
3,628	American Airlines Group, Inc. (a)	68,098
3,585	Delta Air Lines, Inc. (a)	154,262
3,318	Southwest Airlines Co. (a)	155,017
1,814	United Continental Holdings, Inc. (a)	91,607
		507,329
Computer and Electronic Product Manufacturing - 9.9%
1,296	AMETEK, Inc.	163,633
2,008	Fortive Corp.	115,460
3,841	Honeywell International, Inc.	743,272
1,099	L3 Harris Technologies, Inc.	255,254
822	Northrop Grumman Corp.	361,187
2,380	Otis Worldwide Corp.	173,359
8,359	Raytheon Technologies Corp.	793,352
		2,605,517
Couriers and Messengers - 3.8%
1,365	FedEx Corp.	271,280
4,084	United Parcel Service, Inc. Class B	735,038
		1,006,318
Electrical Equipment, Appliance, and Component Manufacturing - 3.4%
736	A.O. Smith Corp.	43,004
2,233	Eaton Corp PLC ADR (Ireland)	323,830
3,327	Emerson Electric Co.	300,029
353	Generac Holdings, Inc. (a)	77,441
651	Rockwell Automation, Inc.	164,488
		908,792
Fabricated Metal Product Manufacturing - 0.6%
927	Pentair PLC ADR (Ireland)	47,045
913	Stanley Black & Decker, Inc.	109,697
		156,742
Food Services and Drinking Places - 0.7%
494	Cintas Corp.	196,247
Machinery Manufacturing - 10.6%
4,792	Carrier Global Corp.	183,390
3,030	Caterpillar, Inc.	637,936
798	Cummins, Inc.	150,974
1,571	Deere & Co.	593,131
6,158	GENERAL ELECTRIC Co.	459,079
426	IDEX Corp.	80,863
2,283	Ingersoll Rand, Inc.	100,361
303	Nordson Corp.	65,354
720	Parker Hannifin Corp.	194,990
299	Snap-on, Inc.	63,535
Shares		Fair Value
Machinery Manufacturing (continued)
1,308	Trane Technologies PLC ADR (Ireland)	$182,976
1,010	Xylem, Inc.	81,305
		2,793,894
Merchant Wholesalers, Durable Goods - 1.6%
1,196	Copart, Inc. (a)	135,925
3,224	Fastenal Co.	178,320
760	Fortune Brands Home & Security, Inc.	54,150
224	Huntington Ingalls Industries, Inc.	47,654
		416,049
Merchant Wholesalers, Nondurable Goods - 1.2%
1,600	Illinois Tool Works, Inc.	315,376
Miscellaneous Manufacturing - 0.7%
807	Dover Corp.	107,573
1,235	Textron, Inc.	85,524
		193,097
National Security and International Affairs - 0.3%
786	Leidos Holdings, Inc.	81,359
Nonmetallic Mineral Product Manufacturing - 1.7%
3,199	3M Co.	461,360
Nonstore Retailers - 0.5%
242	W.W. Grainger, Inc.	121,007
Primary Metal Manufacturing - 0.3%
2,126	Howmet Aerospace, Inc.	72,539
Professional, Scientific, and Technical Services - 1.3%
724	Jacobs Engineering Group, Inc.	100,311
2,010	Nielsen Holdings PLC	53,888
903	Verisk Analytics, Inc. Class A	184,257
		338,456
Rail Transportation - 6.1%
12,424	CSX Corp.	426,640
1,343	Norfolk Southern Corp.	346,333
3,567	Union Pacific Corp.	835,712
		1,608,685
Rental and Leasing Services - 0.5%
406	United Rentals, Inc. (a)	128,507
Specialty Trade Contractors - 1.2%
3,936	Johnson Controls International PLC ADR (Ireland)	235,648
798	Quanta Services, Inc.	92,552
		328,200
Support Activities for Transportation - 1.0%
728	C.H. Robinson Worldwide, Inc.	77,277
949	Expeditors International of Washington, Inc.	94,018
471	J.B. Hunt Transport Services, Inc.	80,470
		251,765
Transportation Equipment Manufacturing - 6.7%
3,070	Boeing Co. (a)	456,939
1,291	General Dynamics Corp.	305,360
1,358	Lockheed Martin Corp.	586,819

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
Transportation Equipment Manufacturing (continued)
1,945	Paccar, Inc.	$161,532
295	TransDigm Group, Inc. (a)	175,469
1,046	Wabtec Corp.	94,046
		1,780,165
Truck Transportation - 0.6%
522	Old Dominion Freight Line, Inc.	146,223
Waste Management and Remediation Services - 0.6%
1,170	Republic Services, Inc.	157,096
Wood Product Manufacturing - 0.3%
1,344	Masco Corp.	70,815
	TOTAL COMMON STOCKS (Cost $17,793,278)	$15,299,216
SHORT TERM INVESTMENTS - 59.1%
Money Market Funds - 59.1%
4,394,710	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$4,394,710
5,087,605	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	5,087,605
Shares		Fair Value
Money Market Funds (continued)
6,121,816	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	$6,121,816
	TOTAL SHORT TERM INVESTMENTS (Cost $15,604,131)	$15,604,131
	TOTAL INVESTMENTS (Cost $33,397,409) - 117.1% (c)	$30,903,347
	Liabilities in Excess of Other Assets - (17.1)%	(4,506,029)
	TOTAL NET ASSETS - 100.0%	$26,397,318

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,588,711.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Industrials Select Sector Index	0.7300% representing 1 month SOFR rate + spread	J.P. Morgan	9/12/2022	19,243	$19,240,596	$(721,668)
Total return of Industrials Select Sector Index	0.9300% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	14,073	14,696,433	(1,174,122)
Total return of Industrials Select Sector Index	0.6300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	30,280	31,114,523	(2,035,078)
Total return of Industrials Select Sector Index	0.8800% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	3,047	3,078,009	(148,864)
					$68,129,561	$(4,079,732)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 55.8%
Administrative and Support Services - 3.0%
9,791	Royalty Pharma PLC ADR (United Kingdom)	$416,901
Ambulatory Health Care Services - 4.0%
4,711	Axsome Therapeutics, Inc. (a)	149,574
2,405	Fulcrum Therapeutics, Inc. (a)	23,136
37,398	Viatris, Inc.	386,321
		559,031
Chemical Manufacturing - 41.2%
3,000	Aclaris Therapeutics, Inc. (a)	36,960
6,871	Aerie Pharmaceuticals, Inc. (a)	48,853
1,444	Amphastar Pharmaceuticals, Inc. (a)	51,219
1,099	ANI Pharmaceuticals, Inc. (a)	32,431
5,015	Antares Pharma, Inc. (a)	27,908
2,640	Athira Pharma, Inc. (a)	27,166
5,441	Bristol-Myers Squibb Co.	409,544
3,908	Cara Therapeutics, Inc. (a)	34,078
10,435	Cassava Sciences, Inc. (a)(b)	217,778
3,900	Catalent, Inc. (a)	353,184
2,120	Collegium Pharmaceutical, Inc. (a)	34,132
7,406	Corcept Therapeutics, Inc. (a)	159,303
14,144	Elanco Animal Health, Inc. (a)	357,985
1,407	Eli Lilly and Company	411,027
2,201	Harmony Biosciences Holdings, Inc. (a)	99,133
4,546	Innoviva, Inc. (a)	77,555
6,390	Intra-Cellular Therapies, Inc. (a)	323,398
2,424	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	388,373
4,788	Merck & Co., Inc.	424,648
20,058	Nektar Therapeutics (a)	82,839
2,470	NGM Biopharmaceuticals, Inc. (a)	30,826
10,458	Organon & Co.	338,107
3,643	Pacira Pharmaceuticals, Inc. (a)	271,658
9,919	Perrigo Co. PLC ADR (Ireland)	340,222
7,457	Pfizer, Inc.	365,915
2,348	Prestige Consumer Healthcare, Inc. (a)	128,342
4,876	Provention Bio, Inc. (a)	21,893
1,270	Relmada Therapeutics, Inc. (a)	31,890
5,097	Revance Therapeutics, Inc. (a)(b)	83,489
3,507	Supernus Pharmaceuticals, Inc. (a)	97,845
10,903	Theravance Biopharma, Inc. ADR (a)	105,214
2,024	Zoetis, Inc.	358,754
		5,771,669
Computer and Electronic Product Manufacturing - 0.2%
6,337	Ocular Therapeutix, Inc. (a)	22,623
Merchant Wholesalers, Nondurable Goods - 1.6%
5,731	Amneal Pharmaceuticals, Inc. (a)	22,122
13,536	Atea Pharmaceuticals, Inc. (a)	79,456
57,824	Endo International PLC ADR (Ireland) (a)	115,648
769	Phibro Animal Health Corp.	13,834
		231,060
Shares		Fair Value
Miscellaneous Manufacturing - 2.8%
2,211	Johnson & Johnson	$398,997
Professional, Scientific, and Technical Services - 2.6%
4,287	Arvinas, Inc. (a)	235,656
6,429	Omeros Corp. (a)(b)	22,309
4,258	Reata Pharmaceuticals, Inc. (a)	108,068
		366,033
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
8,445	Nuvation Bio, Inc. (a)(b)	39,354
4,367	Roivant Sciences Ltd. ADR (a)	16,114
		55,468
	TOTAL COMMON STOCKS (Cost $9,130,655)	$7,821,783
SHORT TERM INVESTMENTS - 58.2%
Money Market Funds - 58.2%
6,002,278	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$6,002,278
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (c)	1
2,143,256	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	2,143,256
	TOTAL SHORT TERM INVESTMENTS (Cost $8,145,535)	$8,145,535
	TOTAL INVESTMENTS (Cost $17,276,190) - 114.0% (e)	$15,967,318
	Liabilities in Excess of Other Assets - (14.0)%	(1,961,574)
	TOTAL NET ASSETS - 100.0%	$14,005,744

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,985,304.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Pharmaceuticals Select Industry Index	0.8800% representing 1 month SOFR rate + spread	Barclays	12/7/2022	1,534	$7,519,519	$(220,177)
Total return of S&P Pharmaceuticals Select Industry Index	0.6300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	1,870	9,518,472	(610,320)
Total return of S&P Pharmaceuticals Select Industry Index	0.9200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	3,787	19,071,305	(1,044,930)
					$36,109,296	$(1,875,427)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 51.2%
Accommodation - 0.7%
36,479	Host Hotels & Resorts, Inc.	$742,348
Administrative and Support Services - 0.8%
14,792	Iron Mountain, Inc.	794,774
Professional, Scientific, and Technical Services - 1.3%
6,840	Extra Space Storage, Inc.	1,299,600
Real Estate - 43.3%
7,435	Alexandria Real Estate Equities, Inc.	1,354,360
23,268	American Tower Corp.	5,608,053
7,140	AvalonBay Communities, Inc.	1,624,207
7,261	Boston Properties, Inc.	853,894
5,220	Camden Property Trust	818,966
17,099	CBRE Group, Inc. Class A (a)	1,419,901
22,082	Crown Castle International Corp.	4,089,807
14,498	Digital Realty Trust, Inc.	2,118,448
19,458	Duke Realty Corp.	1,065,325
17,458	Equity Residential	1,422,827
3,333	Essex Property Trust, Inc.	1,097,457
3,613	Federal Realty Investment Trust	422,938
27,552	Healthpeak Properties, Inc.	903,981
31,505	Kimco Realty Corp.	798,022
5,893	Mid-America Apartment Communities, Inc.	1,159,035
37,807	Prologis, Inc.	6,060,084
7,796	Public Storage	2,896,214
28,903	Realty Income Corp.	2,004,712
7,872	Regency Centers Corp.	541,830
16,789	Simon Property Group, Inc.	1,981,102
15,280	UDR, Inc.	813,049
20,395	Ventas, Inc.	1,132,942
8,123	Vornado Realty Trust	314,441
22,238	Welltower, Inc.	2,019,433
38,179	Weyerhaeuser Co.	1,573,738
		44,094,766
Shares		Fair Value
Telecommunications - 5.1%
4,600	Equinix, Inc.	$3,307,768
5,558	SBA Communications Corp.	1,929,237
		5,237,005
	TOTAL COMMON STOCKS (Cost $51,075,513)	$52,168,493
SHORT TERM INVESTMENTS - 64.0%
Money Market Funds - 64.0%
28,908,881	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$28,908,881
36,304,885	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	36,304,885
	TOTAL SHORT TERM INVESTMENTS (Cost $65,213,766)	$65,213,766
	TOTAL INVESTMENTS (Cost $116,289,279) - 115.2% (c)	$117,382,259
	Liabilities in Excess of Other Assets - (15.2)%	(15,499,664)
	TOTAL NET ASSETS - 100.0%	$101,882,595

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $80,103,742.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Real Estate Select Sector Index	0.7800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	369,926	$89,218,540	$(4,848,767)
Total return of Real Estate Select Sector Index	0.9200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	483,183	116,501,439	(6,213,860)
Total return of Real Estate Select Sector Index	0.5300% representing 1 month SOFR rate + spread	J.P. Morgan	3/28/2023	258,746	58,106,589	1,207,345
					$263,826,568	$(9,855,282)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 89.2%
Money Market Funds - 89.2%
16,078,881	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$16,078,881
13,848,311	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	13,848,311
	TOTAL SHORT TERM INVESTMENTS (Cost $29,927,192) (b)	$29,927,192
	TOTAL INVESTMENTS (Cost $29,927,192) - 89.2%	$29,927,192
	Other Assets in Excess of Liabilities - 10.8%	3,629,343
	TOTAL NET ASSETS - 100.0%	$33,556,535

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,773,218.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.0300% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	J.P. Morgan	3/28/2023	182,384	$41,313,973	$(380,320)
0.5800% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/13/2022	129,669	30,670,175	1,066,392
0.7200% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/13/2022	129,538	30,730,418	1,099,644
					$102,714,566	$1,785,716

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 79.0%
Credit Intermediation and Related Activities - 71.7%
4,956	1st Source Corp.	$214,446
6,741	Allegiance Bancshares, Inc.	275,437
54,152	Ameris Bancorp	2,258,138
140,534	Associated Banc-Corp	2,803,653
38,161	Atlantic Union Bankshares Corp.	1,289,079
11,956	BancFirst Corp.	977,403
21,464	Bank of Hawaii Corp.	1,595,634
4,251	Bank of Marin Bancorp	132,886
72,541	Bank OZK	2,787,025
88,793	BankUnited, Inc.	3,333,289
19,500	Banner Corp.	1,047,150
28,465	Berkshire Hills Bancorp, Inc.	704,224
24,624	BOK Financial Corp.	2,042,068
35,099	Brookline Bancorp, Inc.	507,532
124,419	Cadence Bank	3,115,452
4,331	Camden National Corp.	193,812
41,716	Cathay General Bancorp	1,672,394
78,902	Citizens Financial Group, Inc.	3,108,739
7,021	City Holding Co.	543,285
103,669	Columbia Banking System, Inc.	2,911,026
42,015	Comerica, Inc.	3,441,028
47,791	Commerce Bancshares, Inc.	3,267,471
23,388	Community Bank System, Inc.	1,506,187
5,227	Community Trust Bancorp, Inc.	208,087
16,373	ConnectOne Bancorp, Inc.	456,152
62,623	Customers Bancorp, Inc. (a)	2,634,550
93,075	CVB Financial Corp.	2,142,586
16,564	Dime Community Bancshares, Inc.	520,772
15,325	Eagle Bancorp, Inc.	771,614
48,265	East West Bancorp, Inc.	3,441,294
84,130	Eastern Bankshares, Inc.	1,611,931
16,258	Enterprise Financial Services Corp.	718,116
290,346	F.N.B. Corp.	3,344,786
14,844	FB Financial Corp.	571,939
84,069	Fifth Third Bancorp	3,155,110
6,171	Financial Institutions, Inc.	171,801
19,885	First Bancorp	744,892
221,406	First BanCorp ADR	3,013,336
6,348	First Bancshares, Inc.	204,342
18,972	First Busey Corp.	426,301
5,215	First Citizens BancShares, Inc. Class A	3,334,367
62,890	First Commonwealth Financial Corp.	847,757
35,418	First Financial Bancorp	724,298
50,772	First Financial Bankshares, Inc.	2,029,865
9,384	First Financial Corp.	399,946
71,974	First Hawaiian, Inc.	1,699,306
160,269	First Horizon National Corp.	3,586,820
23,786	First Merchants Corp.	932,173
23,063	First Republic Bank	3,441,461
14,104	Flushing Finanicial Corp.	303,236
123,068	Fulton Financial Corp.	1,866,942
44,097	Glacier Bancorp, Inc.	2,017,879
5,118	Great Southern Bancorp, Inc.	290,395
Shares		Fair Value
Credit Intermediation and Related Activities (continued)
54,956	Hancock Holding Co.	$2,570,292
18,473	Hanmi Financial Corp. Class A	427,650
19,479	HarborOne Bancorp, Inc.	260,824
15,124	Heartland Financial USA, Inc.	661,977
17,929	Heritage Commerce Corp.	201,343
22,857	Heritage Financial Corp.	553,597
48,776	Hilltop Holdings, Inc.	1,243,300
21,272	HomeStreet, Inc.	863,430
88,497	Hope Bancorp, Inc.	1,265,507
14,982	Horizon Bancorp, Inc.	261,885
251,293	Huntington Bancshares, Inc.	3,304,503
22,649	Independent Bank Corp. (Massachusetts)	1,747,597
12,330	Independent Bank Corp. (Michigan)	243,394
21,719	Independent Bank Group, Inc.	1,472,548
26,764	International Bancshares Corp.	1,064,940
161,389	KeyCorp	3,116,422
26,565	Lakeland Bancorp, Inc.	399,272
16,267	Lakeland Financial Corp.	1,184,563
52,941	Live Oak Bancshares, Inc.	2,240,993
21,479	M&T Bank Corp.	3,579,261
5,123	Mercantile Bank Corp.	160,862
32,805	Meta Financial Group, Inc.	1,431,938
12,706	Metropolitan Bank Holding Corp. (a)	1,131,469
9,366	Midland States Bancorp, Inc.	246,888
17,568	NBT Bancorp, Inc.	618,394
8,216	Nicolet Bankshares, Inc. (a)	668,618
96,720	Northwest Bancshares, Inc.	1,226,410
27,950	OceanFirst Financial Corp.	523,503
29,359	OFG Bancorp ADR	780,362
211,736	Old National Bancorp	3,209,918
49,750	Pacific Premier Bancorp, Inc.	1,560,160
84,377	PacWest Bancorp	2,775,160
3,507	Park National Corp.	413,300
4,749	Peapack-Gladstone Financial Corp.	147,172
9,592	Peoples Bancorp, Inc.	263,013
39,024	Pinnacle Financial Partners, Inc.	3,026,311
20,306	PNC Financial Services Group, Inc.	3,372,827
45,564	Popular, Inc. ADR	3,553,536
10,390	Preferred Bank	697,377
13,869	Premier Financial Corp.	368,083
45,950	Prosperity Bancshares, Inc.	3,004,211
168,828	Regions Financial Corp.	3,498,116
30,505	Renasant Corp.	908,744
14,595	S&T Bancorp, Inc.	412,455
19,305	Sandy Spring Bancorp, Inc.	758,107
37,825	Seacoast Banking Corp. of Florida	1,229,312
12,787	Signature Bank	3,097,651
29,956	Silvergate Capital Corp. (a)	3,503,654
75,630	Simmons First National Corp.	1,805,288
10,245	Southside Bancshares, Inc.	401,502
6,971	SVB Financial Group (a)	3,399,338
77,892	Synovus Financial Corp.	3,235,634

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
Credit Intermediation and Related Activities (continued)
55,079	Texas Capital Bancshares, Inc. (a)	$2,828,857
50,364	The Bancorp, Inc. (a)	1,142,759
3,671	Tompkins Financial Corp.	267,983
9,199	TriCo Bancshares	345,422
24,314	Triumph Bancorp, Inc. (a)	1,688,364
64,737	Truist Financial Corp.	3,130,034
27,240	Trustmark Corp.	759,451
29,817	UMB Financial Corp.	2,688,897
75,285	United Bankshares, Inc.	2,503,979
97,833	United Community Banks, Inc.	2,948,687
9,255	Univest Corp. of Pennsylvania	233,226
267,264	Valley National Bancorp	3,201,823
7,217	Washington Trust Bancorp, Inc.	338,766
66,769	Webster Financial Corp.	3,337,782
31,252	WesBanco, Inc.	1,007,564
9,962	Westamerica Bancorp	586,961
44,546	Western Alliance Bancorp	3,390,396
40,309	Wintrust Financial Corp.	3,519,782
57,609	Zions Bancorp	3,255,485
		200,608,241
Management of Companies and Enterprises - 6.7%
29,131	Banc of California, Inc.	525,523
12,396	Byline Bancorp, Inc.	290,810
20,115	Central Pacific Financial Corp.	486,381
26,806	Cullen/Frost Bankers, Inc.	3,546,166
24,236	First Foundation, Inc.	538,524
83,655	First Interstate BancSystem, Inc.	2,720,460
75,624	Home Bancshares, Inc.	1,634,991
18,273	National Bank Holdings Corp.	667,147
16,668	ServisFirst Bancshares, Inc.	1,338,774
42,812	South State Corp.	3,315,361
167,648	Umpqua Holdings Corp.	2,772,898
31,941	Veritex Holdings, Inc.	1,049,262
		18,886,297
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.6%
9,654	CBTX, Inc.	275,332
6,882	QCR Holdings, Inc.	373,624
31,010	TriState Capital Holdings, Inc. (a)	936,812
		1,585,768
	TOTAL COMMON STOCKS (Cost $256,625,095)	$221,080,306
Shares		Fair Value
SHORT TERM INVESTMENTS - 44.5%
Money Market Funds - 44.5%
47,166,327	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$47,166,327
60,241,153	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	60,241,153
17,060,822	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	17,060,822
	TOTAL SHORT TERM INVESTMENTS (Cost $124,468,302)	$124,468,302
	TOTAL INVESTMENTS (Cost $381,093,397) - 123.5% (c)	$345,548,608
	Liabilities in Excess of Other Assets - (23.5)%	(65,572,775)
	TOTAL NET ASSETS - 100.0%	$279,975,833

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $193,479,525.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Regional Banks Select Industry Index	0.7800% representing 1 month SOFR rate + spread	Barclays	12/7/2022	143,127	$315,173,887	$(35,338,479)
Total return of S&P Regional Banks Select Industry Index	0.8800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	110,000	242,073,700	(27,035,814)
Total return of S&P Regional Banks Select Industry Index	0.8200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	65,312	133,404,089	(4,537,837)
					$690,651,676	$(66,912,130)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 83.0%
Administrative and Support Services - 0.8%
11,658	Revolve Group, Inc. (a)	$492,667
Broadcasting (except Internet) - 0.7%
108,541	Qurate Retail, Inc.	456,958
Clothing and Clothing Accessories Stores - 19.7%
18,355	Abercrombie & Fitch Co. Class A (a)	634,716
16,482	Academy Sports & Outdoors Inc.	615,768
29,903	American Eagle Outfitters, Inc.	451,834
11,154	Bath & Body Works, Inc.	589,935
5,954	Boot Barn Holdings, Inc. (a)	536,217
26,568	Caleres, Inc.	609,204
114,385	Chicos FAS, Inc. (a)	606,240
10,132	Childrens Place Retail Stores, Inc. (a)	469,416
15,739	Citi Trends, Inc. (a)	440,220
42,104	Designer Brands, Inc.	581,877
37,001	Gap, Inc.	459,552
7,212	Genesco, Inc. (a)	447,360
30,057	Guess?, Inc. (b)	675,381
22,709	Nordstrom, Inc.	583,621
5,947	Ross Stores, Inc.	593,332
15,515	Shoe Carnival, Inc.	468,398
7,944	Signet Jewelers Ltd. ADR	557,669
14,426	The Buckle, Inc.	448,072
82,608	The RealReal, Inc. (a)	447,735
8,500	TJX Companies, Inc.	520,880
20,206	Urban Outfitters, Inc. (a)	480,903
11,130	Victoria's Secret & Co. (a)	524,446
13,030	Zumiez, Inc. (a)	477,289
		12,220,065
Data Processing, Hosting and Related Services - 0.7%
6,027	Shutterstock, Inc.	456,364
Electronics and Appliance Stores - 3.1%
5,521	Best Buy Co., Inc.	496,504
28,191	Conn's, Inc. (a)	441,189
5,631	GameStop Corp. Class A (a)(b)	704,269
120,850	Volta, Inc. (a)(b)	252,576
		1,894,538
Food and Beverage Stores - 3.7%
17,759	Grocery Outlet Holding Corp. (a)	597,946
5,167	Ingles Markets, Inc.	481,151
9,341	Kroger Co.	504,040
16,837	Sprouts Farmers Market, Inc. (a)	501,743
2,488	Weis Markets, Inc.	198,741
		2,283,621
Food Services and Drinking Places - 1.5%
2,997	Casey's General Stores, Inc.	603,296
4,563	Wayfair, Inc. (a)(b)	351,077
		954,373
Gasoline Stations - 0.5%
7,722	TravelCenters of America Inc. (a)	293,513
Shares		Fair Value
General Merchandise Stores - 11.4%
15,729	Big Lots, Inc.	$486,026
8,555	BJ's Wholesale Club Holdings, Inc. (a)	550,514
2,654	Burlington Stores, Inc. (a)	540,248
991	Costco Wholesale Corp.	526,935
1,936	Dillard's, Inc. Class A	588,176
2,540	Dollar General Corp.	603,326
3,552	Dollar Tree, Inc. (a)	577,023
3,403	Five Below, Inc. (a)	534,611
9,680	Kohl's Corp.	560,279
22,082	Macy's, Inc.	533,722
5,186	PriceSmart, Inc.	412,028
2,522	Target Corp.	576,655
3,673	Wal-Mart Stores, Inc.	561,932
		7,051,475
Health and Personal Care Stores - 3.7%
15,172	Albertsons Companies, Inc. Class A	474,580
18,404	Petmed Express, Inc. (b)	403,047
57,372	Rite Aid Corp. (a)	365,460
1,415	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	561,472
11,004	Walgreens Boots Alliance, Inc.	466,570
		2,271,129
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%
416	Winmark Corp.	84,531
Machinery Manufacturing - 0.8%
26,542	Leslie's, Inc. (a)	520,223
Merchant Wholesalers, Durable Goods - 0.5%
3,950	America's Car-Mart, Inc. (a)	319,358
Merchant Wholesalers, Nondurable Goods - 0.8%
17,495	Foot Locker, Inc.	512,779
Miscellaneous Manufacturing - 1.7%
12,805	National Vision Holdings, Inc. (a)	482,108
28,328	Petco Health & Wellness Co., Inc. (a)	545,598
		1,027,706
Miscellaneous Store Retailers - 6.1%
38,875	1-800-Flowers.com, Inc. (a)	396,525
13,304	Chewy, Inc. (a)(b)	386,614
4,307	Etsy, Inc. (a)	401,369
13,311	Ollie's Bargain Outlet Holdings, Inc. (a)	639,594
152,211	Party City Holdings Inc. (a)	470,332
31,489	Sally Beauty Holdings, Inc. (a)	476,114
12,282	The ODP Corp. (a)	528,494
2,306	Tractor Supply Co.	464,544
		3,763,586
Motor Vehicle and Parts Dealers - 11.7%
2,558	Advance Auto Parts, Inc.	510,653
2,778	Asbury Automotive Group, Inc. (a)	510,346
4,721	AutoNation, Inc. (a)	547,211

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
Motor Vehicle and Parts Dealers (continued)
280	AutoZone, Inc. (a)	$547,532
5,264	CarMax, Inc. (a)	451,546
61,358	CarParts.com, Inc. (a)	367,534
4,586	Carvana Co. (a)	265,805
44,021	EVgo, Inc. (a)(b)	398,830
2,785	Group 1 Automotive, Inc.	484,980
12,113	MarineMax, Inc. (a)	495,664
2,980	Murphy USA, Inc.	696,128
774	O'Reilly Automotive, Inc. (a)	469,470
5,270	OneWater Marine. Inc.	172,276
5,161	Penske Automotive Group, Inc.	540,976
11,041	Sonic Automotive, Inc.	469,795
191,943	Vroom, Inc. (a)(b)	299,431
		7,228,177
Nonstore Retailers - 4.5%
179	Amazon.com, Inc. (a)	444,928
6,001	DoorDash, Inc. (a)	488,661
10,427	eBay, Inc.	541,370
11,658	Overstock.com, Inc. (a)	391,242
51,311	Stitch Fix, Inc. (a)	487,455
69,426	ThredUp, Inc. (a)(b)	457,517
		2,811,173
Printing and Related Support Activities - 0.3%
19,681	Arko Corp.	182,443
Professional, Scientific, and Technical Services - 3.0%
277,704	ContextLogic, Inc. (a)(b)	472,097
12,282	Franchise Group, Inc.	457,996
28,989	Groupon, Inc. (a)(b)	565,575
63,577	Quotient Technology, Inc. (a)	337,594
		1,833,262
Publishing Industries (except Internet) - 1.2%
75,995	Porch Group, Inc. (a)	281,182
44,059	Poshmark, Inc. (a)	486,411
		767,593
Rental and Leasing Services - 0.8%
20,142	Rent-A-Center, Inc.	485,825
Repair and Maintenance - 1.2%
14,191	Liquidity Services, Inc. (a)	204,634
11,615	Monro Muffler Brake, Inc.	531,154
		735,788
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 3.8%
33,126	Big 5 Sporting Goods Corp. (b)	479,333
17,356	Camping World Holdings, Inc. (b)	445,702
4,849	Dick's Sporting Goods, Inc. (b)	467,541
11,519	Hibbett Sports, Inc.	497,391
47,635	Sportsman's Warehouse Holdings, Inc. (a)	457,772
		2,347,739
Truck Transportation - 0.7%
1,630	Lithia Motors, Inc. Class A	461,502
	TOTAL COMMON STOCKS (Cost $61,679,518)	$51,456,388
Shares		Fair Value
SHORT TERM INVESTMENTS - 65.1%
Money Market Funds - 65.1%
25,392,759	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$25,392,759
24	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (c)	24
14,940,673	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	14,940,673
	TOTAL SHORT TERM INVESTMENTS (Cost $40,333,456)	$40,333,456
	TOTAL INVESTMENTS (Cost $102,012,974) - 148.1% (e)	$91,789,844
	Liabilities in Excess of Other Assets - (48.1)%	(29,788,635)
	TOTAL NET ASSETS - 100.0%	$62,001,209

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,081,575.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Retail Select Industry® Index	0.6800% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	6,178	$49,200,879	$(3,665,674)
Total return of S&P Retail Select Industry® Index	0.9300% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	1,513	14,591,039	(3,421,251)
Total return of S&P Retail Select Industry® Index	0.6300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	3,784	30,372,571	(2,484,398)
Total return of S&P Retail Select Industry® Index	0.8700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	6,799	54,559,465	(4,255,276)
					$148,723,954	$(13,826,599)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® High Beta Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 82.9%
Accommodation - 2.4%
8,865	Caesars Entertainment Inc. (a)	$587,572
11,403	MGM Resorts International	467,979
16,886	Penn National Gaming, Inc. (a)	617,521
		1,673,072
Administrative and Support Services - 0.7%
4,819	Live Nation Entertainment, Inc. (a)	505,417
Air Transportation - 0.9%
12,183	United Continental Holdings, Inc. (a)	615,242
Apparel Manufacturing - 0.6%
5,883	PVH Corp.	428,165
Chemical Manufacturing - 2.9%
2,959	Albemarle Corp.	570,584
1,443	Bio-Techne Corp.	547,893
13,974	Mosaic Co.	872,257
		1,990,734
Clothing and Clothing Accessories Stores - 1.6%
10,194	Bath & Body Works, Inc.	539,161
5,757	Ross Stores, Inc.	574,376
		1,113,537
Computer and Electronic Product Manufacturing - 23.8%
6,229	Advanced Micro Devices, Inc. (a)	532,704
7,032	Amphenol Corp. Class A	502,788
3,558	Analog Devices, Inc.	549,284
3,405	Apple, Inc.	536,798
4,598	Arista Networks, Inc. (a)	531,391
1,114	Broadcom, Inc.	617,591
5,448	Enphase Energy, Inc. (a)	879,307
2,316	Fortinet, Inc. (a)	669,347
1,053	IDEXX Laboratories, Inc. (a)	453,295
1,501	Illumina, Inc. (a)	445,272
3,251	Keysight Technologies, Inc. (a)	456,018
11,073	Microchip Technology, Inc.	721,960
8,608	Micron Technology, Inc.	586,980
1,983	Monolithic Power Systems, Inc.	777,812
6,318	NetApp, Inc.	462,794
3,635	NVIDIA Corp.	674,183
4,113	NXP Semiconductors N.V. ADR (Netherlands)	702,912
5,490	Qorvo, Inc. (a)	624,652
3,806	Qualcomm, Inc.	531,660
5,277	Seagate Technology Holdings PLC ADR (Ireland)	432,925
5,051	Skyworks Solutions, Inc.	572,278
3,376	SolarEdge Technologies, Inc. (a)	845,384
7,883	Teradyne, Inc.	831,341
3,372	Texas Instruments, Inc.	574,083
9,773	Trimble, Inc. (a)	651,859
12,992	Western Digital Corp. (a)	689,485
1,220	Zebra Technologies Corp. Class A (a)	450,985
		16,305,088
Construction of Buildings - 2.2%
7,147	D.R. Horton, Inc.	497,360
Shares		Fair Value
Construction of Buildings (continued)
6,358	Lennar Corp. Class A	$486,323
11,957	PulteGroup, Inc.	499,324
		1,483,007
Credit Intermediation and Related Activities - 3.1%
4,649	Discover Financial Services	522,827
1,487	MasterCard, Inc. Class A	540,346
1,796	Signature Bank	435,081
1,260	SVB Financial Group (a)	614,426
		2,112,680
Data Processing, Hosting and Related Services - 0.6%
5,239	Match Group, Inc. (a)	414,667
Electrical Equipment, Appliance, and Component Manufacturing - 1.9%
2,131	Generac Holdings, Inc. (a)	467,499
3,951	IPG Photonics Corp. (a)	373,291
3,862	TE Connectivity Ltd. ADR (Switzerland)	481,900
		1,322,690
Insurance Carriers and Related Activities - 0.7%
8,173	Lincoln National Corp.	491,606
Machinery Manufacturing - 2.1%
6,657	Applied Materials, Inc.	734,600
1,479	Lam Research Corp.	688,859
		1,423,459
Management of Companies and Enterprises - 1.6%
27,104	Carnival Corp. ADR (a)	468,899
29,829	Norwegian Cruise Line Holdings Ltd. ADR (a)	597,475
		1,066,374
Merchant Wholesalers, Durable Goods - 3.2%
4,412	Copart, Inc. (a)	501,424
5,888	Fortune Brands Home & Security, Inc.	419,520
2,240	KLA-Tencor Corp.	715,142
3,820	Mohawk Industries, Inc. (a)	538,849
		2,174,935
Mining (except Oil and Gas) - 1.0%
16,635	Freeport-McMoRan Copper & Gold, Inc.	674,549
Miscellaneous Manufacturing - 2.9%
1,385	Align Technology, Inc. (a)	401,525
1,318	DexCom, Inc. (a)	538,508
2,216	Intuitive Surgical, Inc. (a)	530,289
7,962	Textron, Inc.	551,369
		2,021,691
Miscellaneous Store Retailers - 0.7%
5,209	Etsy, Inc. (a)	485,427
Oil and Gas Extraction - 4.8%
21,976	APA Corp.	899,478
12,967	Devon Energy Corp.	754,290
29,151	Marathon Oil Corp.	726,443
15,987	Occidental Petroleum Corp.	880,724
		3,260,935

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® High Beta Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
Other Information Services - 1.3%
17,551	Twitter, Inc. (a)	$860,350
Professional, Scientific, and Technical Services - 3.4%
2,918	CDW Corp.	476,159
15,042	DXC Technology Co. (a)	431,706
1,498	EPAM Systems, Inc. (a)	396,955
2,556	Meta Platforms, Inc. (a)	512,401
1,142	ServiceNow, Inc. (a)	545,990
		2,363,211
Publishing Industries (except Internet) - 8.9%
1,235	Adobe Systems, Inc. (a)	488,998
2,153	ANSYS, Inc. (a)	593,561
2,765	Autodesk, Inc. (a)	523,359
4,911	Cadence Design Systems, Inc. (a)	740,824
8,715	Ceridian HCM Holding, Inc. (a)	489,173
1,120	Intuit, Inc.	469,000
2,114	Paycom Software, Inc. (a)	595,028
5,130	PTC, Inc. (a)	585,897
2,689	Salesforce.com, Inc. (a)	473,103
2,342	Synopsys, Inc. (a)	671,662
1,235	Tyler Technologies, Inc. (a)	487,467
		6,118,072
Rental and Leasing Services - 0.9%
1,850	United Rentals, Inc. (a)	585,562
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.2%
1,774	Ameriprise Financial, Inc.	470,979
678	BlackRock, Inc.	423,533
20,638	Franklin Resources, Inc.	507,488
30,696	Invesco Ltd. ADR	564,193
1,084	MSCI, Inc. Class A	456,635
3,942	T. Rowe Price Group, Inc.	485,024
		2,907,852
Specialty Trade Contractors - 0.9%
5,539	Quanta Services, Inc.	642,413
Support Activities for Mining - 0.9%
4,864	Diamondback Energy, Inc.	613,983
Support Activities for Transportation - 0.7%
2,906	Expedia, Inc. (a)	507,823
Telecommunications - 0.8%
5,916	PayPal Holdings, Inc. (a)	520,194
Transportation Equipment Manufacturing - 2.5%
4,140	Aptiv PLC ADR (Ireland) (a)	440,496
2,816	Boeing Co. (a)	419,133
948	Tesla Motors, Inc. (a)	825,481
		1,685,110
Water Transportation - 0.7%
6,506	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	505,711
	TOTAL COMMON STOCKS (Cost $66,043,123)	$56,873,556
Shares		Fair Value
SHORT TERM INVESTMENTS - 43.2%
Money Market Funds - 43.2%
14,587,450	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$14,587,450
11,913,796	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	11,913,796
3,111,871	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	3,111,871
	TOTAL SHORT TERM INVESTMENTS (Cost $29,613,117)	$29,613,117
	TOTAL INVESTMENTS (Cost $95,656,240) - 126.1% (c)	$86,486,673
	Liabilities in Excess of Other Assets - (26.1)%	(17,924,812)
	TOTAL NET ASSETS - 100.0%	$68,561,861

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $72,186,671.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® High Beta Bull 3X Shares

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® High Beta Index	0.7300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	3,942	$72,929,610	$(10,457,596)
Total return of S&P 500® High Beta Index	0.7800% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	60	1,107,353	(155,542)
Total return of S&P 500® High Beta Index	0.8300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	2,442	43,041,627	(4,319,812)
Total return of S&P 500® High Beta Index	0.9200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,944	48,552,092	(1,794,860)
					$165,630,682	$(16,727,810)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® High Beta Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 91.2%
Money Market Funds - 91.2%
19,362,654	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$19,362,654
16,631,045	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (a)	16,631,045
6,908,355	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	6,908,355
	TOTAL SHORT TERM INVESTMENTS (Cost $42,902,054) (b)	$42,902,054
	TOTAL INVESTMENTS (Cost $42,902,054) - 91.2%	$42,902,054
	Other Assets in Excess of Liabilities - 8.8%	4,151,991
	TOTAL NET ASSETS - 100.0%	$47,054,045

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,241,570.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.0300% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	J.P. Morgan	7/29/2022	550	$9,508,318	$711,127
0.4800% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Barclays	12/7/2022	5,071	87,065,390	6,680,094
0.5300% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/13/2022	1,213	19,772,950	533,338
0.6200% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/14/2022	2,071	33,750,841	917,462
					$150,097,499	$8,842,021

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 82.7%
Ambulatory Health Care Services - 2.7%
169,393	ALX Oncology Holdings, Inc. (a)	$2,164,843
187,543	CareDx, Inc. (a)	5,708,809
37,023	Keros Therapeutics, Inc. (a)	1,962,589
148,084	Natera, Inc. (a)	5,200,710
253,546	Organogenesis Holdings, Inc. (a)	1,632,836
151,502	Y-mAbs Therapeutics, Inc. (a)	1,272,617
		17,942,404
Apparel Manufacturing - 0.6%
523,562	Sana Biotechnology, Inc. (a)(b)	3,952,893
Chemical Manufacturing - 54.9%
237,407	2seventy bio, Inc. (a)	3,195,498
43,954	Aadi Bioscience, Inc. (a)(b)	641,728
38,788	AbbVie, Inc.	5,697,181
249,084	Acadia Pharmaceuticals Inc. (a)	4,593,109
191,998	Agios Pharmaceuticals, Inc. (a)	4,218,196
758,608	Akebia Therapeutics, Inc. (a)	314,974
54,037	Albireo Pharma, Inc. (a)	1,719,457
236,857	Alkermes PLC ADR (Ireland) (a)	6,833,324
37,250	Alnylam Pharmaceuticals, Inc. (a)	4,970,267
25,208	Amgen, Inc.	5,878,254
621,414	Amicus Therapeutics, Inc. (a)	4,399,611
256,277	Arcturus Therapeutics Holdings, Inc. (a)(b)	4,966,648
174,444	Arcus Biosciences Inc. (a)	4,223,289
61,823	Arcutis Biotherapeutics, Inc. (a)	1,248,206
233,181	Avid Bioservices, Inc. (a)	3,138,616
94,809	Beam Therapeutics, Inc. (a)(b)	3,558,182
358,154	BioCryst Pharmaceuticals, Inc. (a)	3,327,251
29,173	Biogen, Inc. (a)	6,051,647
76,060	BioMarin Pharmaceutical, Inc. (a)	6,187,481
100,327	Bioxcel Therapeutics Inc. (a)(b)	1,315,287
1,057,108	bluebird bio, Inc. (a)	3,837,302
101,113	Blueprint Medicines Corp. (a)	5,899,944
672,804	BridgeBio Pharma, Inc. (a)	5,395,888
249,967	Catalyst Pharmaceuticals, Inc. (a)	1,904,749
168,678	Celldex Therapeutics, Inc. (a)	5,153,113
243,418	ChemoCentryx, Inc. (a)	4,493,496
276,914	Chimerix, Inc. (a)	1,218,422
85,632	Chinook Therapeutics, Inc. (a)	1,295,612
290,216	Coherus BioSciences, Inc. (a)	2,623,553
84,378	Crinetics Pharmaceuticals, Inc. (a)	1,714,561
456,038	Deciphera Pharmaceuticals, Inc. (a)	4,615,105
190,006	Denali Therapeutics, Inc. (a)	4,522,143
31,195	Eagle Pharmaceuticals, Inc. (a)	1,376,635
158,283	Emergent Biosolutions, Inc. (a)	5,125,204
62,212	Enanta Pharmaceuticals, Inc. (a)	4,006,453
299,246	FibroGen, Inc. (a)	2,782,988
179,400	Forma Therapeutics Holdings, Inc. (a)	1,356,264
276,917	G1 Therapeutics, Inc. (a)(b)	1,423,353
Shares		Fair Value
Chemical Manufacturing (continued)
681,923	Geron Corp. (a)	$961,511
99,482	Gilead Sciences, Inc.	5,903,262
202,829	Gossamer Bio, Inc. (a)	1,401,548
166,250	Halozyme Therapeutics, Inc. (a)	6,633,375
1,027,955	Heron Therapeutics, Inc. (a)	4,646,357
57,334	Horizon Therapeutics PLC ADR (Ireland) (a)	5,650,839
491,053	ImmunityBio, Inc. (a)(b)	1,782,522
920,790	Immunogen, Inc. (a)	4,447,416
78,065	Incyte Corp. (a)	5,851,752
260,755	Insmed, Inc. (a)	5,728,787
94,215	Intellia Therapeutics, Inc. (a)	4,619,361
245,980	Intercept Pharmaceuticals, Inc. (a)(b)	3,864,346
179,380	Ionis Pharmaceuticals, Inc. (a)	6,594,009
494,779	Ironwood Pharmaceuticals, Inc. Class A (a)	5,937,348
103,818	iTeos Therapeutics, Inc. (a)	2,770,902
51,297	KalVista Pharmaceuticals, Inc. (a)	653,011
56,136	Karuna Therapeutics, Inc. (a)	6,256,919
873,350	Karyopharm Therapeutics, Inc. (a)(b)	5,327,435
64,878	Krystal Biotech, Inc. (a)	3,932,256
51,603	Ligand Pharmaceuticals, Inc. (a)	4,791,855
224,216	MacroGenics, Inc. (a)	1,603,144
50,005	Madrigal Pharmaceuticals, Inc. (a)	3,500,350
935,953	MannKind Corp. (a)	2,929,533
73,036	Morphic Holding, Inc. (a)	2,213,721
292,645	Myovant Sciences, Ltd. ADR (United Kingdom) (a)(b)	2,724,525
141,418	Myriad Genetics, Inc. (a)	2,899,069
64,723	Neurocrine Biosciences, Inc. (a)	5,827,012
79,116	Novavax, Inc. (a)(b)	3,565,758
1,750,565	OPKO Health, Inc. (a)	4,726,525
185,845	PMV Pharmaceuticals, Inc. (a)	2,692,894
47,395	Prometheus Biosciences, Inc. (a)	1,246,488
154,961	Prothena Corp. PLC (a)	4,518,663
168,503	PTC Therapeutics, Inc. (a)	5,953,211
90,368	RAPT Therapeutics, Inc. (a)	1,367,268
8,979	Regeneron Pharmaceuticals, Inc. (a)	5,918,149
125,951	REGENXBIO, Inc. (a)	3,496,400
108,436	Replimune Group Inc. (a)	1,818,472
375,940	Rigel Pharmaceuticals, Inc. (a)	887,218
178,436	Rocket Pharmaceuticals, Inc. (a)	1,834,322
185,839	Sage Therapeutics, Inc. (a)	5,857,645
497,166	Sangamo Therapeutics, Inc. (a)	2,063,239
74,173	Sarepta Therapeutics, Inc. (a)	5,364,191
85,822	Scholar Rock Holding Corp. (a)	606,762
41,831	Seagen Inc. (a)	5,480,279
320,069	Seres Therapeutics, Inc. (a)	1,513,926
98,087	SpringWorks Therapeutics, Inc. (a)	4,208,913
55,717	Stoke Therapeutics, Inc. (a)	804,553
177,987	Sutro Biopharma, Inc. (a)	1,069,702

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
Chemical Manufacturing (continued)
140,856	Syndax Pharmaceuticals Inc. (a)	$2,362,155
656,074	TG Therapeutics, Inc. (a)	4,553,154
171,097	Travere Therapeutics, Inc. (a)	4,299,668
206,297	Turning Point Therapeutics, Inc. (a)	6,073,384
131,840	Twist Bioscience Corp. (a)	3,802,266
88,242	Ultragenyx Pharmaceutical, Inc. (a)	6,237,827
203,821	uniQure N.V. ADR (Netherlands) (a)	3,045,086
33,375	United Therapeutics Corp. (a)	5,926,065
186,055	Vanda Pharmaceuticals, Inc. (a)	1,845,666
242,653	Veracyte, Inc. (a)	4,967,107
134,906	Vericel Corp. (a)	3,844,821
24,348	Vertex Pharmaceuticals, Inc. (a)	6,652,361
101,172	Xencor, Inc. (a)	2,527,277
		365,806,571
Merchant Wholesalers, Nondurable Goods - 3.2%
72,828	Akero Therapeutics, Inc. (a)	763,966
417,922	Atara Biotherapeutics, Inc. (a)	2,657,984
146,168	C4 Therapeutics, Inc. (a)	1,252,660
207,571	Global Blood Therapeutics, Inc. (a)	6,372,429
75,829	Praxis Precision Medicines, Inc. (a)	614,215
224,666	Protagonist Therapeutics Inc. (a)	2,042,214
180,022	Relay Therapeutics, Inc. (a)	4,289,924
130,854	Zentalis Pharmaceuticals, Inc. (a)	3,470,248
		21,463,640
Miscellaneous Manufacturing - 2.4%
31,956	Anika Therapeutics, Inc. (a)	688,013
1,792,896	Inovio Pharmaceuticals, Inc. (a)(b)	4,894,606
229,682	MiMedx Group, Inc. (a)	907,244
71,502	Mirati Therapeutics, Inc. (a)	4,418,109
2,356,375	Ocugen, Inc. (a)(b)	5,160,461
		16,068,433
Nursing and Residential Care Facilities - 0.3%
274,179	Radius Health, Inc. (a)	1,875,384
Professional, Scientific, and Technical Services - 16.0%
77,468	4D Molecular Therapeutics, Inc. (a)	922,644
1,260,301	Agenus, Inc. (a)	2,331,557
246,069	Alector, Inc. (a)	2,362,262
609,325	Allogene Therapeutics, Inc. (a)	5,087,864
50,266	AnaptysBio, Inc. (a)	1,176,224
397,444	Anavex Life Sciences Corp. (a)	3,414,044
133,270	Apellis Pharmaceuticals, Inc. (a)	5,801,243
138,174	Arrowhead Pharmaceuticals, Inc. (a)	5,680,333
84,012	Avidity Biosciences, Inc. (a)	1,201,372
48,580	Biohaven Pharmaceutical Holding Co. Ltd (a)	4,331,879
59,546	Cullinan Oncology, Inc. (a)(b)	584,146
153,975	Cytokinetics, Inc. (a)	6,138,983
592,140	Dynavax Technologies Corp. (a)	5,228,596
383,354	Editas Medicine, Inc. (a)	5,075,607
Shares		Fair Value
Professional, Scientific, and Technical Services (continued)
92,009	Exact Sciences Corp. (a)	$5,065,095
275,076	Exelixis, Inc. (a)	6,145,198
172,080	Fate Therapeutics, Inc. (a)	4,914,605
117,596	IDEAYA Biosciences, Inc. (a)	1,127,746
102,548	Inhibrx, Inc. (a)	1,625,386
352,337	Iveric Bio, Inc. (a)	4,879,867
148,279	Kezar Life Sciences, Inc. (a)	1,761,555
115,477	Kronos Bio, Inc. (a)	546,206
192,307	Kura Oncology, Inc. (a)	2,759,605
134,010	Kymera Therapeutics, Inc. (a)	4,201,213
41,781	Moderna, Inc. (a)	5,615,784
157,939	Nurix Therapeutics, Inc. (a)	1,748,385
160,469	Revolution Medicines, Inc. (a)	3,204,566
2,648,222	Sorrento Therapeutics Inc. (a)(b)	3,998,815
62,689	Vaxcyte, Inc. (a)	1,517,701
199,789	Verve Therapeutics, Inc. (a)	2,980,852
264,385	Vir Biotechnology, Inc. (a)	5,380,235
		106,809,568
Real Estate - 0.2%
1,143,798	VBI Vaccines Inc. ADR (Canada) (a)	1,429,748
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
121,991	Cerevel Therapeutics Holdings, Inc. (a)	3,571,896
239,923	DermTech, Inc. (a)	2,051,342
		5,623,238
Specialty Trade Contractors - 0.6%
1,075,786	Vaxart, Inc. (a)(b)	3,743,735
Support Activities for Transportation - 1.0%
438,021	Iovance Biotherapeutics, Inc. (a)	6,636,018
	TOTAL COMMON STOCKS (Cost $659,552,445)	$551,351,632
SHORT TERM INVESTMENTS - 63.8%
Money Market Funds - 63.8%
81,933,444	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$81,933,444
37,270,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (c)	37,270,000
305,767,931	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	305,767,931
	TOTAL SHORT TERM INVESTMENTS (Cost $424,971,375)	$424,971,375
	TOTAL INVESTMENTS (Cost $1,084,523,820) - 146.5% (e)	$976,323,007
	Liabilities in Excess of Other Assets - (46.5)%	(309,871,609)
	TOTAL NET ASSETS - 100.0%	$666,451,398

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $859,916,319.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Biotechnology Select Industry Index	0.5300% representing 1 month SOFR rate + spread	J.P. Morgan	7/21/2022	63,445	$436,749,695	$(72,883,608)
Total return of S&P Biotechnology Select Industry Index	0.4100% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	6,603	42,252,319	(4,376,441)
Total return of S&P Biotechnology Select Industry Index	0.7300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	120,686	837,500,696	(145,524,583)
Total return of S&P Biotechnology Select Industry Index	1.0400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	48,100	307,688,129	(31,793,658)
Total return of S&P Biotechnology Select Industry Index	1.2300% representing 1 month SOFR rate + spread	Barclays	4/4/2023	13,500	100,883,748	(23,492,774)
					$1,725,074,587	$(278,071,064)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 91.4%
Money Market Funds - 91.4%
29,487,453	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$29,487,453
4,170,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (a)	4,170,000
27,542,236	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	27,542,236
	TOTAL SHORT TERM INVESTMENTS (Cost $61,199,689) (b)	$61,199,689
	TOTAL INVESTMENTS (Cost $61,199,689) - 91.4%	$61,199,689
	Other Assets in Excess of Liabilities - 8.6%	5,749,580
	TOTAL NET ASSETS - 100.0%	$66,949,269

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,317,652.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.1300% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/6/2022	8,458	$59,862,515	$11,314,358
0.1300% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/13/2022	6,249	45,079,919	9,219,972
0.5300% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/13/2022	3,712	33,284,600	12,018,254
0.5000% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/14/2022	13,081	75,068,850	(892)
0.5300% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Barclays	4/4/2023	3,500	26,152,140	6,066,060
					$239,448,024	$38,617,752

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 80.2%
Computer and Electronic Product Manufacturing - 65.4%
2,888,059	Advanced Micro Devices, Inc. (a)	$246,986,806
1,111,467	Analog Devices, Inc.	171,588,275
3,304,434	ASE Technology Holding Co., Ltd. ADR (Taiwan)	21,280,555
606,048	Broadcom, Inc.	335,986,951
5,577,987	Intel Corp.	243,144,453
659,001	Lattice Semiconductor Corp. (a)	31,658,408
2,606,640	Marvell Technology, Inc.	151,393,651
2,533,187	Microchip Technology, Inc.	165,163,792
2,004,468	Micron Technology, Inc.	136,684,673
267,679	MKS Instruments, Inc.	30,510,052
210,646	Monolithic Power Systems, Inc.	82,623,787
1,460,926	NVIDIA Corp.	270,957,945
936,338	NXP Semiconductors N.V. ADR (Netherlands)	160,020,164
2,066,833	ON Semiconductor Corp. (a)	107,702,668
522,744	Qorvo, Inc. (a)	59,477,812
1,546,821	Qualcomm, Inc.	216,075,426
792,319	Skyworks Solutions, Inc.	89,769,743
1,364,977	STMicroelectronics NV ADR (Netherlands)	49,985,458
1,537,115	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	142,844,097
785,162	Teradyne, Inc.	82,803,185
1,047,148	Texas Instruments, Inc.	178,276,947
3,744,023	United Microelectronics Corp. ADR (Taiwan) (b)	29,802,423
215,171	Universal Display Corp.	27,483,792
594,934	Wolfspeed, Inc. (a)	54,561,397
		3,086,782,460
Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
188,575	Synaptics, Inc. (a)	27,992,073
Machinery Manufacturing - 9.2%
1,327,642	Applied Materials, Inc.	146,505,295
246,958	ASML Holding NV ADR (Netherlands)	139,227,512
317,445	Lam Research Corp.	147,853,183
		433,585,990
Merchant Wholesalers, Durable Goods - 5.0%
653,005	Entegris, Inc.	72,738,227
510,474	KLA-Tencor Corp.	162,973,929
		235,712,156
	TOTAL COMMON STOCKS (Cost $4,246,717,913)	$3,784,072,679
Shares		Fair Value
SHORT TERM INVESTMENTS - 51.2%
Money Market Funds - 51.2%
1,426,940,802	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$1,426,940,802
182,563,590	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.32% (c)	182,563,590
86,044,808	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (c)	86,044,808
720,910,285	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	720,910,285
	TOTAL SHORT TERM INVESTMENTS (Cost $2,416,459,485)	$2,416,459,485
	TOTAL INVESTMENTS (Cost $6,663,177,398) - 131.4% (e)	$6,200,532,164
	Liabilities in Excess of Other Assets - (31.4)%	(1,481,241,941)
	TOTAL NET ASSETS - 100.0%	$4,719,290,223

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,190,530,324.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of ICE Semiconductor Index	1.1700% representing 1 month SOFR rate + spread	BNP Paribas	9/20/2022	1,552,684	$1,209,258,052	$(150,366,938)
Total return of ICE Semiconductor Index	0.5800% representing 1 month SOFR rate + spread	J.P. Morgan	9/26/2022	1,381,844	1,052,162,880	(110,192,626)
Total return of ICE Semiconductor Index	1.1300% representing 1 month SOFR rate + spread	Goldman Sachs	11/16/2022	1,214,679	872,157,640	(45,767,141)
Total return of ICE Semiconductor Index	1.0600% representing 1 month SOFR rate + spread	Barclays	12/7/2022	2,632,442	1,947,578,199	(155,878,433)
Total return of ICE Semiconductor Index	0.7300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	2,766,724	2,179,137,839	(293,510,654)
Total return of ICE Semiconductor Index	0.8800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	2,067,476	1,602,519,500	(195,391,158)
Total return of ICE Semiconductor Index	1.0600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	3,046,794	2,269,689,761	(194,831,488)
Total return of ICE Semiconductor Index	1.1700% representing 1 month SOFR rate + spread	BNP Paribas	4/19/2023	575,000	426,611,305	(35,667,420)
					$11,559,115,176	$(1,181,605,858)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.5%
Money Market Funds - 75.5%
120,040,241	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$120,040,241
14,553,508	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.32% (a)	14,553,508
20,973,245	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (a)	20,973,245
45,405,594	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	45,405,594
	TOTAL SHORT TERM INVESTMENTS (Cost $200,972,588) (b)	$200,972,588
	TOTAL INVESTMENTS (Cost $200,972,588) - 75.5%	$200,972,588
	Other Assets in Excess of Liabilities - 24.5%	65,305,837
	TOTAL NET ASSETS - 100.0%	$266,278,425

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $118,634,912.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.3200% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	BNP Paribas	9/20/2022	22,941	$17,865,074	$2,118,581
0.1300% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	J.P. Morgan	9/26/2022	137,971	111,749,593	17,642,052
0.6100% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Barclays	12/7/2022	147,112	110,784,397	10,655,011
0.4300% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Goldman Sachs	12/9/2022	448,816	307,775,753	2,191,556
0.4300% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Citibank N.A.	12/13/2022	34,425	27,721,421	4,230,681
0.6800% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/13/2022	101,065	79,893,861	11,017,376
0.6800% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	UBS Securities LLC	12/13/2022	281,140	196,154,189	4,764,790
					$851,944,288	$52,620,047

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 71.1%
Administrative and Support Services - 4.0%
65,795	Automatic Data Processing, Inc.	$14,355,153
18,291	Broadridge Financial Solutions, Inc.	2,636,282
12,719	FleetCor Technologies, Inc. (a)	3,173,645
12,882	Gartner, Inc. (a)	3,742,865
259,773	Visa, Inc. Class A	55,365,419
		79,273,364
Amusement, Gambling, and Recreation Industries - 0.3%
44,603	Global Payments, Inc.	6,109,719
Computer and Electronic Product Manufacturing - 33.7%
256,074	Advanced Micro Devices, Inc. (a)	21,899,448
93,817	Amphenol Corp. Class A	6,707,916
82,287	Analog Devices, Inc.	12,703,467
2,056,744	Apple, Inc.	324,245,692
35,137	Arista Networks, Inc. (a)	4,060,783
64,672	Broadcom, Inc.	35,853,510
660,640	Cisco Systems, Inc.	32,358,147
20,980	Enphase Energy, Inc. (a)	3,386,172
21,257	Fortinet, Inc. (a)	6,143,486
169,596	HP, Inc.	6,212,301
637,833	Intel Corp.	27,803,140
140,474	International Business Machines Corp.	18,572,068
28,671	Keysight Technologies, Inc. (a)	4,021,681
87,090	Microchip Technology, Inc.	5,678,268
175,400	Micron Technology, Inc.	11,960,526
6,787	Monolithic Power Systems, Inc.	2,662,133
26,456	Motorola Solutions, Inc.	5,653,383
34,817	NetApp, Inc.	2,550,345
258,345	NVIDIA Corp.	47,915,247
41,655	NXP Semiconductors N.V. ADR (Netherlands)	7,118,840
16,985	Qorvo, Inc. (a)	1,932,553
176,532	Qualcomm, Inc.	24,659,755
15,382	Roper Technologies, Inc. (a)	7,228,309
31,545	Seagate Technology Holdings PLC ADR (Ireland)	2,587,952
25,690	Skyworks Solutions, Inc.	2,910,677
8,227	SolarEdge Technologies, Inc. (a)	2,060,123
25,533	Teradyne, Inc.	2,692,710
144,663	Texas Instruments, Inc.	24,628,876
39,318	Trimble, Inc. (a)	2,622,511
49,015	Western Digital Corp. (a)	2,601,226
8,314	Zebra Technologies Corp. Class A (a)	3,073,353
		664,504,598
Credit Intermediation and Related Activities - 3.0%
95,383	Fidelity National Information Services, Inc.	9,457,225
135,188	MasterCard, Inc. Class A	49,124,615
		58,581,840
Shares		Fair Value
Data Processing, Hosting and Related Services - 0.5%
93,076	Fiserv, Inc. (a)	$9,114,002
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
5,595	IPG Photonics Corp. (a)	528,616
50,998	TE Connectivity Ltd. ADR (Switzerland)	6,363,530
		6,892,146
Machinery Manufacturing - 1.3%
139,094	Applied Materials, Inc.	15,349,023
21,851	Lam Research Corp.	10,177,322
		25,526,345
Merchant Wholesalers, Durable Goods - 0.4%
23,608	KLA-Tencor Corp.	7,537,090
Nonmetallic Mineral Product Manufacturing - 0.2%
117,009	Corning, Inc.	4,117,547
Professional, Scientific, and Technical Services - 3.9%
98,996	Accenture PLC Class A ADR (Ireland)	29,734,439
21,259	CDW Corp.	3,469,044
82,275	Cognizant Technology Solutions Corp. Class A	6,656,047
38,295	DXC Technology Co. (a)	1,099,066
8,885	EPAM Systems, Inc. (a)	2,354,436
9,514	F5 Networks, Inc. (a)	1,592,739
11,407	Jack Henry & Associates, Inc.	2,162,539
50,936	Juniper Networks, Inc.	1,605,503
50,293	Paychex, Inc.	6,373,632
31,328	ServiceNow, Inc. (a)	14,977,917
7,308	Teledyne Technologies, Inc. (a)	3,153,767
15,137	VeriSign, Inc. (a)	2,704,830
		75,883,959
Publishing Industries (except Internet) - 22.7%
73,886	Adobe Systems, Inc. (a)	29,255,162
25,451	Akamai Technologies, Inc. (a)	2,857,638
13,667	ANSYS, Inc. (a)	3,767,855
34,456	Autodesk, Inc. (a)	6,521,832
43,411	Cadence Design Systems, Inc. (a)	6,548,549
21,427	Ceridian HCM Holding, Inc. (a)	1,202,697
19,536	Citrix Systems, Inc.	1,955,553
202,603	Hewlett Packard Enterprise Co.	3,122,112
44,355	Intuit, Inc.	18,573,656
1,126,548	Microsoft Corp.	312,639,601
91,142	NortonLifeLock, Inc.	2,282,196
246,794	Oracle Corp.	18,114,680
7,542	Paycom Software, Inc. (a)	2,122,847
16,487	PTC, Inc. (a)	1,882,980
154,289	Salesforce.com, Inc. (a)	27,145,607
24,034	Synopsys, Inc. (a)	6,892,711
6,418	Tyler Technologies, Inc. (a)	2,533,249
		447,418,925
Telecommunications - 0.8%
182,485	PayPal Holdings, Inc. (a)	16,045,906
	TOTAL COMMON STOCKS (Cost $1,317,803,388)	$1,401,005,441

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares

Schedule of Investments, continued (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 50.5%
Money Market Funds - 50.5%
472,707,852	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$472,707,852
318,113,580	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.32% (b)	318,113,580
31,330,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	31,330,000
171,713,496	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	171,713,496
	TOTAL SHORT TERM INVESTMENTS (Cost $993,864,928)	$993,864,928
	TOTAL INVESTMENTS (Cost $2,311,668,316) - 121.6% (c)	$2,394,870,369
	Liabilities in Excess of Other Assets - (21.6)%	(424,916,612)
	TOTAL NET ASSETS - 100.0%	$1,969,953,757

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,018,071,402.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Technology Select Sector Index	0.7300% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	235,348	$339,639,527	$(4,355,996)
Total return of Technology Select Sector Index	0.8700% representing 1 month SOFR rate + spread	Barclays	12/7/2022	671,905	1,029,487,315	(72,467,307)
Total return of Technology Select Sector Index	1.0700% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	442,886	668,531,988	(37,758,418)
Total return of Technology Select Sector Index	0.9500% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	331,955	502,138,632	(29,464,634)
Total return of Technology Select Sector Index	0.8800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	391,192	587,541,024	(30,497,671)
Total return of Technology Select Sector Index	0.9700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	421,688	644,394,083	(43,993,665)
Total return of Technology Select Sector Index	0.7800% representing 1 month SOFR rate + spread	Goldman Sachs	12/21/2022	670,000	1,121,423,438	(166,568,453)
					$4,893,156,007	$(385,106,144)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 85.1%
Money Market Funds - 85.1%
47,352,818	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$47,352,818
4,490,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.32% (a)	4,490,000
22,232,088	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (a)	22,232,088
28,264,453	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	28,264,453
	TOTAL SHORT TERM INVESTMENTS (Cost $102,339,359) (b)	$102,339,359
	TOTAL INVESTMENTS (Cost $102,339,359) - 85.1%	$102,339,359
	Other Assets in Excess of Liabilities - 14.9%	17,944,918
	TOTAL NET ASSETS - 100.0%	$120,284,277

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $57,079,578.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.2800% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	J.P. Morgan	12/6/2022	116,438	$166,884,295	$997,852
0.5100% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Barclays	12/7/2022	68,725	100,315,816	2,410,757
0.3200% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	12/7/2022	6,697	9,842,581	299,147
0.5300% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/13/2022	16,341	25,859,615	2,573,116
0.6800% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/13/2022	252	434,589	75,306
0.6700% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/14/2022	29,862	49,016,708	6,472,678
0.4800% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Goldman Sachs	5/12/2023	15,000	22,439,034	1,072,615
					$374,792,638	$13,901,471

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 44.6%
Air Transportation - 4.1%
8,179	Alaska Air Group, Inc. (a)	$444,855
8,179	American Airlines Group, Inc. (a)	153,520
8,179	Delta Air Lines, Inc. (a)	351,942
8,179	JetBlue Airways Corp. (a)	90,051
8,179	Southwest Airlines Co. (a)	382,123
8,179	United Continental Holdings, Inc. (a)(b)	413,039
		1,835,530
Couriers and Messengers - 7.0%
8,179	FedEx Corp.	1,625,495
8,179	United Parcel Service, Inc. Class B	1,472,056
		3,097,551
Rail Transportation - 9.7%
8,179	CSX Corp.	280,867
8,179	Norfolk Southern Corp.	2,109,200
8,179	Union Pacific Corp.	1,916,258
		4,306,325
Rental and Leasing Services - 6.2%
8,179	Avis Budget Group, Inc. (a)	2,189,273
8,179	Ryder System, Inc.	571,712
		2,760,985
Support Activities for Transportation - 8.5%
8,179	C.H. Robinson Worldwide, Inc.	868,201
8,179	Expeditors International of Washington, Inc.	810,293
8,179	J.B. Hunt Transport Services, Inc.	1,397,382
8,179	Matson, Inc.	703,558
		3,779,434
Truck Transportation - 5.1%
8,179	Old Dominion Freight Line, Inc.	2,291,102
Warehousing and Storage - 2.8%
8,179	Landstar System, Inc.	1,266,927
Water Transportation - 1.2%
8,179	Kirby Corp. (a)	533,271
	TOTAL COMMON STOCKS (Cost $21,698,570)	$19,871,125
Shares		Fair Value
SHORT TERM INVESTMENTS - 79.1%
Money Market Funds - 79.1%
16,932,972	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)	$16,932,972
509,866	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (c)	509,866
17,764,268	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	17,764,268
	TOTAL SHORT TERM INVESTMENTS (Cost $35,207,106)	$35,207,106
	TOTAL INVESTMENTS (Cost $56,905,676) - 123.7% (d)	$55,078,231
	Liabilities in Excess of Other Assets - (23.7)%	(10,542,252)
	TOTAL NET ASSETS - 100.0%	$44,535,979

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,468,835.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Transportation Bull 3X Shares

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Dow Jones Transportation Average Index	0.7800% representing 1 month SOFR rate + spread	J.P. Morgan	6/28/2022	848	$13,845,355	$(1,212,927)
Total return of Dow Jones Transportation Average Index	0.9800% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	2,838	46,337,814	(4,100,345)
Total return of Dow Jones Transportation Average Index	0.8300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	462	7,530,118	(651,517)
Total return of Dow Jones Transportation Average Index	0.7800% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	867	12,914,873	(30,222)
Total return of Dow Jones Transportation Average Index	0.9200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,637	43,054,484	(3,798,210)
					$123,682,644	$(9,793,221)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
COMMON STOCKS - 86.7%
Utilities - 86.7%
12,230	AES Corp.	$249,737
4,593	Alliant Energy Corp.	270,114
4,726	Ameren Corp.	439,045
9,239	American Electric Power Co., Inc.	915,677
3,330	American Water Works Co., Inc.	513,086
2,484	Atmos Energy Corp.	281,686
11,537	CenterPoint Energy, Inc.	353,148
5,316	CMS Energy Corp.	365,156
6,490	Consolidated Edison, Inc.	601,883
5,990	Constellation Energy Corp.	354,668
14,859	Dominion Energy, Inc.	1,213,089
3,555	DTE Energy Co.	465,847
14,111	Duke Energy Corp.	1,554,468
6,969	Edison International	479,398
3,686	Entergy Corp.	438,081
4,207	Evergy, Inc.	285,445
6,307	Eversource Energy	551,232
17,969	Exelon Corp.	840,590
10,460	FirstEnergy Corp.	453,023
35,995	NextEra Energy, Inc.	2,556,365
7,204	NiSource, Inc.	209,780
4,492	NRG Energy, Inc.	161,263
2,070	Pinnacle West Capital Corp.	147,384
13,772	PPL Corp.	389,885
9,275	Public Service Enterprise Group, Inc.	646,096
5,859	Sempra Energy	945,408
19,441	Southern Co.	1,426,775
5,786	WEC Energy Group, Inc.	578,889
9,882	Xcel Energy, Inc.	723,955
	TOTAL COMMON STOCKS (Cost $18,632,171)	$18,411,173
Shares		Fair Value
SHORT TERM INVESTMENTS - 17.5%
Money Market Funds - 17.5%
523,095	Dreyfus Government Cash Management Institutional Shares, 0.24% (b)	$523,095
18,364	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (b)	18,364
3,172,325	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (b)	3,172,325
	TOTAL SHORT TERM INVESTMENTS (Cost $3,713,784)	$3,713,784
	TOTAL INVESTMENTS (Cost $22,345,955) - 104.2% (c)	$22,124,957
	Liabilities in Excess of Other Assets - (4.2)%	(883,683)
	TOTAL NET ASSETS - 100.0%	$21,241,274

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2022.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,041,126.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Utilities Select Sector Index	0.8300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	10,386	$7,013,440	$499,744
Total return of Utilities Select Sector Index	0.7300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	43,663	30,388,159	1,336,115
Total return of Utilities Select Sector Index	0.6800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	8,756	6,484,097	(165,889)
					$43,885,696	$1,669,970

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 85.9%
156,180	iShares 7-10 Year Treasury Bond ETF (a)(b)	$16,056,866
	TOTAL INVESTMENT COMPANIES (Cost $17,752,280)	$16,056,866
SHORT TERM INVESTMENTS - 40.0%
Money Market Funds - 40.0%
4,518,063	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$4,518,063
700,067	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (c)	700,067
2,261,389	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	2,261,389
	TOTAL SHORT TERM INVESTMENTS (Cost $7,479,519)	$7,479,519
	TOTAL INVESTMENTS (Cost $25,231,799) - 125.9% (e)	$23,536,385
	Liabilities in Excess of Other Assets - (25.9)%	(4,843,399)
	TOTAL NET ASSETS - 100.0%	$18,692,986

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,253,745.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 7-10 Year Treasury Bond ETF	0.5800% representing 1 month SOFR rate + spread	Barclays	12/7/2022	25,149	$2,868,596	$(277,763)
Total return of iShares 7-10 Year Treasury Bond ETF	(0.3100)% representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	73,118	7,966,574	(434,152)
Total return of iShares 7-10 Year Treasury Bond ETF	0.4300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	118,128	13,406,979	(1,236,170)
Total return of iShares 7-10 Year Treasury Bond ETF	0.4800% representing 1 month SOFR rate + spread	J.P. Morgan	2/10/2023	172,891	18,988,242	(1,192,475)
					$43,230,391	$(3,140,560)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.9%
Money Market Funds - 97.9%
36,127,212	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$36,127,212
850,066	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.31% (a)	850,066
23,768,832	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	23,768,832
	TOTAL SHORT TERM INVESTMENTS (Cost $60,746,110) (b)	$60,746,110
	TOTAL INVESTMENTS (Cost $60,746,110) - 97.9%	$60,746,110
	Other Assets in Excess of Liabilities - 2.1%	1,280,640
	TOTAL NET ASSETS - 100.0%	$62,026,750

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,453,196.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.6700)% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/6/2022	692,868	$73,453,458	$2,187,717
0.1900% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/7/2022	41,114	4,699,828	458,346
(0.6100)% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/7/2022	369,069	39,179,522	1,191,472
(0.6100)% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/7/2022	343,827	35,291,237	(63,815)
0.3800% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/13/2022	363,088	41,198,217	3,779,523
					$193,822,262	$7,553,243

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 64.1%
1,747,968	iShares 20+ Year Treasury Bond ETF (a)(b)	$208,794,778
	TOTAL INVESTMENT COMPANIES (Cost $244,694,213)	$208,794,778
SHORT TERM INVESTMENTS - 75.9%
Money Market Funds - 75.9%
117,195,886	Dreyfus Government Cash Management Institutional Shares, 0.24% (c)(d)	$117,195,886
130,132,870	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (c)	130,132,870
	TOTAL SHORT TERM INVESTMENTS (Cost $247,328,756)	$247,328,756
	TOTAL INVESTMENTS (Cost $492,022,969) - 140.0% (e)	$456,123,534
	Liabilities in Excess of Other Assets - (40.0)%	(130,297,501)
	TOTAL NET ASSETS - 100.0%	$325,826,033

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at April 30, 2022.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $312,943,374.

Long Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	0.5900 % representing 1 month SOFR rate + spread	BNP Paribas	12/7/2022	1,377,939	$164,319,226	$246,284
Total return of iShares 20+ Year Treasury Bond ETF	(0.1200)% representing 1 month SOFR rate + spread	Credit Suisse International	12/13/2022	370,508	54,849,766	(10,319,697)
Total return of iShares 20+ Year Treasury Bond ETF	0.4600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	1,653,317	220,991,121	(23,238,443)
Total return of iShares 20+ Year Treasury Bond ETF	0.5800 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	1,135,766	169,359,029	(33,138,439)
Total return of iShares 20+ Year Treasury Bond ETF	0.2800 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	1,400,470	178,652,224	(11,188,841)
Total return of iShares 20+ Year Treasury Bond ETF	0.5800% representing 1 month SOFR rate + spread	J.P. Morgan	2/10/2023	497,293	70,744,902	(11,147,640)
					$858,916,268	$(88,786,776)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.8%
Money Market Funds - 97.8%
337,282,919	Dreyfus Government Cash Management Institutional Shares, 0.24% (a)	$337,282,919
196,511,184	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.34% (a)	196,511,184
	TOTAL SHORT TERM INVESTMENTS (Cost $533,794,103) (b)	$533,794,103
	TOTAL INVESTMENTS (Cost $533,794,103) - 97.8%	$533,794,103
	Other Assets in Excess of Liabilities - 2.2%	12,094,966
	TOTAL NET ASSETS - 100.0%	$545,889,069

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2022.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $326,520,204.

Short Total Return Swap Contracts (Unaudited)

April 30, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.0800 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	6/28/2022	1,332,377	$191,822,755	$31,848,037
(0.4000)% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse International	12/7/2022	771,702	117,476,195	24,443,305
0.3700 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/7/2022	3,799,534	456,948,489	3,142,565
0.1800 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/13/2022	3,872,713	504,962,384	41,980,216
(0.2200)% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/13/2022	1,455,876	175,797,027	1,882,579
0.0300 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/14/2022	2,478,118	302,896,124	6,888,791
					$1,749,902,974	$110,185,493

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$68,298,196	$2,858,255,126	$439,770,699	$1,873,667,857
Receivable for Fund shares sold	—	18,147,868	9,594,685	4,753
Receivable for investments sold	—	62,032,334	—	83,223,025
Dividend and interest receivable	5,387	141,682	93,786	170,908
Due from broker for swap contracts	61,558	463,171	—	217,272
Unrealized appreciation on swap contracts	—	—	100,138,308	—
Prepaid expenses and other assets	10,741	52,073	8,198	67,309
Total Assets	68,375,882	2,939,092,254	549,605,676	1,957,351,124
Liabilities:
Collateral for securities loaned (Note 2)	—	—	—	335,777,980
Payable for Fund shares redeemed	—	4,462,162	9,152,752	15,841,878
Unrealized depreciation on swap contracts	9,512,134	345,561,532	—	292,904,793
Due to Adviser, net (Note 6)	42,143	1,800,025	296,121	941,315
Due to broker for swap contracts	294,579	33,429,592	60,187,136	48,373,872
Accrued expenses and other liabilities	48,505	1,567,174	223,969	727,275
Total Liabilities	9,897,361	386,820,485	69,859,978	694,567,113
Net Assets	$58,478,521	$2,552,271,769	$479,745,698	$1,262,784,011
Net Assets Consist of:
Capital stock	$57,652,472	$2,618,300,706	$3,153,363,007	$2,212,174,554
Total distributable earnings (loss)	826,049	(66,028,937)	(2,673,617,309)	(949,390,543)
Net Assets	$58,478,521	$2,552,271,769	$479,745,698	$1,262,784,011
Calculation of Net Asset Value Per Share:
Net assets	$58,478,521	$2,552,271,769	$479,745,698	$1,262,784,011
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,300,132	28,600,002	21,276,918	27,900,002
Net assets value, redemption price and offering price per share	$44.98	$89.24	$22.55	$45.26
Cost of Investments	$67,665,480	$2,893,629,779	$439,770,699	$1,998,295,895

*  Securities loaned with values of $–, $–, $– and $319,291,207, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$335,414,399	$450,658,079	$123,253,601	$32,041,836
Receivable for Fund shares sold	7,903	1,806,226	5,079,668	—
Dividend and interest receivable	79,409	55,872	25,103	3,925
Due from broker for swap contracts	18,259,745	—	30,288	1,027
Unrealized appreciation on swap contracts	104,069,379	7,725,504	—	—
Prepaid expenses and other assets	12,876	11,943	6,668	14,789
Total Assets	457,843,711	460,257,624	128,395,328	32,061,577
Liabilities:
Collateral for securities loaned (Note 2)	—	—	—	826,793
Payable for Fund shares redeemed	26,341,289	89,640	1,935,597	—
Unrealized depreciation on swap contracts	1,732	8,125,830	19,438,907	5,442,002
Due to Adviser, net (Note 6)	243,741	277,203	72,295	19,560
Due to broker for swap contracts	93,790,794	10,861	2,308,439	309,317
Accrued expenses and other liabilities	183,191	247,770	52,372	20,965
Total Liabilities	120,560,747	8,751,304	23,807,610	6,618,637
Net Assets	$337,282,964	$451,506,320	$104,587,718	$25,442,940
Net Assets Consist of:
Capital stock	$4,024,533,864	$1,127,771,706	$223,101,260	$48,367,998
Total distributable loss	(3,687,250,900)	(676,265,386)	(118,513,542)	(22,925,058)
Net Assets	$337,282,964	$451,506,320	$104,587,718	$25,442,940
Calculation of Net Asset Value Per Share:
Net assets	$337,282,964	$451,506,320	$104,587,718	$25,442,940
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	8,322,797	5,597,501	6,177,337	1,150,001
Net assets value, redemption price and offering price per share	$40.53	$80.66	$16.93	$22.12
Cost of Investments	$335,414,399	$452,435,458	$123,253,601	$34,126,509

*  Securities loaned with values of $–, $–, $– and $799,943, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$122,752,876	$46,274,073	$16,239,594	$32,166,748
Dividend and interest receivable	26,019	8,745	3,193	4,351
Due from broker for swap contracts	100,430	—	—	—
Unrealized appreciation on swap contracts	—	6,115,739	79,752	—
Prepaid expenses and other assets	45,740	54,302	7,270	11,978
Total Assets	122,925,065	52,452,859	16,329,809	32,183,077
Liabilities:
Collateral for securities loaned (Note 2)	—	—	4,077,900	—
Unrealized depreciation on swap contracts	25,005,226	2,029,946	576,386	7,104,409
Due to Adviser, net (Note 6)	71,332	22,392	7,977	17,253
Due to broker for swap contracts	1	6,505,785	176,121	7,851
Accrued expenses and other liabilities	115,364	97,355	21,103	32,582
Total Liabilities	25,191,923	8,655,478	4,859,487	7,162,095
Net Assets	$97,733,142	$43,797,381	$11,470,322	$25,020,982
Net Assets Consist of:
Capital stock	$337,737,321	$378,040,657	$7,301,581	$56,664,931
Total distributable earnings (loss)	(240,004,179)	(334,243,276)	4,168,741	(31,643,949)
Net Assets	$97,733,142	$43,797,381	$11,470,322	$25,020,982
Calculation of Net Asset Value Per Share:
Net assets	$97,733,142	$43,797,381	$11,470,322	$25,020,982
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,181,598	3,445,232	133,205	1,700,001
Net assets value, redemption price and offering price per share	$44.80	$12.71	$86.11	$14.72
Cost of Investments	$122,836,291	$46,274,073	$16,298,611	$35,284,535

*  Securities loaned with values of $–, $–, $3,895,084 and $–, respectively. See Note 2.
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Consumer Discretionary Bull 3X Shares	Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$222,499,474	$38,615,708	$147,940,522	$29,770,366
Receivable for Fund shares sold	—	2,502,643	—	—
Dividend and interest receivable	59,410	4,322	11,311	5,193
Due from broker for swap contracts	259,178	16,739	—	—
Unrealized appreciation on swap contracts	4,907,435	—	—	417,213
Prepaid expenses and other assets	45,555	28,162	10,779	12,391
Total Assets	227,771,052	41,167,574	147,962,612	30,205,163
Liabilities:
Collateral for securities loaned (Note 2)	703,908	—	—	—
Unrealized depreciation on swap contracts	2,472,713	5,426,116	40,743,139	—
Due to Adviser, net (Note 6)	169,797	24,919	91,555	14,115
Due to broker for swap contracts	17,232,000	1,630,929	5,692,564	1
Accrued expenses and other liabilities	125,462	51,453	66,902	23,037
Total Liabilities	20,703,880	7,133,417	46,594,160	37,153
Net Assets	$207,067,172	$34,034,157	$101,368,452	$30,168,010
Net Assets Consist of:
Capital stock	$199,406,903	$50,237,876	$301,125,391	$27,469,802
Total distributable earnings (loss)	7,660,269	(16,203,719)	(199,756,939)	2,698,208
Net Assets	$207,067,172	$34,034,157	$101,368,452	$30,168,010
Calculation of Net Asset Value Per Share:
Net assets	$207,067,172	$34,034,157	$101,368,452	$30,168,010
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	11,550,001	800,001	6,000,001	819,952
Net assets value, redemption price and offering price per share	$17.93	$42.54	$16.89	$36.79
Cost of Investments	$225,699,591	$41,295,765	$163,027,066	$29,770,366

*  Securities loaned with values of $1,192,289, $–, $– and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$2,738,398,493	$140,986,811	$226,413,023	$223,613,941
Receivable for Fund shares sold	—	3,629,385	—	—
Dividend and interest receivable	3,292,412	30,212	189,357	142,587
Due from broker for swap contracts	3,926,439	—	109,949	79,656
Unrealized appreciation on swap contracts	—	26,390,308	—	—
Prepaid expenses and other assets	91,603	2,949	22,901	48,069
Total Assets	2,745,708,947	171,039,665	226,735,230	223,884,253
Liabilities:
Collateral for securities loaned (Note 2)	1,296,611	—	—	—
Payable for Fund shares redeemed	—	6,240,065	—	258,858
Unrealized depreciation on swap contracts	517,324,855	—	8,605,549	32,884,527
Due to Adviser, net (Note 6)	1,640,641	92,348	165,744	122,388
Due to broker for swap contracts	54,838,413	26,024,177	7,312,893	6,813,663
Accrued expenses and other liabilities	1,300,329	76,579	138,134	126,318
Total Liabilities	576,400,849	32,433,169	16,222,320	40,205,754
Net Assets	$2,169,308,098	$138,606,496	$210,512,910	$183,678,499
Net Assets Consist of:
Capital stock	$2,266,660,514	$3,238,330,435	$171,748,539	$225,269,668
Total distributable earnings (loss)	(97,352,416)	(3,099,723,939)	38,764,371	(42,591,169)
Net Assets	$2,169,308,098	$138,606,496	$210,512,910	$182,678,499
Calculation of Net Asset Value Per Share:
Net assets	$2,169,308,098	$138,606,496	$210,512,910	$182,678,499
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	26,049,289	5,553,350	1,900,008	5,050,000
Net assets value, redemption price and offering price per share	$83.28	$24.96	$110.80	$36.17
Cost of Investments	$2,723,724,902	$140,986,811	$231,196,149	$245,986,895

*  Securities loaned with values of $1,295,203, $–, $– and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily Industrials Bull 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$30,903,347	$15,967,318	$117,382,259	$29,927,192
Cash	—	—	985	—
Receivable for Fund shares sold	—	—	379,455	1,898,145
Receivable for investments sold	272,547	201,765	—	—
Dividend and interest receivable	12,150	8,118	30,040	6,006
Due from broker for swap contracts	15,649	1,465	881,247	—
Unrealized appreciation on swap contracts	—	—	1,207,345	2,166,036
Prepaid expenses and other assets	47,818	21,054	89,594	6,842
Total Assets	31,251,511	16,199,720	119,970,925	34,004,221
Liabilities:
Collateral for securities loaned (Note 2)	—	195,450	—	—
Payable for Fund shares redeemed	—	—	45,272	—
Payable for investments purchased	271,876	—	—	—
Unrealized depreciation on swap contracts	4,079,732	1,875,427	11,062,627	380,320
Due to Adviser, net (Note 6)	19,028	9,851	78,498	11,170
Due to broker for swap contracts	457,450	93,667	6,790,012	16,912
Accrued expenses and other liabilities	26,107	19,581	111,921	39,284
Total Liabilities	4,854,193	2,193,976	18,088,330	447,686
Net Assets	$26,397,318	$14,005,744	$101,882,595	$33,556,535
Net Assets Consist of:
Capital stock	$24,598,087	$22,290,207	$59,431,318	$170,989,503
Total distributable earnings (loss)	1,799,231	(8,284,463)	42,451,277	(137,432,968)
Net Assets	$26,397,318	$14,005,744	$101,882,595	$33,556,535
Calculation of Net Asset Value Per Share:
Net assets	$26,397,318	$14,005,744	$101,882,595	$33,556,535
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	800,001	1,300,001	4,600,000	884,045
Net assets value, redemption price and offering price per share	$33.00	$10.77	$22.15	$37.96
Cost of Investments	$33,397,409	$17,276,190	$116,289,279	$29,927,192

*  Securities loaned with values of $–, $186,848, $– and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P 500® High Beta Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$345,548,608	$91,789,844	$86,486,673	$42,902,054
Receivable for Fund shares sold	313,037	181,778	—	—
Receivable for investments sold	10,055,783	654,826	—	—
Dividend and interest receivable	112,991	24,544	18,766	9,869
Due from broker for swap contracts	1,109,035	23,342	148,939	1
Unrealized appreciation on swap contracts	—	—	—	8,842,021
Prepaid expenses and other assets	99,833	51,981	31,259	9,870
Total Assets	357,239,287	92,726,315	86,685,637	51,763,815
Liabilities:
Collateral for securities loaned (Note 2)	—	2,657,554	—	—
Payable for Fund shares redeemed	46,024	—	—	—
Unrealized depreciation on swap contracts	66,912,130	13,826,599	16,727,810	—
Due to Adviser, net (Note 6)	215,201	47,601	51,273	27,037
Due to broker for swap contracts	9,963,704	14,158,012	1,298,630	4,657,623
Accrued expenses and other liabilities	126,395	35,340	46,063	25,110
Total Liabilities	77,263,454	30,725,106	18,123,776	4,709,770
Net Assets	$279,975,833	$62,001,209	$68,561,861	$47,054,045
Net Assets Consist of:
Capital stock	$314,252,890	$139,998,441	$78,526,824	$152,170,651
Total distributable loss	(34,277,057)	(77,997,232)	(9,964,963)	(105,116,606)
Net Assets	$279,975,833	$62,001,209	$68,561,861	$47,054,045
Calculation of Net Asset Value Per Share:
Net assets	$279,975,833	$62,001,209	$68,561,861	$47,054,045
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	9,298,590	4,171,105	1,664,370	4,406,828
Net assets value, redemption price and offering price per share	$30.11	$14.86	$41.19	$10.68
Cost of Investments	$381,093,397	$102,012,974	$95,656,240	$42,902,054

*  Securities loaned with values of $–, $2,738,232, $– and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$976,323,007	$61,199,689	$6,200,532,164	$200,972,588
Receivable for Fund shares sold	13,967,604	7,865,403	3,484,962	50,410,266
Receivable for investments sold	27,769	—	—	—
Dividend and interest receivable	149,278	15,905	208,625	50,853
Due from broker for swap contracts	41,561	4,698,533	—	—
Unrealized appreciation on swap contracts	—	38,618,644	—	52,620,047
Prepaid expenses and other assets	244,217	14,134	95,643	10,980
Total Assets	990,753,436	112,412,308	6,204,321,394	304,064,734
Liabilities:
Collateral for securities loaned (Note 2)	10,885,244	—	29,961,087	—
Payable for Fund shares redeemed	28,402	8,113,961	25,161,065	—
Unrealized depreciation on swap contracts	278,071,064	892	1,181,605,858	—
Due to Adviser, net (Note 6)	544,392	45,740	2,732,257	154,336
Due to broker for swap contracts	34,357,927	37,260,000	243,398,703	37,534,820
Accrued expenses and other liabilities	415,009	42,446	2,172,201	97,153
Total Liabilities	324,302,038	45,463,039	1,485,031,171	37,786,309
Net Assets	$666,451,398	$66,949,269	$4,719,290,223	$266,278,425
Net Assets Consist of:
Capital stock	$2,394,249,738	$316,239,238	$8,061,749,576	$994,016,086
Total distributable loss	(1,727,798,340)	(249,289,969)	(3,342,459,353)	(727,737,661)
Net Assets	$666,451,398	$66,949,269	$4,719,290,223	$266,278,425
Calculation of Net Asset Value Per Share:
Net assets	$666,451,398	$66,949,269	$4,719,290,223	$266,278,425
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	82,061,600	1,166,024	213,100,060	4,723,440
Net assets value, redemption price and offering price per share	$8.12	$57.42	$22.15	$56.37
Cost of Investments	$1,084,523,820	$61,199,689	$6,663,177,398	$200,972,588

*  Securities loaned with values of $10,058,360, $–, $27,788,360 and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily Transportation Bull 3X Shares	Direxion Daily Utilities Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$2,394,870,369	$102,339,359	$55,078,231	$22,124,957
Receivable for Fund shares sold	—	10,551,691	—	—
Receivable for investments sold	7,184,443	—	—	—
Dividend and interest receivable	361,478	22,330	7,515	13,260
Due from broker for swap contracts	353,964	—	7,913	184,497
Unrealized appreciation on swap contracts	—	13,901,471	—	1,835,859
Prepaid expenses and other assets	72,490	9,493	34,215	32,260
Total Assets	2,402,842,744	126,824,344	55,127,874	24,190,833
Liabilities:
Payable for investments purchased	7,228,448	—	—	—
Unrealized depreciation on swap contracts	385,106,144	—	9,793,221	165,889
Due to Adviser, net (Note 6)	1,473,059	63,944	28,516	14,292
Due to broker for swap contracts	37,762,527	6,425,132	740,725	2,748,896
Accrued expenses and other liabilities	1,318,809	50,991	29,433	20,482
Total Liabilities	432,888,987	6,540,067	10,591,895	2,949,559
Net Assets	$1,969,953,757	$120,284,277	$44,535,979	$21,241,274
Net Assets Consist of:
Capital stock	$2,219,714,196	$422,809,194	$35,261,726	$12,442,350
Total distributable earnings (loss)	(249,760,439)	(302,524,917)	9,274,253	8,798,924
Net Assets	$1,969,953,757	$120,284,277	$44,535,979	$21,241,274
Calculation of Net Asset Value Per Share:
Net assets	$1,969,953,757	$120,284,277	$44,535,979	$21,241,274
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	47,150,000	2,850,260	1,250,001	550,001
Net assets value, redemption price and offering price per share	$41.78	$42.20	$35.63	$38.62
Cost of Investments	$2,311,668,316	$102,339,359	$56,905,676	$22,345,955

*  Securities loaned with values of $–, $–, $8,434 and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$23,536,385	$60,746,110	$456,123,534	$533,794,103
Receivable for Fund shares sold	—	—	—	1,431
Dividend and interest receivable	1,657	10,110	47,384	93,461
Due from broker for swap contracts	1,849	20,240	654,728	172,254
Unrealized appreciation on swap contracts	—	7,617,058	246,284	110,185,493
Prepaid expenses and other assets	51,843	52,446	9,286	36,165
Total Assets	23,591,734	68,445,964	457,081,216	644,282,907
Liabilities:
Collateral for securities loaned (Note 2)	1,606,765	—	32,142,977	—
Payable for Fund shares redeemed	—	—	—	4,768,312
Unrealized depreciation on swap contracts	3,140,560	63,815	89,033,060	—
Due to Adviser, net (Note 6)	10,717	31,999	216,037	305,785
Due to broker for swap contracts	59,206	6,240,000	9,707,987	93,130,001
Accrued expenses and other liabilities	81,500	83,400	155,122	189,740
Total Liabilities	4,898,748	6,419,214	131,255,183	98,393,838
Net Assets	$18,692,986	$62,026,750	$325,826,033	$545,889,069
Net Assets Consist of:
Capital stock	$27,271,363	$114,057,953	$628,047,843	$1,393,189,618
Total distributable loss	(8,578,377)	(52,031,203)	(302,221,810)	(847,300,549)
Net Assets	$18,692,986	$62,026,750	$325,826,033	$545,889,069
Calculation of Net Asset Value Per Share:
Net assets	$18,692,986	$62,026,750	$325,826,033	$545,889,069
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	500,000	5,400,000	22,700,000	5,724,261
Net assets value, redemption price and offering price per share	$37.39	$11.49	$14.35	$95.36
Cost of Investments	$25,231,799	$60,746,110	$492,022,969	$533,794,103

*  Securities loaned with values of $1,565,796, $–, $63,672,464 and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
Investment Income:
Dividend income	$370,750	$15,991,723	$—	$5,657,561
Interest income	9,341	301,910	157,248	223,083
Securities lending income	—	—	—	336,815
Total investment income	380,091	16,293,633	157,248	6,217,459
Expenses:
Investment advisory fees (Note 6)	302,960	12,306,454	1,450,208	6,200,609
Licensing fees	32,316	1,312,688	154,689	496,049
Fund servicing fees	14,405	566,198	67,527	285,491
Management service fees (Note 6)	9,986	405,680	47,820	204,401
Professional fees	7,439	105,887	16,970	55,801
Reports to shareholders	5,708	233,585	28,115	117,764
Interest expense	4,036	107,256	7,703	29,163
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,697	2,697	2,697	2,697
Trustees' fees and expenses	1,103	45,250	5,468	22,823
Insurance fees	753	30,657	3,648	15,443
Other	981	39,316	4,233	19,839
Total Expenses	385,360	15,158,644	1,792,054	7,453,056
Recoupment of expenses to Adviser (Note 6)	2,977	—	52,581	226
Less: Reimbursement of expenses from Adviser (Note 6)	(551)	—	—	—
Less: Investment advisory fees waived (Note 6)	—	(1,066,078)	—	(46,150)
Net Expenses	387,786	14,092,566	1,844,634	7,407,132
Net investment income (loss)	(7,695)	2,201,067	(1,687,386)	(1,189,673)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(998,807)	(77,604,305)	—	(133,385,917)
In-kind redemptions	3,075,097	78,952,676	—	26,941,825
Swap contracts	9,887,716	367,020,213	(89,325,430)	(359,089,321)
Net realized gain (loss)	11,964,006	368,368,584	(89,325,430)	(465,533,413)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(8,698,258)	(296,069,578)	—	(134,965,499)
Swap contracts	(32,828,811)	(1,133,988,233)	179,776,824	(428,418,055)
Change in net unrealized appreciation (depreciation)	(41,527,069)	(1,430,057,811)	179,776,824	(563,383,554)
Net realized and unrealized gain (loss)	(29,563,063)	(1,061,689,227)	90,451,394	(1,028,916,967)
Net increase (decrease) in net assets resulting from operations	$(29,570,758)	$(1,059,488,160)	$88,764,008	$(1,030,106,640)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
Investment Income:
Dividend income	$—	$4,338,901	$—	$261,184
Interest income	137,923	105,058	37,726	7,190
Securities lending income	—	3,060	—	194
Total investment income	137,923	4,447,019	37,726	268,568
Expenses:
Investment advisory fees (Note 6)	1,453,071	1,723,302	264,299	145,330
Licensing fees	116,246	200,133	30,694	6,329
Fund servicing fees	67,521	79,715	12,728	7,163
Management service fees (Note 6)	47,909	56,809	8,716	4,790
Reports to shareholders	27,866	32,753	5,150	2,736
Professional fees	16,952	19,094	7,153	6,147
Interest expense	9,737	2,985	436	1,598
Trustees' fees and expenses	5,403	6,345	1,002	529
Exchange listing fees	5,392	2,697	2,697	2,697
Insurance fees	3,643	4,294	666	361
Pricing fees	2,976	2,976	2,976	2,976
Excise tax	—	—	—	5,042
Other	4,283	5,233	752	480
Total Expenses	1,760,999	2,136,336	337,269	186,178
Recoupment of expenses to Adviser (Note 6)	3,683	49,499	416	4,734
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(2,471)	(187)
Net Expenses	1,764,682	2,185,834	335,214	190,725
Net investment income (loss)	(1,626,759)	2,261,185	(297,488)	77,843
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(125,313,073)	—	3
In-kind redemptions	—	13,707,951	—	203,628
Swap contracts	11,706,916	(333,713,582)	8,646,321	(1,110,625)
Net realized gain (loss)	11,706,916	(445,318,704)	8,646,321	(906,994)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	2,826,739	—	(2,845,015)
Swap contracts	170,309,666	48,486,730	(11,768,309)	(15,021,390)
Change in net unrealized appreciation (depreciation)	170,309,666	51,313,469	(11,768,309)	(17,866,405)
Net realized and unrealized gain (loss)	182,016,582	(394,005,235)	(3,121,988)	(18,773,399)
Net increase (decrease) in net assets resulting from operations	$180,389,823	$(391,744,050)	$(3,419,476)	$(18,695,556)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares
Investment Income:
Dividend income	$1,049,321	$—	$93,706	$383,523
Interest income	45,070	14,029	3,047	6,995
Securities lending income	296	—	22,031	163
Total investment income	1,094,687	14,029	118,784	390,681
Expenses:
Investment advisory fees (Note 6)	536,566	117,672	53,052	144,035
Licensing fees	—	33,472	—	—
Fund servicing fees	25,146	5,938	2,933	7,104
Management service fees (Note 6)	17,687	3,880	1,749	4,748
Reports to shareholders	10,151	2,288	1,007	2,700
Professional fees	9,356	5,935	5,394	6,136
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,697	2,697	2,697	2,697
Trustees' fees and expenses	1,964	445	195	521
Insurance fees	1,335	296	132	357
Interest expense	500	852	599	56
Other	67,558	352	3,004	15,832
Total Expenses	675,936	176,803	73,738	187,162
Recoupment of expenses to Adviser (Note 6)	5,303	—	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(1,088)	(26,900)	(5,939)	(4,663)
Net Expenses	680,151	149,903	67,799	182,499
Net investment income (loss)	414,536	(135,874)	50,985	208,182
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(10,078,955)	—	—	(451,056)
In-kind redemptions	(327,034)	—	(131,864)	(130,976)
Swap contracts	(58,604,369)	8,949,217	6,230,077	(14,330,724)
Net realized gain (loss)	(69,010,358)	8,949,217	6,098,213	(14,912,756)
Change in net unrealized appreciation (depreciation) on:
Investment securities	6,436,751	—	(55,848)	(2,226,143)
Swap contracts	(15,189,465)	2,022,847	(5,688,445)	(2,275,070)
Change in net unrealized appreciation (depreciation)	(8,752,714)	2,022,847	(5,744,293)	(4,501,213)
Net realized and unrealized gain (loss)	(77,763,072)	10,972,064	353,920	(19,413,969)
Net increase (decrease) in net assets resulting from operations	$(77,348,536)	$10,836,190	$404,905	$(19,205,787)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Consumer Discretionary Bull 3X Shares	Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
Investment Income:
Dividend income	$1,059,839	$124,635	$125,270	$—
Interest income	35,768	4,425	19,038	7,080
Securities lending income	2,302	2	235	—
Total investment income	1,097,909	129,062	144,543	7,080
Expenses:
Investment advisory fees (Note 6)	1,037,761	188,660	550,861	45,453
Licensing fees	110,694	25,082	58,759	6,096
Fund servicing fees	48,247	9,143	25,816	2,616
Management service fees (Note 6)	34,211	6,218	18,159	1,500
Reports to shareholders	19,795	3,527	10,556	922
Interest expense	19,000	1,779	2,781	49
Professional fees	13,485	6,499	9,476	5,342
Trustees' fees and expenses	3,839	681	2,053	181
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,697	2,697	2,697	2,697
Insurance fees	2,590	468	1,372	116
Other	3,221	632	1,814	108
Total Expenses	1,298,516	248,362	687,320	68,056
Recoupment of expenses to Adviser (Note 6)	2,772	—	13,225	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(7,613)	(7)	(10,433)
Net Expenses	1,301,287	240,749	700,538	57,623
Net investment loss	(203,378)	(111,687)	(555,995)	(50,543)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(12,945,170)	(3,815,864)	(40,623,925)	—
In-kind redemptions	15,522,772	772,848	4,293,735	—
Swap contracts	13,894,905	(4,456,170)	(103,338,366)	11,628,112
Net realized gain (loss)	16,472,507	(7,499,186)	(139,668,556)	11,628,112
Change in net unrealized appreciation (depreciation) on:
Investment securities	(5,344,164)	(5,346,336)	(17,945,541)	—
Swap contracts	(26,584,434)	(22,191,093)	(61,727,192)	855,175
Change in net unrealized appreciation (depreciation)	(31,928,598)	(27,537,429)	(79,672,733)	855,175
Net realized and unrealized gain (loss)	(15,456,091)	(35,036,615)	(219,341,289)	12,483,287
Net increase (decrease) in net assets resulting from operations	$(15,659,469)	$(35,148,302)	$(219,897,284)	$12,432,744

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Investment Income:
Dividend income	$22,969,048	$—	$1,213,188	$982,803
(net of foreign withholding tax of $4,003, $—, $— and $—, respectively)
Interest income	304,633	48,891	34,039	41,402
Securities lending income	9,280	—	—	10
Total investment income	23,282,961	48,891	1,247,227	1,024,215
Expenses:
Investment advisory fees (Note 6)	12,092,378	462,386	894,564	1,107,357
Licensing fees	967,390	36,991	95,420	118,118
Fund servicing fees	556,108	21,830	41,664	51,226
Management service fees (Note 6)	398,615	15,245	29,491	36,498
Reports to shareholders	229,197	8,896	17,071	20,538
Interest expense	147,110	1,002	6,507	23,619
Professional fees	104,061	8,777	12,310	13,988
Trustees' fees and expenses	44,386	1,727	3,311	3,951
Insurance fees	30,103	1,160	2,233	2,742
Exchange listing fees	3,595	3,595	2,697	2,697
Pricing fees	2,976	2,976	2,976	2,976
Other	37,759	1,361	2,881	3,787
Total Expenses	14,613,678	565,946	1,111,125	1,387,497
Recoupment of expenses to Adviser (Note 6)	—	20,746	28,498	—
Less: Investment advisory fees waived (Note 6)	(1,024,511)	—	—	—
Net Expenses	13,589,167	586,691	1,139,622	1,387,496
Net investment income (loss)	9,693,794	(537,800)	107,605	(363,281)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(134,772,230)	—	(1,835,582)	(22,616,539)
In-kind redemptions	134,905,386	—	14,102,109	15,621,558
Swap contracts	564,584,284	(3,196,462)	44,834,500	37,215,340
Net realized gain (loss)	564,717,440	(3,196,462)	57,101,027	30,220,359
Change in net unrealized appreciation (depreciation) on:
Investment securities	(382,359,300)	—	(18,822,323)	(30,183,413)
Swap contracts	(1,656,704,407)	55,865,420	(67,531,341)	(161,407,591)
Change in net unrealized appreciation (depreciation)	(2,039,063,707)	55,865,420	(86,353,664)	(191,591,004)
Net realized and unrealized gain (loss)	(1,474,346,267)	52,668,958	(29,252,637)	(161,370,645)
Net increase (decrease) in net assets resulting from operations	$(1,464,652,473)	$52,131,158	$(29,145,032)	$(161,733,926)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily Industrials Bull 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Investment Income:
Dividend income	$209,652	$90,729	$1,151,925	$—
Interest income	6,356	3,513	21,472	9,491
Securities lending income	2	17,559	167	—
Total investment income	216,010	111,801	1,173,564	9,491
Expenses:
Investment advisory fees (Note 6)	163,642	85,612	470,256	86,058
Licensing fees	17,454	10,339	55,685	27,375
Fund servicing fees	7,997	4,430	22,118	4,477
Professional fees	6,295	5,661	8,818	5,673
Management service fees (Note 6)	5,394	2,822	15,502	2,838
Reports to shareholders	3,049	1,629	8,904	1,676
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,697	2,697	2,697	2,697
Interest expense	2,011	294	8,994	145
Trustees' fees and expenses	587	316	1,723	326
Insurance fees	406	213	1,172	217
Other	525	281	1,527	238
Total Expenses	213,033	117,270	600,372	134,696
Recoupment of expenses to Adviser (Note 6)	44	—	7,917	—
Less: Reimbursement of expenses from Adviser (Note 6)	(3,786)	(8,534)	(3,638)	(25,545)
Net Expenses	209,291	108,736	604,651	109,151
Net investment income (loss)	6,719	3,065	568,913	(99,660)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(54,058)	(2,538,282)	(3,069,429)	—
In-kind redemptions	57,619	2,746,291	5,421,101	—
Swap contracts	9,274,042	(2,798,986)	54,938,827	(7,639,467)
Net realized gain (loss)	9,277,603	(2,590,977)	57,290,499	(7,639,467)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,018,872)	(1,666,422)	(6,396,049)	—
Swap contracts	(18,447,747)	(2,228,640)	(65,038,738)	6,892,750
Change in net unrealized appreciation (depreciation)	(20,466,619)	(3,895,062)	(71,434,787)	6,892,750
Net realized and unrealized (loss)	(11,189,016)	(6,486,039)	(14,144,288)	(746,717)
Net decrease in net assets resulting from operations	$(11,182,297)	$(6,482,974)	$(13,575,375)	$(846,377)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P 500® High Beta Bear 3X Shares
Investment Income:
Dividend income	$3,159,160	$775,325	$327,691	$—
(net of foreign withholding tax of $10,821, $—, $881 and $—, respectively)
Interest income	45,348	14,497	13,840	17,120
Securities lending income	2	39,119	9	—
Total investment income	3,204,510	828,941	341,540	17,120
Expenses:
Investment advisory fees (Note 6)	1,568,322	409,244	373,531	122,254
Licensing fees	84,041	21,825	41,746	13,441
Fund servicing fees	72,583	19,246	17,633	6,165
Management service fees (Note 6)	51,699	13,489	12,312	4,032
Reports to shareholders	29,785	7,606	7,032	2,408
Interest expense	28,598	5,346	6,332	230
Professional fees	17,821	8,297	8,012	5,978
Trustees' fees and expenses	5,771	1,465	1,360	470
Insurance fees	3,907	1,014	927	309
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,697	2,697	2,697	2,697
Other	4,836	1,360	1,209	336
Total Expenses	1,873,036	494,565	475,767	161,296
Recoupment of expenses to Adviser (Note 6)	1,603	25,970	4,110	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(405)	(6,211)
Net Expenses	1,874,638	520,534	479,472	155,085
Net investment income (loss)	1,329,872	308,407	(137,932)	(137,965)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(21,699,281)	(20,068,837)	(2,169,690)	—
In-kind redemptions	18,593,878	4,673,698	5,615,986	—
Swap contracts	88,598,484	(35,300,128)	19,312,020	(5,108,263)
Net realized gain (loss)	85,493,081	(50,695,267)	22,758,316	(5,108,263)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(44,507,303)	(10,551,478)	(12,519,120)	—
Swap contracts	(204,897,545)	(45,918,271)	(56,540,877)	16,696,523
Change in net unrealized appreciation (depreciation)	(249,404,848)	(56,469,749)	(69,059,997)	16,696,523
Net realized and unrealized gain (loss)	(163,911,767)	(107,165,016)	(46,301,681)	11,588,260
Net increase (decrease) in net assets resulting from operations	$(162,581,895)	$(106,856,609)	$(46,439,613)	$11,450,295
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Investment Income:
Dividend income	$345,316	$—	$18,861,932	$—
(net of foreign withholding tax of $—, $—, $471,243 and $—, respectively)
Interest income	117,449	24,309	655,138	84,675
Securities lending income	113,139	—	194,905	—
Total investment income	575,904	24,309	19,711,975	84,675
Expenses:
Investment advisory fees (Note 6)	3,231,531	209,122	19,512,685	667,990
Licensing fees	344,697	22,306	849,777	29,091
Fund servicing fees	149,100	10,175	898,161	31,382
Management service fees (Note 6)	106,529	6,896	643,257	22,027
Reports to shareholders	61,600	4,089	373,121	12,958
Professional fees	31,478	6,695	165,195	10,494
Trustees' fees and expenses	11,950	797	72,459	2,519
Insurance fees	8,055	527	48,672	1,681
Interest expense	7,286	4,551	152,640	2,904
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,697	2,697	2,697	2,697
Other	10,116	573	61,105	1,870
Total Expenses	3,968,015	271,404	22,782,745	788,589
Recoupment of expenses to Adviser (Note 6)	1,384	206	—	17,668
Less: Reimbursement of expenses from Adviser (Note 6)	—	(2,171)	—	—
Less: Investment advisory fees waived (Note 6)	—	—	(3,902,253)	—
Net Expenses	3,969,398	269,439	18,880,492	806,257
Net investment income (loss)	(3,393,494)	(245,130)	831,483	(721,582)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(384,040,261)	—	(917,017,725)	—
In-kind redemptions	53,035,952	—	404,394,023	—
Swap contracts	(864,919,474)	41,145,278	(1,073,038,347)	(21,053,771)
Net realized gain (loss)	(1,195,923,783)	41,145,278	(1,585,662,049)	(21,053,771)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(37,808,133)	—	(567,966,100)	—
Swap contracts	(252,590,109)	37,893,955	(1,734,691,636)	70,084,758
Change in net unrealized appreciation (depreciation)	(290,398,242)	37,893,955	(2,302,657,736)	70,084,758
Net realized and unrealized gain (loss)	(1,486,322,025)	79,039,233	(3,888,319,785)	49,030,987
Net increase (decrease) in net assets resulting from operations	$(1,489,715,519)	$78,794,103	$(3,887,488,302)	$48,309,405

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily Transportation Bull 3X Shares	Direxion Daily Utilities Bull 3X Shares
Investment Income:
Dividend income	$8,394,142	$—	$162,859	$275,011
(net of foreign withholding tax of $10,641, $—, $— and $—, respectively)
Interest income	329,233	36,959	13,604	2,724
Securities lending income	8,358	—	3	—
Total investment income	8,731,733	36,959	176,466	277,735
Expenses:
Investment advisory fees (Note 6)	11,038,929	279,360	237,173	99,624
Licensing fees	1,177,486	29,798	25,298	11,487
Fund servicing fees	506,929	13,463	11,378	5,068
Management service fees (Note 6)	363,860	9,214	7,818	3,284
Reports to shareholders	207,663	5,524	4,441	1,858
Interest expense	145,683	1,184	2,745	964
Professional fees	95,178	7,290	6,898	5,774
Trustees' fees and expenses	40,149	1,079	857	358
Insurance fees	27,404	708	589	247
Pricing fees	2,976	2,976	2,976	2,976
Exchange listing fees	2,697	2,697	2,697	2,697
Other	36,369	726	776	321
Total Expenses	13,645,323	354,019	303,646	134,658
Recoupment of expenses to Adviser (Note 6)	—	1,590	1,439	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(569)	(1,921)	(7,503)
Less: Investment advisory fees waived (Note 6)	(786,055)	—	—	—
Net Expenses	12,859,268	355,040	303,164	127,155
Net investment income (loss)	(4,127,535)	(318,081)	(126,698)	150,580
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(191,981,467)	—	(19,234)	247
In-kind redemptions	77,628,191	—	2,240,277	1,378,296
Swap contracts	350,921,357	(23,343,914)	23,560,405	6,988,533
Net realized gain (loss)	236,568,081	(23,343,914)	25,781,448	8,367,076
Change in net unrealized appreciation (depreciation) on:
Investment securities	(232,820,523)	—	(3,149,958)	(717,109)
Swap contracts	(1,362,865,797)	36,332,324	(36,334,749)	(2,791,693)
Change in net unrealized appreciation (depreciation)	(1,595,686,320)	36,332,324	(39,484,707)	(3,508,802)
Net realized and unrealized gain (loss)	(1,359,118,239)	12,988,410	(13,703,259)	4,858,274
Net increase (decrease) in net assets resulting from operations	$(1,363,245,774)	$12,670,329	$(13,829,957)	$5,008,854

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2022

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Investment Income:
Dividend income	$87,897	$—	$1,868,715	$—
Interest income	2,354	14,913	67,599	153,160
Securities lending income	3,497	—	63,601	—
Total investment income	93,748	14,913	1,999,915	153,160
Expenses:
Investment advisory fees (Note 6)	84,589	130,187	1,400,424	1,405,545
Licensing fees	10,798	10,798	61,047	61,270
Professional fees	5,656	6,038	16,476	16,578
Fund servicing fees	4,393	6,516	64,965	65,396
Pricing fees	2,976	2,976	2,976	2,976
Management service fees (Note 6)	2,789	4,293	46,169	46,344
Exchange listing fees	2,697	2,697	2,697	2,697
Reports to shareholders	1,616	2,533	26,732	27,205
Trustees' fees and expenses	313	493	5,183	5,293
Insurance fees	212	328	3,498	3,529
Interest expense	6	884	2,171	19,014
Excise tax	—	—	9,560	—
Other	260	378	4,494	4,131
Total Expenses	116,305	168,121	1,646,392	1,659,978
Recoupment of expenses to Adviser (Note 6)	—	815	—	377
Less: Reimbursement of expenses from Adviser (Note 6)	(9,153)	(3,148)	—	—
Net Expenses	107,152	165,788	1,646,391	1,660,355
Net investment income (loss)	(13,404)	(150,875)	353,524	(1,507,195)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	(11,283,747)	—
In-kind redemptions	123,485	—	136,112	—
Swap contracts	(2,900,381)	3,841,311	(105,347,286)	79,744,981
Net realized gain (loss)	(2,776,896)	3,841,311	(116,494,921)	79,744,981
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,959,338)	—	(38,764,373)	—
Swap contracts	(2,485,841)	6,990,961	(87,008,638)	138,747,246
Change in net unrealized appreciation (depreciation)	(4,445,179)	6,990,961	(125,773,011)	138,747,246
Net realized and unrealized gain (loss)	(7,222,075)	10,832,272	(242,267,932)	218,492,227
Net increase (decrease) in net assets resulting from operations	$(7,235,479)	$10,681,397	$(241,914,408)	$216,985,032

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Mid Cap Bull 3X Shares		Direxion Daily S&P 500® Bull 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(7,695)	$(135,385)	$2,201,067	$3,060,678
Net realized gain	11,964,006	52,535,684	368,368,584	1,133,614,295
Change in net unrealized appreciation (depreciation)	(41,527,069)	21,208,162	(1,430,057,811)	888,896,794
Net increase (decrease) in net assets resulting from operations	(29,570,758)	73,608,461	(1,059,488,160)	2,025,571,767
Distributions to shareholders:
Net distributions to shareholders	—	(21,998)	(3,197,459)	(3,773,589)
Total distributions	—	(21,998)	(3,197,459)	(3,773,589)
Capital share transactions:
Proceeds from shares sold	11,982,840	128,362,135	2,665,602,678	2,500,709,959
Cost of shares redeemed	(14,520,317)	(151,461,798)	(2,400,067,997)	(2,506,169,335)
Transaction fees (Note 4)	2,581	42,359	672,470	677,169
Net increase (decrease) in net assets resulting from capital transactions	(2,534,896)	(23,057,304)	266,207,151	(4,782,207)
Total increase (decrease) in net assets	(32,105,654)	50,529,159	(796,478,468)	2,017,015,971
Net assets:
Beginning of year/period	90,584,175	40,055,016	3,348,750,236	1,331,734,265
End of year/period	$58,478,521	$90,584,175	$2,552,271,768	$3,348,750,236
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,350,132	1,750,132	25,700,002	27,700,002
Shares sold	200,000	2,100,000	22,900,000	25,750,000
Shares repurchased	(250,000)	(2,500,000)	(20,000,000)	(27,750,000)
Shares outstanding, end of year/period	1,300,132	1,350,132	28,600,002	25,700,002

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bear 3X Shares		Direxion Daily Small Cap Bull 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment loss	$(1,687,386)	$(4,213,941)	$(1,189,673)	$(4,538,713)
Net realized gain (loss)	(89,325,430)	(586,097,391)	(465,533,413)	1,755,128,786
Change in net unrealized appreciation (depreciation)	179,776,824	(3,130,432)	(563,383,554)	(257,844,793)
Net increase (decrease) in net assets resulting from operations	88,764,008	(593,441,764)	(1,030,106,640)	1,492,745,280
Distributions to shareholders:
Net distributions to shareholders	—	—	(1,367,545)	(244,821)
Total distributions	—	—	(1,367,545)	(244,821)
Capital share transactions:
Proceeds from shares sold	682,671,661	1,028,436,193	2,815,679,686	4,816,936,112
Cost of shares redeemed	(680,249,580)	(850,068,957)	(2,021,467,082)	(5,642,498,260)
Transaction fees (Note 4)	202,990	251,069	526,733	1,378,149
Net increase (decrease) in net assets resulting from capital transactions	2,625,071	178,618,305	794,739,337	(824,183,999)
Total increase (decrease) in net assets	91,389,079	(414,823,459)	(236,734,848)	668,316,460
Net assets:
Beginning of year/period	388,356,619	803,180,078	1,499,518,859	831,202,399
End of year/period	$479,745,698	$388,356,619	$1,262,784,011	$1,499,518,859
Changes in shares outstanding
Shares outstanding, beginning of year/period	20,676,918	13,170,389	16,100,002	25,950,002
Shares sold	35,950,000	36,235,000	38,600,000	57,550,000
Shares repurchased	(35,350,000)	(28,728,471)	(26,800,000)	(67,400,000)
Shares outstanding, end of year/period	21,276,918	20,676,918	27,900,002	16,100,002

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Small Cap Bear 3X Shares		Direxion Daily FTSE China Bull 3X Shares[1]
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(1,626,759)	$(3,552,520)	$2,261,185	$627,787
Net realized gain (loss)	11,706,916	(670,785,693)	(445,318,704)	(45,594,428)
Change in net unrealized appreciation (depreciation)	170,309,666	69,207,089	51,313,469	(77,709,442)
Net increase (decrease) in net assets resulting from operations	180,389,823	(605,131,124)	(391,744,050)	(122,676,083)
Distributions to shareholders:
Net distributions to shareholders	—	—	(832,634)	(2,107,263)
Total distributions	—	—	(832,634)	(2,107,263)
Capital share transactions:
Proceeds from shares sold	774,674,172	1,608,299,076	525,529,787	653,990,404
Cost of shares redeemed	(1,122,901,185)	(1,044,500,159)	(163,767,494)	(307,890,142)
Transaction fees (Note 4)	336,871	313,275	32,966	61,578
Net increase (decrease) in net assets resulting from capital transactions	(347,890,142)	564,112,192	361,795,259	346,161,840
Total increase (decrease) in net assets	(167,500,319)	(41,018,932)	(30,781,425)	221,378,494
Net assets:
Beginning of year/period	504,783,283	545,802,215	482,287,745	260,909,251
End of year/period	$337,282,964	$504,783,283	$451,506,320	$482,287,745
Changes in shares outstanding
Shares outstanding, beginning of year/period	18,772,797	4,386,447	2,155,001	777,501
Shares sold	25,500,000	44,750,000	4,660,000	2,230,000
Shares repurchased	(35,950,000)	(30,363,650)	(1,217,500)	(852,500)
Shares outstanding, end of year/period	8,322,797	18,772,797	5,597,501	2,155,001

1  Effective May 31, 2022, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily FTSE China Bear 3X Shares		Direxion Daily FTSE Europe Bull 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(297,488)	$(372,304)	$77,843	$200,327
Net realized gain (loss)	8,646,321	(10,622,978)	(906,994)	17,893,128
Change in net unrealized appreciation (depreciation)	(11,768,309)	989,076	(17,866,405)	9,277,886
Net increase (decrease) in net assets resulting from operations	(3,419,476)	(10,006,206)	(18,695,556)	27,371,341
Distributions to shareholders:
Net distributions to shareholders	—	—	(118,623)	(180,543)
Total distributions	—	—	(118,623)	(180,543)
Capital share transactions:
Proceeds from shares sold	189,073,628	78,432,377	12,109,473	22,922,512
Cost of shares redeemed	(147,392,269)	(46,687,356)	(15,779,333)	(15,949,307)
Transaction fees (Note 4)	95,566	14,006	3,156	3,190
Net increase (decrease) in net assets resulting from capital transactions	41,776,925	31,759,027	(3,666,704)	6,976,395
Total increase (decrease) in net assets	38,357,449	21,752,821	(22,480,883)	34,167,193
Net assets:
Beginning of year/period	66,230,269	44,477,448	47,923,823	13,756,630
End of year/period	$104,587,718	$66,230,269	$25,442,940	$47,923,823
Changes in shares outstanding
Shares outstanding, beginning of year/period	3,927,337	2,127,337	1,250,001	950,001
Shares sold	10,000,000	4,750,000	400,000	750,000
Shares repurchased	(7,750,000)	(2,950,000)	(500,000)	(450,000)
Shares outstanding, end of year/period	6,177,337	3,927,337	1,150,001	1,250,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Emerging Markets Bull 3X Shares		Direxion Daily MSCI Emerging Markets Bear 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$414,536	$(354,003)	$(135,874)	$(251,680)
Net realized gain (loss)	(69,010,358)	131,372,215	8,949,217	(39,406,431)
Change in net unrealized appreciation (depreciation)	(8,752,714)	(74,133,925)	2,022,847	20,478,769
Net increase (decrease) in net assets resulting from operations	(77,348,536)	56,884,287	10,836,190	(19,179,342)
Distributions to shareholders:
Net distributions to shareholders	—	(206,560)	—	—
Return of capital	—	(107,122)	—	—
Total distributions	—	(313,682)	—	—
Capital share transactions:
Proceeds from shares sold	56,538,793	324,420,412	20,211,691	33,446,137
Cost of shares redeemed	(50,648,273)	(348,366,324)	(13,857,893)	(26,403,874)
Transaction fees (Note 4)	10,129	77,355	16,939	7,921
Net increase (decrease) in net assets resulting from capital transactions	5,900,649	(23,868,557)	6,370,737	7,050,184
Total increase (decrease) in net assets	(71,447,887)	32,702,048	17,206,927	(12,129,158)
Net assets:
Beginning of year/period	169,181,029	136,478,981	26,590,454	38,719,612
End of year/period	$97,733,142	$169,181,029	$43,797,381	$26,590,454
Changes in shares outstanding
Shares outstanding, beginning of year/period	2,081,598	2,281,598	2,945,232	2,245,232
Shares sold	850,000	3,400,000	1,850,000	3,750,000
Shares repurchased	(750,000)	(3,600,000)	(1,350,000)	(3,050,000)
Shares outstanding, end of year/period	2,181,598	2,081,598	3,445,232	2,945,232

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Mexico Bull 3X Shares		Direxion Daily MSCI South Korea Bull 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$50,985	$(9,268)	$208,182	$(388,753)
Net realized gain (loss)	6,098,213	10,591,335	(14,912,756)	29,885,775
Change in net unrealized appreciation (depreciation)	(5,744,293)	3,847,835	(4,501,213)	(14,275,709)
Net increase (decrease) in net assets resulting from operations	404,905	14,429,902	(19,205,787)	15,221,313
Distributions to shareholders:
Net distributions to shareholders	(85,669)	(64,079)	(314,853)	(4,680)
Total distributions	(85,669)	(64,079)	(314,853)	(4,680)
Capital share transactions:
Proceeds from shares sold	—	25,536,886	25,139,227	75,569,158
Cost of shares redeemed	(4,074,934)	(35,344,974)	(27,625,023)	(69,600,086)
Transaction fees (Note 4)	815	7,337	5,525	15,623
Net increase (decrease) in net assets resulting from capital transactions	(4,074,119)	(9,800,751)	(2,480,271)	5,984,695
Total increase (decrease) in net assets	(3,754,883)	4,565,072	(22,000,911)	21,201,328
Net assets:
Beginning of year/period	15,225,205	10,660,133	47,021,893	25,820,565
End of year/period	$11,470,322	$15,225,205	$25,020,982	$47,021,893
Changes in shares outstanding
Shares outstanding, beginning of year/period	183,205	333,205	1,800,001	1,550,001
Shares sold	—	350,000	1,100,000	2,150,000
Shares repurchased	(50,000)	(500,000)	(1,200,000)	(1,900,000)
Shares outstanding, end of year/period	133,205	183,205	1,700,001	1,800,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Aerospace & Defense Bull 3X Shares		Direxion Daily Consumer Discretionary Bull 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment loss	$(203,378)	$(540,442)	$(111,687)	$(185,943)
Net realized gain (loss)	16,472,507	168,762,655	(7,499,186)	15,397,015
Change in net unrealized appreciation (depreciation)	(31,928,598)	59,144,914	(27,537,429)	13,770,294
Net increase (decrease) in net assets resulting from operations	(15,659,469)	227,367,127	(35,148,302)	28,981,366
Distributions to shareholders:
Net distributions to shareholders	(5,480,792)	(229,995)	—	—
Total distributions	(5,480,792)	(229,995)	—	—
Capital share transactions:
Proceeds from shares sold	100,557,291	214,752,628	18,403,612	72,277,777
Cost of shares redeemed	(153,273,972)	(360,564,439)	(4,485,560)	(58,658,316)
Transaction fees (Note 4)	33,967	79,628	897	15,590
Net increase (decrease) in net assets resulting from capital transactions	(52,682,714)	(145,732,183)	13,918,949	13,635,051
Total increase (decrease) in net assets	(73,822,975)	81,404,949	(21,229,353)	42,616,417
Net assets:
Beginning of year/period	280,890,147	199,485,198	55,263,510	12,647,093
End of year/period	$207,067,172	$280,890,147	$34,034,157	$55,263,510
Changes in shares outstanding
Shares outstanding, beginning of year/period	13,650,001	22,500,001	600,001	350,001
Shares sold	5,250,000	11,050,000	250,000	1,050,000
Shares repurchased	(7,350,000)	(19,900,000)	(50,000)	(800,000)
Shares outstanding, end of year/period	11,550,001	13,650,001	800,001	600,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Dow Jones Internet Bull 3X Shares		Direxion Daily Dow Jones Internet Bear 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment loss	$(555,995)	$(566,916)	$(50,543)	$(41,828)
Net realized gain (loss)	(139,668,556)	26,861,803	11,628,112	(4,367,139)
Change in net unrealized appreciation (depreciation)	(79,672,733)	14,428,445	855,175	(402,322)
Net increase (decrease) in net assets resulting from operations	(219,897,284)	40,723,332	12,432,744	(4,811,289)
Distributions to shareholders:
Net distributions to shareholders	(7,017,671)	—	—	—
Total distributions	(7,017,671)	—	—	—
Capital share transactions:
Proceeds from shares sold	260,489,455	70,705,044	38,047,331	23,601,785
Cost of shares redeemed	(32,180,875)	(45,569,213)	(24,923,282)	(19,497,618)
Transaction fees (Note 4)	6,436	9,114	7,477	5,849
Net increase in net assets resulting from capital transactions	228,315,016	25,144,945	13,131,526	4,110,016
Total increase (decrease) in net assets	1,400,061	65,868,277	25,564,270	(701,273)
Net assets:
Beginning of year/period	99,968,391	34,100,114	4,603,740	5,305,013
End of year/period	$101,368,452	$99,968,391	$30,168,010	$4,603,740
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,150,001	750,001	319,952	119,952
Shares sold	5,700,000	950,000	1,500,000	1,200,000
Shares repurchased	(850,000)	(550,000)	(1,000,000)	(1,000,000)
Shares outstanding, end of year/period	6,000,001	1,150,001	819,952	319,952

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Financial Bull 3X Shares		Direxion Daily Financial Bear 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$9,693,794	$16,030,738	$(537,800)	$(1,362,726)
Net realized gain (loss)	564,717,440	2,012,752,205	(3,196,462)	(303,582,709)
Change in net unrealized appreciation (depreciation)	(2,039,063,707)	1,480,370,317	55,865,420	(11,913,059)
Net increase (decrease) in net assets resulting from operations	(1,464,652,473)	3,509,153,260	52,131,158	(316,858,494)
Distributions to shareholders:
Net distributions to shareholders	(10,118,128)	(15,325,240)	—	—
Total distributions	(10,118,128)	(15,325,240)	—	—
Capital share transactions:
Proceeds from shares sold	1,106,412,153	5,161,128,021	196,648,101	398,984,737
Cost of shares redeemed	(1,044,759,652)	(6,422,197,997)	(240,479,170)	(223,626,675)
Transaction fees (Note 4)	266,210	1,763,706	72,144	67,021
Net increase (decrease) in net assets resulting from capital transactions	61,918,711	(1,259,306,270)	(43,758,925)	175,425,083
Total increase (decrease) in net assets	(1,412,851,890)	2,234,521,750	8,372,233	(141,433,411)
Net assets:
Beginning of year/period	3,582,159,988	1,347,638,238	130,234,263	271,667,674
End of year/period	$2,169,308,098	$3,582,159,988	$138,606,496	$130,234,263
Changes in shares outstanding
Shares outstanding, beginning of year/period	24,799,289	40,099,289	7,103,350	2,302,858
Shares sold	9,150,000	46,650,000	10,500,000	12,056,250
Shares repurchased	(7,900,000)	(61,950,000)	(12,050,000)	(7,255,758)
Shares outstanding, end of year/period	26,049,289	24,799,289	5,553,350	7,103,350

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Healthcare Bull 3X Shares		Direxion Daily Homebuilders & Supplies Bull 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$107,605	$(75,184)	$(363,281)	$(1,515,752)
Net realized gain	57,101,027	54,685,501	30,220,359	372,704,652
Change in net unrealized appreciation (depreciation)	(86,353,664)	62,130,778	(191,591,004)	(51,515,019)
Net increase (decrease) in net assets resulting from operations	(29,145,032)	116,741,095	(161,733,926)	319,673,881
Distributions to shareholders:
Net distributions to shareholders	(128,234)	(11,571)	—	—
Total distributions	(128,234)	(11,571)	—	—
Capital share transactions:
Proceeds from shares sold	69,665,986	175,977,018	169,511,643	512,015,723
Cost of shares redeemed	(84,012,242)	(141,667,303)	(207,221,765)	(808,927,828)
Transaction fees (Note 4)	16,802	37,353	47,152	172,184
Net increase (decrease) in net assets resulting from capital transactions	(14,329,454)	34,347,068	(37,662,970)	(296,739,921)
Total increase (decrease) in net assets	(43,602,720)	151,076,592	(199,396,896)	22,933,960
Net assets:
Beginning of year/period	254,115,630	103,039,038	383,075,395	360,141,435
End of year/period	$210,512,910	$254,115,630	$183,678,499	$383,075,395
Changes in shares outstanding
Shares outstanding, beginning of year/period	2,050,008	1,850,008	4,600,000	9,100,000
Shares sold	550,000	1,600,000	2,800,000	7,950,000
Shares repurchased	(700,000)	(1,400,000)	(2,350,000)	(12,450,000)
Shares outstanding, end of year/period	1,900,008	2,050,008	5,050,000	4,600,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Industrials Bull 3X Shares		Direxion Daily Pharmaceutical & Medical Bull 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$6,719	$(7,674)	$3,065	$(71,169)
Net realized gain (loss)	9,277,603	24,981,429	(2,590,977)	5,837,097
Change in net unrealized appreciation (depreciation)	(20,466,619)	11,063,801	(3,895,062)	(2,492,865)
Net increase (decrease) in net assets resulting from operations	(11,182,297)	36,037,556	(6,482,974)	3,273,063
Distributions to shareholders:
Net distributions to shareholders	(25,130)	(108,281)	(13,617)	—
Total distributions	(25,130)	(108,281)	(13,617)	—
Capital share transactions:
Proceeds from shares sold	3,972,857	82,313,226	24,958,980	32,589,756
Cost of shares redeemed	(29,894,011)	(71,373,229)	(36,156,642)	(15,202,514)
Transaction fees (Note 4)	5,979	14,275	7,232	3,040
Net increase (decrease) in net assets resulting from capital transactions	(25,915,175)	10,954,272	(11,190,430)	17,390,282
Total increase (decrease) in net assets	(37,122,602)	46,883,547	(17,687,021)	20,663,345
Net assets:
Beginning of year/period	63,519,920	16,636,373	31,692,765	11,029,420
End of year/period	$26,397,318	$63,519,920	$14,005,744	$31,692,765
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,400,001	900,001	1,750,001	700,001
Shares sold	100,000	2,200,000	1,700,000	1,700,000
Shares repurchased	(700,000)	(1,700,000)	(2,150,000)	(650,000)
Shares outstanding, end of year/period	800,001	1,400,001	1,300,001	1,750,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Real Estate Bull 3X Shares		Direxion Daily Real Estate Bear 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$568,913	$1,402,465	$(99,660)	$(201,300)
Net realized gain (loss)	57,290,499	41,310,998	(7,639,467)	(22,402,448)
Change in net unrealized appreciation (depreciation)	(71,434,787)	65,355,299	6,892,750	(8,904,990)
Net increase (decrease) in net assets resulting from operations	(13,575,375)	108,068,762	(846,377)	(31,508,738)
Distributions to shareholders:
Net distributions to shareholders	(6,388,454)	(1,224,013)	—	—
Total distributions	(6,388,454)	(1,224,013)	—	—
Capital share transactions:
Proceeds from shares sold	12,377,321	66,811,598	16,587,629	17,697,060
Cost of shares redeemed	(38,242,432)	(75,626,541)	(2,111,684)	(11,548,737)
Transaction fees (Note 4)	7,648	15,436	621	3,464
Net increase (decrease) in net assets resulting from capital transactions	(25,857,463)	(8,799,507)	14,476,566	6,151,787
Total increase (decrease) in net assets	(45,821,292)	98,045,242	13,630,189	(25,356,951)
Net assets:
Beginning of year/period	147,703,887	49,658,645	19,926,346	45,283,297
End of year/period	$101,882,595	$147,703,887	$33,556,535	$19,926,346
Changes in shares outstanding
Shares outstanding, beginning of year/period	5,650,000	5,500,000	485,144	295,144
Shares sold	500,000	3,950,000	450,000	305,000
Shares repurchased	(1,550,000)	(3,800,000)	(51,099)	(115,000)
Shares outstanding, end of year/period	4,600,000	5,650,000	884,045	485,144

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Regional Banks Bull 3X Shares		Direxion Daily Retail Bull 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$1,329,872	$2,677,128	$308,407	$(261,661)
Net realized gain (loss)	85,493,081	211,191,068	(50,695,267)	102,853,900
Change in net unrealized appreciation (depreciation)	(249,404,848)	112,168,678	(56,469,749)	18,381,113
Net increase (decrease) in net assets resulting from operations	(162,581,895)	326,036,874	(106,856,609)	120,973,352
Distributions to shareholders:
Net distributions to shareholders	(1,355,178)	(2,850,169)	(303,151)	(14,673)
Total distributions	(1,355,178)	(2,850,169)	(303,151)	(14,673)
Capital share transactions:
Proceeds from shares sold	242,838,681	730,879,440	93,593,125	207,606,767
Cost of shares redeemed	(240,254,232)	(724,336,451)	(53,282,935)	(222,257,385)
Transaction fees (Note 4)	52,403	149,812	11,799	45,752
Net increase (decrease) in net assets resulting from capital transactions	2,636,852	6,692,801	40,321,989	(14,604,866)
Total increase (decrease) in net assets	(161,300,221)	329,879,506	(66,837,771)	106,353,813
Net assets:
Beginning of year/period	441,276,054	111,396,548	128,838,980	22,485,167
End of year/period	$279,975,833	$441,276,054	$62,001,209	$128,838,980
Changes in shares outstanding
Shares outstanding, beginning of year/period	8,648,590	8,448,590	3,071,105	2,621,100
Shares sold	5,300,000	19,750,000	2,800,000	7,000,005
Shares repurchased	(4,650,000)	(19,550,000)	(1,700,000)	(6,550,000)
Shares outstanding, end of year/period	9,298,590	8,648,590	4,171,105	3,071,105

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P 500® High Beta Bull 3X Shares		Direxion Daily S&P 500® High Beta Bear 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment loss	$(137,932)	$(23,080)	$(137,965)	$(234,512)
Net realized gain (loss)	22,758,316	67,638,919	(5,108,263)	(67,826,311)
Change in net unrealized appreciation (depreciation)	(69,059,997)	37,925,359	16,696,523	(4,975,326)
Net increase (decrease) in net assets resulting from operations	(46,439,613)	105,541,198	11,450,295	(73,036,149)
Distributions to shareholders:
Net distributions to shareholders	—	(82,925)	—	—
Total distributions	—	(82,925)	—	—
Capital share transactions:
Proceeds from shares sold	53,292,939	179,861,640	48,276,147	59,847,121
Cost of shares redeemed	(48,829,995)	(204,633,680)	(36,309,256)	(15,971,059)
Transaction fees (Note 4)	9,766	47,873	10,893	4,611
Net increase (decrease) in net assets resulting from capital transactions	4,472,710	(24,724,167)	11,977,784	43,880,673
Total increase (decrease) in net assets	(41,966,903)	80,734,106	23,428,079	(29,155,476)
Net assets:
Beginning of year/period	110,528,764	29,794,658	23,625,966	52,781,442
End of year/period	$68,561,861	$110,528,764	$47,054,045	$23,625,966
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,464,370	2,064,370	2,606,828	522,500
Shares sold	900,000	3,050,000	5,650,000	2,830,000
Shares repurchased	(700,000)	(3,650,000)	(3,850,000)	(745,672)
Shares outstanding, end of year/period	1,664,370	1,464,370	4,406,828	2,606,828

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P Biotech Bull 3X Shares		Direxion Daily S&P Biotech Bear 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment loss	$(3,393,494)	$(5,000,005)	$(245,130)	$(691,848)
Net realized gain (loss)	(1,195,923,783)	100,727,902	41,145,278	(95,689,771)
Change in net unrealized appreciation (depreciation)	(290,398,242)	(182,049,076)	37,893,955	10,819,563
Net increase (decrease) in net assets resulting from operations	(1,489,715,519)	(86,321,179)	78,794,103	(85,562,056)
Distributions to shareholders:
Net distributions to shareholders	—	—	—	—
Capital share transactions:
Proceeds from shares sold	2,070,703,870	2,438,065,093	373,151,600	618,832,012
Cost of shares redeemed	(687,487,482)	(1,871,640,964)	(432,393,626)	(549,727,565)
Transaction fees (Note 4)	154,276	395,183	129,718	164,556
Net increase (decrease) in net assets resulting from capital transactions	1,383,370,664	566,819,312	(59,112,308)	69,269,003
Total increase (decrease) in net assets	(106,344,855)	480,498,133	19,681,795	(16,293,053)
Net assets:
Beginning of year/period	772,796,253	292,298,120	47,267,474	63,560,527
End of year/period	$666,451,398	$772,796,253	$66,949,269	$47,267,474
Changes in shares outstanding
Shares outstanding, beginning of year/period	14,511,600	5,461,600	2,216,024	1,166,024
Shares sold	96,800,000	35,300,000	11,250,000	26,950,000
Shares repurchased	(29,250,000)	(26,250,000)	(12,300,000)	(25,900,000)
Shares outstanding, end of year/period	82,061,600	14,511,600	1,166,024	2,216,024
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Semiconductor Bull 3X Shares		Direxion Daily Semiconductor Bear 3X Shares[1]
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$831,483	$(364,352)	$(721,582)	$(954,077)
Net realized gain (loss)	(1,585,662,049)	2,854,167,978	(21,053,771)	(134,480,560)
Change in net unrealized appreciation (depreciation)	(2,302,657,736)	177,364,539	70,084,758	(6,837,423)
Net increase (decrease) in net assets resulting from operations	(3,887,488,302)	3,031,168,165	48,309,405	(142,272,060)
Distributions to shareholders:
Net distributions to shareholders	(2,293,603)	(2,155,338)	—	—
Total distributions	(2,293,603)	(2,155,338)	—	—
Capital share transactions:
Proceeds from shares sold	8,333,894,312	7,073,156,222	1,041,444,401	909,892,171
Cost of shares redeemed	(3,880,742,482)	(7,267,499,520)	(969,184,145)	(716,193,908)
Transaction fees (Note 4)	821,339	1,585,045	290,738	214,858
Net increase (decrease) in net assets resulting from capital transactions	4,453,973,169	(192,758,253)	72,550,994	193,913,121
Total increase in net assets	564,191,264	2,836,254,574	120,860,399	51,641,061
Net assets:
Beginning of year/period	4,155,098,959	1,318,844,385	145,418,026	93,776,965
End of year/period	$4,719,290,223	$4,155,098,959	$266,278,425	$145,418,026
Changes in shares outstanding
Shares outstanding, beginning of year/period	87,250,060	79,500,060	2,530,107	250,107
Shares sold	210,300,000	191,950,000	23,735,000	10,035,000
Shares repurchased	(84,450,000)	(184,200,000)	(21,541,667)	(7,755,000)
Shares outstanding, end of year/period	213,100,060	87,250,060	4,723,440	2,530,107

1  Effective March 28, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Technology Bull 3X Shares		Direxion Daily Technology Bear 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment loss	$(4,127,535)	$(6,583,994)	$(318,081)	$(596,741)
Net realized gain (loss)	236,568,081	1,514,493,652	(23,343,914)	(69,922,392)
Change in net unrealized appreciation (depreciation)	(1,595,686,320)	701,562,052	36,332,324	(17,326,206)
Net increase (decrease) in net assets resulting from operations	(1,363,245,774)	2,209,471,710	12,670,329	(87,845,339)
Distributions to shareholders:
Net distributions to shareholders	(11,889,234)	(10,258,380)	—	—
Total distributions	(11,889,234)	(10,258,380)	—	—
Capital share transactions:
Proceeds from shares sold	749,615,701	2,343,364,226	236,952,504	158,795,876
Cost of shares redeemed	(465,999,348)	(3,042,099,387)	(196,339,637)	(84,069,407)
Transaction fees (Note 4)	113,066	793,128	58,888	25,220
Net increase (decrease) in net assets resulting from capital transactions	283,729,419	(697,942,033)	40,671,755	74,751,689
Total increase (decrease) in net assets	(1,091,405,589)	1,501,271,297	53,342,084	(13,093,650)
Net assets:
Beginning of year/period	3,061,359,346	1,560,088,049	66,942,193	80,035,843
End of year/period	$1,969,953,757	$3,061,359,346	$120,284,277	$66,942,193
Changes in shares outstanding
Shares outstanding, beginning of year/period	43,050,000	61,000,000	1,801,485	541,485
Shares sold	11,000,000	42,250,000	6,400,000	2,500,000
Shares repurchased	(6,900,000)	(60,200,000)	(5,351,225)	(1,240,000)
Shares outstanding, end of year/period	47,150,000	43,050,000	2,850,260	1,801,485

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Transportation Bull 3X Shares		Direxion Daily Utilities Bull 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$(126,698)	$(199,808)	$150,580	$236,892
Net realized gain	25,781,448	43,911,743	8,367,076	5,877,480
Change in net unrealized appreciation (depreciation)	(39,484,707)	15,345,107	(3,508,802)	1,911,538
Net increase (decrease) in net assets resulting from operations	(13,829,957)	59,057,042	5,008,854	8,025,910
Distributions to shareholders:
Net distributions to shareholders	—	(19,756)	(235,844)	(257,434)
Total distributions	—	(19,756)	(235,844)	(257,434)
Capital share transactions:
Proceeds from shares sold	13,992,336	125,784,768	7,258,348	39,128,496
Cost of shares redeemed	(45,435,276)	(133,936,425)	(28,069,803)	(24,343,117)
Transaction fees (Note 4)	10,830	33,237	5,614	4,869
Net increase (decrease) in net assets resulting from capital transactions	(31,432,110)	(8,118,420)	(20,805,841)	14,790,248
Total increase (decrease) in net assets	(45,262,067)	50,918,866	(16,032,831)	22,558,724
Net assets:
Beginning of year/period	89,798,046	38,879,180	37,274,105	14,715,381
End of year/period	$44,535,979	$89,798,046	$21,241,274	$37,274,105
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,850,001	2,150,001	1,150,001	550,001
Shares sold	300,000	3,250,000	200,000	1,400,000
Shares repurchased	(900,000)	(3,550,000)	(800,000)	(800,000)
Shares outstanding, end of year/period	1,250,001	1,850,001	550,001	1,150,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bull 3X Shares		Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment loss	$(13,404)	$(80,812)	$(150,875)	$(146,678)
Net realized gain (loss)	(2,776,896)	(520,359)	3,841,311	(865,095)
Change in net unrealized appreciation (depreciation)	(4,445,179)	(2,605,011)	6,990,961	1,481,064
Net increase (decrease) in net assets resulting from operations	(7,235,479)	(3,206,182)	10,681,397	469,291
Distributions to shareholders:
Net distributions to shareholders	—	(1,553,448)	—	—
Return of capital	—	(167,130)	—	—
Total distributions	—	(1,720,578)	—	—
Capital share transactions:
Proceeds from shares sold	4,724,488	13,941,367	26,614,051	22,674,915
Cost of shares redeemed	(2,135,253)	(5,211,721)	(4,893,381)	(403,393)
Transaction fees (Note 4)	427	1,564	1,468	121
Net increase in net assets resulting from capital transactions	2,589,662	8,731,210	21,722,138	22,271,643
Total increase (decrease) in net assets	(4,645,817)	3,804,450	32,403,535	22,740,934
Net assets:
Beginning of year/period	23,338,803	19,534,353	29,623,215	6,882,281
End of year/period	$18,692,986	$23,338,803	$62,026,750	$29,623,215
Changes in shares outstanding
Shares outstanding, beginning of year/period	450,000	300,000	3,400,000	850,000
Shares sold	100,000	250,000	2,550,000	2,600,000
Shares repurchased	(50,000)	(100,000)	(550,000)	(50,000)
Shares outstanding, end of year/period	500,000	450,000	5,400,000	3,400,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bull 3X Shares		Direxion Daily 20+ Year Treasury Bear 3X Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$353,524	$301,350	$(1,507,195)	$(1,956,090)
Net realized gain (loss)	(116,494,921)	(46,606,271)	79,744,981	(547,287)
Change in net unrealized appreciation (depreciation)	(125,773,011)	(6,075,258)	138,747,246	(28,182,740)
Net increase (decrease) in net assets resulting from operations	(241,914,408)	(52,380,179)	216,985,032	(30,686,117)
Distributions to shareholders:
Net distributions to shareholders	(290,338)	(5,652,475)	—	—
Return of capital	—	(42,707)	—	—
Total distributions	(290,338)	(5,695,182)	—	—
Capital share transactions:
Proceeds from shares sold	278,384,042	277,352,616	153,250,742	406,312,058
Cost of shares redeemed	(70,107,137)	(142,461,318)	(149,725,121)	(149,346,363)
Transaction fees (Note 4)	19,057	40,022	44,918	43,697
Net increase in net assets resulting from capital transactions	208,295,962	134,931,320	3,570,539	257,009,392
Total increase (decrease) in net assets	(33,908,784)	76,855,959	220,555,571	226,323,275
Net assets:
Beginning of year/period	359,734,817	282,878,858	325,333,498	99,010,223
End of year/period	$325,826,033	$359,734,817	$545,889,069	$325,333,498
Changes in shares outstanding
Shares outstanding, beginning of year/period	12,800,000	7,900,000	5,674,261	1,774,261
Shares sold	13,200,000	9,850,000	2,300,000	6,200,000
Shares repurchased	(3,300,000)	(4,950,000)	(2,250,000)	(2,300,000)
Shares outstanding, end of year/period	22,700,000	12,800,000	5,724,261	5,674,261

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Mid Cap Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$67.09	$(0.01)	$(0.00)[9]	$(22.10)	$(22.11)	$—	$—	$—	$—	$44.98	-32.96%	$58,479	0.96%	0.95%	(0.02)%	0.95%	0.94%	(0.01)%	30%
For the Year Ended October 31, 2021	$22.89	(0.08)	(0.07)	44.29	44.21	(0.01)	—	—	(0.01)	$67.09	193.19%	$90,584	0.96%	0.95%	(0.14)%	0.95%	0.94%	(0.13)%	33%
For the Year Ended October 31, 2020	$42.25	0.06	0.08	(19.24)	(19.18)	(0.17)	—	(0.01)	(0.18)	$22.89	-45.61%	$40,055	1.00%	1.06%	0.25%	0.95%	1.01%	0.30%	91%
For the Year Ended October 31, 2019	$38.45	0.30	0.35	3.84	4.14	(0.34)	—	—	(0.34)	$42.25	11.04%	$46,481	1.08%	1.12%	0.75%	0.95%	0.99%	0.88%	23%
For the Year Ended October 31, 2018	$42.92	0.22	0.29	(3.42)	(3.20)	(0.10)	(1.17)	—	(1.27)	$38.45	-7.90%	$57,678	1.10%	1.13%	0.46%	0.95%	0.98%	0.61%	39%
For the Year Ended October 31, 2017	$24.95	(0.06)	(0.03)	18.64	18.58	—	(0.61)	—	(0.61)	$42.92	75.11%	$62,242	1.04%	1.09%	(0.18)%	0.95%	1.00%	(0.09)%	130%
Direxion Daily S&P 500® Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$130.30	0.08	0.09	(41.03)	(40.95)	(0.11)	—	—	(0.11)	$89.24	-31.45%	$2,552,272	0.86%	0.93%	0.13%	0.85%	0.92%	0.14%	39%
For the Year Ended October 31, 2021	$48.08	0.13	0.14	82.25	82.38	(0.16)	—	—	(0.16)	$130.30	171.57%	$3,348,750	0.91%	0.93%	0.14%	0.90%	0.92%	0.15%	28%
For the Year Ended October 31, 2020	$55.25	0.16	0.20	(7.02)	(6.86)	(0.31)	—	—	(0.31)	$48.08	-12.54%	$1,331,734	1.03%	1.04%	0.34%	0.95%	0.96%	0.42%	223%
For the Year Ended October 31, 2019	$43.04	0.45	0.56	12.26	12.71	(0.50)	—	—	(0.50)	$55.25	29.95%	$947,851	1.19%	1.19%	0.98%	0.95%	0.95%	1.22%	86%
For the Year Ended October 31, 2018	$40.86	0.31	0.34	3.71	4.02	(0.24)	(1.60)	—	(1.84)	$43.04	9.74%	$992,232	1.00%	1.00%	0.68%	0.95%	0.95%	0.73%	95%
For the Year Ended October 31, 2017	$22.92	0.01	0.03	17.93	17.94	—	—	—	—	$40.86	78.31%	$692,851	1.01%	1.00%	0.03%	0.95%	0.94%	0.09%	99%
Direxion Daily S&P 500® Bear 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$18.78	(0.08)	(0.08)	3.85	3.77	—	—	—	—	$22.55	20.07%	$479,746	0.95%	0.92%	(0.87)%	0.95%	0.92%	(0.87)%	0%
For the Year Ended October 31, 2021	$61.00	(0.27)	(0.27)	(41.95)	(42.22)	—	—	—	—	$18.78	-69.21%	$388,357	0.95%	0.92%	(0.92)%	0.95%	0.92%	(0.92)%	0%
For the Year Ended October 31, 2020	$160.60	(0.40)	(0.40)	(98.60)	(99.00)	(0.40)	—	(0.20)	(0.60)	$61.00	-61.87%	$803,180	0.96%	0.99%	(0.45)%	0.95%	0.98%	(0.44)%	0%
For the Year Ended October 31, 2019	$259.20	2.90	2.90	(98.60)	(95.70)	(2.90)	—	—	(2.90)	$106.60	-37.21%	$488,984	0.96%	0.96%	1.44%	0.95%	0.95%	1.45%	0%
For the Year Ended October 31, 2018	$339.40	1.80	1.80	(81.20)	(79.40)	(0.80)	—	—	(0.80)	$259.20	-23.38%	$267,114	0.95%	0.96%	0.68%	0.94%	0.95%	0.69%	1%
For the Year Ended October 31, 2017	$646.50	(1.30)	(1.30)	(305.80)	(307.10)	—	—	—	—	$339.40	-47.50%	$381,925	0.93%	0.96%	(0.28)%	0.93%	0.96%	(0.28)%	7%
Direxion Daily Small Cap Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$93.14	(0.05)	(0.05)	(47.78)	(47.83)	(0.05)	—	—	(0.05)	$45.26	-51.38%	$1,262,784	0.89%	0.90%	(0.14)%	0.89%	0.90%	(0.14)%	69%
For the Year Ended October 31, 2021	$32.03	(0.23)	(0.22)	61.35	61.12	(0.01)	—	—	(0.01)	$93.14	190.83%	$1,499,519	0.91%	0.91%	(0.28)%	0.90%	0.90%	(0.27)%	62%
For the Year Ended October 31, 2020	$59.64	0.02	0.05	(27.47)	(27.45)	(0.12)	—	(0.04)	(0.16)	$32.03	-46.16%	$831,202	1.03%	1.01%	0.06%	0.95%	0.93%	0.14%	76%
For the Year Ended October 31, 2019	$61.79	0.32	0.46	(2.17)	(1.85)	(0.30)	—	—	(0.30)	$59.64	-2.88%	$730,592	1.18%	1.17%	0.56%	0.95%	0.94%	0.79%	53%
For the Year Ended October 31, 2018	$66.18	0.20	0.31	(4.47)	(4.27)	(0.12)	—	—	(0.12)	$61.79	-6.49%	$883,562	1.10%	1.12%	0.26%	0.95%	0.97%	0.41%	51%
For the Year Ended October 31, 2017	$34.41	(0.11)	(0.07)	31.88	31.77	—	—	—	—	$66.18	92.36%	$658,510	1.02%	1.03%	(0.21)%	0.95%	0.96%	(0.14)%	185%
Direxion Daily Small Cap Bear 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$26.89	(0.13)	(0.13)	13.77	13.64	—	—	—	—	$40.53	50.73%	$337,283	0.92%	0.91%	(0.84)%	0.91%	0.90%	(0.83)%	0%
For the Year Ended October 31, 2021	$124.40	(0.33)	(0.33)	(97.18)	(97.51)	—	—	—	—	$26.89	-78.38%	$504,783	0.94%	0.90%	(0.91)%	0.94%	0.90%	(0.91)%	0%
For the Year Ended October 31, 2020	$345.52	(0.88)	(0.88)	(218.88)	(219.76)	(0.96)	—	(0.40)	(1.36)	$124.40	-63.86%	$545,802	0.97%	0.97%	(0.46)%	0.95%	0.95%	(0.44)%	0%
For the Year Ended October 31, 2019	$462.40	5.44	5.60	(116.64)	(111.20)	(5.68)	—	—	(5.68)	$345.52	-24.30%	$321,403	0.99%	0.99%	1.36%	0.95%	0.95%	1.40%	0%
For the Year Ended October 31, 2018	$532.00	3.20	3.20	(70.80)	(67.60)	(2.00)	—	—	(2.00)	$462.40	-12.65%	$282,984	0.95%	0.96%	0.73%	0.95%	0.96%	0.73%	0%
For the Year Ended October 31, 2017	$1,229.20	(1.60)	(1.60)	(695.60)	(697.20)	—	—	—	—	$532.00	-56.72%	$647,079	0.96%	0.98%	(0.23)%	0.95%	0.97%	(0.22)%	0%
Direxion Daily FTSE China Bull 3X Shares[11]
For the Six Months Ended April 30, 2022 (Unaudited)	$223.80	0.68	0.68	(143.54)	(142.86)	(0.28)	—	—	(0.28)	$80.66	-63.90%	$451,506	0.95%	0.93%	0.99%	0.95%	0.93%	0.99%	69%
For the Year Ended October 31, 2021	$335.60	0.60	0.60	(109.60)	(109.00)	(2.80)	—	—	(2.80)	$223.80	-32.82%	$482,288	0.95%	0.93%	0.17%	0.95%	0.93%	0.17%	50%
For the Year Ended October 31, 2020	$361.00	3.00	3.20	(24.80)	(21.80)	(3.20)	—	(0.40)	(3.60)	$335.60	-6.03%	$260,909	0.99%	1.01%	0.96%	0.95%	0.97%	1.00%	264%
For the Year Ended October 31, 2019	$357.00	4.40	4.80	4.00	8.40	(4.40)	—	—	(4.40)	$361.00	2.23%	$329,403	1.05%	1.07%	1.12%	0.95%	0.97%	1.22%	142%
For the Year Ended October 31, 2018	$653.20	9.60	10.00	(295.60)	(286.00)	(10.20)	—	—	(10.20)	$357.00	-44.39%	$307,058	1.02%	1.05%	1.63%	0.95%	0.98%	1.70%	158%
For the Year Ended October 31, 2017	$345.00	(1.80)	(1.40)	310.00	308.20	—	—	—	—	$653.20	89.33%	$236,786	1.03%	1.08%	(0.41)%	0.95%	1.00%	(0.33)%	112%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily FTSE China Bear 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$16.86	$(0.08)	$(0.08)	$0.15	$0.07	$—	$—	$—	$—	$16.93	0.42%	$104,588	0.95%	0.96%	(0.84)%	0.95%	0.96%	(0.84)%	0%
For the Year Ended October 31, 2021	$20.91	(0.14)	(0.14)	(3.91)	(4.05)	—	—	—	—	$16.86	-19.37%	$66,230	0.95%	0.98%	(0.93)%	0.95%	0.98%	(0.93)%	0%
For the Year Ended October 31, 2020	$49.94	(0.05)	(0.04)	(28.78)	(28.83)	(0.11)	—	(0.09)	(0.20)	$20.91	-57.94%	$44,477	0.98%	1.03%	(0.14)%	0.95%	1.00%	(0.11)%	0%
For the Year Ended October 31, 2019	$71.04	0.65	0.71	(21.04)	(20.39)	(0.71)	—	—	(0.71)	$49.94	-28.74%	$78,771	1.05%	1.09%	1.27%	0.95%	0.99%	1.37%	0%
For the Year Ended October 31, 2018	$65.30	0.39	0.43	5.52	5.91	(0.17)	—	—	(0.17)	$71.04	9.14%	$80,084	1.02%	1.08%	0.69%	0.95%	1.01%	0.76%	0%
For the Year Ended October 31, 2017	$154.50	(0.30)	(0.30)	(88.90)	(89.20)	—	—	—	—	$65.30	-57.73%	$40,664	0.96%	1.05%	(0.28)%	0.95%	1.04%	(0.27)%	0%
Direxion Daily FTSE Europe Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$38.34	0.06	0.07	(16.18)	(16.12)	(0.10)	—	—	(0.10)	$22.12	-42.12%	$25,443	0.98%	0.96%	0.41%	0.95%	0.93%	0.44%	0%
For the Year Ended October 31, 2021	$14.48	0.15	0.15	23.85	24.00	(0.14)	—	—	(0.14)	$38.34	165.99%	$47,924	0.96%	0.93%	0.45%	0.95%	0.92%	0.46%	51%
For the Year Ended October 31, 2020	$29.27	0.09	0.11	(14.74)	(14.65)	(0.14)	—	—	(0.14)	$14.48	-50.09%	$13,757	1.03%	1.09%	0.43%	0.95%	1.01%	0.51%	101%
For the Year Ended October 31, 2019	$24.54	0.36	0.42	4.79	5.15	(0.42)	—	—	(0.42)	$29.27	21.25%	$27,804	1.18%	1.20%	1.41%	0.95%	0.97%	1.64%	111%
For the Year Ended October 31, 2018	$36.99	0.54	0.56	(12.34)	(11.80)	(0.65)	—	—	(0.65)	$24.54	-32.39%	$46,632	1.00%	0.98%	1.52%	0.95%	0.93%	1.57%	54%
For the Year Ended October 31, 2017	$18.88	0.22	0.25	17.89	18.11	—	—	—	—	$36.99	95.92%	$64,737	1.03%	1.06%	0.78%	0.95%	0.98%	0.86%	0%
Direxion Daily MSCI Emerging Markets Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$81.27	0.19	0.19	(36.66)	(36.47)	—	—	—	—	$44.80	-44.88%	$97,733	0.95%	0.94%	0.58%	0.95%	0.94%	0.58%	144%
For the Year Ended October 31, 2021	$59.82	(0.15)	(0.14)	21.73	21.58	(0.09)	—	(0.04)	(0.13)	$81.27	36.04%	$169,181	0.96%	0.94%	(0.16)%	0.95%	0.93%	(0.15)%	87%
For the Year Ended October 31, 2020	$73.05	0.27	0.31	(13.07)	(12.80)	(0.43)	—	—	(0.43)	$59.82	-16.88%	$136,479	1.02%	1.04%	0.46%	0.95%	0.97%	0.53%	192%
For the Year Ended October 31, 2019	$62.74	0.90	0.96	10.28	11.18	(0.87)	—	—	(0.87)	$73.05	17.72%	$188,596	1.04%	1.06%	1.24%	0.95%	0.97%	1.33%	66%
For the Year Ended October 31, 2018	$115.85	1.02	1.05	(53.34)	(52.32)	(0.77)	—	(0.02)	(0.79)	$62.74	-45.51%	$202,745	0.98%	0.99%	0.94%	0.95%	0.96%	0.97%	136%
For the Year Ended October 31, 2017	$62.59	(0.37)	(0.28)	53.63	53.26	—	—	—	—	$115.85	85.09%	$275,919	1.06%	1.08%	(0.47)%	0.95%	0.97%	(0.36)%	38%
Direxion Daily MSCI Emerging Markets Bear 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$9.03	(0.04)	(0.04)	3.72	3.68	—	—	—	—	$12.71	40.75%	$43,797	0.96%	1.13%	(0.87)%	0.95%	1.12%	(0.86)%	0%
For the Year Ended October 31, 2021	$17.25	(0.08)	(0.08)	(8.14)	(8.22)	—	—	—	—	$9.03	-47.65%	$26,590	0.95%	1.17%	(0.93)%	0.95%	1.17%	(0.93)%	0%
For the Year Ended October 31, 2020	$42.02	(0.04)	(0.03)	(24.56)	(24.60)	(0.11)	—	(0.06)	(0.17)	$17.25	-58.79%	$38,720	0.98%	1.08%	(0.12)%	0.95%	1.05%	(0.09)%	0%
For the Year Ended October 31, 2019	$64.78	0.63	0.67	(22.66)	(22.03)	(0.73)	—	—	(0.73)	$42.02	-34.15%	$62,837	1.02%	1.08%	1.32%	0.95%	1.01%	1.39%	0%
For the Year Ended October 31, 2018	$50.55	0.30	0.32	14.09	14.39	(0.16)	—	—	(0.16)	$64.78	28.60%	$90,383	0.99%	1.03%	0.64%	0.95%	0.99%	0.68%	0%
For the Year Ended October 31, 2017	$114.55	(0.20)	(0.20)	(63.80)	(64.00)	—	—	—	—	$50.55	-55.87%	$84,166	0.96%	1.00%	(0.26)%	0.95%	0.99%	(0.25)%	0%
Direxion Daily MSCI Mexico Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$83.10	0.32	0.33	3.16	3.48	(0.47)	—	—	(0.47)	$86.11	4.18%	$11,470	0.96%	1.04%	0.72%	0.95%	1.03%	0.73%	0%
For the Year Ended October 31, 2021	$31.99	(0.03)	(0.02)	51.33	51.30	(0.19)	—	—	(0.19)	$83.10	160.49%	$15,225	0.96%	0.99%	(0.04)%	0.95%	0.98%	(0.03)%	180%
For the Year Ended October 31, 2020	$130.32	0.08	0.12	(97.90)	(97.82)	(0.42)	—	(0.09)	(0.51)	$31.99	-75.36%	$10,660	1.03%	1.26%	0.18%	0.95%	1.18%	0.26%	188%
For the Year Ended October 31, 2019	$128.28	2.04	2.16	2.28	4.32	(2.28)	—	—	(2.28)	$130.32	3.42%	$11,400	1.05%	1.20%	1.69%	0.95%	1.10%	1.79%	325%
For the Year Ended October 31, 2018	$261.96	3.48	3.48	(130.56)	(127.08)	(6.60)	—	—	(6.60)	$128.28	-49.66%	$4,809	0.96%	1.13%	1.50%	0.95%	1.12%	1.51%	140%
For the Period May 3, 2017[9] through October 31, 2017	$300.00	0.48	0.48	(38.52)	(38.04)	—	—	—	—	$261.96	-12.68%	$3,274	0.96%	2.74%	0.30%	0.95%	2.73%	0.29%	647%
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily MSCI South Korea Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$26.12	$0.12	$0.12	$(11.33)	$(11.21)	$(0.19)	$—	$—	$(0.19)	$14.72	-43.22%	$25,021	0.95%	0.97%	1.08%	0.95%	0.97%	1.08%	21%
For the Year Ended October 31, 2021	$16.66	(0.27)	(0.27)	9.73	9.46	(0.00)[10]	—	—	(0.00)[10]	$26.12	56.80%	$47,022	0.96%	0.97%	(0.73)%	0.95%	0.96%	(0.72)%	97%
For the Year Ended October 31, 2020	$21.32	(0.00)[10]	0.01	(4.47)	(4.47)	(0.19)	—	—	(0.19)	$16.66	-21.27%	$25,821	1.01%	1.15%	(0.02)%	0.95%	1.09%	0.04%	327%
For the Year Ended October 31, 2019	$24.13	0.16	0.18	(2.78)	(2.62)	(0.19)	—	—	(0.19)	$21.32	-10.93%	$25,580	1.04%	1.10%	0.71%	0.95%	1.01%	0.80%	149%
For the Year Ended October 31, 2018	$60.22	0.36	0.39	(34.01)	(33.65)	(0.60)	(1.84)	—	(2.44)	$24.13	-58.26%	$22,924	1.03%	1.16%	0.76%	0.95%	1.08%	0.84%	96%
For the Year Ended October 31, 2017	$26.57	(0.21)	(0.21)	33.86	33.65	—	—	—	—	$60.22	126.65%	$12,044	0.97%	1.35%	(0.53)%	0.95%	1.33%	(0.51)%	88%
Direxion Daily Aerospace & Defense Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$20.58	(0.01)	(0.01)	(2.30)	(2.31)	(0.00)[10]	(0.34)	—	(0.34)	$17.93	-11.26%	$207,067	0.94%	0.93%	(0.14)%	0.93%	0.92%	(0.13)%	38%
For the Year Ended October 31, 2021	$8.87	(0.03)	(0.03)	11.75	11.72	(0.01)	—	—	(0.01)	$20.58	132.19%	$280,890	0.96%	0.93%	(0.17)%	0.95%	0.92%	(0.16)%	64%
For the Year Ended October 31, 2020	$55.54	0.01	(0.01)	(46.58)	(46.57)	(0.06)	—	(0.04)	(0.10)	$8.87	-83.86%	$199,485	0.99%	1.02%	0.07%	0.95%	0.98%	0.11%	159%
For the Year Ended October 31, 2019	$42.15	0.30	0.46	13.43	13.73	(0.34)	—	—	(0.34)	$55.54	32.78%	$52,759	1.30%	1.34%	0.63%	0.95%	0.99%	0.98%	54%
For the Year Ended October 31, 2018	$40.03	0.20	0.27	2.81	3.01	(0.26)	(0.63)	—	(0.89)	$42.15	7.39%	$56,900	1.09%	1.11%	0.40%	0.95%	0.97%	0.54%	39%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.07	0.07	14.96	15.03	—	—	—	—	$40.03	60.12%	$42,032	0.98%	1.34%	0.39%	0.95%	1.31%	0.42%	7%
Direxion Daily Consumer Discretionary Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$92.11	(0.16)	(0.16)	(49.41)	(49.57)	—	—	—	—	$42.54	-53.82%	$34,034	0.96%	0.99%	(0.45)%	0.95%	0.98%	(0.44)%	72%
For the Year Ended October 31, 2021	$36.13	(0.33)	(0.33)	56.31	55.98	—	—	—	—	$92.11	154.94%	$55,264	0.96%	0.99%	(0.54)%	0.95%	0.98%	(0.53)%	18%
For the Year Ended October 31, 2020	$31.74	(0.06)	(0.05)	4.52	4.46	(0.07)	—	—	(0.07)	$36.13	14.26%	$12,647	1.00%	1.46%	(0.20)%	0.95%	1.41%	(0.15)%	101%
For the Period November 29, 2018[9] through October 31, 2019	$25.00	0.15	0.18	6.79	6.94	(0.17)	—	(0.03)	(0.20)	$31.74	27.83%	$6,347	1.08%	2.18%	0.55%	0.95%	2.05%	0.68%	66%
Direxion Daily Dow Jones Internet Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$86.93	(0.15)	(0.15)	(66.84)	(66.99)	—	(3.05)	—	(3.05)	$16.89	-79.68%	$101,368	0.95%	0.93%	(0.75)%	0.95%	0.93%	(0.75)%	27%
For the Year Ended October 31, 2021	$45.47	(0.62)	(0.62)	42.08	41.46	—	—	—	—	$86.93	91.18%	$99,968	0.96%	0.96%	(0.81)%	0.95%	0.95%	(0.80)%	65%
For the Period November 7, 2019[9] through October 31, 2020	$25.00	(0.25)	(0.24)	20.74	20.49	(0.02)	—	—	(0.02)	$45.47	81.99%	$34,100	0.97%	1.14%	(0.66)%	0.95%	1.12%	(0.64)%	123%
Direxion Daily Dow Jones Internet Bear 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$14.39	(0.10)	(0.10)	22.50	22.40	—	—	—	—	$36.79	155.66%	$30,168	0.95%	1.12%	(0.83)%	0.95%	1.12%	(0.83)%	0%
For the Year Ended October 31, 2021	$44.23	(0.18)	(0.18)	(29.66)	(29.84)	—	—	—	—	$14.39	-67.47%	$4,604	0.95%	1.56%	(0.93)%	0.95%	1.56%	(0.93)%	0%
For the Period November 7, 2019[9] through October 31, 2020	$250.00	(0.24)	(0.23)	(204.96)	(205.20)	(0.28)	—	(0.29)	(0.57)	$44.23	-82.26%	$5,305	0.96%	2.14%	(0.30)%	0.95%	2.13%	(0.29)%	0%
Direxion Daily Financial Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$144.45	0.38	0.38	(61.19)	(60.81)	(0.36)	—	—	(0.36)	$83.28	-42.18%	$2,169,308	0.84%	0.91%	0.60%	0.83%	0.90%	0.61%	61%
For the Year Ended October 31, 2021	$33.61	0.52	0.53	110.82	111.34	(0.50)	—	—	(0.50)	$144.45	332.26%	$3,582,160	0.86%	0.91%	0.56%	0.85%	0.90%	0.57%	70%
For the Year Ended October 31, 2020	$80.94	0.32	0.36	(47.34)	(47.02)	(0.31)	—	—	(0.31)	$33.61	-58.07%	$1,347,638	1.03%	1.03%	0.73%	0.94%	0.94%	0.82%	247%
For the Year Ended October 31, 2019	$58.65	0.68	0.88	22.25	22.93	(0.64)	—	—	(0.64)	$80.94	39.44%	$1,339,498	1.26%	1.25%	1.04%	0.95%	0.94%	1.35%	29%
For the Year Ended October 31, 2018	$60.31	0.60	0.67	(1.70)	(1.10)	(0.56)	—	—	(0.56)	$58.65	-1.98%	$1,627,513	1.04%	1.05%	0.89%	0.94%	0.95%	0.99%	73%
For the Year Ended October 31, 2017	$29.34	0.11	0.15	30.86	30.97	—	—	—	—	$60.31	105.56%	$1,538,012	1.03%	1.02%	0.24%	0.95%	0.94%	0.32%	4%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Financial Bear 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$18.33	$(0.08)	$(0.08)	$6.71	$6.63	$—	$—	$—	$—	$24.96	36.17%	$138,606	0.95%	0.92%	(0.87)%	0.95%	0.92%	(0.87)%	0%
For the Year Ended October 31, 2021	$118.00	(0.33)	(0.33)	(99.34)	(99.67)	—	—	—	—	$18.33	-84.47%	$130,234	0.95%	0.92%	(0.93)%	0.95%	0.92%	(0.93)%	0%
For the Year Ended October 31, 2020	$261.76	(0.88)	(0.80)	(141.92)	(142.80)	(0.64)	—	(0.32)	(0.96)	$118.00	-54.76%	$271,668	0.96%	0.98%	(0.48)%	0.95%	0.97%	(0.47)%	0%
For the Year Ended October 31, 2019	$449.20	4.72	4.88	(187.52)	(182.80)	(4.64)	—	—	(4.64)	$261.76	-40.98%	$175,801	0.99%	1.00%	1.37%	0.95%	0.96%	1.41%	0%
For the Year Ended October 31, 2018	$538.40	2.80	2.80	(90.40)	(87.60)	(1.60)	—	—	(1.60)	$449.20	-16.26%	$141,799	0.95%	0.96%	0.69%	0.95%	0.96%	0.69%	0%
For the Year Ended October 31, 2017	$1,255.60	(2.00)	(2.00)	(715.20)	(717.20)	—	—	—	—	$538.40	-57.12%	$178,750	0.95%	1.00%	(0.26)%	0.95%	1.00%	(0.26)%	0%
Direxion Daily Healthcare Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$123.96	0.06	0.06	(13.15)	(13.09)	(0.07)	—	—	(0.07)	$110.80	-10.57%	$210,513	0.96%	0.94%	0.09%	0.95%	0.93%	0.10%	7%
For the Year Ended October 31, 2021	$55.70	(0.04)	(0.04)	68.31	68.27	(0.01)	—	—	(0.01)	$123.96	122.57%	$254,116	0.96%	0.94%	(0.05)%	0.95%	0.93%	(0.04)%	2%
For the Year Ended October 31, 2020	$58.15	0.12	0.16	(2.44)	(2.32)	(0.13)	—	—	(0.13)	$55.70	-3.85%	$103,039	1.01%	1.04%	0.20%	0.95%	0.98%	0.26%	228%
For the Year Ended October 31, 2019	$53.02	0.40	0.46	5.16	5.56	(0.43)	—	—	(0.43)	$58.15	10.61%	$139,550	1.07%	1.08%	0.75%	0.95%	0.96%	0.87%	16%
For the Year Ended October 31, 2018	$44.17	0.20	0.25	8.94	9.14	(0.27)	(0.02)	—	(0.29)	$53.02	20.69%	$151,104	1.06%	1.07%	0.40%	0.95%	0.96%	0.51%	43%
For the Year Ended October 31, 2017	$25.86	(0.01)	0.01	18.32	18.31	—	—	—	—	$44.17	70.80%	$143,567	1.00%	1.02%	(0.02)%	0.95%	0.97%	0.03%	23%
Direxion Daily Homebuilders & Supplies Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$83.28	(0.09)	(0.08)	(47.02)	(47.11)	—	—	—	—	$36.17	-56.33%	$182,678	0.94%	0.94%	(0.25)%	0.92%	0.92%	(0.23)%	49%
For the Year Ended October 31, 2021	$39.58	(0.25)	(0.24)	43.95	43.70	—	—	—	—	$83.28	110.41%	$383,075	0.96%	0.94%	(0.37)%	0.94%	0.92%	(0.35)%	95%
For the Year Ended October 31, 2020	$70.39	(0.12)	(0.10)	(30.69)	(30.81)	(0.00)[10]	—	—	(0.00)[10]	$39.58	-43.74%	$360,141	1.01%	1.02%	(0.34)%	0.95%	0.96%	(0.28)%	134%
For the Year Ended October 31, 2019	$28.33	0.15	0.22	42.09	42.24	(0.17)	—	(0.01)	(0.18)	$70.39	149.83%	$66,870	1.12%	1.17%	0.34%	0.95%	1.00%	0.51%	24%
For the Year Ended October 31, 2018	$71.69	0.05	0.08	(42.24)	(42.19)	(0.02)	(1.15)	—	(1.17)	$28.33	-59.92%	$39,667	0.99%	1.03%	0.09%	0.95%	0.99%	0.13%	38%
For the Year Ended October 31, 2017	$21.24	(0.17)	(0.14)	50.62	50.45	—	—	—	—	$71.69	237.52%	$39,428	1.02%	1.45%	(0.39)%	0.95%	1.38%	(0.32)%	164%
Direxion Daily Industrials Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$45.37	0.01	0.01	(12.36)	(12.35)	(0.02)	—	—	(0.02)	$33.00	-27.23%	$26,397	0.96%	0.98%	0.03%	0.95%	0.97%	0.04%	4%
For the Year Ended October 31, 2021	$18.48	(0.00)[10]	(0.00)[10]	26.96	26.96	(0.03)	(0.04)	—	(0.07)	$45.37	146.14%	$63,520	0.96%	0.96%	(0.01)%	0.95%	0.95%	—%	3%
For the Year Ended October 31, 2020	$32.94	0.05	0.06	(14.36)	(14.31)	(0.15)	—	—	(0.15)	$18.48	-43.33%	$16,636	0.97%	1.44%	0.27%	0.95%	1.42%	0.29%	103%
For the Year Ended October 31, 2019	$26.25	0.37	0.39	6.75	7.12	(0.43)	—	—	(0.43)	$32.94	27.57%	$3,294	1.03%	1.84%	1.25%	0.95%	1.76%	1.33%	228%
For the Year Ended October 31, 2018	$30.93	0.22	0.25	(4.54)	(4.32)	(0.27)	(0.09)	—	(0.36)	$26.25	-14.26%	$3,937	1.05%	1.58%	0.62%	0.95%	1.48%	0.72%	26%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.05	0.05	5.88	5.93	—	—	—	—	$30.93	23.72%	$3,093	0.95%	3.54%	0.34%	0.95%	3.54%	0.34%	111%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$18.11	0.009	0.009	(7.33)	(7.33)	(0.01)	—	—	(0.01)	$10.77	-40.50%	$14,006	0.95%	1.02%	0.03%	0.95%	1.02%	0.03%	112%
For the Year Ended October 31, 2021	$15.76	(0.09)	(0.08)	2.44	2.35	—	—	—	—	$18.11	14.91%	$31,693	0.95%	1.07%	(0.39)%	0.95%	1.07%	(0.39)%	115%
For the Year Ended October 31, 2020	$15.66	(0.06)	(0.04)	0.16	0.10	(0.00)[10]	—	—	(0.00)[10]	$15.76	0.64%	$11,029	1.03%	1.38%	(0.34)%	0.95%	1.30%	(0.26)%	165%
For the Year Ended October 31, 2019	$26.53	0.12	0.12	(10.80)	(10.68)	(0.18)	—	(0.01)	(0.19)	$15.66	-40.41%	$8,611	0.97%	1.43%	0.72%	0.95%	1.41%	0.74%	246%
For the Period November 15, 2017[9] through October 31, 2018	$25.00	0.08	0.09	1.56	1.64	(0.10)	—	(0.01)	(0.11)	$26.53	6.49%	$3,979	0.98%	2.01%	0.30%	0.95%	1.98%	0.33%	152%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Real Estate Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$26.14	$0.11	$0.11	$(2.85)	$(2.74)	$(0.12)	$(1.13)	$—	$(1.25)	$22.15	-11.08%	$101,883	0.96%	0.95%	0.91%	0.95%	0.94%	0.92%	55%
For the Year Ended October 31, 2021	$9.03	0.22	0.22	17.08	17.30	(0.19)	—	—	(0.19)	$26.14	192.60%	$147,704	0.96%	0.94%	1.18%	0.95%	0.93%	1.19%	20%
For the Year Ended October 31, 2020	$30.84	0.19	0.19	(21.40)	(21.21)	(0.17)	(0.40)	(0.03)	(0.60)	$9.03	-69.35%	$49,659	1.01%	1.08%	1.40%	0.95%	1.02%	1.46%	123%
For the Year Ended October 31, 2019	$19.59	0.54	0.59	11.20	11.74	(0.49)	—	—	(0.49)	$30.84	60.83%	$53,969	1.14%	1.22%	2.21%	0.95%	1.03%	2.40%	72%
For the Year Ended October 31, 2018	$21.70	0.50	0.53	(2.01)	(1.51)	(0.48)	—	(0.12)	(0.60)	$19.59	-7.13%	$40,163	1.09%	1.12%	2.55%	0.95%	0.98%	2.69%	149%
For the Year Ended October 31, 2017	$20.09	0.05	0.06	1.56	1.61	—	—	—	—	$21.70	8.01%	$69,453	1.00%	1.05%	0.20%	0.95%	1.00%	0.25%	113%
Direxion Daily Real Estate Bear 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$41.07	(0.17)	(0.17)	(2.94)	(3.11)	—	—	—	—	$37.96	-7.57%	$33,557	0.95%	1.17%	(0.87)%	0.95%	1.17%	(0.87)%	0%
For the Year Ended October 31, 2021	$153.40	(0.64)	(0.64)	(111.69)	(112.33)	—	—	—	—	$41.07	-73.23%	$19,926	0.95%	1.17%	(0.93)%	0.95%	1.17%	(0.93)%	0%
For the Year Ended October 31, 2020	$257.60	(1.10)	(1.10)	(102.20)	(103.30)	(0.60)	—	(0.30)	(0.90)	$153.40	-40.31%	$45,283	0.96%	1.14%	(0.60)%	0.95%	1.13%	(0.59)%	0%
For the Year Ended October 31, 2019	$502.00	5.00	5.00	(244.60)	(239.60)	(4.80)	—	—	(4.80)	$257.60	-47.94%	$15,495	0.97%	1.28%	1.41%	0.95%	1.26%	1.43%	0%
For the Year Ended October 31, 2018	$564.00	4.00	4.00	(64.50)	(60.50)	(1.50)	—	—	(1.50)	$502.00	-10.68%	$19,156	0.99%	1.36%	0.71%	0.95%	1.32%	0.75%	0%
For the Year Ended October 31, 2017	$714.00	(2.00)	(2.00)	(148.00)	(150.00)	—	—	—	—	$564.00	-21.01%	$15,882	0.97%	1.36%	(0.33)%	0.95%	1.34%	(0.31)%	0%
Direxion Daily Regional Banks Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$51.02	0.16	0.16	(20.91)	(20.75)	(0.16)	—	—	(0.16)	$30.11	-40.79%	$279,976	0.89%	0.89%	0.64%	0.88%	0.88%	0.65%	72%
For the Year Ended October 31, 2021	$13.19	0.28	0.28	37.83	38.11	(0.28)	—	—	(0.28)	$51.02	290.09%	$441,276	0.91%	0.89%	0.70%	0.90%	0.88%	0.71%	147%
For the Year Ended October 31, 2020	$83.12	0.21	0.21	(69.69)	(69.48)	(0.45)	—	—	(0.45)	$13.19	-83.83%	$111,397	0.97%	1.00%	1.64%	0.95%	0.98%	1.66%	331%
For the Year Ended October 31, 2019	$99.44	1.40	1.44	(16.30)	(14.90)	(1.42)	—	—	(1.42)	$83.13	-14.83%	$20,780	0.99%	1.07%	1.64%	0.95%	1.03%	1.68%	81%
For the Year Ended October 31, 2018	$133.96	1.24	1.34	(34.54)	(33.30)	(1.22)	—	—	(1.22)	$99.44	-25.20%	$29,835	1.02%	1.04%	0.79%	0.95%	0.97%	0.86%	76%
For the Year Ended October 31, 2017	$69.40	0.30	0.32	64.46	64.76	(0.20)	—	—	(0.20)	$133.96	93.38%	$26,794	0.96%	1.07%	0.25%	0.95%	1.06%	0.26%	184%
Direxion Daily Retail Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$41.95	0.08	0.08	(27.09)	(27.01)	(0.08)	—	—	(0.08)	$14.86	-64.50%	$62,001	0.95%	0.91%	0.56%	0.94%	0.90%	0.57%	38%
For the Year Ended October 31, 2021	$8.58	(0.09)	(0.08)	33.46	33.37	(0.00)[10]	—	—	(0.00)[10]	$41.95	389.07%	$129	0.97%	0.92%	(0.24)%	0.95%	0.90%	(0.22)%	112%
For the Year Ended October 31, 2020	$9.43	0.01	0.01	(0.82)	(0.81)	(0.02)	—	(0.02)	(0.04)	$8.58	-7.65%	$22,485	0.99%	1.17%	0.12%	0.95%	1.13%	0.16%	171%
For the Year Ended October 31, 2019	$14.76	0.13	0.13	(5.34)	(5.21)	(0.12)	—	—	(0.12)	$9.43	-35.35%	$12,967	1.01%	1.16%	1.15%	0.95%	1.10%	1.21%	84%
For the Year Ended October 31, 2018	$9.80	0.08	0.56	4.98	5.06	(0.10)	—	—	(0.10)	$14.76	51.66%	$31,367	1.09%	1.15%	0.59%	0.95%	1.01%	0.73%	81%
For the Year Ended October 31, 2017	$15.45	(0.01)	(0.01)	(5.26)	(5.27)	—	(0.38)	—	(0.38)	$9.80	-35.22%	$36,728	0.99%	1.09%	(0.10)%	0.95%	1.05%	(0.06)%	659%
Direxion Daily S&P 500® High Beta Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$75.48	(0.09)	(0.09)	(34.20)	(34.29)	—	—	—	—	$41.19	-45.43%	$68,562	0.96%	0.95%	(0.27)%	0.95%	0.94%	(0.26)%	88%
For the Year Ended October 31, 2021	$14.43	(0.01)	(0.01)	61.10	61.09	(0.04)	—	—	(0.04)	$75.48	423.32%	$110,529	0.96%	0.97%	(0.02)%	0.95%	0.96%	(0.01)%	151%
For the Period November 7, 2019[9] through October 31, 2020	$35.71	—	—	(21.14)	(21.14)	(0.04)	—	(0.10)	(0.14)	$14.43	-59.13%	$29,795	0.97%	1.16%	(0.03)%	0.95%	1.14%	(0.01)%	245%
Direxion Daily S&P 500® High Beta Bear 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$9.06	(0.04)	(0.04)	1.66	1.62	—	—	—	—	$10.68	17.88%	$47,054	0.95%	0.99%	(0.84)%	0.95%	0.99%	(0.84)%	0%
For the Year Ended October 31, 2021	$101.00	(0.15)	(0.15)	(91.79)	(91.94)	—	—	—	—	$9.06	-91.03%	$23,626	0.95%	1.03%	(0.93)%	0.95%	1.03%	(0.93)%	0%
For the Period November 7, 2019[9] through October 31, 2020	$500.00	(1.00)	(1.00)	(379.20)	(398.20)	(0.40)	—	(0.40)	(0.80)	$101.00	-79.76%	$52,781	0.96%	1.10%	(0.79)%	0.95%	1.09%	(0.78)%	0%
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily S&P Biotech Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$53.25	$(0.08)	$(0.08)	$(45.05)	$(45.13)	$—	$—	$—	$—	$8.12	-84.75%	$666,451	0.92%	0.92%	(0.79)%	0.92%	0.92%	(0.79)%	56%
For the Year Ended October 31, 2021	$53.52	(0.57)	(0.57)	0.30	(0.27)	—	—	—	—	$53.25	-0.50%	$772,796	0.95%	0.93%	(0.82)%	0.94%	0.92%	(0.81)%	169%
For the Year Ended October 31, 2020	$37.18	(0.23)	(0.19)	16.58	16.35	(0.01)	—	(0.00)[10]	(0.01)	$53.52	43.96%	$292,298	1.04%	1.05%	(0.48)%	0.95%	0.96%	(0.39)%	137%
For the Year Ended October 31, 2019	$49.33	0.24	0.25	(12.14)	(11.90)	(0.25)	—	—	(0.25)	$37.18	-24.17%	$487,452	0.98%	0.98%	0.53%	0.95%	0.95%	0.56%	114%
For the Year Ended October 31, 2018	$76.45	0.15	0.31	(27.03)	(26.88)	(0.11)	(0.13)	—	(0.24)	$49.33	-35.28%	$592,472	1.14%	1.15%	0.18%	0.95%	0.96%	0.37%	510%
For the Year Ended October 31, 2017	$28.82	(0.22)	(0.18)	47.85	47.63	—	—	—	—	$76.45	165.27%	$379,297	1.04%	1.04%	(0.45)%	0.95%	0.95%	(0.36)%	642%
Direxion Daily S&P Biotech Bear 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$21.33	(0.14)	(0.14)	36.23	36.09	—	—	—	—	$57.42	169.20%	$66,949	0.97%	0.98%	(0.88)%	0.95%	0.96%	(0.86)%	0%
For the Year Ended October 31, 2021	$54.51	(0.20)	(0.20)	(32.98)	(33.18)	—	—	—	—	$21.33	-60.87%	$47,267	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
For the Year Ended October 31, 2020	$408.20	(0.09)	(0.04)	(352.33)	(352.42)	(0.71)	—	(0.56)	(1.27)	$54.51	-86.59%	$63,561	0.99%	1.03%	(0.07)%	0.95%	0.99%	(0.03)%	0%
For the Year Ended October 31, 2019	$783.40	5.80	6.20	(373.20)	(367.40)	(7.80)	—	—	(7.80)	$408.20	-47.16%	$82,336	1.05%	1.07%	1.29%	0.95%	0.97%	1.39%	0%
For the Year Ended October 31, 2018	$1,008.00	4.60	5.00	(226.20)	(221.60)	(3.00)	—	—	(3.00)	$783.40	-21.81%	$56,196	1.00%	1.02%	0.74%	0.95%	0.97%	0.79%	0%
For the Year Ended October 31, 2017	$5,500.00	(2.00)	(2.00)	(4,490.00)	(4,492.00)	—	—	—	—	$1,008.00	-81.67%	$98,361	0.96%	0.99%	(0.17)%	0.95%	0.98%	(0.16)%	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$47.62	0.01	0.01	(25.46)	(25.45)	(0.02)	—	—	(0.02)	$22.15	-53.47%	$4,719,290	0.73%	0.88%	0.03%	0.72%	0.87%	0.04%	97%
For the Year Ended October 31, 2021	$16.59	(0.00)[10]	(0.00)[10]	31.05	31.05	(0.02)	—	—	(0.02)	$47.62	187.22%	$4,155,099	0.83%	0.90%	(0.01)%	0.82%	0.89%	—%	170%
For the Year Ended October 31, 2020	$13.21	0.02	0.03	3.39	3.41	(0.03)	—	—	(0.03)	$16.59	25.88%	$1,318,844	1.06%	1.06%	0.13%	0.94%	0.94%	0.25%	230%
For the Year Ended October 31, 2019	$6.70	0.07	0.10	6.51	6.58	(0.07)	—	—	(0.07)	$13.21	98.82%	$634,080	1.35%	1.35%	0.74%	0.93%	0.93%	1.16%	92%
For the Year Ended October 31, 2018	$9.87	0.05	0.07	(3.16)	(3.11)	(0.06)	—	—	(0.06)	$6.70	-31.68%	$582,998	1.10%	1.09%	0.56%	0.94%	0.93%	0.72%	101%
For the Year Ended October 31, 2017	$3.05	—	0.01	7.00	7.00	—	(0.18)	—	(0.18)	$9.87	238.31%	$525,405	1.06%	1.04%	(0.02)%	0.95%	0.93%	0.09%	17%
Direxion Daily Semiconductor Bear 3X Shares[12]
For the Six Months Ended April 30, 2022 (Unaudited)	$57.50	(0.17)	(0.17)	(0.96)	(1.13)	—	—	—	—	$56.37	-1.97%	$266,278	0.90%	0.88%	(0.81)%	0.90%	0.88%	(0.81)%	0%
For the Year Ended October 31, 2021	$374.90	(0.80)	(0.80)	(316.60)	(317.40)	—	—	—	—	$57.50	-84.66%	$145,418	0.95%	0.91%	(0.93)%	0.95%	0.91%	(0.93)%	0%
For the Year Ended October 31, 2020	$3,681.60	(0.20)	0.10	(3,292.40)	(3,292.60)	(10.20)	—	(3.90)	(14.10)	$374.90	-89.76%	$93,777	0.98%	1.00%	(0.02)%	0.95%	0.97%	0.01%	0%
For the Year Ended October 31, 2019	$15,996.00	92.40	96.00	(12,285.60)	(12,193.20)	(121.20)	—	—	(121.20)	$3,681.60	-76.67%	$237,361	1.02%	1.01%	1.45%	0.95%	0.94%	1.52%	0%
For the Year Ended October 31, 2018	$19,500.00	96.00	108.00	(3,552.00)	(3,456.00)	(48.00)	—	—	(48.00)	$15,996.00	-17.63%	$65,459	0.97%	0.98%	0.73%	0.95%	0.96%	0.75%	0%
For the Year Ended October 31, 2017	$92,160.00	(72.00)	(72.00)	(72,588.00)	(72,660.00)	—	—	—	—	$19,500.00	-78.84%	$48,915	0.96%	1.03%	(0.18)%	0.95%	1.02%	(0.17)%	0%
Direxion Daily Technology Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$71.11	(0.09)	(0.09)	(28.96)	(29.05)	—	(0.28)	—	(0.28)	$41.78	-41.05%	$1,969,954	0.87%	0.93%	(0.28)%	0.86%	0.92%	(0.27)%	48%
For the Year Ended October 31, 2021	$25.58	(0.14)	(0.14)	45.86	45.72	—	(0.19)	—	(0.19)	$71.11	179.53%	$3,061,359	0.91%	0.93%	(0.29)%	0.90%	0.92%	(0.28)%	25%
For the Year Ended October 31, 2020	$18.44	(0.02)	—	7.19	7.17	(0.03)	—	—	(0.03)	$25.58	38.98%	$1,560,088	1.06%	1.06%	(0.11)%	0.95%	0.95%	—%	376%
For the Year Ended October 31, 2019	$12.55	0.04	0.09	5.91	5.95	(0.05)	—	—	(0.05)	$18.44	47.55%	$774,641	1.36%	1.36%	0.27%	0.95%	0.95%	0.68%	47%
For the Year Ended October 31, 2018	$10.76	0.04	0.07	1.80	1.84	(0.05)	—	—	(0.05)	$12.55	16.99%	$671,151	1.17%	1.17%	0.29%	0.95%	0.95%	0.51%	41%
For the Year Ended October 31, 2017	$4.73	—	0.01	6.03	6.03	—	—	—	—	$10.76	127.43%	$452,001	1.03%	1.03%	0.01%	0.95%	0.95%	0.09%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Technology Bear 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$37.16	$(0.15)	$(0.15)	$5.19	$5.04	$—	$—	$—	$—	$42.20	13.56%	$120,284	0.95%	0.95%	(0.85)%	0.95%	0.95%	(0.85)%	0%
For the Year Ended October 31, 2021	$147.80	(0.57)	(0.57)	(110.07)	(110.64)	—	—	—	—	$37.16	-74.86%	$66,942	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
For the Year Ended October 31, 2020	$957.00	(0.50)	(0.40)	(805.00)	(805.50)	(2.30)	—	(1.40)	(3.70)	$147.80	-84.47%	$80,036	0.96%	1.03%	(0.18)%	0.95%	1.02%	(0.17)%	0%
For the Year Ended October 31, 2019	$2,218.00	22.00	22.00	(1,260.00)	(1,238.00)	(23.00)	—	—	(23.00)	$957.00	-56.25%	$59,340	0.98%	1.03%	1.53%	0.95%	1.00%	1.56%	0%
For the Year Ended October 31, 2018	$3,680.00	20.00	21.00	(1,470.00)	(1,450.00)	(12.00)	—	—	(12.00)	$2,218.00	-39.38%	$33,349	0.96%	1.05%	0.85%	0.95%	1.04%	0.86%	0%
For the Year Ended October 31, 2017	$9,630.00	(10.00)	(10.00)	(5,940.00)	(5,950.00)	—	—	—	—	$3,680.00	-61.79%	$17,419	0.96%	1.15%	(0.20)%	0.95%	1.14%	(0.19)%	0%
Direxion Daily Transportation Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$48.54	(0.09)	(0.09)	(12.82)	(12.91)	—	—	—	—	$35.63	-26.60%	$44,536	0.96%	0.96%	(0.40)%	0.95%	0.95%	(0.39)%	13%
For the Year Ended October 31, 2021	$18.08	(0.09)	(0.09)	30.56	30.47	(0.01)	—	—	(0.01)	$48.54	168.57%	$89,798	0.96%	0.95%	(0.24)%	0.95%	0.94%	(0.23)%	49%
For the Year Ended October 31, 2020	$25.01	(0.02)	(0.01)	(6.85)	(6.87)	(0.06)	—	—	(0.06)	$18.08	-27.42%	$38,879	0.96%	1.13%	(0.10)%	0.95%	1.12%	(0.09)%	128%
For the Year Ended October 31, 2019	$27.12	0.23	0.24	(2.06)	(1.83)	(0.28)	—	—	(0.28)	$25.01	-6.66%	$3,751	0.99%	1.57%	0.92%	0.95%	1.53%	0.96%	74%
For the Year Ended October 31, 2018	$29.44	0.19	0.19	0.66	0.85	(0.24)	(2.93)	—	(3.17)	$27.12	1.13%	$10,849	0.95%	1.37%	0.57%	0.95%	1.37%	0.57%	0%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.02	0.02	4.42	4.44	—	—	—	—	$29.44	17.76%	$2,945	0.95%	3.62%	0.13%	0.95%	3.62%	0.13%	0%
Direxion Daily Utilities Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$32.41	0.20	0.21	6.31	6.51	(0.22)	(0.08)	—	(0.30)	$38.62	20.14%	$21,241	0.96%	1.02%	1.13%	0.95%	1.01%	1.14%	0%
For the Year Ended October 31, 2021	$26.76	0.31	0.31	5.70	6.01	(0.36)	—	—	(0.36)	$32.41	22.72%	$37,274	0.96%	1.03%	1.04%	0.95%	1.02%	1.05%	69%
For the Year Ended October 31, 2020	$45.80	0.40	0.42	(17.58)	(17.18)	(0.50)	(1.34)	(0.02)	(1.86)	$26.76	-38.38%	$14,715	1.01%	1.28%	1.44%	0.95%	1.22%	1.50%	80%
For the Year Ended October 31, 2019	$27.81	0.65	0.68	18.04	18.69	(0.70)	—	—	(0.70)	$45.80	67.76%[13]	$16,029	1.04%	1.58%	1.76%	0.95%	1.49%	1.85%	72%
For the Year Ended October 31, 2018	$31.13	0.53	0.54	(3.31)	(2.78)	(0.54)	—	—	(0.54)	$27.81	-8.72%	$4,172	0.96%	1.45%	2.15%	0.95%	1.44%	2.16%	44%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.15	0.15	5.98	6.13	—	—	—	—	$31.13	24.52%	$3,113	0.95%	3.46%	1.04%	0.95%	3.46%	1.04%	86%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$51.86	(0.03)	(0.03)	(14.44)	(14.47)	—	—	—	—	$37.39	-27.90%	$18,693	0.95%	1.03%	(0.12)%	0.95%	1.03%	(0.12)%	0%
For the Year Ended October 31, 2021	$65.11	(0.22)	(0.22)	(7.29)	(7.51)	—	(5.18)	(0.56)	(5.74)	$51.86	-12.64%	$23,339	0.95%	1.06%	(0.40)%	0.95%	1.06%	(0.40)%	6%
For the Year Ended October 31, 2020	$54.00	(0.06)	(0.04)	11.35	11.29	(0.18)	—	—	(0.18)	$65.11	20.96%	$19,534	0.99%	1.15%	(0.10)%	0.95%	1.11%	(0.06)%	76%
For the Year Ended October 31, 2019	$38.83	0.52	0.57	15.18	15.70	(0.53)	—	—	(0.53)	$54.00	40.66%	$21,600	1.05%	1.28%	1.09%	0.95%	1.18%	1.19%	97%
For the Year Ended October 31, 2018	$44.25	0.31	0.34	(5.41)	(5.10)	(0.32)	—	—	(0.32)	$38.83	-11.54%	$5,824	1.01%	1.57%	0.76%	0.95%	1.51%	0.82%	0%
For the Year Ended October 31, 2017	$51.25	(0.02)	(0.01)	(4.14)	(4.16)	—	(2.84)	—	(2.84)	$44.25	-7.60%	$8,851	0.96%	1.70%	(0.04)%	0.95%	1.69%	(0.03)%	134%
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$8.71	(0.04)	(0.04)	2.82	2.78	—	—	—	—	$11.49	31.92%	$62,027	0.96%	0.97%	(0.87)%	0.95%	0.96%	(0.86)%	0%
For the Year Ended October 31, 2021	$8.10	(0.08)	(0.08)	0.69	0.61	—	—	—	—	$8.71	7.53%	$29,623	0.95%	1.12%	(0.93)%	0.95%	1.12%	(0.93)%	0%
For the Year Ended October 31, 2020	$10.58	(0.01)	(0.01)	(2.43)	(2.44)	(0.03)	—	(0.01)	(0.04)	$8.10	-23.08%	$6,882	0.95%	1.40%	(0.09)%	0.95%	1.40%	(0.09)%	0%
For the Year Ended October 31, 2019	$15.53	0.18	0.18	(4.95)	(4.77)	(0.18)	—	—	(0.18)	$10.58	-30.84%	$11,109	0.97%	1.18%	1.41%	0.95%	1.16%	1.43%	0%
For the Year Ended October 31, 2018	$14.01	0.07	0.08	1.47	1.54	(0.02)	—	—	(0.02)	$15.53	11.01%	$20,189	1.05%	1.15%	0.45%	0.95%	1.05%	0.55%	0%
For the Year Ended October 31, 2017	$13.65	(0.05)	(0.04)	0.41	0.36	—	—	—	—	$14.01	2.64%	$28,724	0.97%	1.07%	(0.33)%	0.95%	1.05%	(0.31)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2022

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$28.10	$0.02	$0.02	$(13.75)	$(13.73)	$(0.02)	$—	$—	$(0.02)	$14.35	-48.89%	$325,826	0.89%	0.89%	0.19%	0.88%	0.88%	0.20%	0%
For the Year Ended October 31, 2021	$35.81	0.03	0.03	(7.01)	(6.98)	(0.03)	(0.69)	(0.01)	(0.73)	$28.10	-19.90%	$359,735	0.88%	0.88%	0.11%	0.88%	0.88%	0.11%	33%
For the Year Ended October 31, 2020	$29.39	0.08	0.10	6.49	6.57	(0.15)	—	—	(0.15)	$35.81	22.38%	$282,879	0.98%	0.98%	0.22%	0.93%	0.93%	0.27%	67%
For the Year Ended October 31, 2019	$15.76	0.29	0.34	13.63	13.92	(0.29)	—	—	(0.29)	$29.39	88.98%	$189,539	1.12%	1.12%	1.25%	0.92%	0.92%	1.46%	66%
For the Year Ended October 31, 2018	$20.77	0.25	0.26	(5.00)	(4.75)	(0.26)	—	—	(0.26)	$15.76	-23.07%	$100,873	0.97%	0.95%	1.31%	0.94%	0.92%	1.34%	0%
For the Year Ended October 31, 2017	$24.07	0.07	0.08	(3.35)	(3.28)	(0.02)	—	—	(0.02)	$20.77	-13.64%	$90,347	0.98%	0.97%	0.36%	0.95%	0.94%	0.39%	66%
Direxion Daily 20+ Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2022 (Unaudited)	$57.33	(0.26)	(0.25)	38.29	38.03	—	—	—	—	$95.36	66.34%	$545,889	0.89%	0.89%	(0.80)%	0.88%	0.88%	(0.79)%	0%
For the Year Ended October 31, 2021	$55.80	(0.55)	(0.55)	2.08	1.53	—	—	—	—	$57.33	2.74%	$325,333	0.88%	0.88%	(0.86)%	0.88%	0.88%	(0.86)%	0%
For the Year Ended October 31, 2020	$107.20	(0.06)	(0.05)	(50.93)	(50.99)	(0.28)	—	(0.13)	(0.41)	$55.80	-47.66%	$99,010	0.90%	0.90%	(0.09)%	0.89%	0.89%	(0.08)%	0%
For the Year Ended October 31, 2019	$228.50	2.10	2.40	(121.20)	(119.10)	(2.20)	—	—	(2.20)	$107.20	-52.34%	$123,239	1.10%	1.10%	1.32%	0.91%	0.91%	1.51%	0%
For the Year Ended October 31, 2018	$191.40	1.10	1.20	36.60	37.70	(0.60)	—	—	(0.60)	$228.50	19.71%	$345,100	0.99%	0.99%	0.54%	0.90%	0.90%	0.63%	0%
For the Year Ended October 31, 2017	$188.10	(0.70)	(0.60)	4.00	3.30	—	—	—	—	$191.40	1.75%	$371,392	0.93%	0.93%	(0.31)%	0.90%	0.90%	(0.28)%	0%

1  Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.

2  Includes interest expense and extraordinary expenses, which comprise of tax and litigation expenses.

3  Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.

4  Due to the timing of sales and redemptions of capital shares, the net realized and realized gain (loss) per share is not in accordance with the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures, and swaps for the year/period.

5  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year/period, reinvestment of all dividends and distributions at net asset value during the year/period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the Adviser.

6  Net expenses include effects of any reimbursement/waiver or recoupment.

7  For periods less than a year, these ratios are annualized.

8  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

9  Commencement of operations.

10  Between $(0.005) and $0.005.

11  Effective May 31, 2022, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.

12  Effective March 28, 2022, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

13  The Fund's total return includes voluntary reimbursement by the Adviser for a realized loss on a trading error. Had this reimbursement not been made to the Fund, total return would have been 1.94% lower.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Notes to the Financial Statements (Unaudited)

April 30, 2022

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 82 separate series (each, a "Fund" and together the "Funds"). 40 of these Funds are included in this report:

Bull Funds	Bear Funds
Direxion Daily Mid Cap Bull 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily MSCI Mexico Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares
Direxion Daily Consumer Discretionary Bull 3X Shares
Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Direxion Daily Real Estate Bull 3X Shares*	Direxion Daily Real Estate Bear 3X Shares*
Direxion Daily Regional Banks Bull 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P High Beta Bear 3X Shares
Direxion Daily S&P 500® Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

*  Effective February 28, 2022, Direxion Daily MSCI Real Estate Bull 3X Shares and Direxion Daily MSCI Real Estate Bear 3X Shares changed their names to Direxion Daily Real Estate Bull 3X Shares and Direxion Daily Real Estate Bear 3X Shares, respectively.

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codification ("ASC") 946, Financial Services – Investment Companies.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

Each Fund's investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their

DIREXION SEMI-ANNUAL REPORT

name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 300% of the return of the target index or benchmark and a multiple of -300% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily Mid Cap Bull 3X Shares	S&P Mid Cap 400® Index	300%
Direxion Daily S&P 500® Bull 3X Shares		300%
Direxion Daily S&P 500® Bear 3X Shares	S&P 500® Index	-300%
Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	-300%
Direxion Daily FTSE China Bull 3X Shares		300%
Direxion Daily FTSE China Bear 3X Shares	FTSE China 50 Index	- 300%
Direxion Daily FTSE Europe Bull 3X Shares	FTSE Developed Europe All Cap Index	300%
Direxion Daily MSCI Emerging Markets Bull 3X Shares		300%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	MSCI Emerging Markets IndexSM	-300%
Direxion Daily MSCI Mexico Bull 3X Shares	MSCI Mexico IMI 25/50 Index	300%
Direxion Daily MSCI South Korea Bull 3X Shares	MSCI Korea 25/50 Index	300%
Direxion Daily Aerospace & Defense Bull 3X Shares	Dow Jones U.S. Select Aerospace & Defense Index	300%
Direxion Daily Consumer Discretionary Bull 3X Shares	Consumer Discretionary Select Sector Index	300%
Direxion Daily Dow Jones Internet Bull 3X Shares		300%
Direxion Daily Dow Jones Internet Bear 3X Shares	Dow Jones Internet Composite Index	-300%
Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index[1]	-300%
Direxion Daily Healthcare Bull 3X Shares	Health Care Select Sector Index	300%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Dow Jones U.S. Select Home Construction Index	300%
Direxion Daily Industrials Bull 3X Shares	Industrial Select Sector Index	300%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	S&P Pharmaceuticals Select Industry Index	300%
Direxion Daily Real Estate Bull 3X Shares		300%
Direxion Daily Real Estate Bear 3X Shares	Real Estate Select Sector Index[2]	-300%
Direxion Daily Regional Banks Bull 3X Shares	S&P Regional Banks Select Industry Index	300%
Direxion Daily Retail Bull 3X Shares	S&P Retail Select Industry® Index	300%
Direxion Daily S&P 500® High Beta Bull 3X Shares		300%
Direxion Daily S&P 500® High Beta Bear 3X Shares	S&P 500® High Beta Index	-300%
Direxion Daily S&P Biotech Bull 3X Shares		300%
Direxion Daily S&P Biotech Bear 3X Shares	S&P Biotechnology Select Industry Index	-300%
Direxion Daily Semiconductor Bull 3X Shares		300%
Direxion Daily Semiconductor Bear 3X Shares	ICE Semiconductor Index	-300%
Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Technology Select Sector Index	-300%
Direxion Daily Transportation Bull 3X Shares	Dow Jones Transportation Average	300%
Direxion Daily Utilities Bull 3X Shares	Utilities Select Sector Index	300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares		300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	ICE U.S. Treasury 7-10 Year Bond Index	-300%
Direxion Daily 20+ Year Treasury Bull 3X Shares		300%
Direxion Daily 20+ Year Treasury Bear 3X Shares	ICE U.S. Treasury 20+ Year Bond Index	-300%

1  Effective February 28, 2022, Direxion Daily Financial Bull 3X Shares and Direxion Daily Financial Bear 3X Shares changed their benchmark index from Russell 1000® Index – Financials to Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index.

2  Effective February 28, 2022, Direxion Daily Real Estate Bull 3X Shares and Direxion Daily Real Estate Bear 3X Shares changed their benchmark index from MSCI U.S. IMI Real Estate 25/50 Index to Real Estate Select Sector Index.

DIREXION SEMI-ANNUAL REPORT

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (the "Fixed Income Funds") do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over the Counter ("OTC") securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation time will be used. Securities, swap or future contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities; c) the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

DIREXION SEMI-ANNUAL REPORT

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2013-01 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815 "Derivatives and Hedging", to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2022, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2022 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$2,781,442	$—	$2,781,442[1]	$—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	53,428,402	—	53,428,402[1]	—
Direxion Daily S&P 500® Bear 3X Shares	11,837,644	—	10,310,000	1,527,644	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	5,616,995	—	5,616,995[1]	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	1,732	—	1,732[1]	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	2,156,835	—	2,156,835[1]	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	11,633,036	—	11,633,036[1]	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	—	4,014,224	—	4,014,224[1]	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	—	—	—	2,022,574	—	2,022,574[1]	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	—	—	—	14,516,529	—	14,516,529[1]	—
Direxion Daily Dow Jones Internet Bear 3X Shares	417,213	—	—	417,213	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	63,272,738	—	63,272,738[1]	—
Direxion Daily Financial Bear 3X Shares	10,134,742	—	7,110,000	3,024,742	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	3,188,923	—	3,188,923[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	12,174,809	—	12,174,809[1]	—

DIREXION SEMI-ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Real Estate Bull 3X Shares	$—	$—	$—	$—	$4,848,767	$—	$4,848,767[1]	$—
Direxion Daily Real Estate Bear 3X Shares	1,066,392	—	—	1,066,392	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	27,035,814	—	13,367,256	13,668,558
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	—	—	—	4,319,812	—	4,319,812[1]	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	533,338	—	—	533,338	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	145,524,583	—	145,524,583[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	12,018,254	—	11,390,000	628,254	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	195,391,158	—	195,391,158[1]	—
Direxion Daily Semiconductor Bear 3X Shares	11,017,376	—	7,800,000	3,217,376	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	30,497,671	—	30,497,671[1]	—
Direxion Daily Technology Bear 3X Shares	75,306	—	46,923	28,383	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	1,236,170	—	1,236,170[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	3,779,523	—	3,510,000	269,523	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	33,138,439	—	33,138,439[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	1,882,579	—	—	1,882,579	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: BNP Paribas

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$—	$—	$—	$—	$58,307,213	$—	$58,307,213[1]	$—
Direxion Daily S&P 500® Bear 3X Shares	5,978,429	—	2,810,000	3,168,429	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	43,003,265	—	43,003,265[1]	—
Direxion Daily Small Cap Bear 3X Shares	13,313,638	—	10,170,000	3,143,638	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	787,075	—	787,075[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	—	2,539,181	—	2,539,181[1]	—
Direxion Daily MSCI Mexico Bull 3X Shares	79,752	79,752	—	—	144,097	79,752	64,345[1]	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—	—	—	—	2,472,713	—	2,472,713[1]	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	64,383,545	—	64,383,545[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	2,711,529	—	2,711,529[1]	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	186,034,358	—	186,034,358[1]	—
Direxion Daily Semiconductor Bear 3X Shares	2,118,581	—	1,420,000	698,581	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	37,758,418	—	37,758,418[1]	—
Direxion Daily Technology Bear 3X Shares	299,147	—	—	299,147	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	434,152	—	434,152[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	1,191,472	63,815	730,000	397,657	63,815	63,815	—	—

DIREXION SEMI-ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bull 3X Shares	$246,284	$—	$246,284[1]	$—	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bear 3X Shares	3,142,565	—	—	3,142,565	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Barclays

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$—	$—	$—	$—	$42,871,710	$—	$42,871,710[1]	$—
Direxion Daily S&P 500® Bear 3X Shares	15,448,837	—	13,130,000	2,318,837	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	57,080,671	—	57,080,671[1]	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	5,181,920	—	5,181,920[1]	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	94,607,748	—	94,607,748[1]	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	2,677,379	—	2,677,379[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	8,751,327	—	8,751,327[1]	—
Direxion Daily Industrials Bull 3X Shares	—	—	—	—	2,035,078	—	2,035,078[1]	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	—	—	—	220,177	—	220,177[1]	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	35,338,479	—	35,338,479[1]	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	—	—	—	10,457,596	—	10,457,596[1]	—

DIREXION SEMI-ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® High Beta Bear 3X Shares	$6,680,094	$—	$3,950,000	$2,730,094	$—	$—	$—	$—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	23,492,774	—	23,492,774[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	6,066,060	—	5,310,000	756,060	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	155,878,433	—	155,878,433[1]	—
Direxion Daily Semiconductor Bear 3X Shares	10,655,011	—	5,960,000	4,695,011	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	72,467,307	—	72,467,307[1]	—
Direxion Daily Technology Bear 3X Shares	2,410,757	—	—	2,410,757	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	651,517	—	651,517[1]	—
Direxion Daily Utilities Bull 3X Shares	499,744	—	499,744[1]	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	277,763	—	277,763[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	458,346	—	260,000	198,346	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Citibank N.A.

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$2,152,240	$—	$2,152,240[1]	$—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	50,387,205	—	50,387,205[1]	—
Direxion Daily S&P 500® Bear 3X Shares	9,183,524	—	6,637,000	2,546,524	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Small Cap Bull 3X Shares	$—	$—	$—	$—	$79,826,258	$—	$79,826,258[1]	$—
Direxion Daily Small Cap Bear 3X Shares	40,685,423	—	33,114,000	7,571,423	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	—	843,670	—	843,670[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	14,403,800	—	14,403,800[1]	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	3,495,018	—	3,495,018[1]	—	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	—	3,021,797	—	3,021,797[1]	—
Direxion Daily Aerospace & Defense Bull 3X Shares	966,257	—	966,257[1]	—	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	—	—	—	13,615,344	—	13,615,344[1]	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	71,631,441	—	49,733,575	21,897,866
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	9,246,862	—	9,246,862[1]	—
Direxion Daily Industrials Bull 3X Shares	—	—	—	—	148,864	—	148,864[1]	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	—	—	—	610,320	—	610,320[1]	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	2,484,398	—	2,484,398[1]	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	—	—	—	155,542	—	1	155,541
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	4,376,441	—	4,376,441[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	9,219,972	—	8,160,000	1,059,972	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	293,510,654	—	293,510,654[1]	—

DIREXION SEMI-ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Semiconductor Bear 3X Shares	$4,230,681	$—	$3,142,019	$1,088,662	$—	$—	$—	$—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	29,464,634	—	29,464,634[1]	—
Direxion Daily Technology Bear 3X Shares	2,573,116	—	1,574,000	999,116	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	30,222	—	30,222[1]	—
Direxion Daily Utilities Bull 3X Shares	1,336,115	—	1,336,115[1]	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	23,238,443	—	23,238,443[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	41,980,216	—	35,900,001	6,080,215	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse International

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Small Cap Bull 3X Shares	$—	$—	$—	$—	$49,160,064	$—	$49,160,064[1]	$—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	—	1,314,485	—	1,314,485[1]	—
Direxion Daily Aerospace & Defense Bull 3X Shares	2,015,538	—	2,015,538[1]	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	—	—	—	—	1,174,122	—	1,174,122[1]	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	3,421,251	—	3,421,251[1]	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	4,100,345	—	4,100,345[1]	—

DIREXION SEMI-ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bull 3X Shares	$—	$—	$—	$—	$10,319,697	$—	$10,319,697[1]	$—
Direxion Daily 20+ Year Treasury Bear 3X Shares	24,443,305	—	23,370,000	1,073,305	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Goldman Sachs

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$—	$—	$—	$—	$46,621,205	$—	$46,621,205[1]	$—
Direxion Daily S&P 500® Bear 3X Shares	24,896,919	—	7,790,000	17,106,919	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	163,634,498	—	163,634,498[1]	—
Direxion Daily Financial Bear 3X Shares	9,153,417	—	4,370,000	4,783,417	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	45,767,141	—	45,767,141[1]	—
Direxion Daily Semiconductor Bear 3X Shares	2,191,556	—	—	2,191,556	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	166,568,453	—	166,568,453[1]	—
Direxion Daily Technology Bear 3X Shares	1,072,615	—	150,000	922,615	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: J.P. Morgan

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$723,437	$—	$723,437[1]	$—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	65,084,171	—	65,084,171[1]	—
Direxion Daily S&P 500® Bear 3X Shares	16,910,789	—	9,149,999	7,760,790	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	9,576,063	—	9,576,063[1]	—
Direxion Daily Small Cap Bear 3X Shares	34,347,091	—	27,750,000	6,597,091	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	—	202,182	—	202,182[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	5,116,678	—	5,116,678[1]	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	2,029,946	—	2,029,946[1]	—
Direxion Daily MSCI Mexico Bull 3X Shares	—	—	—	—	417,391	—	417,391[1]	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	—	68,388	—	68,388[1]	—
Direxion Daily Aerospace & Defense Bull 3X Shares	1,925,640	—	1,925,640[1]	—	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	—	—	—	2,171,155	—	2,171,155[1]	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	—	—	—	11,244,182	—	11,244,182[1]	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	16,468,107	—	16,468,107[1]	—
Direxion Daily Financial Bear 3X Shares	5,259,488	—	5,259,488[1]	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	2,529,317	—	2,529,317[1]	—
Direxion Daily Industrials Bull 3X Shares	—	—	—	—	721,668	—	721,668[1]	—

DIREXION SEMI-ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Real Estate Bull 3X Shares	$1,207,345	$—	$1,207,345[1]	$—	$—	$—	$—	$—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	380,320	—	380,320[1]	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	3,665,674	—	3,665,674[1]	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	711,127	—	510,001	201,126	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	72,883,608	—	72,883,608[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	11,314,358	—	9,720,000	1,594,358	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	110,192,626	—	110,192,626[1]	—
Direxion Daily Semiconductor Bear 3X Shares	17,642,052	—	13,240,000	4,402,052	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	4,355,996	—	4,355,996[1]	—
Direxion Daily Technology Bear 3X Shares	997,852	—	—	997,852	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	1,212,927	—	1,212,927[1]	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	1,192,475	—	1,192,475[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	2,187,717	—	1,740,000	447,717	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	11,147,640	—	11,147,640[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	31,848,037	—	29,990,000	1,858,037	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: UBS Securities LLC

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$3,855,015	$—	$3,855,015[1]	$—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	28,861,626	—	28,861,626[1]	—
Direxion Daily S&P 500® Bear 3X Shares	15,882,166	—	8,780,000	7,102,166	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	48,641,477	—	48,641,477[1]	—
Direxion Daily Small Cap Bear 3X Shares	15,723,227	—	11,370,000	4,353,227	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	7,725,504	—	—	7,725,504	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	7,805,871	—	7,805,871[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	—	542,484	—	542,484[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	5,484,748	—	5,484,748[1]	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	2,620,721	—	2,620,721[1]	—	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	—	—	—	—	14,898	—	14,898[1]	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	—	—	—	1,232,387	—	1,232,387[1]	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	—	—	—	1,367,084	—	1,367,084[1]	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	43,326,778	—	43,326,778[1]	—
Direxion Daily Financial Bear 3X Shares	1,842,661	—	—	1,842,661	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	209,930	—	209,930[1]	—

DIREXION SEMI-ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	$—	$—	$—	$—	$1,044,930	$—	$1,044,930[1]	$—
Direxion Daily Real Estate Bull 3X Shares	—	—	—	—	6,213,860	—	6,213,860[1]	—
Direxion Daily Real Estate Bear 3X Shares	1,099,644	—	—	1,099,644	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	4,537,837	—	4,537,837[1]	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	4,255,276	—	4,255,276[1]	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	—	—	—	1,794,860	—	1,794,860[1]	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	917,462	—	—	917,462	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	31,793,658	—	31,793,658[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	892	—	892[1]	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	194,831,488	—	194,831,488[1]	—
Direxion Daily Semiconductor Bear 3X Shares	4,764,790	—	—	4,764,790	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	43,993,665	—	43,993,665[1]	—
Direxion Daily Technology Bear 3X Shares	6,472,678	—	4,650,000	1,822,678	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	3,798,210	—	3,798,210[1]	—
Direxion Daily Utilities Bull 3X Shares	—	—	—	—	165,889	—	165,889[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	11,188,841	—	11,188,841[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	6,888,791	—	3,870,000	3,018,791	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION SEMI-ANNUAL REPORT

c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended April 30, 2022.

e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

f) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

g) Securities Lending – The Funds may lend its investment securities to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2022, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as its held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished if required.

DIREXION SEMI-ANNUAL REPORT

As of April 30, 2022, the market value of the securities loaned and the payable on collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily Small Cap Bull 3X Shares	$319,291,207	$335,777,980	$—	$335,777,980
Direxion Daily FTSE Europe Bull 3X Shares	799,943	826,793	—	826,793
Direxion Daily MSCI Mexico Bull 3X Shares	3,895,084	4,077,900	—	4,077,900
Direxion Daily Aerospace & Defense Bull 3X Shares	1,192,289	703,908	574,219	1,278,127
Direxion Daily Financial Bull 3X Shares	1,295,203	1,296,611	76,863	1,373,474
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	186,848	195,450	—	195,450
Direxion Daily Retail Bull 3X Shares	2,738,232	2,657,554	296,266	2,953,820
Direxion Daily S&P Biotech Bull 3X Shares	10,058,360	10,885,244	250,898	11,136,142
Direxion Daily Semiconductor Bull 3X Shares	27,788,360	29,961,087	—	29,961,087
Direxion Daily Transportation Bull 3X Shares	8,434	—	8,900	8,900
Direxion Daily 7-10 Year Treasury Bull 3X Shares	1,565,796	1,606,765	—	1,606,765
Direxion Daily 20+ Year Treasury Bull 3X Shares	63,672,464	32,142,977	33,950,944	66,093,921

h) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.

The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. Certain Funds paid this excise tax during the period ended April 30, 2022, which is disclosed on the Statements of Operations.

i) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. Certain Funds paid this excise tax during the period ended April 30, 2022.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

j) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION SEMI-ANNUAL REPORT

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the periods ended April 30, 2022 and October 31, 2021, are listed below.

The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Period Ended April 30, 2022 (Unaudited)			Year Ended October 31, 2021
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$21,998	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	3,197,459	—	—	3,773,589	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	1,367,545	—	—	244,821	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	832,634	—	—	2,107,263	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	118,623	—	—	180,543	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	206,560	—	107,122
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	85,669	—	—	64,079	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	314,853	—	—	4,680	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	5,480,792	—	—	229,995	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	7,017,671	—	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	10,118,128	—	—	15,325,240	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	128,234	—	—	11,571	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	25,130	—	—	108,281	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	13,617	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	6,388,454	—	—	1,224,013	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	1,355,178	—	—	2,850,169	—	—

DIREXION SEMI-ANNUAL REPORT

	Period Ended April 30, 2022 (Unaudited)			Year Ended October 31, 2021
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Retail Bull 3X Shares	$303,151	$—	$—	$14,673	$—	$—
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	—	—	82,925	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	2,293,603	—	—	2,155,338	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	11,889,234	—	—	10,258,380	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	19,756	—	—
Direxion Daily Utilities Bull 3X Shares	235,844	—	—	257,434	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	1,553,448	—	167,130
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	290,338	—	—	5,652,475	—	42,707
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—

At October 31, 2021, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Mid Cap Bull 3X Shares	$30,559,002	$—	$—	$(162,195)	$30,396,807
Direxion Daily S&P 500® Bull 3X Shares	996,669,203	—	—	(12,522)	996,656,681
Direxion Daily S&P 500® Bear 3X Shares	(335,855,721)	—	—	(2,426,525,596)	(2,762,381,317)
Direxion Daily Small Cap Bull 3X Shares	82,087,491	—	—	(3,849)	82,083,642
Direxion Daily Small Cap Bear 3X Shares	(478,729,256)	—	—	(3,388,911,467)	(3,867,640,723)
Direxion Daily FTSE China Bull 3X Shares	(205,329,422)	—	—	(78,359,280)	(283,688,702)
Direxion Daily FTSE China Bear 3X Shares	(18,553,998)	—	—	(96,540,068)	(115,094,066)
Direxion Daily FTSE Europe Bull 3X Shares	9,535,257	44,621	—	(13,690,757)	(4,110,879)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	(45,527,004)	—	—	(117,128,639)	(162,655,643)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	(10,825,318)	—	—	(334,254,148)	(345,079,466)

DIREXION SEMI-ANNUAL REPORT

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily MSCI Mexico Bull 3X Shares	$3,849,505	$—	$—	$—	$3,849,505
Direxion Daily MSCI South Korea Bull 3X Shares	(12,123,309)	—	—	—	(12,123,309)
Direxion Daily Aerospace & Defense Bull 3X Shares	23,347,547	5,452,983	—	—	28,800,530
Direxion Daily Consumer Discretionary Bull 3X Shares	18,944,583	—	—	—	18,944,583
Direxion Daily Dow Jones Internet Bull 3X Shares	20,140,361	7,017,655	—	—	27,158,016
Direxion Daily Dow Jones Internet Bear 3X Shares	(3,095,479)	—	—	(6,639,057)	(9,734,536)
Direxion Daily Financial Bull 3X Shares	1,370,421,887	7,001,664	—	(5,366)	1,377,418,185
Direxion Daily Financial Bear 3X Shares	(152,648,116)	—	—	(2,999,206,981)	(3,151,855,097)
Direxion Daily Healthcare Bull 3X Shares	68,037,637	—	—	—	68,037,637
Direxion Daily Homebuilders & Supplies Bull 3X Shares	119,142,757	—	—	—	119,142,757
Direxion Daily Industrials Bull 3X Shares	13,006,658	—	—	—	13,006,658
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	(1,787,872)	—	—	—	(1,787,872)
Direxion Daily Real Estate Bull 3X Shares	57,440,325	4,974,781	—	—	62,415,106
Direxion Daily Real Estate Bear 3X Shares	(16,760,032)	—	—	(119,826,559)	(136,586,591)
Direxion Daily Regional Banks Bull 3X Shares	129,660,016	—	—	—	129,660,016
Direxion Daily Retail Bull 3X Shares	29,162,528	—	—	—	29,162,528
Direxion Daily S&P 500® High Beta Bull 3X Shares	36,474,650	—	—	—	36,474,650
Direxion Daily S&P 500® High Beta Bear 3X Shares	(22,043,132)	—	—	(94,523,769)	(116,566,901)
Direxion Daily S&P Biotech Bull 3X Shares	(238,082,821)	—	—	—	(238,082,821)
Direxion Daily S&P Biotech Bear 3X Shares	(38,123,029)	—	—	(289,961,043)	(328,084,072)
Direxion Daily Semiconductor Bull 3X Shares	547,322,552	—	—	—	547,322,552
Direxion Daily Semiconductor Bear 3X Shares	(17,802,400)	—	—	(758,244,666)	(776,047,066)
Direxion Daily Technology Bull 3X Shares	1,113,485,537	11,889,032	—	—	1,125,374,569
Direxion Daily Technology Bear 3X Shares	(62,929,925)	—	—	(252,265,321)	(315,195,246)
Direxion Daily Transportation Bull 3X Shares	23,104,210	—	—	—	23,104,210
Direxion Daily Utilities Bull 3X Shares	3,960,018	65,896	—	—	4,025,914
Direxion Daily 7-10 Year Treasury Bull 3X Shares	(1,267,383)	—	—	(75,515)	(1,342,898)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	(1,510,643)	—	—	(61,201,957)	(62,712,600)
Direxion Daily 20+ Year Treasury Bull 3X Shares	(52,357,797)	—	—	(7,659,267)	(60,017,064)
DIREXION SEMI-ANNUAL REPORT

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily 20+ Year Treasury Bear 3X Shares	$(93,249,584)	$—	$—	$(971,035,997)	$(1,064,285,581)

1  Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and organizational costs.

At April 30, 2022, the aggregate gross unrealized appreciation and depreciation of investments for U.S Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Mid Cap Bull 3X Shares	$67,665,480	$632,716	$—	$632,716
Direxion Daily S&P 500® Bull 3X Shares	2,893,629,779	—	(35,374,653)	(35,374,653)
Direxion Daily S&P 500® Bear 3X Shares	439,770,699	—	—	—
Direxion Daily Small Cap Bull 3X Shares	1,998,295,895	—	(124,628,038)	(124,628,038)
Direxion Daily Small Cap Bear 3X Shares	335,414,399	—	—	—
Direxion Daily FTSE China Bull 3X Shares	452,435,458	—	(1,777,379)	(1,777,379)
Direxion Daily FTSE China Bear 3X Shares	123,253,601	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	34,126,509	—	(2,084,673)	(2,084,673)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	122,836,291	—	(83,415)	(83,415)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	46,274,073	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	16,298,611	—	(59,017)	(59,017)
Direxion Daily MSCI South Korea Bull 3X Shares	35,284,535	—	(3,117,787)	(3,117,787)
Direxion Daily Aerospace & Defense Bull 3X Shares	225,699,591	8,308,257	(11,508,374)	(3,200,117)
Direxion Daily Consumer Discretionary Bull 3X Shares	41,295,765	457,881	(3,137,938)	(2,680,057)
Direxion Daily Dow Jones Internet Bull 3X Shares	163,027,066	1,514,006	(16,600,550)	(15,086,544)
Direxion Daily Dow Jones Internet Bear 3X Shares	29,770,366	—	—	—
Direxion Daily Financial Bull 3X Shares	2,723,724,902	105,871,939	(91,198,348)	14,673,591
Direxion Daily Financial Bear 3X Shares	140,986,811	—	—	—
Direxion Daily Healthcare Bull 3X Shares	231,196,149	7,418,042	(12,201,168)	(4,783,126)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	245,986,895	449,790	(22,822,744)	(22,372,954)
Direxion Daily Industrials Bull 3X Shares	33,397,409	199,890	(2,693,952)	(2,494,062)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	17,276,190	384,805	(1,693,677)	(1,308,872)
Direxion Daily Real Estate Bull 3X Shares	116,289,279	2,227,688	(1,134,708)	1,092,980
Direxion Daily Real Estate Bear 3X Shares	29,927,192	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	381,093,397	1,213,219	(36,758,008)	(35,544,789)
Direxion Daily Retail Bull 3X Shares	102,012,974	2,772,854	(12,995,984)	(10,223,130)
Direxion Daily S&P 500® High Beta Bull 3X Shares	95,656,240	1,660,778	(10,830,345)	(9,169,567)
Direxion Daily S&P 500® High Beta Bear 3X Shares	42,902,054	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	1,084,523,820	8,710,881	(116,911,694)	(108,200,813)
Direxion Daily S&P Biotech Bear 3X Shares	61,199,689	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	6,663,177,398	—	(462,645,234)	(462,645,234)
Direxion Daily Semiconductor Bear 3X Shares	200,972,588	—	—	—
Direxion Daily Technology Bull 3X Shares	2,311,668,316	136,523,216	(53,321,163)	83,202,053
Direxion Daily Technology Bear 3X Shares	102,339,359	—	—	—
Direxion Daily Transportation Bull 3X Shares	56,905,676	917,469	(2,744,914)	(1,827,445)
Direxion Daily Utilities Bull 3X Shares	22,345,955	552,526	(773,524)	(220,998)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	25,231,799	—	(1,695,414)	(1,695,414)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	60,746,110	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	492,022,969	—	(35,899,435)	(35,899,435)
Direxion Daily 20+ Year Treasury Bear 3X Shares	533,794,103	—	—	—

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales.

DIREXION SEMI-ANNUAL REPORT

In order to meet certain U.S. excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2021.

At October 31, 2021, the Funds deferred, on a tax basis, qualified late year losses of:

Ordinary Late Year Loss Deferral
Direxion Daily Mid Cap Bull 3X Shares	$162,195
Direxion Daily S&P 500® Bull 3X Shares	—
Direxion Daily S&P 500® Bear 3X Shares	3,234,148
Direxion Daily Small Cap Bull 3X Shares	—
Direxion Daily Small Cap Bear 3X Shares	2,862,615
Direxion Daily FTSE China Bull 3X Shares	1,827,917
Direxion Daily FTSE China Bear 3X Shares	310,703
Direxion Daily FTSE Europe Bull 3X Shares	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	1,068,694
Direxion Daily MSCI Emerging Markets Bear 3X Shares	203,938
Direxion Daily MSCI Mexico Bull 3X Shares	—
Direxion Daily MSCI South Korea Bull 3X Shares	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—
Direxion Daily Dow Jones Internet Bear 3X Shares	35,875
Direxion Daily Financial Bull 3X Shares	—
Direxion Daily Financial Bear 3X Shares	1,004,811
Direxion Daily Healthcare Bull 3X Shares	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—
Direxion Daily Industrials Bull 3X Shares	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—
Direxion Daily Real Estate Bull 3X Shares	—
Direxion Daily Real Estate Bear 3X Shares	183,394
Direxion Daily Regional Banks Bull 3X Shares	—
Direxion Daily Retail Bull 3X Shares	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	175,878
Direxion Daily S&P Biotech Bull 3X Shares	—
Direxion Daily S&P Biotech Bear 3X Shares	520,651
Direxion Daily Semiconductor Bull 3X Shares	—
Direxion Daily Semiconductor Bear 3X Shares	810,885
Direxion Daily Technology Bull 3X Shares	—
Direxion Daily Technology Bear 3X Shares	487,735
Direxion Daily Transportation Bull 3X Shares	—
Direxion Daily Utilities Bull 3X Shares	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	75,515
Direxion Daily 7-10 Year Treasury Bear 3X Shares	135,623
Direxion Daily 20+ Year Treasury Bull 3X Shares	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	1,794,543

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.

DIREXION SEMI-ANNUAL REPORT

At October 31, 2021, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily Mid Cap Bull 3X Shares	$8,380,357	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	2,419,952,932	3,329,426
Direxion Daily Small Cap Bull 3X Shares	92,337,273	—	—
Direxion Daily Small Cap Bear 3X Shares	—	3,386,044,852	—
Direxion Daily FTSE China Bull 3X Shares	17,804,809	71,478,831	5,052,532
Direxion Daily FTSE China Bear 3X Shares	—	96,229,365	—
Direxion Daily FTSE Europe Bull 3X Shares	9,244,846	13,690,757	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	84,197,223	55,726,896	60,333,049
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	334,050,210	—
Direxion Daily MSCI Mexico Bull 3X Shares	6,661,142	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	3,755,869	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	3,346,307	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	6,603,182	—
Direxion Daily Financial Bull 3X Shares	2,657,865	—	—
Direxion Daily Financial Bear 3X Shares	—	2,998,196,085	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—
Direxion Daily Industrials Bull 3X Shares	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	—	—
Direxion Daily Real Estate Bull 3X Shares	5,929,770	—	—
Direxion Daily Real Estate Bear 3X Shares	—	119,643,165	—
Direxion Daily Regional Banks Bull 3X Shares	8,197,313	—	—
Direxion Daily Retail Bull 3X Shares	4,735,834	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	441,728	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	94,347,891	—
Direxion Daily S&P Biotech Bull 3X Shares	5,030,055	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	289,440,392	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	757,433,781	—
Direxion Daily Technology Bull 3X Shares	—	—	—
Direxion Daily Technology Bear 3X Shares	—	251,777,266	—
Direxion Daily Transportation Bull 3X Shares	—	—	—
Direxion Daily Utilities Bull 3X Shares	1,053,435	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	61,066,334	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	6,255,612	1,403,655
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	969,241,454	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2022, open U.S. Federal and state income tax years include the tax years ended October 31, 2019 through October 31, 2021. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

DIREXION SEMI-ANNUAL REPORT

4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the period ended April 30, 2022 represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swap and future contracts.

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Mid Cap Bull 3X Shares	$16,280,253	$23,787,267	$8,935,132	$11,222,311
Direxion Daily S&P 500® Bull 3X Shares	945,562,700	2,311,911,909	1,906,150,562	475,774,152
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	727,229,600	1,138,034,746	1,352,113,228	784,535,328
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	201,104,400	559,657,873	524,882,980	157,946,848
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	10,472,035	15,977,374
Direxion Daily MSCI Emerging Markets Bull 3X Shares	51,557,450	117,746,751	34,211,415	51,158,405
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	9,444,510	—	—	4,112,711
Direxion Daily MSCI South Korea Bull 3X Shares	3,836,052	4,181,882	24,269,913	27,703,044
Direxion Daily Aerospace & Defense Bull 3X Shares	69,868,304	89,472,217	90,880,911	119,223,513
Direxion Daily Consumer Discretionary Bull 3X Shares	23,778,949	23,831,774	15,935,627	4,431,667
Direxion Daily Dow Jones Internet Bull 3X Shares	29,809,654	190,034,705	261,099,046	31,920,463
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—
Direxion Daily Financial Bull 3X Shares	1,359,017,529	2,019,716,246	977,300,404	468,025,879
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	22,228,268	11,798,760	57,991,767	83,871,263
Direxion Daily Homebuilders & Supplies Bull 3X Shares	96,244,659	122,447,663	119,593,141	141,124,655
Direxion Daily Industrials Bull 3X Shares	6,624,259	951,942	2,046,652	29,909,387
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	16,533,818	17,157,689	24,856,114	35,562,540
Direxion Daily Real Estate Bull 3X Shares	40,931,362	61,400,504	10,087,997	38,377,231
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	301,415,976	180,371,708	224,997,667	194,601,856
Direxion Daily Retail Bull 3X Shares	29,645,438	93,656,260	91,268,478	41,122,142
Direxion Daily S&P 500® High Beta Bull 3X Shares	57,551,827	64,116,035	53,507,912	47,873,962
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily S&P Biotech Bull 3X Shares	$352,664,645	$1,070,114,761	$1,597,846,177	$504,242,793
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	3,664,797,171	6,095,478,002	8,094,057,806	3,191,556,465
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	927,888,722	1,416,553,553	662,880,012	267,354,263
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	4,184,753	3,422,843	9,930,758	26,695,123
Direxion Daily Utilities Bull 3X Shares	18,508,344	24,270	7,300,989	28,065,676
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	4,714,110	2,127,476
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	90,761,781	141,172,016	19,819,959
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2022.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.

The Adviser has agreed to waive a portion of its fees based upon the specific breakpoints listed in the table below based on each Fund's daily net assets. For the period ended April 30, 2022, the Adviser waived its fee in certain Funds.

Net Asset Range	Advisory Fee Limit
$0 – $1,500,000,000	0.75%
$1,500,000,000 – $2,000,000,000	0.70%
$2,000,000,000 – $2,500,000,000	0.65%
$2,500,000,000 – $3,000,000,000	0.60%
$3,000,000,000 – $3,500,000,000	0.55%
$3,500,000,000 – $4,000,000,000	0.50%
$4,000,000,000 – $4,500,000,000	0.45%
Greater than $4,500,000,000	0.40%

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.026% on the first $10,000,000,000 of the Trust's daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse each Fund's operating expenses to the extent that they exceed 0.95% of each Fund's respective average daily net assets at least until September 1, 2023. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential
	Expenses Recouped	Expenses Reimbursed	October 31, 2022	October 31, 2023	October 31, 2024	April 30, 2025	Recoupment Amount
Direxion Daily Mid Cap Bull 3X Shares	$2,977	$551	$10,229	$27,314	$1,507	$551	$39,601
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

			Potential Recoupment Amounts Expiring:				Total Potential
	Expenses Recouped	Expenses Reimbursed	October 31, 2022	October 31, 2023	October 31, 2024	April 30, 2025	Recoupment Amount
Direxion Daily S&P 500® Bear 3X Shares	$52,581	$—	$—	$150,522	$1,315	$—	$151,837
Direxion Daily Small Cap Bull 3X Shares	226	—	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	3,683	—	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	49,499	—	11,028	66,062	379	—	77,469
Direxion Daily FTSE China Bear 3X Shares	416	2,471	17,020	34,795	11,460	2,471	65,746
Direxion Daily FTSE Europe Bull 3X Shares	4,734	187	—	1,774	1,054	187	3,015
Direxion Daily MSCI Emerging Markets Bull 3X Shares	5,303	1,088	20,457	40,267	939	1,088	62,751
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	26,900	9,879	54,120	58,889	26,900	149,788
Direxion Daily MSCI Mexico Bull 3X Shares	—	5,939	17,392	22,485	6,726	5,939	52,542
Direxion Daily MSCI South Korea Bull 3X Shares	—	4,663	2,140	31,386	4,769	4,663	42,958
Direxion Daily Aerospace & Defense Bull 3X Shares	2,772	—	—	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	7,613	11,111	43,606	18,769	7,613	81,099
Direxion Daily Dow Jones Internet Bull 3X Shares	13,225	7	—	11,648	4,118	7	15,773
Direxion Daily Dow Jones Internet Bear 3X Shares	—	10,433	—	35,406	27,407	10,433	73,246
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	20,746	—	—	43,258	4,546	—	47,804
Direxion Daily Healthcare Bull 3X Shares	28,498	—	—	19,517	384	—	19,901
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	44	3,786	20,729	43,942	5,072	3,786	73,529
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	8,534	35,714	45,404	21,940	8,534	111,592
Direxion Daily Real Estate Bull 3X Shares	7,917	3,638	17,828	40,574	2,655	3,638	64,694
Direxion Daily Real Estate Bear 3X Shares	—	25,545	39,560	62,433	48,415	25,545	175,953
Direxion Daily Regional Banks Bull 3X Shares	1,603	—	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	25,970	—	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	4,110	405	—	32,518	8,528	405	41,451
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	6,211	—	35,623	19,907	6,211	61,741

DIREXION SEMI-ANNUAL REPORT

			Potential Recoupment Amounts Expiring:				Total Potential
	Expenses Recouped	Expenses Reimbursed	October 31, 2022	October 31, 2023	October 31, 2024	April 30, 2025	Recoupment Amount
Direxion Daily S&P Biotech Bull 3X Shares	$1,384	$—	$—	$—	$—	$—	$—
Direxion Daily S&P Biotech Bear 3X Shares	206	2,171	2,084	39,815	2,825	2,171	46,895
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	17,668	—	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	1,590	569	14,406	37,209	2,677	569	54,861
Direxion Daily Transportation Bull 3X Shares	1,439	1,921	24,990	34,483	3,328	1,921	64,722
Direxion Daily Utilities Bull 3X Shares	—	7,503	23,985	38,650	17,028	7,503	87,166
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	9,153	32,553	33,178	21,335	9,153	96,219
Direxion Daily 7-10 Year Treasury Bear 3X Shares	815	3,148	30,792	38,575	26,014	3,148	98,529
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	377	—	—	—	—	—	—

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of April 30, 2022 is presented on the Statement of Assets and Liabilities as Due from (to) Adviser, net.

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

DIREXION SEMI-ANNUAL REPORT

The following is a summary of the inputs used to value the Funds' net assets as of April 30, 2022:

	Asset Class					Liability Class
	Level 1				Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily Mid Cap Bull 3X Shares	$44,439,606	$—	$23,858,590	$—	$—	$(9,512,134)
Direxion Daily S&P 500® Bull 3X Shares	2,127,439,488	—	730,815,638	—	—	(345,561,532)
Direxion Daily S&P 500® Bear 3X Shares	—	—	439,770,699	—	100,138,308	—
Direxion Daily Small Cap Bull 3X Shares	837,372,962	—	1,036,294,895	—	—	(292,904,793)
Direxion Daily Small Cap Bear 3X Shares	—	—	335,414,399	—	104,069,379	(1,732)
Direxion Daily FTSE China Bull 3X Shares	191,638,121	—	259,019,958	—	7,725,504	(8,125,830)
Direxion Daily FTSE China Bear 3X Shares	—	—	123,253,601	—	—	(19,438,907)
Direxion Daily FTSE Europe Bull 3X Shares	13,084,790	—	18,957,046	—	—	(5,442,002)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	1,144,048	—	121,608,828	—	—	(25,005,226)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	46,274,073	—	6,115,739	(2,029,946)
Direxion Daily MSCI Mexico Bull 3X Shares	5,263,899	—	10,975,695	—	79,752	(576,386)
Direxion Daily MSCI South Korea Bull 3X Shares	14,223,108	—	17,943,640	—	—	(7,104,409)
Direxion Daily Aerospace & Defense Bull 3X Shares	—	148,327,921	74,171,553	—	4,907,435	(2,472,713)
Direxion Daily Consumer Discretionary Bull 3X Shares	—	28,539,189	10,076,519	—	—	(5,426,116)
Direxion Daily Dow Jones Internet Bull 3X Shares	—	84,324,466	63,616,056	—	—	(40,743,139)

DIREXION SEMI-ANNUAL REPORT

	Asset Class					Liability Class
	Level 1				Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily Dow Jones Internet Bear 3X Shares	$—	$—	$29,770,366	$—	$417,213	$—
Direxion Daily Financial Bull 3X Shares	—	1,704,372,673	1,034,025,820	—	—	(517,324,855)
Direxion Daily Financial Bear 3X Shares	—	—	140,986,811	—	26,390,308	—
Direxion Daily Healthcare Bull 3X Shares	—	152,188,922	74,224,101	—	—	(8,605,549)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	134,033,589	89,580,352	—	—	(32,884,527)
Direxion Daily Industrials Bull 3X Shares	—	15,299,216	15,604,131	—	—	(4,079,732)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	7,821,783	8,145,535	—	—	(1,875,427)
Direxion Daily Real Estate Bull 3X Shares	—	52,168,493	65,213,766	—	1,207,345	(11,062,627)
Direxion Daily Real Estate Bear 3X Shares	—	—	29,927,192	—	2,166,036	(380,320)
Direxion Daily Regional Banks Bull 3X Shares	—	221,080,306	124,468,302	—	—	(66,912,130)
Direxion Daily Retail Bull 3X Shares	—	51,456,388	40,333,456	—	—	(13,826,599)
Direxion Daily S&P 500® High Beta Bull 3X Shares		56,873,556	29,613,117	—	—	(16,727,810)
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	42,902,054	—	8,842,021	—
Direxion Daily S&P Biotech Bull 3X Shares	—	551,351,632	424,971,375	—	—	(278,071,064)
Direxion Daily S&P Biotech Bear 3X Shares	—	—	61,199,689	—	38,618,644	(892)
Direxion Daily Semiconductor Bull 3X Shares	—	3,784,072,679	2,416,459,485	—	—	(1,181,605,858)
Direxion Daily Semiconductor Bear 3X Shares	—	—	200,972,588	—	52,620,047	—

DIREXION SEMI-ANNUAL REPORT

	Asset Class					Liability Class
	Level 1				Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily Technology Bull 3X Shares	$—	$1,401,005,441	$993,864,928	$—	$—	$(385,106,144)
Direxion Daily Technology Bear 3X Shares	—	—	102,339,359	—	13,901,471	—
Direxion Daily Transportation Bull 3X Shares	—	19,871,125	35,207,106	—	—	(9,793,221)
Direxion Daily Utilities Bull 3X Shares	—	18,411,173	3,713,784	—	1,835,859	(165,889)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	16,056,866	—	7,479,519	—	—	(3,140,560)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	60,746,110	—	7,617,058	(63,815)
Direxion Daily 20+ Year Treasury Bull 3X Shares	208,794,778	—	247,328,756	—	246,284	(89,033,060)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	533,794,103	—	110,185,493	—

For further detail on each asset class, see each Fund's Schedule of Investments.

*  Total return swap contracts are valued at the unrealized appreciation/(depreciation).

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

DIREXION SEMI-ANNUAL REPORT

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2022, the Funds were invested in swap contracts. At April 30, 2022, the fair value of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily S&P 500® Bear 3X Shares	$100,138,308	$—	$100,138,308
Direxion Daily Small Cap Bear 3X Shares	104,069,379	—	104,069,379
Direxion Daily FTSE China Bull 3X Shares	7,725,504	—	7,725,504
Direxion Daily MSCI Emerging Markets Bear 3X Shares	6,115,739	—	6,115,739
Direxion Daily MSCI Mexico Bull 3X Shares	79,752	—	79,752
Direxion Daily Aerospace & Defense Bull 3X Shares	4,907,435	—	4,907,435
Direxion Daily Dow Jones Internet Bear 3X Shares	417,213	—	417,213
Direxion Daily Financial Bear 3X Shares	26,390,308	—	26,390,308
Direxion Daily Real Estate Bull 3X Shares	1,207,345	—	1,207,345
Direxion Daily Real Estate Bear 3X Shares	2,166,036	—	2,166,036
Direxion Daily S&P 500® High Beta Bear 3X Shares	8,842,021	—	8,842,021
Direxion Daily S&P Biotech Bear 3X Shares	38,618,644	—	38,618,644
Direxion Daily Semiconductor Bear 3X Shares	52,620,047	—	52,620,047
Direxion Daily Technology Bear 3X Shares	13,901,471	—	13,901,471
Direxion Daily Utilities Bull 3X Shares	1,835,859	—	1,835,859
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	7,617,058	7,617,058
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	246,284	246,284
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	110,185,493	110,185,493

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bull 3X Shares	$9,512,134	$—	$9,512,134
Direxion Daily S&P 500® Bull 3X Shares	345,561,532	—	345,561,532
Direxion Daily Small Cap Bull 3X Shares	292,904,793	—	292,904,793
Direxion Daily Small Cap Bear 3X Shares	1,732	—	1,732
Direxion Daily FTSE China Bull 3X Shares	8,125,830	—	8,125,830
Direxion Daily FTSE China Bear 3X Shares	19,438,907	—	19,438,907
Direxion Daily FTSE Europe Bull 3X Shares	5,442,002	—	5,442,002
Direxion Daily MSCI Emerging Markets Bull 3X Shares	25,005,226	—	25,005,226
Direxion Daily MSCI Emerging Markets Bear 3X Shares	2,029,946	—	2,029,946
Direxion Daily MSCI Mexico Bull 3X Shares	576,386	—	576,386
Direxion Daily MSCI South Korea Bull 3X Shares	7,104,409	—	7,104,409
Direxion Daily Aerospace & Defense Bull 3X Shares	2,472,713	—	2,472,713
Direxion Daily Consumer Discretionary Bull 3X Shares	5,426,116	—	5,426,116
Direxion Daily Dow Jones Internet Bull 3X Shares	40,743,139	—	40,743,139
Direxion Daily Financial Bull 3X Shares	517,324,855	—	517,324,855
Direxion Daily Healthcare Bull 3X Shares	8,605,549	—	8,605,549
Direxion Daily Homebuilders & Supplies Bull 3X Shares	32,884,527	—	32,884,527
Direxion Daily Industrials Bull 3X Shares	4,079,732	—	4,079,732
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	1,875,427	—	1,875,427
Direxion Daily Real Estate Bull 3X Shares	11,062,627	—	11,062,627
Direxion Daily Real Estate Bear 3X Shares	380,320	—	380,320
Direxion Daily Regional Banks Bull 3X Shares	66,912,130	—	66,912,130
Direxion Daily Retail Bull 3X Shares	13,826,599	—	13,826,599
Direxion Daily S&P 500® High Beta Bull 3X Shares	16,727,810	—	16,727,810
Direxion Daily S&P Biotech Bull 3X Shares	278,071,064	—	278,071,064
Direxion Daily S&P Biotech Bear 3X Shares	892	—	892
Direxion Daily Semiconductor Bull 3X Shares	1,181,605,858	—	1,181,605,858
Direxion Daily Technology Bull 3X Shares	385,106,144	—	385,106,144
Direxion Daily Transportation Bull 3X Shares	9,793,221	—	9,793,221
Direxion Daily Utilities Bull 3X Shares	165,889	—	165,889
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	3,140,560	3,140,560

DIREXION SEMI-ANNUAL REPORT

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily 7-10 Year Treasury Bear 3X Shares	$—	$63,815	$63,815
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	89,033,060	89,033,060

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

Transactions in derivative instruments during the period ended April 30, 2022 by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Mid Cap Bull 3X Shares	Swap Contracts	$9,887,716	$—	$(32,828,811)	$—
Direxion Daily S&P 500® Bull 3X Shares	Swap Contracts	367,020,213	—	(1,133,988,233)	—
Direxion Daily S&P 500® Bear 3X Shares	Swap Contracts	(89,325,430)	—	179,776,824	—
Direxion Daily Small Cap Bull 3X Shares	Swap Contracts	(359,089,321)	—	(428,418,055)	—
Direxion Daily Small Cap Bear 3X Shares	Swap Contracts	11,706,916	—	170,309,666	—
Direxion Daily FTSE China Bull 3X Shares	Swap Contracts	(333,713,582)	—	48,486,730	—
Direxion Daily FTSE China Bear 3X Shares	Swap Contracts	8,646,321	—	(11,768,309)	—
Direxion Daily FTSE Europe Bull 3X Shares	Swap Contracts	(1,110,625)	—	(15,021,390)	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Swap Contracts	(58,604,369)	—	(15,189,465)	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	Swap Contracts	8,949,217	—	2,022,847	—
Direxion Daily MSCI Mexico Bull 3X Shares	Swap Contracts	6,230,077	—	(5,688,445)	—
Direxion Daily MSCI South Korea Bull 3X Shares	Swap Contracts	(14,330,724)	—	(2,275,070)	—
Direxion Daily Aerospace & Defense Bull 3X Shares	Swap Contracts	13,894,905	—	(26,584,434)	—
Direxion Daily Consumer Discretionary Bull 3X Shares	Swap Contracts	(4,456,170)	—	(22,191,093)	—
Direxion Daily Dow Jones Internet Bull 3X Shares	Swap Contracts	(103,338,366)	—	(61,727,192)	—
Direxion Daily Dow Jones Internet Bear 3X Shares	Swap Contracts	11,628,112	—	855,175	—
Direxion Daily Financial Bull 3X Shares	Swap Contracts	564,584,284	—	(1,656,704,407)	—
Direxion Daily Financial Bear 3X Shares	Swap Contracts	(3,196,462)	—	55,865,420	—
Direxion Daily Healthcare Bull 3X Shares	Swap Contracts	44,834,500	—	(67,531,341)	—

DIREXION SEMI-ANNUAL REPORT

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Swap Contracts	$37,215,340	$—	$(161,407,591)	$—
Direxion Daily Industrials Bull 3X Shares	Swap Contracts	9,274,042	—	(18,447,747)	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Swap Contracts	(2,798,986)	—	(2,228,640)	—
Direxion Daily Real Estate Bull 3X Shares	Swap Contracts	54,938,827	—	(65,038,738)	—
Direxion Daily Real Estate Bear 3X Shares	Swap Contracts	(7,639,467)	—	6,892,750	—
Direxion Daily Regional Banks Bull 3X Shares	Swap Contracts	88,598,484	—	(204,897,545)	—
Direxion Daily Retail Bull 3X Shares	Swap Contracts	(35,300,128)	—	(45,918,271)	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	Swap Contracts	19,312,020	—	(56,540,877)	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	Swap Contracts	(5,108,263)	—	16,696,523	—
Direxion Daily S&P Biotech Bull 3X Shares	Swap Contracts	(864,919,474)	—	(252,590,109)	—
Direxion Daily S&P Biotech Bear 3X Shares	Swap Contracts	41,145,278	—	37,893,955	—
Direxion Daily Semiconductor Bull 3X Shares	Swap Contracts	(1,073,038,347)	—	(1,734,691,636)	—
Direxion Daily Semiconductor Bear 3X Shares	Swap Contracts	(21,053,771)	—	70,084,758	—
Direxion Daily Technology Bull 3X Shares	Swap Contracts	350,921,357	—	(1,362,865,797)	—
Direxion Daily Technology Bear 3X Shares	Swap Contracts	(23,343,914)	—	36,332,324	—
Direxion Daily Transportation Bull 3X Shares	Swap Contracts	23,560,405	—	(36,334,749)	—
Direxion Daily Utilities Bull 3X Shares	Swap Contracts	6,988,533	—	(2,791,693)	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Swap Contracts	—	(2,900,381)	—	(2,485,841)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Swap Contracts	—	3,841,311	—	6,990,961
Direxion Daily 20+ Year Treasury Bull 3X Shares	Swap Contracts	—	(105,347,286)	—	(87,008,638)
Direxion Daily 20+ Year Treasury Bear 3X Shares	Swap Contracts	—	79,744,981	—	138,747,246

1  Statements of Operations location: Net realized gain (loss) on swap contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.

DIREXION SEMI-ANNUAL REPORT

For the period ended April 30, 2022, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily Mid Cap Bull 3X Shares	$169,876,483	$—
Direxion Daily S&P 500® Bull 3X Shares	6,901,356,073	—
Direxion Daily S&P 500® Bear 3X Shares	—	1,230,322,518
Direxion Daily Small Cap Bull 3X Shares	3,702,764,291	—
Direxion Daily Small Cap Bear 3X Shares	—	1,222,060,802
Direxion Daily FTSE China Bull 3X Shares	1,190,780,200	—
Direxion Daily FTSE China Bear 3X Shares	—	208,479,462
Direxion Daily FTSE Europe Bull 3X Shares	95,654,356	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	400,494,483	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	99,394,811
Direxion Daily MSCI Mexico Bull 3X Shares	34,141,871	—
Direxion Daily MSCI South Korea Bull 3X Shares	96,381,117	—
Direxion Daily Aerospace & Defense Bull 3X Shares	543,389,923	—
Direxion Daily Consumer Discretionary Bull 3X Shares	104,497,391	—
Direxion Daily Dow Jones Internet Bull 3X Shares	297,702,453	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	45,098,170
Direxion Daily Financial Bull 3X Shares	6,773,830,122	—
Direxion Daily Financial Bear 3X Shares	—	377,382,498
Direxion Daily Healthcare Bull 3X Shares	525,676,909	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	650,672,910	—
Direxion Daily Industrials Bull 3X Shares	99,363,708	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	56,506,595	—
Direxion Daily Real Estate Bull 3X Shares	280,394,041	—
Direxion Daily Real Estate Bear 3X Shares	—	75,080,402
Direxion Daily Regional Banks Bull 3X Shares	884,296,001	—
Direxion Daily Retail Bull 3X Shares	227,805,155	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	208,675,415	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	104,407,408
Direxion Daily S&P Biotech Bull 3X Shares	1,940,213,978	—
Direxion Daily S&P Biotech Bear 3X Shares	—	189,818,543
Direxion Daily Semiconductor Bull 3X Shares	11,296,695,452	—
Direxion Daily Semiconductor Bear 3X Shares	—	536,998,137
Direxion Daily Technology Bull 3X Shares	6,198,078,053	—
Direxion Daily Technology Bear 3X Shares	—	263,076,535
Direxion Daily Transportation Bull 3X Shares	160,491,172	—
Direxion Daily Utilities Bull 3X Shares	61,230,436	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	50,331,640	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	128,651,869
Direxion Daily 20+ Year Treasury Bull 3X Shares	896,261,085	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	1,267,214,864

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 300% or -300% daily performance of their respective indices.

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its

DIREXION SEMI-ANNUAL REPORT

obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

In addition, the Fund's investments in derivatives are subject to the following risks:

• Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

• Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund's volatility. Futures contracts are also subject to leverage risk.

Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards

DIREXION SEMI-ANNUAL REPORT

in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap and future agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

Market Disruption Risk – Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit a Fund's ability to sell securities and the Fund's sales may exacerbate the market volatility and downturn. Under such circumstances, a Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund's returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs' shares) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security and the market closing price of the security. Under those circumstances, the Fund's ability to track its index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to net asset value, and bid-ask spreads in the Fund's shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of other securities that are not perfectly correlated to the Fund's index.

The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.

10.  ADDITIONAL INFORMATION

On March 28, 2022, shares of the following Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Funds or the value of a shareholder's investment in the Fund. A summary of the reverse stock split is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily Semiconductor Bear 3X Shares	3/28/2022	1	:10	$3.50	$35.00	74,251,071	7,425,107

11.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

DIREXION SEMI-ANNUAL REPORT

On May 31, 2022, shares of the following Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the reverse stock split is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily FTSE China Bull 3X Shares	5/31/2022	1	:20	$3.86	$77.20	118,600,013	5,930,001

On June 21, 2022, certain Funds declared income distributions with an ex-date of June 22, 2022 and payable date of June 29, 2022. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Daily S&P 500® Bull 3X Shares	$0.07763
Direxion Daily FTSE China Bull 3X Shares	0.06744
Direxion Daily MSCI Mexico Bull 3X Shares	0.31404
Direxion Daily Financial Bull 3X Shares	0.12167
Direxion Daily Healthcare Bull 3X Shares	0.07652
Direxion Daily Industrials Bull 3X Shares	0.01780
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	0.00361
Direxion Daily Real Estate Bull 3X Shares	0.04457
Direxion Daily Regional Banks Bull 3X Shares	0.08612
Direxion Daily Retail Bull 3X Shares	0.01228
Direxion Daily Semiconductor Bull 3X Shares	0.01880
Direxion Daily Utilities Bull 3X Shares	0.12924
Direxion Daily 20+ Year Treasury Bull 3X Shares	0.02556

Effective August 1, 2022, Direxion Daily Financial Bull 3X Shares and Direxion Daily Financial Bear 3X Shares will change their benchmark index from Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index to Financials Select Sector Index.

Effective August 1, 2022, Direxion Daily Transportation Bull 3X Shares will change its benchmark index from Dow Jones Transportation AverageTM to S&P Transportation Select Industry FMC Capped Index.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 54	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Chief Executive Officer of Rafferty Asset Management, LLC, since 2021 – present; Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019 and Direxion Advisors, LLC, November 2017 – January 2019.	139	None.
Angela Brickl(2) Age: 46	Trustee Chief Compliance Officer Secretary	Lifetime of Trust until removal or resignation; Since 2022 One Year; Since 2018 One Year; Since 2011	Chief Operating Officer, Rafferty Asset Management, LLC since May 2021; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	139	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill owns a beneficial interest in Rafferty.

(2)  Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 82 of the 128 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 11 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Investment Companies Overseen by Trustee(2)	Family of Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 52	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	139	None.
Jacob C. Gaffey Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	139	None.
Henry W. Mulholland Age: 59	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	139	None.
Kathleen M. Berkery Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Chief Financial Officer, Student Sponsor Partners, since November 2021; Senior Manager – Trusts & Estates, Rynkar, Vail & Barrett, LLC, since 2018; Financial Advisor, Lee, Nolan & Koroghlian Life Planning Group, 2010 – 2017.	139	None.
Carlyle Peake Age: 50	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Head of US & LATAM Debt Syndicate, BBVA Securities, Inc., since 2011.	139	None.
Mary Jo Collins Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Managing Director, Imperial Capital LLC, since 2020; Director, Royal Bank of Canada, 2014 – 2020.	139	None.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 82 of the 128 funds registered with the SEC, the Direxion Funds which, as of the date of this SAI, offers for sale to the public 11 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this SAI, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 54	Chief Executive Officer	One Year; Since 2021	Chief Executive Officer, Rafferty Asset Management, LLC, since 2021; Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019 and Direxion Advisors, LLC, November 2017 – January 2019.	93	N/A
Patrick J. Rudnick Age: 48	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010	Senior Vice President, since March 2013, Rafferty Asset Management, LLC; Senior Vice President, since November 2017, Direxion Advisors, LLC.	N/A	N/A
Angela Brickl Age: 46	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011
			General Counsel, Rafferty Asset Management LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A
Corey Noltner Age: 33	Principal Financial Officer	One Year; Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, since October 2015.	N/A	N/A

(1)  Mr. O'Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust, and the Direxion Shares ETF Trust.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 82 of the 128 funds registered with the SEC, the Direxion Funds which, as of the date of this SAI, offers for sale to the public 11 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this SAI, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT APRIL 30, 2022

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Advisers

Rafferty Asset Management, LLC
Direxion Advisors, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

Each Fund's premium/discount information is available free of charge on the Funds' websites or by calling (800) 851-8511 or (833) 547-4417.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds' Part F of Form N-PORT (and Form N-Q prior to April 30, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Patrick Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	7/1/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	7/1/2022

By (Signature and Title)	/s/ Corey Noltner
Corey Noltner, Principal Financial Officer

Date	7/1/2022